Schedule of Investments PIMCO All Asset Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.3%
MUTUAL FUNDS (a) 99.7%
PIMCO All Asset: Multi-RAE PLUS Fund	4,873,278	$51,121
PIMCO All Asset: Multi-Real Fund	5,105,963	46,566
PIMCO Emerging Markets Bond Fund	225,995	1,907
PIMCO Emerging Markets Currency and Short-Term Investments Fund	803,749	5,932
PIMCO Emerging Markets Local Currency and Bond Fund	1,584,503	9,301
PIMCO Extended Duration Fund	351,845	4,936
PIMCO High Yield Fund	1,051,279	8,368
PIMCO Income Fund	317,533	3,366
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,506,225	14,927
PIMCO Investment Grade Credit Bond Fund	181,938	1,621
PIMCO Long Duration Total Return Fund	736,409	5,332
PIMCO Long-Term Real Return Fund	140,561	1,744
PIMCO Long-Term U.S. Government Fund	500,386	7,241
PIMCO Low Duration Fund	3,217,211	29,470
PIMCO RAE Emerging Markets Fund	721,472	7,561
PIMCO RAE Fundamental Advantage PLUS Fund	1,105,011	9,547
PIMCO RAE International Fund	356,064	2,891
PIMCO RAE PLUS EMG Fund	315,011	2,240
PIMCO RAE PLUS International Fund	293,158	2,140
PIMCO RAE US Fund	133,357	1,986
PIMCO RAE US Small Fund	210,535	2,255
PIMCO RAE Worldwide Long/Short PLUS Fund	1,190,121	9,568
PIMCO Real Return Fund	252,040	2,528
PIMCO RealEstateRealReturn Strategy Fund	137,536	3,422
PIMCO Total Return Fund	2,581,228	22,095
PIMCO TRENDS Managed Futures Strategy Fund	803,569	8,944

Total Mutual Funds (Cost $263,713)		267,009

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 5.500 (a)(b)	1,600,414	1,600

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11	0

Total Short-Term Instruments (Cost $1,600)		1,600

Total Investments in Affiliates (Cost $265,313)		268,609

Total Investments 100.3% (Cost $265,313)		$268,609
Other Assets and Liabilities, net (0.3)%		(772)

Net Assets 100.0%		$267,837

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Mutual Funds	$267,009	$0	$0	$267,009
Short-Term Instruments
Mutual Funds	1,600	0	0	1,600

Total Investments	$268,609	$0	$0	$268,609

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$46,808	$3,273	$(510)	$8	$1,542	$51,121	$691	$0
PIMCO All Asset: Multi-Real Fund	45,793	6,801	(6,788)	(1,167)	1,927	46,566	183	0
PIMCO Emerging Markets Bond Fund	3,979	45	(2,106)	(145)	134	1,907	46	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5,483	745	(181)	(2)	(113)	5,932	90	0
PIMCO Emerging Markets Local Currency and Bond Fund	11,564	169	(2,152)	(117)	(163)	9,301	144	0
PIMCO Extended Duration Fund	6,096	15	(848)	(109)	(218)	4,936	15	0
PIMCO Government Money Market Fund	1,651	12,229	(12,280)	0	0	1,600	18	0
PIMCO High Yield Fund	7,332	1,302	(240)	(1)	(25)	8,368	123	0
PIMCO Income Fund	3,562	376	(564)	16	(24)	3,366	53	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	17,778	189	(3,081)	(56)	97	14,927	127	0
PIMCO Investment Grade Credit Bond Fund	1,676	17	(57)	(5)	(10)	1,621	17	0
PIMCO Long Duration Total Return Fund	7,428	53	(1,993)	(699)	543	5,332	52	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term Real Return Fund	1,974	7	(203)	(10)	(24)	1,744	6	0
PIMCO Long-Term U.S. Government Fund	6,845	844	(208)	(16)	(224)	7,241	51	0
PIMCO Low Duration Fund	31,504	3,098	(4,993)	(112)	(27)	29,470	311	0
PIMCO RAE Emerging Markets Fund	8,309	463	(1,526)	52	263	7,561	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	9,614	367	(585)	(2)	153	9,547	132	0
PIMCO RAE International Fund	2,901	0	(92)	(2)	84	2,891	0	0
PIMCO RAE PLUS EMG Fund	2,202	48	(58)	7	41	2,240	48	0
PIMCO RAE PLUS International Fund	2,122	39	(54)	(7)	40	2,140	40	0
PIMCO RAE US Fund	1,280	519	(28)	1	214	1,986	0	0
PIMCO RAE US Small Fund	1,418	639	(28)	1	225	2,255	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	9,474	249	(834)	(18)	697	9,568	0	0
PIMCO Real Return Fund	2,731	398	(603)	3	(1)	2,528	8	0
PIMCO RealEstateRealReturn Strategy Fund	3,291	250	(98)	2	(23)	3,422	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	0	0	0	0	0	0	0
PIMCO Total Return Fund	22,858	3,055	(3,563)	(172)	(83)	22,095	238	0
PIMCO TRENDS Managed Futures Strategy Fund	8,276	619	(264)	(27)	340	8,944	0	0
Totals	$273,949	$35,809	$(43,937)	$(2,577)	$5,365	$268,609	$2,393	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Other Abbreviations:
TBA	To-Be-Announced

Schedule of Investments PIMCO Balanced Allocation Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 72.8% ¤
CORPORATE BONDS & NOTES 3.9%
BANKING & FINANCE 2.9%
American Express Co. 5.850% due 11/05/2027	$300	$309
Bank of America Corp.
1.658% due 03/11/2027 •	200	186
3.950% due 04/21/2025	200	197
Barclays PLC 4.972% due 05/16/2029 •	200	196
Blackstone Holdings Finance Co. LLC 5.900% due 11/03/2027	200	205
BPCE SA 4.625% due 07/11/2024	100	100
Broadstone Net Lease LLC 2.600% due 09/15/2031	100	79
Brookfield Finance, Inc. 4.850% due 03/29/2029	100	99
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	100	93
Corebridge Financial, Inc. 3.850% due 04/05/2029	200	187
Credit Suisse AG AT1 Claim	400	46
Deutsche Bank AG 3.035% due 05/28/2032 •	200	169
Discover Financial Services 4.500% due 01/30/2026	100	98
GLP Capital LP 5.250% due 06/01/2025	150	149
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •	400	383
HSBC Holdings PLC
4.300% due 03/08/2026	200	196
4.583% due 06/19/2029 •	200	194
JPMorgan Chase & Co. 3.782% due 02/01/2028 •	300	289
Lloyds Banking Group PLC 4.450% due 05/08/2025	300	297
LXP Industrial Trust 2.375% due 10/01/2031	300	240
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026	200	189
NatWest Group PLC 1.642% due 06/14/2027 •	200	184
Realty Income Corp.
3.100% due 12/15/2029	100	91
4.000% due 07/15/2029	100	95
Sabra Health Care LP 3.900% due 10/15/2029	100	90
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024	200	197
Wells Fargo & Co.
3.196% due 06/17/2027 •	100	96
4.150% due 01/24/2029	200	193

		4,847

INDUSTRIALS 0.8%
Air Canada Pass-Through Trust 3.750% due 06/15/2029	64	60
American Airlines Pass-Through Trust 3.500% due 08/15/2033	157	137
British Airways Pass-Through Trust 3.300% due 06/15/2034	247	222
Broadcom, Inc. 3.187% due 11/15/2036	100	80
Choice Hotels International, Inc. 3.700% due 12/01/2029	100	90
Energy Transfer LP 3.900% due 07/15/2026	100	97
Las Vegas Sands Corp. 3.200% due 08/08/2024	100	99

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

Nissan Motor Co. Ltd. 4.345% due 09/17/2027		300	285
Penske Truck Leasing Co. LP 4.450% due 01/29/2026		100	98
Reynolds American, Inc. 4.450% due 06/12/2025		62	61

			1,229

UTILITIES 0.2%
Exelon Corp. 3.950% due 06/15/2025		100	98
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		100	100
ONEOK, Inc. 4.550% due 07/15/2028		100	98

			296

Total Corporate Bonds & Notes (Cost $6,766)			6,372

MUNICIPAL BONDS & NOTES 0.0%
VIRGINIA 0.0%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119		100	62

Total Municipal Bonds & Notes (Cost $100)			62

U.S. GOVERNMENT AGENCIES 13.9%
Fannie Mae
5.763% due 11/25/2046 •		56	55
5.766% due 07/25/2046 •		37	37
5.780% due 05/01/2038 •		64	66
5.848% due 11/25/2046 •		54	52
5.918% due 09/25/2046 •		41	40
Freddie Mac
3.500% due 09/01/2047		49	45
4.000% due 08/01/2047		134	127
Uniform Mortgage-Backed Security
2.500% due 06/01/2051 - 09/01/2052		6,424	5,315
3.000% due 10/01/2051 - 01/01/2052		3,841	3,308
3.500% due 11/01/2045 - 09/01/2046		145	132
4.000% due 08/01/2042 - 02/01/2053		1,825	1,703
4.500% due 07/01/2053 - 12/01/2053		2,154	2,053
5.000% due 02/01/2053		2,719	2,655
Uniform Mortgage-Backed Security, TBA
3.500% due 05/01/2054		6,700	6,001
4.500% due 04/01/2054		1,400	1,333

Total U.S. Government Agencies (Cost $22,534)			22,922

U.S. TREASURY OBLIGATIONS 12.9%
U.S. Treasury Bonds
1.750% due 08/15/2041		1,100	743
1.875% due 02/15/2041		600	418
2.000% due 11/15/2041		2,000	1,404
2.250% due 05/15/2041		3,400	2,513
2.375% due 02/15/2042		200	149
2.375% due 05/15/2051		2,500	1,698
4.000% due 11/15/2052		900	846
U.S. Treasury Notes
0.375% due 04/30/2025 (e)		1,600	1,523
0.375% due 09/30/2027		100	87
0.500% due 10/31/2027		100	88
0.625% due 11/30/2027		300	263
0.750% due 05/31/2026		8,300	7,648
0.750% due 01/31/2028		1,400	1,225
4.000% due 06/30/2028		1,800	1,781
4.125% due 10/31/2027		900	893

Total U.S. Treasury Obligations (Cost $25,488)			21,279

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust 4.960% due 08/27/2036 ~		86	81
BANK 4.165% due 05/15/2061 ~		84	82
Citigroup Mortgage Loan Trust 4.475% due 07/25/2037 ~		35	30
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.500% due 10/25/2036 «þ		27	22
Grifonas Finance PLC 4.181% due 08/28/2039 •	EUR	16	17

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

Lehman XS Trust 5.844% due 07/25/2047 •	$197	189

Total Non-Agency Mortgage-Backed Securities (Cost $435)		421

ASSET-BACKED SECURITIES 1.8%
CIT Mortgage Loan Trust 6.944% due 10/25/2037 •	94	94
Citigroup Mortgage Loan Trust 5.704% due 08/25/2036 «•	9	9
Countrywide Asset-Backed Certificates Trust
5.644% due 06/25/2047 •	99	85
5.904% due 05/25/2037 •	497	452
Crestline Denali CLO Ltd. 6.717% due 10/23/2031 •	277	277
ECMC Group Student Loan Trust 6.185% due 02/27/2068 •	44	44
Fremont Home Loan Trust 5.744% due 10/25/2036 •	356	145
GSAMP Trust 6.224% due 07/25/2045 •	115	111
JP Morgan Mortgage Acquisition Trust 6.029% due 05/25/2035 •	176	173
Long Beach Mortgage Loan Trust 6.494% due 06/25/2035 •	181	174
Morgan Stanley ABS Capital, Inc. Trust 5.574% due 10/25/2036 •	124	109
Navient Student Loan Trust 6.485% due 12/27/2066 •	85	85
Option One Mortgage Loan Trust 6.209% due 08/25/2035 •	102	97
Palmer Square Loan Funding Ltd. 6.376% due 10/15/2029 •	175	175
Sound Point CLO Ltd. 6.789% due 07/20/2032 •	300	300
Structured Asset Investment Loan Trust 5.616% due 07/25/2036 •	539	315
Vibrant CLO Ltd. 6.699% due 07/20/2032 •	300	300

Total Asset-Backed Securities (Cost $2,996)		2,945

SHORT-TERM INSTRUMENTS 40.0%
REPURCHASE AGREEMENTS (c) 40.0%		65,727

Total Short-Term Instruments (Cost $65,727)		65,727

Total Investments in Securities (Cost $124,046)		119,728

	SHARES
INVESTMENTS IN AFFILIATES 27.4%
MUTUAL FUNDS (a) 8.3%
PIMCO Income Fund	1,295,529	13,733

Total Mutual Funds (Cost $15,156)		13,733

SHORT-TERM INSTRUMENTS 19.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.1%
PIMCO Short-Term Floating NAV Portfolio III	3,229,314	31,411

Total Short-Term Instruments (Cost $31,412)		31,411

Total Investments in Affiliates (Cost $46,568)		45,144

Total Investments 100.2% (Cost $170,614)		$164,872
Financial Derivative Instruments (d)(f) (0.1)%(Cost or Premiums, net $116)		(105)
Other Assets and Liabilities, net (0.1)%		(275)

Net Assets 100.0%		$164,492

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Institutional Class Shares of each Fund.
(b)								RESTRICTED SECURITIES:
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.430%	03/28/2024	04/01/2024	$64,700		U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033		$(32,834)	$64,700	$64,739
						U.S. Treasury Notes 1.875% due 07/31/2026		(33,284)
FICC	2.600	03/28/2024	04/01/2024	1,027		U.S. Treasury Notes 5.000% due 09/30/2025		(1,047)	1,027	1,027

Total Repurchase Agreements								$(67,165)	$65,727	$65,766

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(2,242) at a weighted average interest rate of 5.423%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

E-Mini S&P 500 Index June Futures				06/2024	217	$57,597	$1,082		$3	$0
MSCI EAFE June Futures				06/2024	349	41,131	454		0	(106)
U.S. Treasury 5-Year Note June Futures				06/2024	14	1,498	2		0	(2)
U.S. Treasury 10-Year Note June Futures				06/2024	4	443	0		0	0

Total Futures Contracts							$1,538	$3		$(108)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.293%	$100	$0	$0	$0	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2024	0.101	200	(5)	6	1	0	0

						$(5)	$6	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly		12/20/2026	$460	$(16)	$14	$(2)	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028	200	(10)	5	(5)	0	0

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	2,700	31	32	63	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	5,200	116	3	119	1	0

$121	$54	$175	$1	$0

Total Swap Agreements	$116	$60	$176	$1	$0

(e)	Securities with an aggregate market value of $407 and cash of $4,228 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)	Unsettled variation margin liability of $(1) for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	04/2024	CAD	19	$14	$0	$0
04/2024	EUR	38	41	0	0

Total Forward Foreign Currency Contracts	$0	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,847	$0	$4,847
Industrials	0	1,229	0	1,229
Utilities	0	296	0	296
Municipal Bonds & Notes
Virginia	0	62	0	62
U.S. Government Agencies	0	22,922	0	22,922
U.S. Treasury Obligations	0	21,279	0	21,279
Non-Agency Mortgage-Backed Securities	0	399	22	421
Asset-Backed Securities	0	2,936	9	2,945
Short-Term Instruments
Repurchase Agreements	0	65,727	0	65,727

$0	$119,697	$31	$119,728
Investments in Affiliates, at Value
Mutual Funds	13,733	0	0	13,733
Short-Term Instruments
Central Funds Used for Cash Management Purposes	31,411	0	0	31,411

$45,144	$0	$0	$45,144

Total Investments	$45,144	$119,697	$31	$164,872

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$3	$1	$0	$4

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(106)	$(2)	$0	$(108)

Total Financial Derivative Instruments	$(103)	$(1)	$0	$(104)

Totals	$45,041	$119,696	$31	$164,768

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$13,546	$212	$0	$0	$(25)	$13,733	$211	$0
PIMCO Short-Term Floating NAV Portfolio III	1,121	130,494	(100,200)	(3)	(1)	31,411	276	0
Totals	$14,667	$130,706	$(100,200)	$(3)	$(26)	$45,144	$487	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	S&P 500	Standard & Poor's 500 Index
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
ALT	Alternate Loan Trust	MSCI	Morgan Stanley Capital International

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 178.1% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
UBS Group AG
0.650% due 01/14/2028 •	EUR	100	$99
7.750% due 03/01/2029 •		100	123

Total Corporate Bonds & Notes (Cost $204)			222

U.S. GOVERNMENT AGENCIES 14.4%
Fannie Mae
5.738% due 01/01/2036 •		$9	9
5.750% due 05/25/2035 ~		6	6
5.785% due 05/25/2042 •		2	2
6.029% due 07/01/2035 •		3	3
6.030% due 11/01/2035 •		3	3
6.281% due 10/01/2044 •		1	1
6.394% due 11/01/2034 •		5	5
Freddie Mac
5.771% due 09/01/2036 •		15	15
5.798% due 07/15/2044 •		145	143
5.883% due 09/15/2042 •		243	240
5.888% due 10/01/2036 •		21	21
6.289% due 02/25/2045 •		20	19
6.350% due 01/01/2034 •		1	1
7.611% due 07/01/2036 •		47	48
Ginnie Mae
6.246% due 08/20/2068 •		317	313
6.464% due 04/20/2067 •		224	226
Ginnie Mae, TBA 3.500% due 04/01/2054		11,200	10,192
U.S. Small Business Administration 5.510% due 11/01/2027		28	28
Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2054 - 05/01/2054		11,028	10,218
4.500% due 04/01/2054 - 05/01/2054		20,300	19,337
5.500% due 05/01/2054		3,300	3,284
6.000% due 04/01/2054 - 05/01/2054		9,500	9,585
6.500% due 04/01/2054		2,900	2,963

Total U.S. Government Agencies (Cost $56,773)			56,662

U.S. TREASURY OBLIGATIONS 68.0%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025 (g)		25,670	24,918
0.125% due 04/15/2026 (g)		25,410	24,340
0.125% due 07/15/2026 (g)		14,949	14,330
0.125% due 10/15/2026 (g)		8,272	7,893
0.125% due 04/15/2027 (i)		4,259	4,014
0.125% due 01/15/2030 (g)		6,113	5,535
0.125% due 07/15/2030		1,179	1,062
0.375% due 07/15/2025		2,991	2,926
0.375% due 01/15/2027 (g)		8,055	7,685
0.375% due 07/15/2027 (g)		10,438	9,934
0.500% due 01/15/2028 (g)		25,286	23,933
0.625% due 01/15/2026 (g)		23,139	22,477
0.625% due 07/15/2032		106	96
0.625% due 02/15/2043		201	155
0.750% due 07/15/2028		5,504	5,259
0.875% due 01/15/2029 (g)		11,968	11,413
1.250% due 04/15/2028 (g)		30,842	29,968
1.375% due 07/15/2033 (g)		6,701	6,435
1.375% due 02/15/2044 (k)		132	116
1.625% due 10/15/2027 (g)		41,378	40,990
1.750% due 01/15/2028		1,727	1,713
1.750% due 01/15/2034		3,009	2,973
2.125% due 02/15/2040		328	333
2.125% due 02/15/2054		1,005	1,017
2.375% due 10/15/2028 (g)		14,499	14,839
2.500% due 01/15/2029 (k)		2,355	2,421
3.875% due 04/15/2029 (k)		848	928

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $275,625)			267,703

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Alliance Bancorp Trust 5.924% due 07/25/2037 •		120	101
Banc of America Mortgage Trust
4.571% due 06/25/2035 ~		13	12
5.212% due 11/25/2035 «~		6	5
Bear Stearns Adjustable Rate Mortgage Trust
4.300% due 07/25/2036 ~		18	16
4.829% due 03/25/2035 ~		20	18
6.290% due 01/25/2035 ~		29	29
Citigroup Mortgage Loan Trust 4.496% due 09/25/2037 ~		101	90
Countrywide Alternative Loan Trust
5.000% due 07/25/2035		40	22
5.638% due 12/20/2046 •		514	441
5.684% due 06/25/2036 •		306	268
6.000% due 02/25/2037		118	51
Countrywide Home Loan Mortgage Pass-Through Trust 4.778% due 10/20/2035 ~		726	693
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.869% due 10/26/2036 ~		26	22
5.594% due 09/29/2036 •		129	125
Eurosail PLC 6.292% due 06/13/2045 •	GBP	97	122
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$38	15
6.900% due 06/25/2034 ~		3	3
GreenPoint Mortgage Funding Trust
5.804% due 09/25/2046 •		68	60
5.984% due 11/25/2045 •		3	2
GSR Mortgage Loan Trust 6.167% due 01/25/2035 ~		7	6
HarborView Mortgage Loan Trust 5.921% due 03/19/2036 •		18	16
IndyMac INDA Mortgage Loan Trust 4.799% due 11/25/2035 «~		5	5
JP Morgan Mortgage Trust
5.315% due 02/25/2035 «~		13	12
5.656% due 07/25/2035 «~		4	4
5.817% due 08/25/2035 ~		12	11
MASTR Adjustable Rate Mortgages Trust 5.371% due 11/21/2034 ~		5	5
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.180% due 09/15/2030 «•		16	16
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		522	492
Residential Accredit Loans, Inc. Trust
6.009% due 10/25/2037 ~		20	16
6.449% due 09/25/2045 •		39	34
Residential Asset Securitization Trust 5.500% due 05/25/2035 •		50	31
Sequoia Mortgage Trust 5.843% due 07/20/2036 •		47	40
Structured Adjustable Rate Mortgage Loan Trust
6.489% due 01/25/2035 •		5	5
7.020% due 02/25/2034 ~		3	2
Structured Asset Mortgage Investments Trust
5.864% due 04/25/2036 •		3	3
6.101% due 10/19/2034 •		4	4
Towd Point Mortgage Funding 6.367% due 10/20/2051 •	GBP	366	462
WaMu Mortgage Pass-Through Certificates Trust
4.720% due 12/25/2035 ~		$28	25
5.859% due 05/25/2047 •		90	72
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035 «		10	8

Total Non-Agency Mortgage-Backed Securities (Cost $3,504)			3,364

ASSET-BACKED SECURITIES 10.1%
ABFC Trust 5.584% due 10/25/2036 •		649	599
ACAS CLO Ltd. 6.450% due 10/18/2028 •		151	152
Allegro CLO Ltd. 6.741% due 10/16/2031 •		679	680
American Money Management Corp. CLO Ltd. 6.513% due 11/10/2030 •		147	147
Apidos CLO
6.460% due 07/18/2029 •		363	363
6.508% due 07/17/2030 •		412	413

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

Arbor Realty Commercial Real Estate Notes Ltd. 6.769% due 01/15/2037 •		1,200	1,195
Ares CLO Ltd. 6.446% due 01/15/2029 •		172	172
Argent Mortgage Loan Trust 5.924% due 05/25/2035 •		55	48
Argent Securities Trust
5.744% due 07/25/2036 •		228	195
5.764% due 05/25/2036 •		555	136
Armada Euro CLO DAC 4.662% due 07/15/2031 •	EUR	657	706
Atlas Senior Loan Fund Ltd. 6.659% due 04/22/2031 •		$413	414
Bain Capital Credit CLO Ltd. 6.549% due 07/20/2030 •		360	361
Barings CLO Ltd. 6.569% due 01/20/2031 •		567	568
Birch Grove CLO Ltd. 6.721% due 06/15/2031 •		212	213
Blackrock European CLO DAC 4.562% due 10/15/2031 •	EUR	491	526
BPCRE Ltd. 7.727% due 01/16/2037 •		$311	312
Carlyle Euro CLO DAC
4.531% due 08/15/2030 •	EUR	963	1,038
4.642% due 01/15/2031 •		639	684
Carlyle Global Market Strategies Euro CLO DAC 4.651% due 11/15/2031 •		898	963
CBAM Ltd. 6.829% due 07/20/2030 •		$437	438
CIFC European Funding CLO DAC 4.992% due 01/15/2034 •	EUR	1,000	1,074
CIFC Funding Ltd. 6.799% due 07/20/2030 •		$305	305
CIT Mortgage Loan Trust 6.944% due 10/25/2037 •		566	563
Citigroup Mortgage Loan Trust
5.904% due 12/25/2036 •		34	23
5.939% due 10/25/2036 •		400	387
Countrywide Asset-Backed Certificates Trust
5.634% due 11/25/2037 •		417	387
5.944% due 03/25/2037 •		166	159
6.184% due 08/25/2047 •		88	84
6.644% due 10/25/2035 •		9	9
Credit-Based Asset Servicing & Securitization LLC
5.555% due 07/25/2037 •		8	5
5.655% due 07/25/2037 •		34	22
Crestline Denali CLO Ltd. 6.717% due 10/23/2031 •		277	277
CVC Cordatus Loan Fund DAC
4.570% due 09/15/2031 •	EUR	385	414
4.592% due 10/15/2031 •		792	849
Denali Capital CLO Ltd. 6.626% due 04/15/2031 •		$394	394
Dryden CLO Ltd. 6.567% due 01/17/2033 •		400	401
Dryden Euro CLO DAC 4.761% due 05/15/2034 •	EUR	394	423
Dryden Senior Loan Fund 6.476% due 04/15/2029 •		$205	205
Ellington Loan Acquisition Trust 6.544% due 05/25/2037 •		17	17
Euro-Galaxy CLO DAC 4.565% due 04/24/2034 •	EUR	499	536
Fremont Home Loan Trust 5.714% due 10/25/2036 •		$83	73
Galaxy CLO Ltd. 6.546% due 10/15/2030 •		307	306
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		38	20
GSAMP Trust
5.514% due 12/25/2036 •		43	21
6.419% due 03/25/2035 •		68	63
Harvest CLO DAC
4.553% due 06/26/2030 •	EUR	496	535
4.650% due 10/20/2031 •		481	515
Home Equity Asset Trust 6.119% due 02/25/2036 •		$236	228
IndyMac INDB Mortgage Loan Trust 5.584% due 07/25/2036 •		217	69
JP Morgan Mortgage Acquisition Trust 5.654% due 10/25/2036 •		17	17
Jubilee CLO DAC 4.542% due 04/15/2030 •	EUR	225	241

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

LCM LP
6.441% due 07/19/2027 •		$2	2
6.706% due 10/15/2031 •		571	572
LCM Ltd.
6.646% due 04/15/2031 •		600	600
6.649% due 01/20/2031 •		331	331
Lehman XS Trust
4.854% due 06/25/2036 þ		90	84
5.764% due 05/25/2036 •		66	57
7.744% due 12/25/2037 •		348	331
LoanCore Issuer Ltd. 6.869% due 01/17/2037 •		600	595
Long Beach Mortgage Loan Trust 5.684% due 08/25/2036 •		473	190
Madison Park Euro Funding DAC 4.692% due 01/15/2032 •	EUR	700	747
Madison Park Funding Ltd.
0.000% due 10/18/2030 «•(a)		$500	500
6.326% due 04/15/2029 •		689	689
6.551% due 07/27/2031 •		963	962
6.706% due 04/25/2032 •		800	800
Man GLG Euro CLO DAC 4.812% due 01/15/2030 •	EUR	39	42
MASTR Asset-Backed Securities Trust 5.594% due 10/25/2036 •		$164	55
MF1 LLC 7.476% due 06/19/2037 •		700	701
MidOcean Credit CLO 6.611% due 01/29/2030 •		60	60
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~		43	24
6.410% due 11/25/2036 þ		672	154
Mountain View CLO LLC 6.666% due 10/16/2029 •		265	265
Neuberger Berman CLO Ltd. 6.490% due 10/18/2029 •		738	739
New Century Home Equity Loan Trust 6.209% due 02/25/2035 •		70	67
OAK Hill European Credit Partners DAC
4.700% due 01/20/2032 •	EUR	325	350
4.710% due 10/20/2031 •		284	304
OCP Euro CLO DAC 4.762% due 01/15/2032 •		953	1,027
OZLM Ltd. 6.829% due 10/30/2030 •		$288	289
Palmer Square European Loan Funding DAC 4.662% due 10/15/2031 •	EUR	479	510
Renaissance Home Equity Loan Trust 6.544% due 09/25/2037 •		$888	376
Residential Asset Securities Corp. Trust
5.904% due 06/25/2036 •		146	141
5.939% due 04/25/2036 •		52	51
Saxon Asset Securities Trust 5.754% due 09/25/2037 •		89	84
Securitized Asset-Backed Receivables LLC Trust
5.744% due 07/25/2036 •		275	111
5.764% due 07/25/2036 •		130	46
5.884% due 10/25/2036 •		3,821	1,303
5.944% due 05/25/2036 •		443	237
SLM Student Loan Trust 6.173% due 10/25/2064 •		269	266
Sound Point CLO Ltd.
6.477% due 01/23/2029 •		9	9
6.559% due 10/20/2030 •		822	820
6.566% due 07/25/2030 •		452	452
Soundview Home Loan Trust 5.644% due 06/25/2037 •		539	368
Structured Asset Securities Corp. Mortgage Loan Trust 6.940% due 04/25/2035 •		43	42
Symphony Static CLO Ltd. 6.416% due 10/25/2029 •		339	339
TCW CLO Ltd. 6.556% due 04/25/2031 •		376	376
TIAA CLO Ltd. 6.779% due 07/20/2031 •		452	452
TPG Real Estate Finance Issuer Ltd. 6.969% due 02/15/2039 •		400	397
Venture CLO Ltd.
6.559% due 09/07/2030 •		322	321
6.599% due 04/20/2029 •		46	47
6.709% due 04/20/2032 •		700	701
6.739% due 07/30/2032 •		300	300
VMC Finance LLC 7.219% due 02/18/2039 •		1,391	1,358

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

Voya CLO Ltd. 6.556% due 06/07/2030 •		413	413
Wellfleet CLO Ltd. 6.749% due 07/20/2032 •		799	800

Total Asset-Backed Securities (Cost $41,764)			39,802

SOVEREIGN ISSUES 8.2%
Argentina Treasury Bond BONCER 0.000% due 06/30/2025 (b)	ARS	4,062	6
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2024 (b)	BRL	15,700	3,057
0.000% due 10/01/2024 (b)		4,500	855
Canada Government Bond 4.250% due 12/01/2026 (d)	CAD	1,081	853
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	2,695	2,884
0.100% due 07/25/2031 (d)		3,051	3,226
0.250% due 07/25/2024 (d)		874	952
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		714	729
1.400% due 05/26/2025 (d)		9,602	10,256
1.800% due 05/15/2036		299	323
Japan Government International Bond
0.100% due 03/10/2028	JPY	365,030	2,532
0.100% due 03/10/2029		930,939	6,485
Provincia de Buenos Aires 106.588% due 04/12/2025	ARS	54	0

Total Sovereign Issues (Cost $35,509)			32,158

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		230,000	226

Total Preferred Securities (Cost $230)			226

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 76.4%
COMMERCIAL PAPER 1.2%
Alimentation Couche-Tard, Inc. 5.560% due 04/04/2024		$250	250
Amcor Flexibles North America, Inc. 5.520% due 04/15/2024		250	249
American Electric Power Co., Inc.
5.580% due 05/01/2024		250	248
5.590% due 06/11/2024		250	247
AT+T, Inc. 5.520% due 04/18/2024		250	249
Crown Castle, Inc. 5.830% due 04/18/2024		250	249
Dominion Energy, Inc.
5.580% due 04/22/2024		250	249
5.600% due 04/23/2024		250	249
Enbridge U.S., Inc. 5.520% due 04/04/2024		250	250
Entergy Corp. 5.600% due 05/21/2024		250	248
Eversource Energy
5.600% due 04/04/2024		250	250
5.620% due 04/01/2024		250	250
5.620% due 04/05/2024		250	250
Intercontinental Exchange, Inc. 5.550% due 04/23/2024		400	398
Keurig Dr Pepper, Inc.
5.520% due 04/17/2024		250	249
5.550% due 04/22/2024		250	249
National Grid North America, Inc. 5.520% due 04/26/2024		250	249

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

Phillips 66 5.550% due 04/02/2024		250	250

			4,633

REPURCHASE AGREEMENTS (f) 75.0%			295,186

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	8,654	9

U.S. TREASURY BILLS 0.2%
5.358% due 05/16/2024 (b)(c)(k)		$775	770

Total Short-Term Instruments (Cost $300,602)			300,598

Total Investments in Securities (Cost $714,211)			700,735

		SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III		696,920	6,779

Total Short-Term Instruments (Cost $6,779)			6,779

Total Investments in Affiliates (Cost $6,779)			6,779

Total Investments 179.8% (Cost $720,990)			$707,514
Financial Derivative Instruments (h)(j) 0.4%(Cost or Premiums, net $(375))			1,341
Other Assets and Liabilities, net (80.2)%			(315,456)

Net Assets 100.0%			$393,399

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.400%	03/28/2024	04/01/2024	$68,400	U.S. Treasury Floating Rate Notes 5.501% due 01/31/2025	$(69,848)	$68,400	$68,441
BPS	5.380	03/28/2024	04/01/2024	10,900	U.S. Treasury Notes 2.250% due 11/15/2025	(11,123)	10,900	10,907
5.400	04/01/2024	04/02/2024	214,400	U.S. Treasury Notes 3.750% due 06/30/2030	(148,787)	145,800	145,800
U.S. Treasury Notes 0.375% due 11/30/2025	(70,028)	68,600	68,600
5.430	03/28/2024	04/01/2024	100	U.S. Treasury Notes 2.750% due 02/28/2025	(102)	100	100
SSB	2.600	03/28/2024	04/01/2024	1,386	U.S. Treasury Notes 1.750% due 11/15/2029(2)	(1,414)	1,386	1,386

Total Repurchase Agreements	$(301,302)	$295,186	$295,234

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)

BCY	5.420%	03/12/2024	04/23/2024	$(15,994)	$(16,042)
BPG	5.430	03/04/2024	04/02/2024	(1,350)	(1,356)
5.450	04/01/2024	04/02/2024	(197,521)	(197,521)
GSC	5.420	03/05/2024	04/02/2024	(805)	(809)
5.420	03/06/2024	04/03/2024	(10,738)	(10,780)
TDM	5.420	03/15/2024	04/04/2024	(15,781)	(15,821)

Total Sale-Buyback Transactions	$(242,329)

(g)	Securities with an aggregate market value of $241,149 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(52,972) at a weighted average interest rate of 5.439%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for sale-buyback transactions includes $(93) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CBOT Corn December 2024 Futures	$600.000	11/22/2024	33	$165	$18	$12

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

FUTURE STYLED COMMODITY OPTIONS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - ICE Brent Crude September 2024 Futures		70.000	07/26/2024	5	$5	$16	$4
Call - ICE Brent Crude September 2024 Futures		65.000	07/26/2024	5	5	11	2

						$27	$6

Total Purchased Options						$45	$18

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT Corn December 2024 Futures		$400.000	11/22/2024	33	$165	$(12)	$(9)
Call - CME Gold May 2024 Futures		2,200.000	04/25/2024	4	0	(5)	(21)
Call - CME Gold May 2024 Futures		2,250.000	04/25/2024	1	0	(2)	(3)
Call - NYMEX Crude June 2024 Futures		86.000	05/16/2024	1	1	(1)	(2)
Call - NYMEX Crude June 2024 Futures		83.000	05/16/2024	6	6	(12)	(15)
Call - NYMEX Crude June 2024 Futures		84.000	05/16/2024	1	1	(1)	(2)
Call - NYMEX Crude May 2024 Futures		81.000	04/17/2024	1	1	(1)	(3)
Call - NYMEX Crude May 2024 Futures		82.000	04/17/2024	1	1	(1)	(2)
Call - NYMEX Crude May 2024 Futures		83.000	04/17/2024	1	1	(1)	(2)
Call - NYMEX Crude May 2024 Futures		84.000	04/17/2024	1	1	(1)	(1)
Put - NYMEX Crude June 2024 Futures		65.000	05/16/2024	5	5	(15)	(1)

						$(52)	$(61)

FUTURE STYLED COMMODITY OPTIONS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Dutch TTF Natural Gas August 2024 Futures		60.000	07/26/2024	1	$1	$(2)	$0
Call - EUREX Dutch TTF Natural Gas July 2024 Futures		60.000	06/26/2024	1	1	(2)	0
Call - EUREX Dutch TTF Natural Gas June 2024 Futures		35.000	05/24/2024	9	6	(9)	(6)
Call - EUREX Dutch TTF Natural Gas June 2024 Futures		60.000	05/24/2024	1	1	(2)	0
Call - EUREX Dutch TTF Natural Gas May 2024 Futures		40.000	04/26/2024	9	7	(4)	(1)
Call - EUREX Dutch TTF Natural Gas May 2024 Futures		60.000	04/26/2024	1	1	(2)	0
Call - EUREX Dutch TTF Natural Gas September 2024 Futures		60.000	08/27/2024	1	1	(2)	(1)
Call - ICE Brent Crude July 2024 Futures		90.000	05/28/2024	1	1	(1)	(2)
Call - ICE Brent Crude July 2024 Futures		91.000	05/28/2024	2	2	(2)	(3)
Call - ICE Brent Crude June 2024 Futures		86.000	04/25/2024	1	1	(1)	(3)
Call - ICE Brent Crude June 2024 Futures		86.500	04/25/2024	1	1	(1)	(2)
Call - ICE Brent Crude June 2024 Futures		87.000	04/25/2024	1	1	(1)	(2)
Call - ICE Brent Crude June 2024 Futures		88.000	04/25/2024	2	2	(3)	(3)
Call - ICE Brent Crude September 2024 Futures		85.000	07/26/2024	5	5	(16)	(22)
Call - ICE Brent Crude September 2024 Futures		90.000	07/26/2024	5	5	(14)	(12)
Call - NYMEX Crude May 2024 Futures		85.000	04/17/2024	1	1	(1)	(1)

						$(63)	$(58)

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE 3-Month Euribor April 2024 Futures		96.750	04/12/2024	141	$353	$(95)	$(1)

Total Written Options						$(210)	$(120)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee May Futures	05/2024	3	$212		$4	$0	$(2)
Arabica Coffee September Futures	09/2024	3	211		4	0	(2)
Australia Government 10-Year Bond June Futures	06/2024	67	5,090		39	25	0
Brent Crude December Futures	10/2024	13	1,072		40	12	0
Brent Crude June Futures	04/2024	16	1,392		60	25	0
Brent Crude November Futures	09/2024	6	499		45	7	0
Brent Crude October Futures	08/2024	8	670		63	9	0
Brent Crude September Futures	07/2024	2	169		10	2	0
California Carbon Allowance December Futures	12/2024	177	7,046		197	108	0
California Carbon Allowance December Futures	12/2025	81	3,432		(86)	49	0
Cocoa December Futures	12/2024	12	904		218	0	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

Copper July Futures	07/2024	5	505	5	1	0
Corn December Futures	12/2024	5	119	4	4	0
Euro-Bobl June Futures	06/2024	51	6,506	(6)	17	0
Euro-BTP Italy Government Bond June Futures	06/2024	40	5,136	77	16	(20)
Euro-Buxl 30-Year Bond June Futures	06/2024	7	1,026	21	12	0
European Climate Exchange December Futures	12/2024	6	400	3	1	(4)
Gas Oil August Futures	08/2024	1	80	1	1	0
Gas Oil December Futures	12/2024	1	78	0	0	0
Hard Red Winter Wheat December Futures	12/2024	9	274	(9)	3	0
Hard Red Winter Wheat July Futures	07/2024	29	841	26	8	0
Hard Red Winter Wheat May Futures	05/2024	22	644	(17)	8	0
Iron Ore July Futures	07/2024	60	598	(31)	4	0
Lean Hogs October Futures	10/2024	2	70	1	0	0
Live Cattle June Futures	06/2024	12	865	(12)	8	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) June Futures	06/2024	3	104	10	0	0
Natural Gas December Futures	11/2024	1	26	1	0	0
Natural Gas February Futures	01/2025	3	107	(9)	2	0
Natural Gas June Futures	05/2024	1	20	(1)	0	0
Natural Gas March Futures	02/2025	12	384	(39)	6	0
Natural Gas May Futures	04/2024	51	899	(99)	23	0
Natural Gas November Futures	10/2024	1	24	0	0	0
Natural Gas October Futures	09/2024	11	278	(170)	6	0
Natural Gas October Futures	09/2024	1	23	(2)	0	0
Nickel July Futures	07/2024	1	101	(11)	0	(11)
RBOB Gasoline September Futures	08/2024	3	318	14	5	0
Silver July Futures	07/2024	1	126	3	1	0
Soybean July Futures	07/2024	17	1,024	8	0	(1)
Soybean Meal July Futures	07/2024	58	1,978	7	0	(9)
U.S. Treasury 10-Year Note June Futures	06/2024	120	13,296	38	0	(10)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	197	22,578	85	3	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	112	14,448	145	53	0
Wheat July Futures	07/2024	8	230	5	5	0
Wheat May Futures	05/2024	44	1,233	(47)	28	0
WTI Crude August Futures	07/2024	3	243	4	4	0
WTI Crude December Futures	11/2025	10	723	17	7	0
WTI Crude January Futures	12/2024	5	386	6	5	0
WTI Crude July Futures	06/2024	2	163	10	3	0
WTI Crude June Futures	05/2025	25	1,867	165	21	0
WTI Crude November Futures	10/2024	10	785	72	11	0
WTI Crude October Futures	09/2024	10	793	66	12	0

				$935	$515	$(61)

SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2024	15	$(880)	$(25)	$0	$(25)
Arabica Coffee July Futures	07/2024	4	(282)	(6)	3	0
Brent Crude December Futures	10/2025	5	(386)	(16)	0	(3)
Brent Crude December Futures	10/2026	3	(222)	(9)	0	(1)
Brent Crude February Futures	12/2024	4	(325)	(26)	0	(4)
Brent Crude July Futures	05/2024	3	(258)	(28)	0	(4)
Brent Crude June Futures	04/2025	9	(715)	(76)	0	(8)
Brent Crude March Futures	01/2025	3	(242)	(19)	0	(3)
Cocoa July Futures	07/2024	6	(558)	(118)	1	0
Cocoa September Futures	09/2024	2	(172)	(37)	0	0
Corn July Futures	07/2024	126	(2,863)	(54)	0	(96)
Corn May Futures	05/2024	50	(1,105)	9	0	(38)
Corn September Futures	09/2024	21	(488)	(14)	0	(17)
Euro-Bund June Futures	06/2024	82	(11,800)	(26)	0	(56)
Euro-OAT France Government 10-Year Bond June Futures	06/2024	35	(4,840)	(45)	6	(17)
Euro-Schatz June Futures	06/2024	215	(24,517)	(9)	7	(17)
Gas Oil June Futures	06/2024	6	(481)	(19)	0	(3)
Gas Oil October Futures	10/2024	2	(159)	(1)	0	(1)
Gas Oil September Futures	09/2024	7	(555)	3	0	(3)
Gold 100 oz. June Futures	06/2024	4	(895)	(15)	0	(10)
Hard Red Winter Wheat September Futures	09/2024	13	(384)	(3)	0	(4)
Lead July Futures	07/2024	5	(258)	1	4	(3)
Lean Hogs June Futures	06/2024	18	(730)	(30)	1	0
Live Cattle October Futures	10/2024	1	(73)	2	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) May Futures	05/2024	3	(105)	1	0	0
Natural Gas April Futures	03/2025	4	(120)	0	0	(2)
Natural Gas August Futures	07/2024	1	(24)	0	0	(1)
Natural Gas December Futures	11/2024	10	(344)	44	0	(7)
Natural Gas January Futures	12/2024	12	(447)	44	0	(8)
Natural Gas July Futures	06/2024	33	(772)	36	0	(16)
Natural Gas June Futures	05/2024	9	(192)	(7)	3	(4)
Natural Gas May Futures	04/2024	1	(22)	1	0	0
Natural Gas September Futures	08/2024	10	(244)	(10)	0	(5)
Palladium June Futures	06/2024	1	(102)	(1)	0	(3)
Platinum July Futures	07/2024	3	(138)	(2)	0	(2)
RBOB Gasoline June Futures	05/2024	5	(565)	(30)	0	(9)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

Robusta Coffee May Futures	05/2024	6	(209)	(22)	5	0
Short Italian Bond (BTP) June Futures	06/2024	82	(9,367)	(15)	9	(5)
Soybean Meal December Futures	12/2024	11	(381)	(3)	0	0
Soybean November Futures	11/2024	7	(415)	(11)	0	(1)
Soybean Oil December Futures	12/2024	11	(319)	(18)	0	(2)
Soybean Oil July Futures	07/2024	6	(175)	(3)	0	(1)
Sugar No. 11 October Futures	09/2024	10	(247)	(2)	0	(2)
U.S. Treasury 2-Year Note June Futures	06/2024	435	(88,951)	(1)	88	0
U.S. Treasury 5-Year Note June Futures	06/2024	272	(29,108)	110	26	0
U.S. Treasury Long-Term Bond June Futures	06/2024	449	(54,076)	(708)	0	(109)
UK Natural Gas June Futures	05/2024	5	(128)	3	2	(2)
Wheat December Futures	12/2024	9	(275)	7	0	(4)
Wheat September Futures	09/2024	8	(237)	(6)	0	(4)
WTI Crude April Futures	03/2025	3	(227)	(11)	0	(3)
WTI Crude December Futures	11/2024	16	(1,245)	(53)	0	(17)
WTI Crude February Futures	01/2025	5	(383)	(27)	0	(5)
WTI Crude June Futures	05/2024	16	(1,319)	(66)	0	(26)
WTI Crude March Futures	02/2025	5	(380)	(30)	0	(5)
WTI Crude May Futures	04/2024	5	(416)	(8)	0	(5)
WTI Crude May Futures	04/2025	3	(225)	(3)	0	(3)
WTI Crude September Futures	08/2024	1	(80)	(1)	0	(1)
Zinc July Futures	07/2024	4	(245)	5	5	0

$(1,348)	$160	$(566)

Total Futures Contracts	$(413)	$675	$(627)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	195,330	$5	$2	$7	$0	$(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	640,000	(26)	(2)	(28)	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	309,000	27	(1)	26	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$5,220	(9)	63	54	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	14,000	(973)	(177)	(1,150)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	1,590	(108)	(19)	(127)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	10,300	(300)	(367)	(667)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	1,850	445	87	532	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	1,400	350	64	414	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	6,700	506	426	932	0	(14)
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	2,300	61	(28)	33	0	(5)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	(2)	0	(2)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	700	(45)	(12)	(57)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	1,600	(106)	(28)	(134)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	900	(60)	(13)	(73)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	1,600	(88)	(20)	(108)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	700	(39)	(8)	(47)	1	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	5,300	203	2	205	25	0
Receive(3)	6-Month EUR-EURIBOR	2.635	Annual	02/15/2033	17,839	0	(153)	(153)	0	(98)
Pay(3)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	50,800	777	376	1,153	291	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	900	426	14	440	0	(7)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	950	449	15	464	0	(8)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,800	850	27	877	0	(15)
Receive(3)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		11,500	(563)	(25)	(588)	0	(138)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,100	23	(1)	22	1	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		600	8	(1)	7	1	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		800	22	(2)	20	1	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		3,300	(704)	21	(683)	0	(2)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,200	28	(3)	25	1	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		2,700	26	(6)	20	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		1,300	(10)	(2)	(12)	0	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		600	12	(1)	11	0	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		400	65	(2)	63	1	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		1,500	29	1	30	0	(1)
Pay	CPTFEMU	2.362	Maturity	11/15/2033		800	16	1	17	0	0
Pay	CPTFEMU	2.390	Maturity	11/15/2033		900	21	0	21	0	0
Pay	CPTFEMU	2.487	Maturity	05/15/2037		80	(3)	0	(3)	0	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	(23)	0	(23)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		200	(9)	(1)	(10)	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(28)	(3)	(31)	2	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	(8)	(1)	(9)	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		230	(19)	0	(19)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		700	22	(5)	17	3	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		600	46	(5)	41	2	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		400	34	(4)	30	1	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		900	97	(9)	88	3	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	16	(2)	14	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	40	(4)	36	1	0
Receive	CPTFEMU	2.547	Maturity	11/15/2053		200	(7)	2	(5)	0	(1)
Receive	CPTFEMU	2.620	Maturity	11/15/2053		400	(23)	3	(20)	0	(1)
Pay	CPURNSA	2.560	Maturity	09/12/2024		$1,200	0	(6)	(6)	0	(5)
Pay	CPURNSA	2.565	Maturity	09/12/2024		3,100	1	(17)	(16)	0	(13)
Receive	CPURNSA	2.703	Maturity	05/25/2026		130	10	1	11	0	0
Pay	CPURNSA	2.101	Maturity	07/20/2027		1,800	(215)	(8)	(223)	0	(1)
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	(158)	(6)	(164)	0	(1)
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	(223)	(9)	(232)	0	(1)
Receive	CPURNSA	1.793	Maturity	08/24/2027		600	89	2	91	0	0
Receive	CPURNSA	1.797	Maturity	08/25/2027		300	44	2	46	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	42	2	44	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	(74)	(3)	(77)	0	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	(70)	(3)	(73)	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	(163)	(6)	(169)	0	(1)
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	(184)	(8)	(192)	0	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		630	(55)	(3)	(58)	0	(1)
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	(83)	(4)	(87)	0	(1)
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	(83)	(5)	(88)	0	(1)
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	(158)	(8)	(166)	0	(2)
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,100	68	5	73	1	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		500	27	2	29	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	(127)	(5)	(132)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	(54)	(1)	(55)	0	(1)
Pay	CPURNSA	1.997	Maturity	07/25/2029		2,800	(359)	(11)	(370)	0	(2)
Receive	CPURNSA	2.311	Maturity	02/24/2031		8,300	896	30	926	5	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	72,600	15	21	36	1	0
Pay	FRCPXTOB	1.617	Maturity	07/15/2028		520	(44)	2	(42)	0	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		390	(47)	1	(46)	1	0

Total Swap Agreements							$546	$164	$710	$354	$(370)

(i)	Securities with an aggregate market value of $3,419 and cash of $2,886 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)	Future styled option variation margin liability of $(10) is outstanding at period end.
(2)	Unsettled variation margin asset of $21 and liability of $(4) for closed futures is outstanding at period end.
(3)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2024			$19		AUD	29	$0		$0
		05/2024		AUD	29		$19		0		0
BOA		04/2024		GBP	319		404		1		0
		04/2024			$27		AUD	41	0		0
		04/2024			476		EUR	439	0		(3)
		04/2024			3,323		JPY	502,081	0		(6)
		05/2024		AUD	41		$27		0		0
		05/2024		JPY	499,798		3,323		6		0
BPS		04/2024		AUD	105		69		0		0
		04/2024		EUR	20		22		0		0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

04/2024	GBP	383	484	1	0
04/2024	$61	EUR	56	0	(1)
05/2024	EUR	756	$817	0	0
BRC	05/2024	GBP	859	1,086	2	0
05/2024	$260	GBP	206	0	0
CBK	04/2024	BRL	1,191	$239	2	0
04/2024	$238	BRL	1,191	0	(1)
04/2024	214	EUR	196	0	(3)
04/2024	210	GBP	166	0	0
05/2024	239	BRL	1,195	0	(2)
DUB	04/2024	BRL	2,193	$439	2	0
04/2024	EUR	27,616	30,016	223	0
04/2024	$436	BRL	2,193	1	0
05/2024	BRL	2,200	$436	0	(1)
FAR	04/2024	$5,670	JPY	857,373	0	(7)
05/2024	JPY	853,483	$5,670	7	0
GLM	04/2024	BRL	8,000	1,603	8	0
04/2024	EUR	815	884	5	0
04/2024	$1,601	BRL	8,000	1	(7)
07/2024	BRL	5,700	$1,133	8	(1)
10/2024	2,900	571	2	0
JPM	04/2024	223	45	0	0
04/2024	$45	BRL	223	0	0
07/2024	BRL	10,000	$1,995	18	0
07/2024	$45	BRL	225	0	0
MBC	04/2024	EUR	478	$522	5	0
04/2024	JPY	585,593	3,907	39	0
04/2024	$813	CAD	1,103	1	0
04/2024	44	EUR	41	0	0
05/2024	CAD	1,102	$813	0	(1)
MYI	04/2024	BRL	1,600	320	1	0
04/2024	CAD	1,107	815	0	(2)
04/2024	$322	BRL	1,600	0	(3)
04/2024	29,697	EUR	27,441	0	(92)
05/2024	EUR	27,441	$29,733	94	0
10/2024	BRL	1,600	316	3	0
SCX	04/2024	GBP	44	56	0	0
SSB	05/2024	MXN	13	1	0	0
TOR	04/2024	JPY	775,888	5,191	66	0
05/2024	AUD	35	23	0	0
UAG	04/2024	GBP	113	143	1	0
04/2024	$51	GBP	40	0	0

Total Forward Foreign Currency Contracts	$497	$(130)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(43)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	0

$(59)	$(43)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	04/16/2024	14,500	$(67)	$0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.269	05/13/2024	14,700	(64)	(21)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	3,000	(39)	(43)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	3,000	(39)	(14)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	17,100	(215)	(224)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	17,100	(215)	(91)

$(639)	$(393)

Total Written Options	$(698)	$(436)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$778	$(40)	$40	$0	$0
GST	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	292	(17)	17	0	0
SAL	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	400	(1)	(1)	0	(2)

								$(58)	$56	$0	$(2)

TOTAL RETURN SWAPS ON COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	02/18/2025	$2,225	$0	$1	$1	$0
	Receive	BCOMF1TC Index	83,211	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	8,286	0	25	25	0
	Receive	BCOMTR Index	226,167	5.350% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	52,078	0	132	132	0
CBK	Receive	BCOMF1TC Index	421	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	48	0	0	0	0
	Receive	BCOMTR Index	7,319	5.350% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	1,685	0	4	4	0
	Receive	CIXBSTR3 Index	118,366	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	29,887	0	73	73	0
CIB	Receive	BCOMTR Index	11,132	5.350% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	2,563	0	6	6	0
GST	Receive	BCOMF1NTC Index	1,176	5.430% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	399	0	1	1	0
	Receive	BCOMF1TC Index	102,940	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	37,980	0	115	115	0
	Receive	BCOMTR Index	62,516	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	14,395	0	36	36	0
	Receive	CMDSKEWLS Index	11,165	0.250%	Monthly	02/18/2025	3,958	0	37	37	0
JPM	Receive	JMABFNJ2 Index	35,936	0.000%	Monthly	12/31/2024	3,872	0	0	0	0
	Pay	BCOMTR Index	8,887	5.150% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2025	2,046	0	(5)	0	(5)
	Receive	BCOMAG Index	3,043	0.150%	Monthly	02/18/2025	181	0	2	2	0
	Receive	BCOMF1TC Index	7,483	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	1,444	0	4	4	0
	Receive	JMABNIC5 Index	61,603	0.000%	Monthly	02/18/2025	11,358	0	12	12	0
MAC	Receive	BCOMTR Index	8,118	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	1,869	0	5	5	0
	Receive	BCOMTR1 Index	131,416	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	14,998	0	38	38	0
	Receive	PIMCODB Index	200,698	0.000%	Monthly	02/18/2025	38,970	0	403	403	0
MEI	Receive	BCOMCT3 Index	4,039	0.100%	Monthly	02/18/2025	378	0	0	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

	Receive	BCOMTR Index	14,961	5.350% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	3,445	0	9	9	0
	Receive	BCOMTR2 Index	292,026	5.350% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	50,550	0	136	136	0
MYC	Receive	BCOMTR Index	281,579	5.340% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	64,837	0	165	165	0
	Receive	BCOMTR1 Index	80,105	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	53,845	0	136	136	0
RBC	Receive	RBCAEC0T Index	50,266	5.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	3,928	0	11	11	0
SOG	Receive	BCOMTR Index	10,441	5.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	2,404	0	6	6	0

								$0	$1,352	$1,357	$(5)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/15/2024	$30,000	$0	$3	$12	$(9)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.500% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/25/2024	20,000	0	(25)	0	(25)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/30/2024	100,000	0	(181)	2	(183)

								$0	$(203)	$14	$(217)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(6)		6.970%	Maturity	08/02/2024	$67	$0	$4	$4	$0
	Pay	GOLDLNPM Index(6)		4.203	Maturity	10/22/2025	10,168	0	156	156	0
	Pay	GOLDLNPM Index(6)		6.325	Maturity	04/10/2026	4,453	0	156	156	0

								$0	$316	$316	$0

Total Swap Agreements								$(58)	$1,521	$1,687	$(224)

(k)

Securities with an aggregate market value of $2,730 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)							Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)							Variance Swap

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$222	$0	$222
U.S. Government Agencies	0	56,662	0	56,662
U.S. Treasury Obligations	0	267,703	0	267,703
Non-Agency Mortgage-Backed Securities	0	3,314	50	3,364
Asset-Backed Securities	0	39,302	500	39,802
Sovereign Issues	0	32,158	0	32,158
Preferred Securities
Banking & Finance	0	226	0	226
U.S. Treasury Obligations	0	0	0	0
Short-Term Instruments
Commercial Paper	0	4,633	0	4,633
Repurchase Agreements	0	295,186	0	295,186
Short-Term Notes	0	9	0	9
U.S. Treasury Bills	0	770	0	770

	$0	$700,185	$550	$700,735
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,779	$0	$0	$6,779

Total Investments	$6,779	$700,185	$550	$707,514

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	523	524	0	1,047
Over the counter	0	2,184	0	2,184

	$523	$2,708	$0	$3,231
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(627)	(490)	0	(1,117)
Over the counter	0	(790)	0	(790)

	$(627)	$(1,280)	$0	$(1,907)

Total Financial Derivative Instruments	$(104)	$1,428	$0	$1,324

Totals	$6,675	$701,613	$550	$708,838

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 22.9% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the

Notes to Financial Statements (Cont.)

value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in this Prospectus.

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and

Notes to Financial Statements (Cont.)

Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$9,226	$82,550	$(85,000)	$4	$(1)	$6,779	$50	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	CAD	Canadian Dollar	JPY	Japanese Yen
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIC	J.P. Morgan Nic Custom Index
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABNIC5	J.P. Morgan Custom Commodity Index
BCOMTR	Bloomberg Commodity Index Total Return	CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate
BCOMTR1	Bloomberg Custom Commodity Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	OPIS	Oil Price Information Service
BCOMTR2	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	PIMCODB	PIMCO Custom Commodity Basket
BRENT	Brent Crude	GOLDLNPM	London Gold Market Fixing Ltd. PM	RBCAEC	Custom Commodity Forward Index
CIXBSTR3	Custom Commodity Index	JMABFNJ	J.P. Morgan Custom Commodity Index	RBCAEC0T	Custom Commodity Forward Index
CMBX	Commercial Mortgage-Backed Index	JMABFNJ2	J.P. Morgan Custom Commodity Index

Other Abbreviations:
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced
DAC	Designated Activity Company	OIS	Overnight Index Swap	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	oz.	Ounce

Schedule of Investments PIMCO Dynamic Bond Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 157.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
Caesars Entertainment Corp. 8.040% (TSFR03M + 2.750%) due 02/06/2031 ~		$100	$100
Carnival Corp. 8.319% (TSFR1M + 3.000%) due 08/08/2027 ~		199	199
Charter Communications Operating LLC 7.076% (TSFR1M + 1.750%) due 02/01/2027 ~		185	185
Lifepoint Health, Inc. 11.087% due 11/16/2028		427	429
MITER Brands TBD% due 03/21/2031		100	101

Total Loan Participations and Assignments (Cost $1,005)			1,014

CORPORATE BONDS & NOTES 16.3%
BANKING & FINANCE 9.7%
Ally Financial, Inc. 6.848% due 01/03/2030 •		100	103
American Assets Trust LP 3.375% due 02/01/2031		200	163
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		40	36
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	100	113
Banco Santander SA 1.849% due 03/25/2026		$200	187
Bank of America Corp. 3.384% due 04/02/2026 •		200	196
Barclays PLC
4.375% due 01/12/2026		300	294
7.437% due 11/02/2033 •		200	222
BNP Paribas SA 1.904% due 09/30/2028 •		200	178
BPCE SA 7.003% due 10/19/2034 •		250	272
Cantor Fitzgerald LP 7.200% due 12/12/2028		200	207
Cooperatieve Rabobank UA 5.500% due 10/05/2026		300	303
Deutsche Bank AG 6.119% due 07/14/2026 •		400	402
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		100	95
Ford Motor Credit Co. LLC 5.800% due 03/05/2027		200	201
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	96
3.691% due 06/05/2028 •		400	383
HSBC Holdings PLC 6.254% due 03/09/2034 •		400	422
ING Groep NV 5.550% due 03/19/2035 •		200	199
Intesa Sanpaolo SpA 3.250% due 09/23/2024		400	395
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	188
5.299% due 07/24/2029 •		200	202
JPMorgan Chase Bank NA 5.110% due 12/08/2026		250	251
LeasePlan Corp. NV 2.875% due 10/24/2024		500	492
Lloyds Banking Group PLC 5.462% due 01/05/2028 •		200	200
Mitsubishi UFJ Financial Group, Inc. 5.242% due 04/19/2029 •		200	202
Morgan Stanley 5.123% due 02/01/2029 •		200	200
Nationwide Building Society 4.302% due 03/08/2029 •		500	479
NatWest Group PLC 4.892% due 05/18/2029 •		200	196

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

UBS Group AG 6.327% due 12/22/2027 •		250	255
VICI Properties LP 4.950% due 02/15/2030		200	193
Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	100
3.584% due 05/22/2028 •		$200	190
Wells Fargo Bank NA 5.254% due 12/11/2026		200	201

			7,816

INDUSTRIALS 5.8%
AbbVie, Inc. 4.950% due 03/15/2031		200	202
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		218	213
American Airlines Pass-Through Trust 3.000% due 04/15/2030		269	245
CCO Holdings LLC 5.000% due 02/01/2028		200	186
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/2025		400	400
Cloud Software Group, Inc. 6.500% due 03/31/2029		100	95
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (c)		155	124
Coty, Inc. 5.000% due 04/15/2026		200	197
Delta Air Lines, Inc. 7.000% due 05/01/2025		400	405
DISH DBS Corp. 5.750% due 12/01/2028		100	69
DISH Network Corp. 11.750% due 11/15/2027		100	102
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (c)		190	31
Expedia Group, Inc. 6.250% due 05/01/2025		176	177
Frontier Communications Holdings LLC 8.750% due 05/15/2030		100	102
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		100	92
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		500	476
Organon & Co. 4.125% due 04/30/2028		200	187
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	295
Petroleos Mexicanos 5.950% due 01/28/2031		100	80
Stryker Corp. 4.850% due 12/08/2028		200	200
T-Mobile USA, Inc. 3.875% due 04/15/2030		300	281
United Airlines Pass-Through Trust 5.875% due 04/15/2029		60	60
United Airlines, Inc. 4.625% due 04/15/2029		300	279
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033		100	85
Warnermedia Holdings, Inc. 3.638% due 03/15/2025		100	98

			4,681

UTILITIES 0.8%
Georgia Power Co. 4.700% due 05/15/2032		100	98
Pacific Gas & Electric Co.
3.150% due 01/01/2026		200	192
4.200% due 03/01/2029		200	190
6.150% due 01/15/2033		100	103
Southern California Gas Co. 2.950% due 04/15/2027		100	95

			678

Total Corporate Bonds & Notes (Cost $13,677)			13,175

MUNICIPAL BONDS & NOTES 0.1%
PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043		18	11

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (e)	1,000	93

Total Municipal Bonds & Notes (Cost $126)		104

U.S. GOVERNMENT AGENCIES 53.1%
Freddie Mac 0.717% due 07/15/2047 •(a)	401	46
Ginnie Mae 4.000% due 11/20/2050 - 03/20/2051 •	223	203
Uniform Mortgage-Backed Security 5.000% due 02/01/2053	377	368
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2054	1,300	1,119
3.500% due 05/01/2054	3,000	2,687
4.000% due 05/01/2054	4,300	3,984
4.500% due 04/01/2054	3,700	3,524
5.000% due 04/01/2054 - 05/01/2054	26,100	25,470
5.500% due 05/01/2054	1,600	1,592
6.000% due 05/01/2054	2,000	2,018
6.500% due 04/01/2054	1,800	1,839

Total U.S. Government Agencies (Cost $42,747)		42,850

U.S. TREASURY OBLIGATIONS 9.5%
U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2032	1,910	1,733
1.125% due 01/15/2033	1,760	1,651
1.375% due 07/15/2033	1,625	1,560
2.375% due 01/15/2027	15	16
U.S. Treasury Notes
0.500% due 02/28/2026 (k)(m)	1,000	925
2.000% due 04/30/2024	700	698
2.500% due 05/15/2024	1,100	1,096

Total U.S. Treasury Obligations (Cost $7,808)		7,679

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
American Home Mortgage Assets Trust 5.864% due 06/25/2037 •	334	304
Banc of America Funding Trust
5.763% due 02/20/2047 •	290	298
5.823% due 07/20/2036 •	354	346
Banc of America Mortgage Trust 4.571% due 06/25/2035 ~	27	23
BCAP LLC Trust 5.250% due 06/26/2036	321	132
Bear Stearns Adjustable Rate Mortgage Trust
4.035% due 11/25/2034 ~	256	230
6.241% due 01/25/2035 «~	3	2
CBA Commercial Small Balance Commercial Mortgage 5.944% due 06/25/2038 •	401	313
Countrywide Alternative Loan Trust
5.500% due 04/25/2035	430	295
5.623% due 02/20/2047 •	136	104
6.000% due 02/25/2037	273	115
6.500% due 11/25/2037	370	173
Countrywide Home Loan Mortgage Pass-Through Trust 4.062% due 02/20/2036 ~	147	129
Credit Suisse Mortgage Capital Mortgage-Backed Trust 2.215% due 11/25/2061 ~	30	30
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.774% due 08/25/2037 •	268	212
Downey Savings & Loan Association Mortgage Loan Trust 5.631% due 10/19/2036 •	298	251
First Horizon Alternative Mortgage Securities Trust
4.980% due 01/25/2036 ~	94	47
5.795% due 06/25/2036 ~	68	52
6.900% due 06/25/2034 ~	46	43
First Horizon Mortgage Pass-Through Trust 4.820% due 11/25/2037 ~	384	174
Freddie Mac 2.000% due 01/25/2051 (a)	1,015	104
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035	238	236
HarborView Mortgage Loan Trust 6.261% due 11/19/2034 •	16	14
IndyMac INDX Mortgage Loan Trust
3.340% due 08/25/2037 ~	182	128
5.141% due 10/25/2034 ~	13	13
Lehman XS Trust 5.894% due 08/25/2046 •	202	193

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Mortgage Equity Conversion Asset Trust 5.510% due 05/25/2042 •		207	199
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		165	159
Residential Accredit Loans, Inc. Trust 6.173% due 09/25/2037 ~		555	376
Structured Asset Mortgage Investments Trust 5.844% due 08/25/2036 «•		53	57
Thornburg Mortgage Securities Trust
6.694% due 06/25/2037 •		14	13
7.002% due 06/25/2037 •		150	128
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		373	349
WaMu Mortgage Pass-Through Certificates Trust 5.904% due 04/25/2045 •		19	18
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 09/25/2035 «•		174	146

Total Non-Agency Mortgage-Backed Securities (Cost $6,229)			5,406

ASSET-BACKED SECURITIES 10.4%
Arbor Realty Commercial Real Estate Notes Ltd. 6.790% due 11/15/2036 •		250	249
Belle Haven ABS CDO Ltd.
8.860% due 11/03/2044 •		188	56
8.900% due 11/03/2044 •		287	86
Carlyle Global Market Strategies CLO Ltd. 0.000% due 07/20/2032 •(b)		500	500
Carlyle U.S. CLO Ltd. 6.478% due 10/15/2031 •		500	500
Countrywide Asset-Backed Certificates Trust
4.498% due 07/25/2036 þ		231	208
5.584% due 06/25/2047 •		317	283
5.624% due 11/25/2047 •		60	66
5.654% due 05/25/2047 •		1,033	905
5.704% due 12/25/2036 •		209	190
6.095% due 08/25/2035 «þ		44	42
GSAA Home Equity Trust 5.985% due 06/25/2036 ~		882	229
GSAMP Trust 5.644% due 11/25/2036 •		718	344
Halseypoint CLO Ltd. 6.679% due 07/20/2031 •		335	335
HSI Asset Securitization Corp. Trust
5.664% due 12/25/2036 •		1,748	468
5.884% due 12/25/2036 •		492	129
KKR CLO Ltd. 6.711% due 10/15/2030 •		245	246
LCM Ltd. 6.418% due 07/20/2030 •		234	234
MF1 Ltd. 6.521% due 10/16/2036 •		236	234
Morgan Stanley ABS Capital, Inc. Trust
5.584% due 11/25/2036 •		137	65
5.594% due 10/25/2036 •		339	181
5.694% due 07/25/2036 •		237	205
5.744% due 07/25/2036 •		604	226
5.804% due 03/25/2036 •		11	9
6.024% due 01/25/2036 •		115	110
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.244% due 02/25/2037 •		1,811	527
OZLM Ltd. 6.558% due 10/17/2029 •		122	123
Securitized Asset-Backed Receivables LLC Trust
6.104% due 08/25/2035 •		396	320
6.209% due 02/25/2034 •		95	94
Sierra Madre Funding Ltd.
5.815% due 09/07/2039 •		240	160
5.835% due 09/07/2039 •		1,294	861
Stratus CLO Ltd. 6.479% due 12/28/2029 •		191	191
Triaxx Prime CDO Ltd. 5.697% due 10/02/2039 •		56	0

Total Asset-Backed Securities (Cost $10,464)			8,376

SOVEREIGN ISSUES 5.7%
Argentina Treasury Bond BONCER 0.000% due 06/30/2025 (e)	ARS	826	1
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (e)	BRL	7,100	1,382
Israel Government International Bond 5.375% due 03/12/2029		$400	401
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	2,841	147
3.000% due 12/03/2026 (f)		7,711	431

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

4.000% due 11/30/2028 (f)		1,136	65
6.350% due 02/09/2035		$200	207
Romania Government International Bond 1.750% due 07/13/2030	EUR	100	89
South Africa Government International Bond
4.850% due 09/30/2029		$200	180
10.500% due 12/21/2026	ZAR	22,000	1,195
Turkey Government International Bond
6.350% due 08/10/2024		$300	301
7.625% due 05/15/2034		200	201

Total Sovereign Issues (Cost $4,826)			4,600

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Constellation Oil 'B' «(d)(h)		168,354	18

Total Common Stocks (Cost $18)			18

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		200,000	197
Nationwide Building Society 10.250% ~		250	43
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		15,000	17

Total Preferred Securities (Cost $270)			257

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 53.6%
COMMERCIAL PAPER 3.4%
Alimentation Couche-Tard, Inc.
5.540% due 04/12/2024		$250	249
5.560% due 04/16/2024		250	249
Campbell Soup Co. 5.700% due 05/06/2024		250	248
Crown Castle, Inc. 5.850% due 05/02/2024		250	249
Dominion Energy, Inc.
5.580% due 04/22/2024		250	249
5.600% due 04/23/2024		250	249
Entergy Corp. 5.600% due 05/02/2024		250	249
Eversource Energy 5.620% due 04/01/2024		250	250
Intercontinental Exchange, Inc. 5.520% due 04/01/2024		250	250
National Grid North America, Inc. 5.520% due 04/15/2024		250	249
NextEra Energy Capital Holdings, Inc. 5.570% due 04/25/2024		250	249

			2,740

REPURCHASE AGREEMENTS (i) 50.2%			40,463

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	1,797	2

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $43,207)		43,205

Total Investments in Securities (Cost $130,377)		126,684

	SHARES
INVESTMENTS IN AFFILIATES 12.2%
SHORT-TERM INSTRUMENTS 12.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.2%
PIMCO Short-Term Floating NAV Portfolio III	1,009,813	9,822

Total Short-Term Instruments (Cost $9,824)		9,822

Total Investments in Affiliates (Cost $9,824)		9,822

Total Investments 169.2% (Cost $140,201)		$136,506
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $(12))		(32)
Other Assets and Liabilities, net (69.2)%		(55,802)

Net Assets 100.0%		$80,672

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$18	$18	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.450%	04/01/2024	04/02/2024	$15,100	U.S. Treasury Notes 2.625% due 02/15/2029	$(15,410)	$15,100	$15,100
DEU	5.390	03/28/2024	04/01/2024	24,800	U.S. Treasury Bonds 3.375% due 08/15/2042	(25,491)	24,800	24,815
FICC	2.600	03/28/2024	04/01/2024	563	U.S. Treasury Notes 5.000% due 09/30/2025	(575)	563	563

Total Repurchase Agreements	$(41,476)	$40,463	$40,478

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.4)%
Ginnie Mae, TBA	4.000%	04/01/2054	$200	$(189)	$(187)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2054	2,200	(1,713)	(1,741)

Total Short Sales (2.4)%	$(1,902)	$(1,928)

(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May Futures	$108.500	04/26/2024	1	$1	$0	$0
Put - CBOT U.S. Treasury 10-Year Note May Futures	109.000	04/26/2024	3	3	(1)	(1)
Call - CBOT U.S. Treasury 10-Year Note May Futures	111.500	04/26/2024	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note May Futures	113.000	04/26/2024	3	3	(2)	0

Total Written Options	$(3)	$(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond June Futures	06/2024	8	$711	$3	$0	$0
U.S. Treasury 2-Year Note June Futures	06/2024	42	8,588	(9)	0	(9)
U.S. Treasury 5-Year Note June Futures	06/2024	17	1,819	3	0	(2)

$(3)	$0	$(11)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl June Futures	06/2024	5	$(638)	$(2)	$0	$(2)
Euro-Bund June Futures	06/2024	8	(1,151)	(17)	0	(5)
Euro-Schatz June Futures	06/2024	6	(684)	0	0	0
U.S. Treasury 10-Year Note June Futures	06/2024	78	(8,642)	(45)	6	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	53	(6,074)	(28)	0	(1)
U.S. Treasury Long-Term Bond June Futures	06/2024	6	(723)	(16)	0	(2)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	26	(3,354)	(99)	0	(12)

$(207)	$6	$(22)

Total Futures Contracts	$(210)	$6	$(33)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.293%	$100	$0	$0	$0	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.473	100	2	(1)	1	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.595	100	(1)	3	2	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.170	400	4	3	7	0	0

$5	$5	$10	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$1,188	$(70)	$(20)	$(90)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	$3,400	$40	$39	$79	$0	$0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	6,000	134	4	138	1	0
iTraxx Crossover 41 5-Year Index	5.000	Quarterly	06/20/2029	EUR	200	20	(1)	19	0	0

$194	$42	$236	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550%	Annual	09/14/2028	JPY	660,000	$(10)	$(19)	$(29)	$0	$(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	$300	(2)	(5)	(7)	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	1,000	(6)	(19)	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	600	(2)	(8)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	8,400	291	347	638	16	0
Pay	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028	1,500	(16)	(155)	(171)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Annual	09/19/2028	1,000	(111)	(4)	(115)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.725	Annual	09/19/2028	1,500	(165)	(5)	(170)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	10/27/2028	500	(6)	(42)	(48)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	200	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	200	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	2,400	0	48	48	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030	5,000	0	98	98	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	1,600	0	31	31	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	1,400	0	27	27	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	400	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	300	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	200	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	1,100	0	15	15	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	500	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,100	0	13	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	700	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	300	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.800	Semi-Annual	10/01/2031	1,400	0	(219)	(219)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	300	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	700	(3)	(1)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	200	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	200	(1)	0	(1)	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		700	146	92	238	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		100	(1)	(9)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		300	16	79	95	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		200	66	1	67	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	2	99	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		100	6	27	33	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	(1)	0	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024	EUR	200	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		200	0	3	3	0	0
Pay	3-Month PLN-WIBOR	5.160	Annual	03/21/2027	PLN	4,900	0	1	1	1	0
Pay	3-Month PLN-WIBOR	5.158	Annual	03/22/2027		4,900	0	1	1	1	0
Pay	3-Month PLN-WIBOR	4.810	Annual	02/16/2029		1,700	0	(3)	(3)	1	0
Pay	3-Month PLN-WIBOR	4.641	Annual	02/19/2029		1,300	0	(4)	(4)	0	0
Pay	3-Month PLN-WIBOR	4.970	Annual	03/21/2029		3,600	1	1	2	1	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	12,800	(105)	201	96	32	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	100	(1)	(7)	(8)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		200	(1)	(16)	(17)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(2)	(14)	(16)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		200	(1)	(13)	(14)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		100	0	(7)	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	2	2	1	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		900	15	5	20	5	0
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027	PLN	1,900	0	(31)	(31)	0	(1)
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027		1,900	0	(34)	(34)	0	(1)
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027		1,800	0	(31)	(31)	0	(1)
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027		1,600	0	(27)	(27)	0	0
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027		2,200	0	(38)	(38)	0	(1)
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027		1,800	0	(31)	(31)	0	(1)
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027		2,700	0	(46)	(46)	0	(1)
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		1,400	0	(26)	(26)	0	(1)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	8,900	(29)	(32)	(61)	0	(4)
Receive	CAONREPO Index	3.500	Semi-Annual	06/01/2032		1,000	(14)	13	(1)	2	0

							$139	$214	$353	$83	$(29)

Total Swap Agreements							$268	$241	$509	$84	$(29)

(k)	Securities with an aggregate market value of $443 and cash of $1,392 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(l)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2024	AUD	109		$72	$0	$0
	04/2024		$30	NZD	50	0	0
	05/2024	NZD	50		$30	0	0
	05/2024		$72	AUD	109	0	0
BOA	04/2024	AUD	153		$100	1	0
	04/2024	EUR	1,889		2,046	8	0
	04/2024	SGD	551		412	4	0
	04/2024		$59	JPY	8,936	0	0
	05/2024	JPY	8,896		$59	0	0
	05/2024		$100	AUD	153	0	(1)
	07/2024		31	PLN	124	0	0
BPS	04/2024	NZD	69		$42	1	0
	04/2024		$256	AUD	393	1	0
	04/2024		6	CNY	42	0	0
	04/2024		411	EUR	379	0	(2)
	06/2024		35	INR	2,943	0	0
	07/2024	PLN	5,312		$1,311	0	(17)
BRC	04/2024		390		12,628	0	(7)
	05/2024	GBP	33		$42	0	0
	05/2024		$217	TRY	7,324	0	(1)
	06/2024		10	INR	849	0	0
	06/2024		86	TRY	3,104	2	0
CBK	04/2024	BRL	7,681		$1,562	30	0
	04/2024	EUR	35		38	1	0
	04/2024	GBP	33		42	0	0
	04/2024		$1,537	BRL	7,681	0	(6)
	04/2024		17	CNH	125	0	0
	05/2024		771	BRL	3,860	0	(4)
	06/2024	PEN	282		$76	0	0
	06/2024		$100	COP	397,641	2	0
	07/2024		470	PLN	1,843	0	(9)
DUB	04/2024	BRL	837		$167	1	0
	04/2024	JPY	248,900		1,648	4	0
	04/2024		$166	BRL	837	0	0
	05/2024	BRL	839		$166	0	0
	05/2024	EUR	1,545		1,675	7	0
	05/2024		$188	BRL	934	0	(3)
	03/2025		12	TRY	571	0	0
GLM	04/2024		61		2,007	0	0
	05/2024		86		2,977	2	0
	06/2024		42		1,509	0	0
	07/2024	BRL	4,900		$989	21	0
JPM	04/2024		6,841		1,369	5	0
	04/2024		$1,403	BRL	6,841	0	(39)
	05/2024		130	TRY	4,449	0	0
	06/2024		17	INR	1,378	0	0
	07/2024	BRL	2,200		$443	8	0
	03/2025		$10	TRY	505	0	0
MBC	04/2024		689	JPY	103,197	0	(7)
	05/2024	NZD	19		$11	0	0
	06/2024		$19	INR	1,586	0	0
MYI	06/2024		41		3,372	0	0
RBC	04/2024		0	MXN	7	0	0
SCX	06/2024		285	INR	23,793	0	(1)
SSB	04/2024		105	CLP	101,552	0	(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

05/2024	MXN	214	$13	0	0
TOR	04/2024	$915	JPY	136,731	0	(12)
05/2024	85	AUD	131	0	0
UAG	04/2024	ZAR	22,612	$1,208	15	0

Total Forward Foreign Currency Contracts	$113	$(110)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus MXN	MXN	18.989	07/24/2024	400	$(6)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500%	04/08/2024	100	$0	$0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/08/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/15/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.810	04/15/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.560	04/18/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/18/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.705	04/22/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.105	04/22/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	300	(1)	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.430	04/12/2024	200	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.770	04/12/2024	200	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/08/2024	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/08/2024	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/18/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	04/18/2024	200	(1)	0
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.560	04/22/2024	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/22/2024	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.624	04/01/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.627	04/01/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.688	04/01/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.024	04/01/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.027	04/01/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.088	04/01/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.678	04/25/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.078	04/25/2024	200	(1)	0

$(12)	$(7)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054	$95.656	05/06/2024	400	$(2)	$(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054	97.656	05/06/2024	400	(1)	(2)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2054	96.906	04/04/2024	200	(1)	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054			95.672	05/06/2024		400	(2)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054			97.672	05/06/2024		400	(2)		(2)

								$(8)		$(6)

Total Written Options								$(26)		$(14)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	0.518%	$300	$(13)	$14	$1	$0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	0.491	100	(12)	12	0	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.842	200	(5)	5	0	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.167	100	1	(1)	0	0

							$(29)	$30	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «		0.110%	Monthly	05/25/2046	$389	$(102)	$80	$0	$(22)
MYC	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046	462	(120)	93	0	(27)

							$(222)	$173	$0	$(49)

Total Swap Agreements							$(251)	$203	$1	$(49)

(m)

Securities with an aggregate market value of $79 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments				$0		$1,014	$0		$1,014
Corporate Bonds & Notes
Banking & Finance				0		7,816	0		7,816
Industrials				0		4,681	0		4,681
Utilities				0		678	0		678
Municipal Bonds & Notes
Puerto Rico				0		11	0		11
West Virginia				0		93	0		93
U.S. Government Agencies				0		42,850	0		42,850
U.S. Treasury Obligations				0		7,679	0		7,679
Non-Agency Mortgage-Backed Securities				0		5,201	205		5,406
Asset-Backed Securities				0		8,334	42		8,376
Sovereign Issues				0		4,600	0		4,600
Common Stocks
Energy				0		0	18		18
Preferred Securities
Banking & Finance				0		257	0		257
Short-Term Instruments

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Commercial Paper	0	2,740	0	2,740
Repurchase Agreements	0	40,463	0	40,463
Short-Term Notes	0	2	0	2

	$0	$126,419	$265	$126,684
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,822	$0	$0	$9,822

Total Investments	$9,822	$126,419	$265	$136,506

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,928)	$0	$(1,928)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	90	0	90
Over the counter	0	114	0	114

	$0	$204	$0	$204
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(56)	0	(63)
Over the counter	0	(124)	(49)	(173)

	$(7)	$(180)	$(49)	$(236)

Total Financial Derivative Instruments	$(7)	$24	$(49)	$(32)

Totals	$9,815	$124,515	$216	$134,546

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$123	$20,801	$(11,100)	$(1)	$(1)	$9,822	$96	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	COP	Colombian Peso	PEN	Peruvian New Sol
AUD	Australian Dollar	EUR	Euro	PLN	Polish Zloty
BRL	Brazilian Real	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	TRY	Turkish New Lira
CLP	Chilean Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand
CNY	Chinese Renminbi (Mainland)	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	CDX.IG	Credit Derivatives Index - Investment Grade	TSFR1M	Term SOFR 1-Month

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
BBR	Bank Bill Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate
CLO	Collateralized Loan Obligation

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.0% ¤
ALBANIA 0.1%
SOVEREIGN ISSUES 0.1%
Albania Government International Bond 3.500% due 11/23/2031	EUR	200	$194

Total Albania (Cost $224)			194

ANGOLA 0.4%
SOVEREIGN ISSUES 0.4%
Angolan Government International Bond
8.250% due 05/09/2028		$400	386
9.375% due 05/08/2048		200	173
9.500% due 11/12/2025		300	306

Total Angola (Cost $804)			865

ARGENTINA 2.4%
SOVEREIGN ISSUES 2.4%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$876	457
1.000% due 07/09/2029		449	240
3.500% due 07/09/2041 þ		4,427	1,791
3.625% due 07/09/2035 þ		1,876	782
3.625% due 07/09/2046 þ		310	140
4.250% due 01/09/2038 þ		2,292	1,067
Provincia de Buenos Aires 6.375% due 09/01/2037 þ		533	218
Provincia de Neuquen Argentina 6.750% due 04/27/2030 þ		165	132

Total Argentina (Cost $5,680)			4,827

ARMENIA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Armenia International Bond
3.600% due 02/02/2031		$500	407
3.950% due 09/26/2029		300	261

Total Armenia (Cost $788)			668

AZERBAIJAN 0.7%
CORPORATE BONDS & NOTES 0.7%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$1,400	1,417

Total Azerbaijan (Cost $1,427)			1,417

BAHRAIN 0.5%
SOVEREIGN ISSUES 0.5%
Bahrain Government International Bond
4.250% due 01/25/2028		$300	281
7.500% due 09/20/2047		700	672

Total Bahrain (Cost $955)			953

BENIN 0.1%
SOVEREIGN ISSUES 0.1%
Benin Government International Bond 7.960% due 02/13/2038		$200	195

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Benin (Cost $194)			195

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Star Energy Geothermal Darajat 4.850% due 10/14/2038		$400	371

Total Bermuda (Cost $400)			371

BRAZIL 8.7%
CORPORATE BONDS & NOTES 2.2%
Banco do Brasil SA
6.000% due 03/18/2031		$200	202
8.500% due 07/29/2026	MXN	16,000	924
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$1,720	1,694
CSN Inova Ventures 6.750% due 01/28/2028		800	785
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/29/2024 (e)(g)		623	34
Vale SA 1.378% due 12/29/2049 ~(g)	BRL	10,380	671

			4,310

SOVEREIGN ISSUES 6.5%
Brazil Government International Bond
4.750% due 01/14/2050		$513	386
5.625% due 01/07/2041		50	45
6.125% due 03/15/2034		400	396
7.125% due 05/13/2054		400	403
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (e)	BRL	55,200	10,747
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		4,252	866

			12,843

Total Brazil (Cost $17,733)			17,153

BULGARIA 0.5%
SOVEREIGN ISSUES 0.5%
Bulgaria Government International Bond 4.875% due 05/13/2036	EUR	900	1,056

Total Bulgaria (Cost $1,029)			1,056

CAMEROON 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	550	460
9.500% due 11/19/2025		$133	131

Total Cameroon (Cost $730)			591

CAYMAN ISLANDS 2.7%
CONVERTIBLE BONDS & NOTES 0.3%
Meituan 0.000% due 04/27/2027 (e)		$600	562
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (b)		88	6

			568

CORPORATE BONDS & NOTES 2.1%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)		521	383
CK Hutchison International Ltd.
4.750% due 04/21/2028		500	497
4.875% due 04/21/2033		500	496
Gaci First Investment Co. 4.875% due 02/14/2035		1,400	1,338
ICD Funding Ltd. 3.223% due 04/28/2026		200	191
Interoceanica Finance Ltd.
0.000% due 11/30/2025 «(e)		69	65
0.000% due 05/15/2030 (e)		548	376

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

7.860% due 05/15/2030	228	231
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(c)	300	9
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034	87	87
Poinsettia Finance Ltd. 6.625% due 06/17/2031	585	497
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (b)	29	3
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (b)	29	3
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (b)	58	5
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (b)	87	6
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (b)	87	6
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (b)	41	3

		4,196

SOVEREIGN ISSUES 0.3%
KSA Sukuk Ltd. 5.268% due 10/25/2028	500	510

Total Cayman Islands (Cost $5,652)		5,274

CHILE 3.3%
CORPORATE BONDS & NOTES 2.2%
Banco del Estado de Chile 2.704% due 01/09/2025	$200	195
Banco Santander Chile 2.700% due 01/10/2025	200	196
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	208
4.250% due 07/17/2042	200	159
4.875% due 11/04/2044	600	507
5.125% due 02/02/2033	300	286
5.950% due 01/08/2034	300	300
6.300% due 09/08/2053	300	301
6.440% due 01/26/2036	500	517
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	121
3.830% due 09/14/2061	200	133
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	200	184
4.700% due 05/07/2050	300	249
Empresa Nacional del Petroleo
3.450% due 09/16/2031	300	257
6.150% due 05/10/2033	400	408
GNL Quintero SA 4.634% due 07/31/2029	388	380

		4,401

SOVEREIGN ISSUES 1.1%
Chile Government International Bond
3.100% due 05/07/2041	300	222
3.250% due 09/21/2071	800	507
4.340% due 03/07/2042	800	700
4.850% due 01/22/2029	700	695

		2,124

Total Chile (Cost $7,418)		6,525

CHINA 0.0%
	SHARES
COMMON STOCKS 0.0%
Sunac Services Holdings Ltd.	235,582	56

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.0%
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(c)	$400	2

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total China (Cost $454)			58

COLOMBIA 3.4%
CORPORATE BONDS & NOTES 0.5%
Ecopetrol SA
5.875% due 05/28/2045		$400	299
6.875% due 04/29/2030		200	195
8.375% due 01/19/2036		400	404

			898

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Ecopetrol SA TBD% due 08/16/2024 «µ		2,000	2,004

SOVEREIGN ISSUES 1.9%
Colombia Government International Bond
4.500% due 01/28/2026		700	686
4.500% due 03/15/2029		300	277
5.000% due 06/15/2045		1,300	946
5.200% due 05/15/2049		500	368
6.125% due 01/18/2041		400	346
7.500% due 02/02/2034		700	717
8.000% due 11/14/2035		300	316
8.750% due 11/14/2053		200	218

			3,874

Total Colombia (Cost $7,371)			6,776

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bond 7.300% due 11/13/2054		$300	319

Total Costa Rica (Cost $284)			319

CZECH REPUBLIC 0.2%
CORPORATE BONDS & NOTES 0.2%
EPH Financing International AS 6.651% due 11/13/2028	EUR	300	335

Total Czech Republic (Cost $338)			335

DOMINICAN REPUBLIC 3.6%
SOVEREIGN ISSUES 3.6%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	8,300	143
13.000% due 12/05/2025		50,200	881
13.000% due 01/30/2026		7,600	134
Dominican Republic International Bond
4.875% due 09/23/2032		$700	629
5.300% due 01/21/2041		400	341
5.500% due 02/22/2029		200	195
5.875% due 01/30/2060		600	512
6.000% due 07/19/2028 (k)		1,600	1,593
6.000% due 02/22/2033		500	487
6.500% due 02/15/2048		300	286
8.625% due 04/20/2027		500	521
9.750% due 06/05/2026	DOP	8,000	136
11.250% due 09/15/2035		20,800	382
13.625% due 02/03/2033		16,400	336
13.625% due 02/10/2034		23,800	500

Total Dominican Republic (Cost $7,237)			7,076

ECUADOR 1.2%
SOVEREIGN ISSUES 1.2%
Ecuador Government International Bond
0.000% due 07/31/2030 (e)		$173	86
2.500% due 07/31/2040 þ		485	237
3.500% due 07/31/2035 þ		2,774	1,463
6.000% due 07/31/2030 þ		912	620
Ecuador Social Bond SARL 0.000% due 01/30/2035 (e)		49	33

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Ecuador (Cost $2,572)			2,439

EGYPT 1.9%
SOVEREIGN ISSUES 1.9%
Egypt Government International Bond
6.375% due 04/11/2031	EUR	1,100	986
7.300% due 09/30/2033		$500	411
7.625% due 05/29/2032		2,100	1,794
8.500% due 01/31/2047		200	159
8.875% due 05/29/2050		600	495

Total Egypt (Cost $3,650)			3,845

EL SALVADOR 0.6%
SOVEREIGN ISSUES 0.6%
El Salvador Government International Bond
5.875% due 01/30/2025		$160	154
6.375% due 01/18/2027		600	524
7.125% due 01/20/2050		750	520
8.250% due 04/10/2032		30	25

Total El Salvador (Cost $1,377)			1,223

GHANA 0.8%
SOVEREIGN ISSUES 0.8%
Gabon Government International Bond 0.010% due 04/07/2025 ^(c)		$200	81
Ghana Government International Bond
7.625% due 05/16/2029 ^(c)		200	103
7.625% due 05/16/2029 ^(c)		400	195
8.125% due 03/26/2032 ^(c)		900	467
8.625% due 04/07/2034 ^(c)		400	207
8.625% due 04/07/2034 ^(c)		300	155
8.750% due 03/11/2061 ^(c)		400	205
8.750% due 03/11/2061 ^(c)		200	103

Total Ghana (Cost $2,445)			1,516

GUATEMALA 0.6%
SOVEREIGN ISSUES 0.6%
Guatemala Government International Bond
4.650% due 10/07/2041		$200	161
4.875% due 02/13/2028		410	397
6.125% due 06/01/2050		300	280
6.600% due 06/13/2036		400	410

Total Guatemala (Cost $1,299)			1,248

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.4%
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300	262
6.850% due 07/02/2024		$500	493

			755

SOVEREIGN ISSUES 0.3%
Airport Authority 4.875% due 01/12/2030		600	605

Total Hong Kong (Cost $1,328)			1,360

HUNGARY 2.0%
CORPORATE BONDS & NOTES 0.1%
MVM Energetika Ltd. 7.500% due 06/09/2028		$200	209

SOVEREIGN ISSUES 1.9%
Hungary Government International Bond
1.625% due 04/28/2032	EUR	100	88
2.125% due 09/22/2031		$250	199
3.125% due 09/21/2051		200	127
5.250% due 06/16/2029		700	693
5.500% due 06/16/2034		200	197

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

5.500% due 03/26/2036	600	584
6.125% due 05/22/2028	300	308
6.250% due 09/22/2032	200	208
6.750% due 09/25/2052	400	430
7.625% due 03/29/2041	100	116
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027	400	403
MFB Magyar Fejlesztesi Bank Zrt 6.500% due 06/29/2028	500	509

		3,862

Total Hungary (Cost $3,997)		4,071

INDIA 0.6%
CORPORATE BONDS & NOTES 0.1%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036	$157	133

SOVEREIGN ISSUES 0.5%
Export-Import Bank of India
3.250% due 01/15/2030	500	449
3.375% due 08/05/2026	500	479

		928

Total India (Cost $1,156)		1,061

INDONESIA 4.2%
CORPORATE BONDS & NOTES 3.2%
Freeport Indonesia PT 5.315% due 04/14/2032	$400	392
Indonesia Asahan Aluminium PT 5.450% due 05/15/2030	800	791
Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025	400	394
4.875% due 10/01/2024	500	498
Pertamina Persero PT
1.400% due 02/09/2026	500	464
6.000% due 05/03/2042	1,000	1,013
6.450% due 05/30/2044	1,500	1,598
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	800	595
4.125% due 05/15/2027	200	193
4.375% due 02/05/2050	200	160
5.250% due 05/15/2047	400	364

		6,462

SOVEREIGN ISSUES 1.0%
Indonesia Government International Bond
5.125% due 01/15/2045	200	199
5.250% due 01/17/2042	1,000	1,002
5.250% due 01/08/2047	200	200
5.650% due 01/11/2053	200	209
6.750% due 01/15/2044	300	352
7.750% due 01/17/2038	100	125

		2,087

Total Indonesia (Cost $8,906)		8,549

IRELAND 0.7%
SOVEREIGN ISSUES 0.7%
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027	$1,384	1,346

Total Ireland (Cost $1,319)		1,346

ISRAEL 1.2%
CORPORATE BONDS & NOTES 0.6%
Bank Hapoalim BM 3.255% due 01/21/2032 •(h)	$500	450
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	300	255

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Leviathan Bond Ltd. 6.125% due 06/30/2025		400	394

			1,099

SOVEREIGN ISSUES 0.6%
Israel Government International Bond
5.375% due 03/12/2029		300	301
5.500% due 03/12/2034		600	595
5.750% due 03/12/2054		300	288

			1,184

Total Israel (Cost $2,381)			2,283

IVORY COAST 2.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Ivory Coast Government International Bond 7.885% (EUR003M + 3.000%) due 06/28/2024 «~	EUR	1,000	1,078

SOVEREIGN ISSUES 1.5%
Ivory Coast Government International Bond
4.875% due 01/30/2032		349	325
5.250% due 03/22/2030		463	466
5.750% due 12/31/2032 þ		$698	666
5.875% due 10/17/2031	EUR	400	400
6.625% due 03/22/2048		200	177
6.875% due 10/17/2040		200	187
7.625% due 01/30/2033		$500	497
8.250% due 01/30/2037		200	201

			2,919

Total Ivory Coast (Cost $4,139)			3,997

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$182	161

Total Jamaica (Cost $182)			161

JORDAN 0.5%
SOVEREIGN ISSUES 0.5%
Jordan Government International Bond
5.750% due 01/31/2027		$200	194
7.375% due 10/10/2047		300	266
7.500% due 01/13/2029		400	400
7.750% due 01/15/2028		200	203

Total Jordan (Cost $1,116)			1,063

KAZAKHSTAN 0.9%
CORPORATE BONDS & NOTES 0.9%
Development Bank of Kazakhstan JSC 5.750% due 05/12/2025		$700	700
KazMunayGas National Co. JSC
4.750% due 04/19/2027		400	390
5.750% due 04/19/2047		200	174
6.375% due 10/24/2048		200	188
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		400	325

Total Kazakhstan (Cost $1,795)			1,777

KENYA 0.5%
SOVEREIGN ISSUES 0.5%
Republic of Kenya Government International Bond
6.300% due 01/23/2034		$200	164
7.250% due 02/28/2028		400	383
9.750% due 02/16/2031		400	411

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Kenya (Cost $989)			958

LEBANON 0.0%
SOVEREIGN ISSUES 0.0%
Lebanon Government International Bond 8.250% due 05/17/2034 ^(c)		$600	41

Total Lebanon (Cost $38)			41

LUXEMBOURG 1.2%
		SHARES
COMMON STOCKS 0.1%
Forsea Holding SA «(d)		9,903	239

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.1%
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		$500	505
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		361	290
FORESEA Holding SA 7.500% due 06/15/2030		123	116
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		300	305
6.510% due 02/23/2042		300	312
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		300	295
TMS Issuer SARL 5.780% due 08/23/2032		300	310
Unigel Luxembourg SA 8.750% due 10/01/2026 ^(c)		400	125

			2,258

Total Luxembourg (Cost $2,626)			2,497

MACEDONIA 0.3%
SOVEREIGN ISSUES 0.3%
North Macedonia Government International Bond 6.960% due 03/13/2027	EUR	500	566

Total Macedonia (Cost $530)			566

MALAYSIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
3.404% due 04/28/2061		$300	207
4.800% due 04/21/2060		300	272

Total Malaysia (Cost $575)			479

MAURITIUS 0.1%
CORPORATE BONDS & NOTES 0.1%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$200	195

Total Mauritius (Cost $200)			195

MEXICO 8.7%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex SAB de CV (d)		17,978	0
Hipotecaria Su Casita SA de CV «(d)		5,259	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Urbi Desarrollos Urbanos SAB de CV (d)		95	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.1%
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(g)(h)		$400	366
7.500% due 06/27/2029 •(g)(h)		200	200
Comision Federal de Electricidad 6.264% due 02/15/2052		200	174
Industrias Penoles SAB de CV 4.750% due 08/06/2050		400	313
Minera Mexico SA de CV 4.500% due 01/26/2050		200	155
Petroleos Mexicanos
6.625% due 06/15/2038		400	285
6.750% due 09/21/2047		460	306
6.950% due 01/28/2060		3,000	1,984
7.690% due 01/23/2050		4,600	3,312
10.000% due 02/07/2033		700	698
Sitios Latinoamerica SAB de CV 5.375% due 04/04/2032		200	187
Trust Fibra Uno 6.390% due 01/15/2050		200	162

			8,142

SOVEREIGN ISSUES 4.6%
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	19,480	1,010
3.000% due 12/03/2026 (f)		45,453	2,539
3.750% due 04/19/2071		$500	319
3.771% due 05/24/2061		2,044	1,334
4.000% due 11/30/2028 (f)	MXN	6,493	373
4.000% due 08/24/2034 (f)		5,682	317
5.000% due 05/07/2029		$500	494
5.000% due 04/27/2051 (k)		900	759
5.400% due 02/09/2028		600	605
5.750% due 10/12/2110		1,200	1,053
6.350% due 02/09/2035		200	207
6.400% due 05/07/2054		200	200

			9,210

Total Mexico (Cost $21,336)			17,352

MONGOLIA 0.1%
SOVEREIGN ISSUES 0.1%
Mongolia Government International Bond 7.875% due 06/05/2029		$200	207

Total Mongolia (Cost $198)			207

MOROCCO 0.5%
CORPORATE BONDS & NOTES 0.4%
OCP SA
3.750% due 06/23/2031		$400	342
5.125% due 06/23/2051		500	378

			720

SOVEREIGN ISSUES 0.1%
Morocco Government International Bond 4.000% due 12/15/2050		200	137

Total Morocco (Cost $1,090)			857

NAMIBIA 0.2%
SOVEREIGN ISSUES 0.2%
Namibia Government International Bond 5.250% due 10/29/2025		$300	297

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Namibia (Cost $299)			297

NETHERLANDS 0.9%
CORPORATE BONDS & NOTES 0.9%
Metinvest BV 8.500% due 04/23/2026		$400	324
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		369	353
NE Property BV 1.875% due 10/09/2026	EUR	400	403
Prosus NV
1.539% due 08/03/2028		200	193
2.031% due 08/03/2032		100	87
3.257% due 01/19/2027		$200	185
3.680% due 01/21/2030		200	176
4.027% due 08/03/2050		200	128

Total Netherlands (Cost $2,208)			1,849

NIGERIA 1.3%
CORPORATE BONDS & NOTES 0.3%
BOI Finance BV 7.500% due 02/16/2027	EUR	600	614

SOVEREIGN ISSUES 1.0%
Nigeria Government International Bond
6.500% due 11/28/2027		$600	566
7.143% due 02/23/2030		400	364
7.875% due 02/16/2032		600	545
8.250% due 09/28/2051		200	164
8.375% due 03/24/2029		200	196
8.747% due 01/21/2031		200	194

			2,029

Total Nigeria (Cost $2,848)			2,643

OMAN 1.5%
SOVEREIGN ISSUES 1.5%
Oman Government International Bond
5.625% due 01/17/2028		$1,300	1,307
6.000% due 08/01/2029		600	614
6.500% due 03/08/2047		500	506
7.000% due 01/25/2051		500	528

Total Oman (Cost $2,840)			2,955

PAKISTAN 0.9%
SOVEREIGN ISSUES 0.9%
Pakistan Government International Bond
6.000% due 04/08/2026		$200	180
6.875% due 12/05/2027		700	598
7.375% due 04/08/2031		600	474
8.875% due 04/08/2051		800	605

Total Pakistan (Cost $1,766)			1,857

PANAMA 2.9%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$300	220
Banco General SA 5.250% due 05/07/2031 •(g)(h)		400	342
Banco Nacional de Panama 2.500% due 08/11/2030		200	157

			719

SOVEREIGN ISSUES 2.5%
Panama Government International Bond
3.875% due 03/17/2028		500	458
4.300% due 04/29/2053		800	521
4.500% due 04/01/2056		900	589
4.500% due 01/19/2063		300	193
6.400% due 02/14/2035		600	568
6.700% due 01/26/2036		800	778

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

6.853% due 03/28/2054		600	546
7.500% due 03/01/2031		300	312
7.875% due 03/01/2057		200	203
8.000% due 03/01/2038		200	210
9.375% due 04/01/2029		500	561

			4,939

Total Panama (Cost $6,736)			5,658

PARAGUAY 0.6%
SOVEREIGN ISSUES 0.6%
Paraguay Government International Bond
4.700% due 03/27/2027		$200	195
5.850% due 08/21/2033		200	200
6.000% due 02/09/2036		200	203
6.100% due 08/11/2044		200	195
7.900% due 02/09/2031	PYG	3,116,000	437

Total Paraguay (Cost $1,224)			1,230

PERU 1.4%
CORPORATE BONDS & NOTES 1.2%
Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	1,800	478
5.850% due 01/11/2029		$500	506
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	800	218
InRetail Consumer 3.250% due 03/22/2028		$500	449
Petroleos del Peru SA
4.750% due 06/19/2032		600	475
5.625% due 06/19/2047		500	337

			2,463

SOVEREIGN ISSUES 0.2%
Peru Government International Bond
3.230% due 07/28/2121		200	115
3.300% due 03/11/2041		400	301

			416

Total Peru (Cost $3,308)			2,879

PHILIPPINES 1.7%
CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp. 7.390% due 12/02/2024		$900	910

SOVEREIGN ISSUES 1.2%
Philippines Government International Bond
2.650% due 12/10/2045		200	133
2.950% due 05/05/2045		400	280
3.700% due 03/01/2041		1,000	826
9.500% due 02/02/2030		900	1,107

			2,346

Total Philippines (Cost $3,724)			3,256

POLAND 1.1%
SOVEREIGN ISSUES 1.1%
Bank Gospodarstwa Krajowego 6.250% due 10/31/2028		$400	417
Poland Government International Bond
4.875% due 10/04/2033		250	247
5.125% due 09/18/2034		500	500
5.500% due 04/04/2053		650	649
5.500% due 03/18/2054		400	399

Total Poland (Cost $2,180)			2,212

QATAR 2.9%
CORPORATE BONDS & NOTES 1.7%
Nakilat, Inc. 6.067% due 12/31/2033		$83	87

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

QatarEnergy
1.375% due 09/12/2026		800	734
2.250% due 07/12/2031		800	672
3.125% due 07/12/2041		900	673
3.300% due 07/12/2051		1,400	991
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		242	246

			3,403

SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
4.400% due 04/16/2050		800	708
4.817% due 03/14/2049		1,000	939
5.103% due 04/23/2048		700	683

			2,330

Total Qatar (Cost $6,154)			5,733

ROMANIA 0.9%
SOVEREIGN ISSUES 0.9%
Romania Government International Bond
2.625% due 12/02/2040	EUR	300	222
2.875% due 04/13/2042		500	370
6.375% due 09/18/2033		500	578
7.625% due 01/17/2053		$500	555

Total Romania (Cost $1,965)			1,725

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 5.625% due 04/04/2042		$300	200

Total Russia (Cost $294)			200

SAUDI ARABIA 3.9%
CORPORATE BONDS & NOTES 1.0%
Saudi Arabian Oil Co.
1.625% due 11/24/2025		$400	377
3.500% due 04/16/2029		500	467
3.500% due 11/24/2070		300	196
4.250% due 04/16/2039		1,000	876

			1,916

SOVEREIGN ISSUES 2.9%
Saudi Government International Bond
3.250% due 10/22/2030		600	545
3.450% due 02/02/2061		200	133
3.750% due 01/21/2055		400	289
4.500% due 10/26/2046 (k)		4,200	3,598
4.750% due 01/18/2028		300	300
5.000% due 01/16/2034 (k)		1,000	996

			5,861

Total Saudi Arabia (Cost $9,030)			7,777

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	98
5.375% due 06/08/2037		200	157
6.250% due 05/23/2033		$300	256
6.750% due 03/13/2048		200	149

Total Senegal (Cost $868)			660

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond 1.650% due 03/03/2033	EUR	500	404

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Serbia (Cost $595)			404

SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
Flex Ltd. 4.875% due 06/15/2029		$100	98

Total Singapore (Cost $104)			98

SLOVENIA 0.4%
SOVEREIGN ISSUES 0.4%
Slovenia Government International Bond 5.000% due 09/19/2033		$700	703

Total Slovenia (Cost $695)			703

SOUTH AFRICA 3.3%
CORPORATE BONDS & NOTES 1.5%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$200	175
6.500% due 04/15/2040		100	99
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	24,300	1,275
Eskom Holdings SOC Ltd.
7.125% due 02/11/2025		$500	498
8.450% due 08/10/2028		500	498
Sasol Financing USA LLC 8.750% due 05/03/2029		500	510

			3,055

SOVEREIGN ISSUES 1.8%
South Africa Government International Bond
4.850% due 09/30/2029		1,000	899
5.000% due 10/12/2046		300	203
5.750% due 09/30/2049		600	437
5.875% due 04/20/2032		200	180
7.300% due 04/20/2052		300	261
10.500% due 12/21/2026	ZAR	6,300	342
10.500% due 12/21/2026 (k)		24,000	1,303

			3,625

Total South Africa (Cost $7,660)			6,680

SOUTH KOREA 0.9%
CORPORATE BONDS & NOTES 0.7%
LG Chem Ltd. 1.375% due 07/07/2026 (k)		$900	823
SK Hynix, Inc. 6.500% due 01/17/2033		600	640

			1,463

SOVEREIGN ISSUES 0.2%
Korea National Oil Corp. 4.875% due 04/03/2029 (a)		400	397

Total South Korea (Cost $1,935)			1,860

SPAIN 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Santander SA 5.147% due 08/18/2025 (k)		$800	795

Total Spain (Cost $800)			795

SRI LANKA 0.9%
SOVEREIGN ISSUES 0.9%
Sri Lanka Government International Bond
6.125% due 06/03/2025 ^(c)		$700	420
6.350% due 06/28/2024 ^(c)		200	118
6.825% due 07/18/2026 ^(c)		500	300
6.850% due 11/03/2025 ^(c)		800	480
7.550% due 03/28/2030 ^(c)		400	236

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

7.850% due 03/14/2029 ^(c)		300	178

Total Sri Lanka (Cost $2,523)			1,732

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Export-Import Bank 2.634% due 05/17/2026		$600	564

Total Supranational (Cost $600)			564

SWITZERLAND 0.1%
CORPORATE BONDS & NOTES 0.1%
UBS Group AG 6.373% due 07/15/2026 •(k)		$250	252

Total Switzerland (Cost $250)			252

TRINIDAD AND TOBAGO 0.2%
SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bond 5.950% due 01/14/2031		$300	302

Total Trinidad and Tobago (Cost $298)			302

TUNISIA 0.3%
SOVEREIGN ISSUES 0.3%
Tunisian Republic International Bond 5.750% due 01/30/2025		$700	662

Total Tunisia (Cost $566)			662

TURKEY 6.1%
CORPORATE BONDS & NOTES 0.4%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$506	478
Turkiye Is Bankasi AS 6.125% due 04/25/2024		200	200
Yapi ve Kredi Bankasi AS 5.850% due 06/21/2024		200	200

			878

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
SOCAR Turkey Enerji AS 7.348% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	1,000	1,071

SOVEREIGN ISSUES 5.2%
Hazine Mustesarligi Varlik Kiralama AS 8.509% due 01/14/2029		$900	954
Turkey Government International Bond
4.875% due 04/16/2043		700	493
5.125% due 02/17/2028		1,500	1,427
5.750% due 05/11/2047		1,400	1,067
5.875% due 05/21/2030	EUR	600	648
5.875% due 06/26/2031		$500	460
5.950% due 01/15/2031		500	463
6.000% due 01/14/2041		600	495
6.125% due 10/24/2028		300	294
6.875% due 03/17/2036		1,600	1,513
7.625% due 05/15/2034 (k)		1,000	1,005
9.125% due 07/13/2030		1,000	1,085
Turkiye Ihracat Kredi Bankasi AS 7.500% due 02/06/2028		400	402

			10,306

Total Turkey (Cost $12,920)			12,255

UKRAINE 0.8%
CORPORATE BONDS & NOTES 0.0%
NPC Ukrenergo 6.875% due 11/09/2028		$200	76

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

SOVEREIGN ISSUES 0.8%
Ukraine Government International Bond
6.876% due 05/21/2031		900	266
7.253% due 03/15/2035		900	265
7.375% due 09/25/2034		500	148
7.750% due 09/01/2026		1,100	397
7.750% due 09/01/2028		500	168
7.750% due 09/01/2029		900	300
7.750% due 08/01/2041 ~		100	56

			1,600

Total Ukraine (Cost $3,321)			1,676

UNITED ARAB EMIRATES 2.4%
CORPORATE BONDS & NOTES 1.5%
Abu Dhabi National Energy Co. PJSC
4.375% due 01/24/2029		$400	391
4.696% due 04/24/2033		300	294
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		600	580
DP World Ltd. 6.850% due 07/02/2037		600	657
MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		200	189
5.875% due 05/01/2034		300	320
NBK SPC Ltd. 1.625% due 09/15/2027 •		700	639

			3,070

SOVEREIGN ISSUES 0.9%
Emirate of Abu Dhabi Government International Bond
3.125% due 09/30/2049		1,200	846
3.875% due 04/16/2050		200	160
Finance Department Government of Sharjah 4.375% due 03/10/2051		1,200	845

			1,851

Total United Arab Emirates (Cost $5,137)			4,921

UNITED KINGDOM 1.0%
CORPORATE BONDS & NOTES 0.7%
Barclays PLC
3.250% due 02/12/2027	GBP	100	119
5.304% due 08/09/2026 •		$500	498
HSBC Holdings PLC
4.041% due 03/13/2028 •		200	193
5.210% due 08/11/2028 •		200	199
Lloyds Banking Group PLC 4.716% due 08/11/2026 •		200	198
NAK Naftogaz Ukraine via Kondor Finance PLC 7.125% due 07/19/2026	EUR	100	66
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		$38	35

			1,308

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canada Square Funding PLC 6.072% due 01/17/2059 •	GBP	156	197
Rochester Financing PLC 5.923% due 12/18/2044 •		168	211
Stratton Mortgage Funding PLC 6.127% due 03/12/2052 •		55	70
Tower Bridge Funding PLC 5.943% due 12/20/2063 •		85	108

			586

Total United Kingdom (Cost $1,835)			1,894

UNITED STATES 7.3%
ASSET-BACKED SECURITIES 1.6%
Countrywide Asset-Backed Certificates Trust
5.924% due 02/25/2037 •		$367	352
6.569% due 11/25/2035 •		337	330
Credit-Based Asset Servicing & Securitization Trust 3.194% due 01/25/2037 þ		568	175

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
6.209% due 01/25/2035 •	69	66
6.239% due 03/25/2034 •	323	323
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.224% due 09/25/2035 •	500	434
Soundview Home Loan Trust 6.344% due 10/25/2037 •	117	91
Wells Fargo Home Equity Asset-Backed Securities Trust 6.084% due 03/25/2037 •	1,500	1,349

		3,120

	SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(i)	393,387	43

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.8%
Credit Suisse AG AT1 Claim «	$200	23
DAE Funding LLC
2.625% due 03/20/2025	200	194
3.375% due 03/20/2028	200	185
Rio Oil Finance Trust
8.200% due 04/06/2028	361	369
9.750% due 01/06/2027	415	432
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (e)	607	414

		1,617

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Banc of America Mortgage Trust 4.891% due 02/25/2036 ~	1	1
BCAP LLC Trust 3.678% due 05/26/2037 ~	537	466
Bear Stearns Adjustable Rate Mortgage Trust
4.232% due 05/25/2047 ~	5	5
5.040% due 01/25/2035 ~	1	1
Benchmark Mortgage Trust 3.666% due 01/15/2051 ~	1,000	937
Citigroup Mortgage Loan Trust
4.496% due 09/25/2037 ~	12	11
CitiMortgage Alternative Loan Trust 6.000% due 10/25/2036 •	72	57
Countrywide Alternative Loan Trust 5.794% due 05/25/2036 •	114	46
GSR Mortgage Loan Trust 4.713% due 01/25/2036 ~	2	1
IndyMac INDA Mortgage Loan Trust 3.502% due 11/25/2037 ~	65	53
IndyMac INDX Mortgage Loan Trust
5.804% due 02/25/2037 •	142	140
6.084% due 07/25/2045 •	77	61
Lehman XS Trust
5.824% due 09/25/2046 •	95	80
5.944% due 08/25/2037 •	136	126
Morgan Stanley Mortgage Loan Trust 7.124% due 06/25/2036 ~	1	1
SG Residential Mortgage Trust 5.353% due 08/25/2062 þ	959	953
SunTrust Adjustable Rate Mortgage Loan Trust 4.423% due 10/25/2037 ~	33	28
WaMu Mortgage Pass-Through Certificates Trust
4.196% due 02/25/2037 ~	10	9
4.611% due 03/25/2036 ~	88	78
Washington Mutual Mortgage Pass-Through Certificates Trust 5.839% due 02/25/2047 •	120	104

		3,158

U.S. GOVERNMENT AGENCIES 1.6%
Uniform Mortgage-Backed Security 4.000% due 07/01/2048	26	24
Uniform Mortgage-Backed Security, TBA
3.500% due 05/01/2054	350	314
4.000% due 05/01/2054	500	463
4.500% due 04/01/2054	750	714

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

5.000% due 05/01/2054	800	781
5.500% due 05/01/2054	950	945

		3,241

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Bonds
3.250% due 05/15/2042	100	85
4.750% due 11/15/2043	2,700	2,802
U.S. Treasury Notes
4.375% due 11/30/2030	400	403

		3,290

Total United States (Cost $14,647)		14,469

URUGUAY 0.1%
SOVEREIGN ISSUES 0.1%
Uruguay Government International Bond 5.100% due 06/18/2050	$300	291

Total Uruguay (Cost $281)		291

UZBEKISTAN 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Uzbekistan International Bond 3.900% due 10/19/2031	$400	331
Uzbekneftegaz JSC 4.750% due 11/16/2028	200	168

Total Uzbekistan (Cost $489)		499

VENEZUELA 0.7%
CORPORATE BONDS & NOTES 0.5%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^	$3,750	356
5.500% due 04/12/2037 ^	4,350	414
6.000% due 05/16/2024 ^	380	36
6.000% due 11/15/2026 ^	1,200	115

		921

SOVEREIGN ISSUES 0.2%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	300	46
7.650% due 04/21/2025 ^(c)	630	94
9.250% due 09/15/2027 ^(c)	1,190	215
9.375% due 01/13/2034 ^(c)	40	7
11.950% due 08/05/2031 ^(c)	490	86

		448

Total Venezuela (Cost $6,512)		1,369

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (j) 0.5%		1,019

Total Short-Term Instruments (Cost $1,019)		1,019

Total Investments in Securities (Cost $231,593)		207,120

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	94,472	919

Total Short-Term Instruments (Cost $919)		919

Total Investments in Affiliates (Cost $919)		919

Total Investments 104.5% (Cost $232,512)		$208,039
Financial Derivative Instruments (l)(m) 0.2%(Cost or Premiums, net $549)		442

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Other Assets and Liabilities, net (4.7)%	(9,371)

Net Assets 100.0%	$199,110

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$43	$43	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$1,019	U.S. Treasury Notes 5.000% due 09/30/2025	$(1,039)	$1,019	$1,019

Total Repurchase Agreements	$(1,039)	$1,019	$1,019

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	5.500%	01/25/2024	TBD(3)	$(731)	$(739)
5.550	02/15/2024	TBD(3)	(1,552)	(1,552)
8.600	02/16/2024	TBD(3)	ZAR	(20,060)	(1,071)
BRC	5.550	12/14/2023	TBD(3)	$(2,227)	(2,264)
MYI	4.750	03/08/2024	04/05/2024	(996)	(999)
NOM	5.320	07/28/2023	TBD(3)	(2,391)	(2,478)

Total Reverse Repurchase Agreements	$(9,103)

(k)	Securities with an aggregate market value of $9,594 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(9,453) at a weighted average interest rate of 5.592%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2024	28	$5,726	$(6)	$0	$(6)
U.S. Treasury 5-Year Note June Futures	06/2024	30	3,210	6	0	(3)
U.S. Treasury 10-Year Note June Futures	06/2024	297	32,907	168	0	(23)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	11	1,419	14	5	0

$182	$5	$(32)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2024	35	$(5,036)	$(74)	$0	$(24)

Total Futures Contracts	$108	$5	$(56)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$1,000	$57	$(44)	$13	$0	$(1)
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028	900	56	(40)	16	0	0

$113	$(84)	$29	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(4)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	3,500	$74	$1	$75	$10	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	100	(1)	7	6	1	0
Pay(4)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	1,900	34	1	35	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$5,700	(177)	(37)	(214)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	09/21/2024	5,400	223	16	239	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	5,700	212	(706)	(494)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	400	2	(49)	(47)	0	(1)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	4,900	14	19	33	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	8,200	230	8	238	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	200	3	(34)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	400	(2)	9	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	300	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	400	(2)	10	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	300	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	300	(1)	6	5	0	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		680	(37)	15	(22)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		4,100	(167)	31	(136)	3	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		5,500	(58)	78	20	3	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		400	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	8	7	0	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		320	(1)	6	5	0	(1)
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027	BRL	2,200	0	(25)	(25)	0	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	29,000	0	27	27	0	0
Pay	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2028	AUD	3,200	(1)	74	73	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		5,500	42	48	90	21	0
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	623,400	0	(11)	(11)	1	0
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		600,000	0	(19)	(19)	0	(1)
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	10,200	9	13	22	0	(2)
Pay	6-Month CZK-PRIBOR	4.175	Annual	11/07/2028		98,400	(14)	55	41	0	(15)
Receive	6-Month CZK-PRIBOR	3.675	Annual	01/08/2029		44,000	0	13	13	6	0
Receive	6-Month CZK-PRIBOR	3.769	Annual	01/09/2029		64,600	0	8	8	9	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	300	(1)	9	8	1	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		300	(1)	10	9	1	0
Pay(4)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		3,900	59	(11)	48	13	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	19	18	2	0
Pay(4)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		4,100	79	14	93	24	0
Receive(4)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		1,800	(94)	2	(92)	0	(22)

							$414	$(355)	$59	$131	$(60)

Total Swap Agreements							$527	$(439)	$88	$131	$(61)

Cash of $1,976 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2024		NZD	760		$463		$9		$0
		04/2024			$64		AUD	97	0		0
		05/2024		AUD	97		$64		0		0
BOA		04/2024		EUR	824		894		5		0
		04/2024		JPY	33,748		223		0		0
		04/2024		SGD	36		27		0		0
		04/2024			$89		AUD	136	0		0
		04/2024			52		EGP	2,053	0		(9)
		04/2024			1,039		EUR	954	0		(10)
		05/2024		AUD	136		$89		1		0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

	05/2024		$223	JPY	33,595	0	0
	06/2024	KRW	153,031		$116	2	0
	07/2024		$15	PLN	61	0	0
	02/2025	NGN	89,746		$63	4	0
BPS	04/2024	AUD	143		94	1	0
	04/2024	BRL	887		177	1	0
	04/2024	CAD	363		268	0	0
	04/2024	EUR	653		714	10	0
	04/2024	GBP	47	EUR	55	0	0
	04/2024		1,025		$1,301	7	0
	04/2024	NZD	199		120	1	0
	04/2024		$178	BRL	887	0	(1)
	04/2024		399	EUR	367	0	(3)
	04/2024		216	GBP	171	0	0
	04/2024		6	TRY	201	0	0
	05/2024	EUR	55	GBP	47	0	0
	05/2024	TWD	339		$11	0	0
	06/2024	PHP	609		11	0	0
	06/2024	TWD	2,471		80	2	0
	06/2024		$139	COP	540,408	0	(1)
	06/2024		251	INR	20,872	0	(1)
	06/2024		468	KRW	614,350	0	(11)
	07/2024	PLN	3,927		$968	0	(14)
	07/2024		$956	PLN	3,873	13	0
BRC	04/2024	EUR	55	GBP	47	0	0
	04/2024	HUF	29,955		$82	0	0
	04/2024	TRY	650		20	0	0
	04/2024		$13	NOK	138	0	0
	04/2024		871	TRY	28,074	0	(15)
	05/2024	GBP	940		$1,189	2	0
	05/2024		$20	NOK	217	0	0
	05/2024		505	TRY	17,322	1	0
	06/2024	CZK	12,356		$535	8	0
	06/2024	GBP	306		385	0	(1)
	06/2024		$73	INR	6,025	0	0
BSH	07/2024	BRL	36,600		$7,257	22	0
CBK	04/2024	AUD	243		159	0	0
	04/2024	BRL	29,782		6,055	117	0
	04/2024	CHF	676		769	19	0
	04/2024	EGP	7,754		202	38	0
	04/2024	EUR	71		77	1	0
	04/2024	GBP	86		109	0	0
	04/2024	MXN	5,282		315	0	(2)
	04/2024		$5,961	BRL	29,782	0	(23)
	04/2024		118	NOK	1,235	0	(5)
	04/2024		250	TRY	8,410	1	0
	04/2024		116	ZAR	2,192	0	0
	05/2024		113	EGP	5,452	1	0
	06/2024	ILS	335		$92	0	0
	06/2024	KRW	32,437		25	1	0
	06/2024	PEN	3,288		883	1	0
	06/2024		$1,327	COP	5,286,671	24	0
	06/2024		38	INR	3,186	0	0
	06/2024		0	PHP	7	0	0
	07/2024		21	PLN	85	0	0
	02/2025	NGN	86,502		$59	2	0
DUB	04/2024	EGP	10,560		264	42	0
	04/2024	EUR	12,151		13,207	98	0
	04/2024		$71	EGP	2,786	0	(12)
	05/2024		834	BRL	4,156	0	(8)
	03/2025		309	EGP	17,690	23	0
GLM	04/2024	BRL	1,882		$377	1	0
	04/2024	DOP	13,435		229	2	0
	04/2024	HUF	1,254		3	0	0
	04/2024		$378	BRL	1,882	0	(3)
	04/2024		136	EGP	5,365	0	(23)
	04/2024		191	TRY	6,298	1	(1)
	05/2024	DOP	85,423		$1,437	0	(2)
	05/2024		$1,941	BRL	9,672	0	(19)
	05/2024		79	TRY	2,741	1	0
	06/2024	DOP	27,124		$454	0	(2)
	06/2024	MYR	60		13	0	0
	06/2024		$7	EGP	352	0	0
	07/2024	BRL	20,200		$4,078	85	0
	07/2024	PLN	418		104	0	0
	09/2024		$49	TRY	1,948	1	0
JPM	04/2024	BRL	27,179		$5,440	21	0
	04/2024		$5,574	BRL	27,179	0	(155)
	04/2024		131	EGP	5,253	0	(21)
	04/2024		1,094	EUR	999	0	(16)
	05/2024		154	EGP	7,488	2	0
	05/2024		89	TRY	3,005	0	0
	06/2024	IDR	255,667		$16	0	0
	06/2024	PEN	548		148	1	0
	06/2024	THB	193		5	0	0
	06/2024	TWD	2,575		84	3	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

06/2024	$30	ILS	110	0	0
06/2024	118	INR	9,772	0	(1)
06/2024	6	MXN	105	0	0
07/2024	BRL	8,200	$1,651	30	0
07/2024	PLN	627	155	0	(2)
09/2024	$267	EGP	14,218	19	0
03/2025	153	8,744	11	0
MBC	04/2024	CAD	133	$99	1	0
04/2024	EGP	5,626	147	29	0
04/2024	EUR	132	143	1	0
04/2024	THB	10,120	284	7	0
04/2024	$1,042	CAD	1,413	2	0
04/2024	238	EGP	9,568	0	(37)
05/2024	CAD	1,413	$1,042	0	(2)
05/2024	NZD	199	119	1	0
06/2024	$8	ILS	29	0	0
06/2024	51	INR	4,283	0	0
02/2025	89	NGN	144,180	7	0
MYI	04/2024	AUD	106	$70	1	0
04/2024	CAD	763	562	0	(1)
04/2024	EGP	3,587	94	19	0
04/2024	NZD	192	117	3	0
04/2024	SEK	543	53	2	0
04/2024	SGD	36	27	0	0
04/2024	$53	EGP	2,095	0	(9)
04/2024	12,314	EUR	11,379	0	(38)
05/2024	EUR	11,379	$12,329	39	0
06/2024	IDR	545,693	35	1	0
06/2024	KRW	11,226	9	0	0
06/2024	MYR	124	27	1	0
06/2024	$384	GBP	306	2	0
06/2024	579	INR	48,096	0	(4)
06/2024	119	PEN	437	0	(2)
RBC	04/2024	CAD	159	$117	0	(1)
04/2024	MXN	56	3	0	0
SCX	04/2024	EGP	5,112	130	23	0
04/2024	$213	EGP	8,394	0	(37)
04/2024	227	JPY	33,885	0	(4)
04/2024	572	NZD	952	0	(3)
05/2024	NZD	952	$572	3	0
05/2024	$108	NOK	1,154	0	(2)
06/2024	PHP	16,973	$306	5	0
06/2024	$35	EGP	1,764	2	0
06/2024	2,829	INR	235,628	0	(10)
06/2024	118	PHP	6,531	0	(2)
02/2025	NGN	103,802	$72	3	0
02/2025	$84	NGN	135,870	6	0
SOG	05/2024	111	EGP	5,371	1	0
SSB	04/2024	CLP	167,294	$173	2	0
05/2024	MXN	79,008	4,650	0	(71)
05/2024	$707	BRL	3,515	0	(8)
06/2024	KRW	665,228	$501	6	0
06/2024	$231	IDR	3,626,921	0	(3)
06/2024	120	INR	10,036	0	0
06/2024	117	KRW	155,159	0	(2)
06/2024	177	PEN	653	0	(2)
TOR	04/2024	750	CHF	677	0	0
05/2024	AUD	259	$169	0	0
05/2024	CHF	674	750	0	0
UAG	04/2024	ZAR	29,942	1,599	20	0

Total Forward Foreign Currency Contracts	$822	$(599)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MYI	Put - OTC GBP versus USD	$1.160	06/12/2024	3,874	$16	$1

Total Purchased Options	$16	$1

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	(1.000)%	Quarterly	12/20/2028	0.494%	$200	$(4)	$0	$0	$(4)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.783	100	3	(4)	0	(1)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	1.465	400	34	(31)	3	0
BPS	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.494	120	(2)	(1)	0	(3)
	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.783	100	3	(4)	0	(1)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.383	900	(26)	0	0	(26)
BRC	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.383	500	(15)	0	0	(15)
CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	1.465	300	25	(23)	2	0
GST	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.383	800	(23)	0	0	(23)
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.157	100	0	(1)	0	(1)
JPM	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.494	300	(6)	0	0	(6)
	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.157	200	0	(1)	0	(1)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	1.465	800	77	(71)	6	0
MYC	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.494	280	(6)	0	0	(6)

							$60	$(136)	$11	$(87)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2031	1.891%	$300	$(44)	$28	$0	$(16)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.089	300	1	0	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.179	1,000	25	(11)	14	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.264	100	1	1	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	0.575	800	(21)	27	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.122	1,400	0	3	3	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.113	1,500	20	(16)	4	0
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	0.987	200	(15)	15	0	0
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.089	100	0	0	0	0
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.102	300	0	2	2	0
	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.373	1,000	(5)	27	22	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	400	(1)	4	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.461	300	0	4	4	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.254	600	5	5	10	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	1.431	200	(18)	15	0	(3)
BRC	Chile Government International Bond	1.000	Quarterly	06/20/2026	0.207	1,000	17	0	17	0
	China Government International Bond	1.000	Quarterly	06/20/2029	0.716	3,700	51	(1)	50	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.131	500	5	(2)	3	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2029	0.517	1,200	27	1	28	0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.915	1,500	(9)	14	5	0
	Panama Government International Bond	1.000	Quarterly	06/20/2024	0.314	200	0	0	0	0
	Panama Government International Bond	1.000	Quarterly	12/20/2024	0.366	300	0	2	2	0
	Peru Government International Bond	1.000	Quarterly	12/20/2025	0.216	800	9	2	11	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.131	1,900	(64)	76	12	0
DUB	Egypt Government International Bond	1.000	Quarterly	12/20/2024	3.138	200	(27)	24	0	(3)
GLM	Quatar Government International Bond	1.000	Quarterly	06/20/2029	0.383	1,200	35	0	35	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2031	1.891	100	(15)	10	0	(5)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2029	0.737	3,900	54	(4)	50	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.835	100	(1)	2	1	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.254	1,500	7	17	24	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.131	300	3	(1)	2	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.122	100	(1)	1	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.113	900	10	(8)	2	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.842	600	(13)	14	1	0
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.637	100	0	1	1	0
	State Oil Company of Azerb	5.000	Quarterly	06/20/2026	2.345	100	1	5	6	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

MYC	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.102	200	1	0	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.264	700	4	9	13	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.122	100	0	0	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.531	200	(1)	4	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.723	100	(2)	3	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.835	500	(5)	9	4	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.254	1,800	3	26	29	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2026	0.209	300	4	2	6	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.113	1,400	8	(5)	3	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2029	0.517	700	16	0	16	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2028	2.848	1,300	(117)	20	0	(97)

							$(54)	$329	$399	$(124)

Total Swap Agreements							$6	$193	$410	$(211)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$194	$0	$194
Angola
Sovereign Issues	0	865	0	865
Argentina
Sovereign Issues	0	4,827	0	4,827
Armenia
Sovereign Issues	0	668	0	668
Azerbaijan
Corporate Bonds & Notes	0	1,417	0	1,417
Bahrain
Sovereign Issues	0	953	0	953
Benin
Sovereign Issues	0	195	0	195
Bermuda
Corporate Bonds & Notes	0	371	0	371
Brazil
Corporate Bonds & Notes	0	4,310	0	4,310
Sovereign Issues	0	12,843	0	12,843
Bulgaria
Sovereign Issues	0	1,056	0	1,056
Cameroon
Sovereign Issues	0	591	0	591
Cayman Islands
Convertible Bonds & Notes	0	568	0	568
Corporate Bonds & Notes	0	4,196	0	4,196
Sovereign Issues	0	510	0	510
Chile
Corporate Bonds & Notes	0	4,401	0	4,401
Sovereign Issues	0	2,124	0	2,124
China
Common Stocks	56	0	0	56
Corporate Bonds & Notes	0	2	0	2
Colombia
Corporate Bonds & Notes	0	898	0	898
Loan Participations and Assignments	0	0	2,004	2,004
Sovereign Issues	0	3,874	0	3,874
Costa Rica
Sovereign Issues	0	319	0	319
Czech Republic
Corporate Bonds & Notes	0	335	0	335
Dominican Republic
Sovereign Issues	0	7,076	0	7,076
Ecuador
Sovereign Issues	0	2,439	0	2,439
Egypt
Sovereign Issues	0	3,845	0	3,845
El Salvador
Sovereign Issues	0	1,223	0	1,223
Ghana
Sovereign Issues	0	1,516	0	1,516
Guatemala
Sovereign Issues	0	1,248	0	1,248
Hong Kong
Corporate Bonds & Notes	0	755	0	755
Sovereign Issues	0	605	0	605
Hungary
Corporate Bonds & Notes	0	209	0	209
Sovereign Issues	0	3,862	0	3,862
India
Corporate Bonds & Notes	0	133	0	133
Sovereign Issues	0	928	0	928
Indonesia
Corporate Bonds & Notes	0	6,462	0	6,462
Sovereign Issues	0	2,087	0	2,087
Ireland
Sovereign Issues	0	1,346	0	1,346
Israel
Corporate Bonds & Notes	0	1,099	0	1,099
Sovereign Issues	0	1,184	0	1,184
Ivory Coast
Loan Participations and Assignments	0	0	1,078	1,078
Sovereign Issues	0	2,919	0	2,919
Jamaica
Corporate Bonds & Notes	0	161	0	161
Jordan
Sovereign Issues	0	1,063	0	1,063
Kazakhstan
Corporate Bonds & Notes	0	1,777	0	1,777
Kenya
Sovereign Issues	0	958	0	958
Lebanon
Sovereign Issues	0	41	0	41
Luxembourg
Common Stocks	0	0	239	239

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Corporate Bonds & Notes	0	2,258	0	2,258
Macedonia
Sovereign Issues	0	566	0	566
Malaysia
Corporate Bonds & Notes	0	479	0	479
Mauritius
Corporate Bonds & Notes	0	195	0	195
Mexico
Corporate Bonds & Notes	0	8,142	0	8,142
Sovereign Issues	0	9,210	0	9,210
Mongolia
Sovereign Issues	0	207	0	207
Morocco
Corporate Bonds & Notes	0	720	0	720
Sovereign Issues	0	137	0	137
Namibia
Sovereign Issues	0	297	0	297
Netherlands
Corporate Bonds & Notes	0	1,849	0	1,849
Nigeria
Corporate Bonds & Notes	0	614	0	614
Sovereign Issues	0	2,029	0	2,029
Oman
Sovereign Issues	0	2,955	0	2,955
Pakistan
Sovereign Issues	0	1,857	0	1,857
Panama
Corporate Bonds & Notes	0	719	0	719
Sovereign Issues	0	4,939	0	4,939
Paraguay
Sovereign Issues	0	1,230	0	1,230
Peru
Corporate Bonds & Notes	0	2,463	0	2,463
Sovereign Issues	0	416	0	416
Philippines
Corporate Bonds & Notes	0	910	0	910
Sovereign Issues	0	2,346	0	2,346
Poland
Sovereign Issues	0	2,212	0	2,212
Qatar
Corporate Bonds & Notes	0	3,403	0	3,403
Sovereign Issues	0	2,330	0	2,330
Romania
Sovereign Issues	0	1,725	0	1,725
Russia
Sovereign Issues	0	200	0	200
Saudi Arabia
Corporate Bonds & Notes	0	1,916	0	1,916
Sovereign Issues	0	5,861	0	5,861
Senegal
Sovereign Issues	0	660	0	660
Serbia
Sovereign Issues	0	404	0	404
Singapore
Corporate Bonds & Notes	0	98	0	98
Slovenia
Sovereign Issues	0	703	0	703
South Africa
Corporate Bonds & Notes	0	1,780	1,275	3,055
Sovereign Issues	0	3,625	0	3,625
South Korea
Corporate Bonds & Notes	0	1,463	0	1,463
Sovereign Issues	0	397	0	397
Spain
Corporate Bonds & Notes	0	795	0	795
Sri Lanka
Sovereign Issues	0	1,732	0	1,732
Supranational
Corporate Bonds & Notes	0	564	0	564
Switzerland
Corporate Bonds & Notes	0	252	0	252
Trinidad and Tobago
Sovereign Issues	0	302	0	302
Tunisia
Sovereign Issues	0	662	0	662
Turkey
Corporate Bonds & Notes	0	878	0	878
Loan Participations and Assignments	0	1,071	0	1,071
Sovereign Issues	0	10,306	0	10,306
Ukraine
Corporate Bonds & Notes	0	76	0	76
Sovereign Issues	0	1,600	0	1,600
United Arab Emirates
Corporate Bonds & Notes	0	3,070	0	3,070
Sovereign Issues	0	1,851	0	1,851
United Kingdom

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

Corporate Bonds & Notes	0	1,308	0	1,308
Non-Agency Mortgage-Backed Securities	0	586	0	586
United States
Asset-Backed Securities	0	3,120	0	3,120
Common Stocks	0	0	43	43
Corporate Bonds & Notes	0	1,617	0	1,617
Non-Agency Mortgage-Backed Securities	0	3,158	0	3,158
U.S. Government Agencies	0	3,241	0	3,241
U.S. Treasury Obligations	0	3,290	0	3,290
Uruguay
Sovereign Issues	0	291	0	291
Uzbekistan
Sovereign Issues	0	499	0	499
Venezuela
Corporate Bonds & Notes	0	921	0	921
Sovereign Issues	0	448	0	448
Short-Term Instruments
Repurchase Agreements	0	1,019	0	1,019

$56	$202,425	$4,639	$207,120
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$919	$0	$0	$919

Total Investments	$975	$202,425	$4,639	$208,039

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	136	0	136
Over the counter	0	1,233	0	1,233

$0	$1,369	$0	$1,369
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(24)	(93)	0	(117)
Over the counter	0	(810)	0	(810)

$(24)	$(903)	$0	$(927)

Total Financial Derivative Instruments	$(24)	$466	$0	$442

Totals	$951	$202,891	$4,639	$208,481

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2024:
Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2024 (1)

Investments in Securities, at Value
Colombia(2)
Loan Participations and Assignments	$981	$997	$0	$0	$0	$26	$0	$0	$2,004	$25
Ivory Coast(3)
Loan Participations and Assignments	1,104	0	0	0	0	(26)	0	0	1,078	(26)
Luxembourg
Common Stocks	246	0	0	0	0	(7)	0	0	239	(7)
Mexico	0	0	0	0	0	0	0	0	0	0
Peru
Corporate Bonds & Notes	218	0	0	0	0	0	0	(218)	0	0
South Africa
Corporate Bonds & Notes	1,322	0	0	0	0	(47)	0	0	1,275	(47)
United States
Common Stocks	43	0	0	0	0	0	0	0	43	0

Totals	$3,914	$997	$0	$0	$0	$(54)	$0	$(218)	$4,639	$(55)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Colombia
Loan Participations and Assignments	$2,004	Discounted Cash Flow	Discount Rate	7.330	—
Ivory Coast
Loan Participations and Assignments	1,078	Discounted Cash Flow	Discount Rate	10.040	—
Luxembourg
Common Stocks	239	Indicative Market Quotation	Broker Quote	$24.125	—

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2024 (Unaudited)

South Africa
Corporate Bonds & Notes	1,275	Discounted Cash Flow	Discount Rate		10.050	—
United States
Common Stocks	43	Comparable Companies	EBITDA Multiple	X	4.300	—

Total	$4,639

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Country type updated from United States to Colombia since prior fiscal year end.
(3)		Country type updated from Tanzania to Ivory Coast since prior fiscal year end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$170	$19,720	$(18,970)	$(1)	$0	$919	$19	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CDI	Natixis Singapore	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso
CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DOP	Dominican Peso	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NGN	Nigerian Naira	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBD	To-Be-Determined
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.0% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$68	$34
3.625% due 07/09/2035 þ		44	18
Argentina Treasury Bond BONCER 0.000% due 06/30/2025 (c)	ARS	1,766	3
Provincia de Buenos Aires 106.588% due 04/12/2025		34	0

Total Argentina (Cost $60)			55

AUSTRALIA 0.2%
SOVEREIGN ISSUES 0.2%
Australia Government International Bond
1.750% due 06/21/2051	AUD	50	19
2.500% due 05/21/2030		400	243

Total Australia (Cost $359)			262

BERMUDA 0.4%
ASSET-BACKED SECURITIES 0.4%
Symphony CLO Ltd. 7.002% due 04/25/2034 •		$500	502

Total Bermuda (Cost $500)			502

BRAZIL 0.4%
SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (c)	BRL	2,400	467

Total Brazil (Cost $477)			467

CANADA 1.5%
CORPORATE BONDS & NOTES 0.1%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$72	65
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	104

			169

SOVEREIGN ISSUES 1.4%
Canada Government Bond
1.500% due 12/01/2044 (e)	CAD	137	98
2.750% due 12/01/2033		1,800	1,307
Export Development Canada 7.130% due 03/11/2029	INR	27,100	325

			1,730

Total Canada (Cost $1,900)			1,899

CAYMAN ISLANDS 5.8%
ASSET-BACKED SECURITIES 5.2%
Apidos CLO 6.508% due 07/17/2030 •		$172	172
Arbor Realty Commercial Real Estate Notes Ltd. 6.769% due 01/15/2037 •		300	299
Bain Capital Credit CLO Ltd. 6.549% due 07/20/2030 •		216	216
BDS Ltd. 6.791% due 12/16/2036 •		386	384

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Birch Grove CLO Ltd. 6.721% due 06/15/2031 •		353	354
Carlyle Global Market Strategies CLO Ltd.
0.000% due 07/20/2032 •(b)		500	500
6.518% due 08/14/2030 •		125	125
Carlyle U.S. CLO Ltd. 6.579% due 04/20/2031 •		240	241
CIFC Funding Ltd. 6.530% due 10/24/2030 •		381	381
Elmwood CLO Ltd. 6.947% due 01/17/2034 •		300	301
Golub Capital Partners CLO Ltd. 0.000% due 04/20/2033 •(b)		500	500
Halseypoint CLO Ltd. 7.029% due 11/30/2032 •		300	300
KREF Ltd. 6.776% due 02/17/2039 •		300	298
LCM Ltd. 6.659% due 04/20/2031 •		500	500
Marble Point CLO Ltd. 6.616% due 10/15/2030 •		214	214
MF1 Ltd. 6.676% due 02/19/2037 •		292	289
MF1 Multifamily Housing Mortgage Loan Trust 6.290% due 07/15/2036 •		41	41
Sound Point CLO Ltd. 6.477% due 01/23/2029 •		12	12
Starwood Commercial Mortgage Trust 6.641% due 04/18/2038 •		444	436
Starwood Mortgage Trust 6.669% due 11/15/2038 •		300	295
TPG Real Estate Finance Issuer Ltd. 6.969% due 02/15/2039 •		300	298
Venture CLO Ltd. 6.456% due 04/15/2027 •		15	15
Voya CLO Ltd. 6.528% due 04/17/2030 •		285	285

			6,456

CORPORATE BONDS & NOTES 0.4%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		282	251
Sands China Ltd. 5.125% due 08/08/2025		200	197

			448

SOVEREIGN ISSUES 0.2%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	204

Total Cayman Islands (Cost $7,155)			7,108

CHILE 0.2%
SOVEREIGN ISSUES 0.2%
Chile Government International Bond 4.850% due 01/22/2029		$200	199

Total Chile (Cost $200)			199

DENMARK 2.4%
CORPORATE BONDS & NOTES 2.4%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	10,942	1,200
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		2,400	347
1.500% due 10/01/2053		564	66
Nykredit Realkredit AS
1.000% due 04/01/2025		5,100	721
Realkredit Danmark AS
1.000% due 01/01/2025		1,400	199
1.000% due 04/01/2025		2,700	382
1.500% due 10/01/2053		282	33

Total Denmark (Cost $3,382)			2,948

FRANCE 3.4%
CORPORATE BONDS & NOTES 0.5%
Credit Agricole SA 6.316% due 10/03/2029 •		$300	311

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Societe Generale SA
2.226% due 01/21/2026 •		200	194
2.797% due 01/19/2028 •		200	185

			690

SOVEREIGN ISSUES 2.9%
France Government International Bond
0.750% due 05/25/2052	EUR	1,600	950
2.000% due 05/25/2048		500	431
3.000% due 06/25/2049		300	313
UNEDIC ASSEO 0.875% due 05/25/2028		2,000	1,992

			3,686

Total France (Cost $5,447)			4,376

GERMANY 2.0%
CORPORATE BONDS & NOTES 2.0%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	204
1.750% due 11/19/2030 •		200	190
3.035% due 05/28/2032 •		$150	127
3.547% due 09/18/2031 •		200	176
3.961% due 11/26/2025 •		200	197
5.000% due 09/05/2030 •	EUR	100	112
Kreditanstalt fuer Wiederaufbau 0.000% due 12/15/2027 (c)		1,200	1,171
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	500	299

Total Germany (Cost $2,741)			2,476

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$200	208

Total Hungary (Cost $199)			208

IRELAND 2.5%
ASSET-BACKED SECURITIES 2.1%
Accunia European CLO DAC 4.892% due 07/15/2030 •	EUR	128	138
Armada Euro CLO DAC 4.662% due 07/15/2031 •		375	404
BlueMountain Fuji EUR CLO DAC 4.592% due 07/15/2030 •		87	94
CVC Cordatus Loan Fund DAC 4.592% due 10/15/2031 •		247	265
CVC Cordatus Opportunity Loan Fund DAC 5.289% due 08/15/2033 •		500	539
Harvest CLO DAC 1.040% due 07/15/2031		400	411
Jubilee CLO DAC
4.552% due 04/15/2030 •		143	155
4.592% due 04/15/2031 •		250	269
Man GLG Euro CLO DAC 4.630% due 12/15/2031 •		276	297

			2,572

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC 1.650% due 10/29/2024		$200	195

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 4.698% due 01/24/2061 •	EUR	218	235

Total Ireland (Cost $3,247)			3,002

ISRAEL 0.5%
SOVEREIGN ISSUES 0.5%
Israel Government International Bond
5.375% due 03/12/2029		$200	201
5.500% due 03/12/2034		200	198
5.750% due 03/12/2054		200	192

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Total Israel (Cost $589)			591

ITALY 2.1%
CORPORATE BONDS & NOTES 0.4%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	300	302
3.625% due 09/24/2024		100	107
Nexi SpA 2.125% due 04/30/2029		100	97

			506

SOVEREIGN ISSUES 1.7%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$200	198
Italy Buoni Poliennali Del Tesoro 3.850% due 09/15/2026	EUR	1,800	1,973

			2,171

Total Italy (Cost $2,743)			2,677

JAPAN 7.2%
CORPORATE BONDS & NOTES 0.2%
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		$300	306

SOVEREIGN ISSUES 7.0%
Development Bank of Japan, Inc. 2.125% due 09/01/2026	EUR	500	526
Japan Finance Organization for Municipalities
0.625% due 09/02/2025		$400	375
2.375% due 09/08/2027	EUR	2,300	2,420
Japan Government International Bond
0.005% due 04/01/2024	JPY	110,000	727
0.005% due 05/01/2024		50,000	330
0.005% due 10/01/2024		170,000	1,123
0.100% due 01/01/2026		60,000	396
0.100% due 03/10/2028		186,835	1,296
0.500% due 03/20/2049		100,000	510
0.700% due 06/20/2051		64,000	332
1.500% due 09/20/2043		110,000	735

			8,770

Total Japan (Cost $10,422)			9,076

LUXEMBOURG 4.7%
CORPORATE BONDS & NOTES 0.2%
TMS Issuer SARL 5.780% due 08/23/2032		$200	207

SOVEREIGN ISSUES 4.5%
European Financial Stability Facility 1.250% due 05/24/2033	EUR	5,900	5,598

Total Luxembourg (Cost $5,753)			5,805

MEXICO 0.4%
SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	2,000	114
7.750% due 05/29/2031		500	28
8.500% due 03/01/2029		3,000	175
8.500% due 05/31/2029		2,600	151

Total Mexico (Cost $465)			468

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	300	183

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Total Norway (Cost $218)			183

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond 8.200% due 08/12/2026	PEN	800	229

Total Peru (Cost $256)			229

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond
3.875% due 02/14/2033	EUR	200	223
4.875% due 10/04/2033		$100	99
5.125% due 09/18/2034		200	200
5.500% due 04/04/2053		100	100

Total Poland (Cost $612)			622

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$200	168

Total Qatar (Cost $198)			168

ROMANIA 0.7%
SOVEREIGN ISSUES 0.7%
Romania Government International Bond
1.750% due 07/13/2030	EUR	200	178
2.000% due 01/28/2032		100	86
2.000% due 04/14/2033		100	83
2.124% due 07/16/2031		100	88
2.750% due 04/14/2041		100	74
2.875% due 04/13/2042		100	74
5.000% due 09/27/2026		300	332

Total Romania (Cost $1,111)			915

SAUDI ARABIA 1.3%
SOVEREIGN ISSUES 1.3%
Saudi Government International Bond
4.750% due 01/18/2028		$300	300
4.750% due 01/16/2030		1,100	1,093
4.875% due 07/18/2033		200	199

Total Saudi Arabia (Cost $1,590)			1,592

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	92
2.050% due 09/23/2036		100	76

Total Serbia (Cost $231)			168

SOUTH KOREA 1.8%
SOVEREIGN ISSUES 1.8%
Korea Government International Bond
2.000% due 06/10/2031	KRW	1,401,200	949
2.375% due 12/10/2028		261,850	186
2.625% due 06/10/2028		281,140	203
3.250% due 03/10/2028		279,650	207
3.250% due 06/10/2033		332,830	245
4.250% due 12/10/2032		195,340	154
Korea Housing Finance Corp. 5.375% due 11/15/2026		$300	303

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Total South Korea (Cost $2,294)			2,247

SPAIN 0.8%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		$200	203
Banco Santander SA 1.849% due 03/25/2026		200	187

			390

SOVEREIGN ISSUES 0.5%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	110
Spain Government International Bond 3.450% due 07/30/2066		550	553

			663

Total Spain (Cost $1,483)			1,053

SUPRANATIONAL 1.6%
CORPORATE BONDS & NOTES 1.0%
European Investment Bank 0.500% due 01/15/2027	EUR	1,200	1,216

SOVEREIGN ISSUES 0.6%
European Union 2.500% due 11/04/2027		700	749

Total Supranational (Cost $1,952)			1,965

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
UBS Group AG
6.442% due 08/11/2028 •		$300	309
6.537% due 08/12/2033 •		600	633
9.016% due 11/15/2033 •		300	364

Total Switzerland (Cost $1,190)			1,306

UNITED KINGDOM 4.0%
CORPORATE BONDS & NOTES 2.0%
Barclays PLC 6.501% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	500	327
HSBC Holdings PLC
3.973% due 05/22/2030 •		$100	93
4.041% due 03/13/2028 •		200	193
4.787% due 03/10/2032 •	EUR	200	228
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	200	250
NatWest Group PLC 4.892% due 05/18/2029 •		$400	392
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		300	310
Standard Chartered PLC
1.822% due 11/23/2025 •		300	292
2.608% due 01/12/2028 •		200	184
2.678% due 06/29/2032 •		300	247

			2,516

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Eurohome U.K. Mortgages PLC 5.493% due 06/15/2044 •	GBP	150	186
Eurosail PLC 6.292% due 06/13/2045 •		145	182
Residential Mortgage Securities PLC 6.473% due 06/20/2070 •		153	194
Ripon Mortgages PLC 5.922% due 08/28/2056 •		655	827
Towd Point Mortgage Funding
6.367% due 10/20/2051 •		157	198
6.572% due 07/20/2045 •		598	756

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Trinity Square PLC 6.072% due 07/15/2059 •		160	202

			2,545

Total United Kingdom (Cost $5,363)			5,061

UNITED STATES 70.2%
ASSET-BACKED SECURITIES 4.5%
ACE Securities Corp. Home Equity Loan Trust 6.344% due 08/25/2035 •		$397	386
Citigroup Mortgage Loan Trust 6.434% due 07/25/2035 •		500	469
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		320	321
Countrywide Asset-Backed Certificates Trust
5.664% due 06/25/2047 •		533	506
5.844% due 08/25/2034 •		67	64
6.184% due 08/25/2047 •		49	47
Credit-Based Asset Servicing & Securitization Trust 5.564% due 11/25/2036 •		13	6
Fortress Credit Investments Ltd. 7.170% due 02/23/2039 •		260	260
GSAMP Trust 5.944% due 05/25/2046 •		433	404
Morgan Stanley ABS Capital, Inc. Trust
5.554% due 03/25/2037 •		767	331
5.944% due 08/25/2036 •		1,748	890
NovaStar Mortgage Funding Trust 5.984% due 05/25/2036 •		500	470
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		454	148
Securitized Asset-Backed Receivables LLC Trust 5.544% due 12/25/2036 «•		5	2
SMB Private Education Loan Trust
1.290% due 07/15/2053		143	131
6.540% due 07/15/2053 •		36	36
6.769% due 02/16/2055 •		203	203
Soundview Home Loan Trust 5.944% due 11/25/2036 •		439	414
Structured Asset Securities Corp. Mortgage Loan Trust 6.940% due 04/25/2035 •		2	2
Terwin Mortgage Trust 6.384% due 11/25/2033 •		8	7
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		500	498
Washington Mutual Asset-Backed Certificates Trust 4.485% due 10/25/2036 •		29	11

			5,606

CORPORATE BONDS & NOTES 3.3%
Ally Financial, Inc. 5.800% due 05/01/2025		100	100
Athene Global Funding 5.516% due 03/25/2027		200	200
Bayer U.S. Finance LLC 4.250% due 12/15/2025		200	195
British Airways Pass-Through Trust 3.350% due 12/15/2030		59	54
Charter Communications Operating LLC 6.384% due 10/23/2035		300	297
Citigroup, Inc. 3.290% due 03/17/2026 •		200	196
Corebridge Financial, Inc. 3.500% due 04/04/2025		100	98
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		200	194
2.748% due 06/14/2024	GBP	100	125
4.642% due 12/01/2024 •	EUR	100	108
GA Global Funding Trust 2.250% due 01/06/2027		$150	137
GLP Capital LP 5.300% due 01/15/2029		200	197
JPMorgan Chase & Co. 4.080% due 04/26/2026 •		400	394
Morgan Stanley 4.585% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	400	433
Organon & Co. 4.125% due 04/30/2028		$200	187
Pacific Gas & Electric Co.
3.500% due 06/15/2025		100	97
4.000% due 12/01/2046		100	75
PacifiCorp 5.100% due 02/15/2029		150	151

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Philip Morris International, Inc.
4.875% due 02/13/2029	150	149
5.125% due 02/13/2031	150	149
Principal Life Global Funding 1.375% due 01/10/2025	100	97
Southern California Edison Co. 6.181% (SOFRRATE + 0.830%) due 04/01/2024 ~	100	100
Wells Fargo & Co.
3.908% due 04/25/2026 •	100	98
5.499% due 01/23/2035 •	300	301

		4,132

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Level 3 Financing Inc.
7.676% (TSFR1M + 2.350%) due 04/15/2029 «~	93	69
7.676% (TSFR1M + 2.350%) due 04/15/2030 «~	95	71

		140

MUNICIPAL BONDS & NOTES 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033	100	97
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	100	101

		198

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
Adjustable Rate Mortgage Trust 4.790% due 09/25/2035 ~	3	2
American Home Mortgage Assets Trust
5.634% due 05/25/2046 •	97	81
5.654% due 10/25/2046 •	224	118
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	495	494
Banc of America Funding Trust
4.452% due 10/20/2046 ~	42	34
5.500% due 01/25/2036 «	32	30
5.721% due 02/20/2036 ~	27	25
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	244	205
BCAP LLC Trust
5.250% due 04/26/2037	300	171
5.784% due 01/25/2037 •	92	82
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 «~	1	1
4.232% due 05/25/2047 ~	65	57
4.381% due 08/25/2033 «~	2	2
5.423% due 11/25/2034 «~	1	1
5.634% due 10/25/2033 «~	1	1
6.082% due 05/25/2034 «~	6	5
Bear Stearns ALT-A Trust
4.266% due 08/25/2036 ~	98	49
4.549% due 11/25/2035 ~	40	30
4.870% due 09/25/2035 ~	48	29
Bear Stearns Structured Products, Inc. Trust 4.198% due 12/26/2046 ~	34	26
BX Trust 6.169% due 10/15/2036 •	270	268
Chase Mortgage Finance Trust 4.574% due 07/25/2037 ~	9	7
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.624% due 07/25/2036 •	173	155
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	729	587
6.236% due 09/25/2035 •	3	3
7.200% due 10/25/2035 •	88	83
Countrywide Alternative Loan Trust
4.704% due 11/25/2035 ~	81	72
5.250% due 06/25/2035	7	5
5.638% due 12/20/2046 •	154	132
5.653% due 07/20/2046 •	92	74
5.794% due 05/25/2037 •	33	11
5.863% due 03/20/2046 •	48	39
6.000% due 04/25/2037	38	17
6.004% due 02/25/2037 •	57	46
6.250% due 08/25/2037	17	8
6.500% due 06/25/2036	89	42
6.589% due 11/25/2035 •	11	9
7.129% due 11/25/2035 •	11	9
Countrywide Home Loan Mortgage Pass-Through Trust
3.661% due 05/25/2047 ~	46	38
4.706% due 11/25/2034 ~	4	4
5.500% due 10/25/2035 «	35	19

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

5.904% due 05/25/2035 •	26	21
5.984% due 04/25/2046 •	900	261
6.024% due 04/25/2035 «•	4	3
6.044% due 03/25/2035 •	278	178
6.064% due 02/25/2035 •	192	170
6.084% due 03/25/2035 •	25	21
6.104% due 02/25/2035 •	3	2
6.204% due 09/25/2034 «•	2	1
7.940% due 02/20/2036 •	133	119
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	78	63
6.500% due 07/26/2036	103	26
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.386% due 10/25/2036 þ	84	70
GCAT Trust
3.000% due 04/25/2052 ~	358	300
4.250% due 05/25/2067 ~	583	542
GreenPoint Mortgage Funding Trust 5.984% due 11/25/2045 •	3	3
GS Mortgage-Backed Securities Trust 2.500% due 12/25/2051 ~	82	66
GSR Mortgage Loan Trust
4.092% due 06/25/2034 «~	1	1
5.063% due 09/25/2035 ~	26	24
6.750% due 03/25/2033 «•	1	1
HarborView Mortgage Loan Trust 5.939% due 12/19/2036 •	55	46
IndyMac INDX Mortgage Loan Trust 3.995% due 09/25/2035 ~	77	62
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	568	477
3.000% due 03/25/2052 ~	519	436
3.000% due 04/25/2052 ~	551	465
3.000% due 05/25/2052 ~	824	692
4.357% due 01/25/2037 ~	58	44
4.872% due 11/25/2033 «~	2	2
5.315% due 02/25/2035 «~	1	1
Luminent Mortgage Trust 6.164% due 04/25/2036 •	163	135
Manhattan West Mortgage Trust 2.130% due 09/10/2039	400	356
MASTR Adjustable Rate Mortgages Trust 5.339% due 05/25/2034 «~	125	115
MASTR Alternative Loan Trust 5.844% due 03/25/2036 •	44	5
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.880% due 12/15/2030 •	1	1
Merrill Lynch Mortgage Investors Trust
4.666% due 02/25/2036 «~	3	2
5.854% due 02/25/2033 ~	2	2
5.864% due 02/25/2036 •	21	20
Merrill Lynch Mortgage-Backed Securities Trust 4.212% due 04/25/2037 ~	3	3
MFA Trust 6.105% due 12/25/2068 þ	482	482
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	241	227
2.750% due 11/25/2059 ~	213	200
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.681% due 10/25/2035 ~	5	4
NYO Commercial Mortgage Trust 6.535% due 11/15/2038 •	400	388
OBX Trust 6.094% due 06/25/2057 •	72	70
One New York Plaza Trust 6.390% due 01/15/2036 •	500	488
PMT Loan Trust 2.500% due 07/25/2051 ~	331	267
PRPM Trust 6.221% due 11/25/2068 þ	482	481
Residential Accredit Loans, Inc. Trust
5.654% due 04/25/2046 •	117	31
6.000% due 12/25/2036	127	103
Residential Funding Mortgage Securities, Inc. Trust 5.500% due 11/25/2035 «	25	18
Structured Adjustable Rate Mortgage Loan Trust
6.763% due 04/25/2034 «~	1	1
7.020% due 02/25/2034 «~	2	2
Structured Asset Mortgage Investments Trust
5.824% due 07/25/2046 •	172	119
5.864% due 05/25/2036 •	28	18
5.884% due 05/25/2036 •	162	126
5.884% due 09/25/2047 •	140	120
5.941% due 07/19/2035 •	28	28
6.004% due 02/25/2036 •	131	107
6.141% due 03/19/2034 «•	1	1

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Structured Asset Securities Corp. 5.724% due 01/25/2036 •	67	55
SunTrust Alternative Loan Trust 5.750% due 12/25/2035 •	131	109
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	216	192
2.710% due 01/25/2060 ~	165	154
2.900% due 10/25/2059 ~	708	662
WaMu Mortgage Pass-Through Certificates Trust
3.730% due 01/25/2037 ~	10	8
3.853% due 06/25/2037 ~	24	21
3.992% due 12/25/2036 ~	13	11
4.174% due 09/25/2036 ~	31	26
4.279% due 12/25/2036 ~	2	2
4.810% due 06/25/2033 «~	2	2
5.554% due 02/25/2033 «~	18	17
5.789% due 02/25/2047 •	133	111
5.984% due 12/25/2045 •	10	10
6.048% due 03/25/2034 ~	6	6
6.064% due 01/25/2045 •	1	1
6.084% due 01/25/2045 •	2	2
6.137% due 07/25/2046 •	78	65
6.489% due 08/25/2042 •	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust 6.029% due 07/25/2046 •	30	18

		12,561

U.S. GOVERNMENT AGENCIES 38.7%
Fannie Mae
3.000% due 03/01/2060	166	142
3.500% due 01/01/2059	299	264
5.608% due 12/01/2034 •	1	1
5.835% due 06/25/2036 •	6	6
6.000% due 07/25/2044	7	8
6.394% due 11/01/2034 •	6	6
Freddie Mac
0.000% due 01/15/2038 ~(a)	80	4
3.000% due 03/01/2045	155	138
5.506% due 04/01/2037 •	9	9
5.715% due 09/25/2031 •	5	5
5.740% due 01/15/2038 •	80	79
6.000% due 04/15/2036	81	84
6.289% due 10/25/2044 •	12	11
Ginnie Mae
3.000% due 07/20/2046	4	4
6.000% due 09/20/2038	2	2
Ginnie Mae, TBA 3.000% due 04/01/2054	2,200	1,940
Uniform Mortgage-Backed Security
2.500% due 02/01/2051	222	184
3.000% due 08/01/2042 - 10/01/2049	327	287
3.500% due 10/01/2034 - 07/01/2050	343	315
4.000% due 06/01/2050	116	108
6.500% due 12/01/2053 - 04/01/2054	14,999	15,329
Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2054	7,000	6,486
4.500% due 04/01/2054	7,200	6,857
5.000% due 04/01/2054 - 05/01/2054	14,200	13,858
5.500% due 04/01/2054 - 05/01/2054	1,000	995
6.000% due 05/01/2054	500	504
6.500% due 04/01/2054	600	613

		48,239

U.S. TREASURY OBLIGATIONS 13.3%
U.S. Treasury Bonds
1.625% due 11/15/2050	200	113
1.875% due 02/15/2041	300	209
4.250% due 02/15/2054	1,000	984
4.750% due 11/15/2043	1,300	1,349
4.750% due 11/15/2053	1,500	1,602
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025	955	932
0.125% due 07/15/2031	345	306
0.125% due 01/15/2032	111	97
0.250% due 01/15/2025	1,432	1,408
0.500% due 01/15/2028 (i)	500	473
0.625% due 07/15/2032	106	96
1.125% due 01/15/2033	828	777
1.750% due 01/15/2028 (i)	2,061	2,044
3.875% due 04/15/2029	300	328
U.S. Treasury Notes
3.500% due 02/15/2033	100	95
4.000% due 02/15/2034	2,300	2,262
4.500% due 11/15/2033	3,400	3,476

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

			16,551

Total United States (Cost $90,168)			87,427

SHORT-TERM INSTRUMENTS 2.7%
COMMERCIAL PAPER 1.4%
Amcor Flexibles North America, Inc. 5.520% due 04/15/2024		$300	299
AT+T, Inc. 5.520% due 04/18/2024		300	299
Crown Castle, Inc. 5.850% due 05/02/2024		300	298
Eversource Energy 5.620% due 04/05/2024		300	300
Microchip Technology, Inc. 5.510% due 04/30/2024		300	298
Penske Truck Leasing Co. LP 5.550% due 05/17/2024		300	298

			1,792

REPURCHASE AGREEMENTS (g) 0.8%			965

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	3,211	3

JAPAN TREASURY BILLS 0.5%
(0.107)% due 06/10/2024 (c)(d)	JPY	90,000	595

Total Short-Term Instruments (Cost $3,362)			3,355

Total Investments in Securities (Cost $155,667)			148,410

		SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III		157,462	1,532

Total Short-Term Instruments (Cost $1,531)			1,532

Total Investments in Affiliates (Cost $1,531)			1,532

Total Investments 120.2% (Cost $157,198)			$149,942
Financial Derivative Instruments (h)(j) 1.0%(Cost or Premiums, net $2,025)			1,272
Other Assets and Liabilities, net (21.2)%			(26,436)

Net Assets 100.0%			$124,778

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$965	U.S. Treasury Notes 5.000% due 09/30/2025	$(984)	$965	$965

Total Repurchase Agreements	$(984)	$965	$965

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (16.5)%
U.S. Government Agencies (16.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2039	$2,300	$(2,033)	$(2,039)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2054	14,300	(11,391)	(11,334)
Uniform Mortgage-Backed Security, TBA	3.000	04/01/2054	300	(260)	(258)
Uniform Mortgage-Backed Security, TBA	3.000	05/01/2054	2,300	(1,991)	(1,981)
Uniform Mortgage-Backed Security, TBA	6.000	04/01/2054	400	(404)	(404)
Uniform Mortgage-Backed Security, TBA	6.500	04/01/2054	4,370	(4,596)	(4,601)

Total Short Sales (16.5)%	$(20,675)	$(20,617)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(1,730) at a weighted average interest rate of 5.308%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2025	31	$8,128	$(34)	$6	$(2)
3-Month SOFR Active Contract June Futures	09/2025	42	10,073	(26)	0	(6)
3-Month SOFR Active Contract March Futures	06/2024	143	33,845	(65)	0	(1)
3-Month SOFR Active Contract September Futures	12/2024	16	3,805	(8)	0	(2)
3-Month SOFR Active Contract September Futures	12/2025	103	24,751	(36)	0	(14)
Australia Government 3-Year Bond June Futures	06/2024	7	488	0	1	0
Canada Government 10-Year Bond June Futures	06/2024	21	1,866	10	0	0
Euro-BTP Italy Government Bond June Futures	06/2024	1	128	2	0	(1)

$(157)	$7	$(26)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2024	62	$(16,167)	$77	$2	$(4)
3-Month SOFR Active Contract December Futures	03/2025	157	(37,456)	121	22	0
3-Month SOFR Active Contract June Futures	09/2024	14	(3,320)	16	1	0
3-Month SOFR Active Contract March Futures	06/2025	134	(32,060)	59	20	0
Australia Government 10-Year Bond June Futures	06/2024	44	(3,343)	4	0	(17)
Euro-Bobl June Futures	06/2024	43	(5,486)	(22)	0	(14)
Euro-Bund June Futures	06/2024	1	(144)	(2)	0	(1)
Euro-Buxl 30-Year Bond June Futures	06/2024	2	(293)	(6)	0	(4)
Euro-OAT France Government 10-Year Bond June Futures	06/2024	59	(8,158)	(76)	10	(29)
Euro-Schatz June Futures	06/2024	37	(4,219)	(2)	1	(3)
Japan Government 10-Year Bond June Futures	06/2024	6	(5,774)	(1)	8	(6)
U.S. Treasury 2-Year Note June Futures	06/2024	5	(1,022)	1	1	0
U.S. Treasury 5-Year Note June Futures	06/2024	91	(9,738)	(11)	11	0
U.S. Treasury 10-Year Note June Futures	06/2024	67	(7,423)	(51)	5	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	22	(2,521)	(12)	0	0
U.S. Treasury Long-Term Bond June Futures	06/2024	65	(7,828)	(146)	0	(16)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	2	(258)	(8)	0	(1)
United Kingdom Long Gilt June Futures	06/2024	68	(8,577)	(221)	0	(40)

$(280)	$81	$(135)

Total Futures Contracts	$(437)	$88	$(161)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$1,500	$19	$(36)	$(17)	$0	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	3,200	16	(45)	(29)	0	0
CDX.IG-42 10-Year Index	(1.000)	Quarterly	06/20/2034	11,100	(69)	(8)	(77)	0	(1)
iTraxx Europe Main 41 10-Year Index	(1.000)	Quarterly	06/20/2034	EUR	1,500	(7)	(2)	(9)	0	(1)

$(41)	$(91)	$(132)	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$320	$5	$3	$8	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	22,600	480	43	523	2	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	41,900	938	23	961	3	0
iTraxx Europe Main 41 5-Year Index	1.000	Quarterly	06/20/2029	EUR	28,000	657	19	676	16	0

$2,080	$88	$2,168	$21	$0

INTEREST RATE SWAPS
Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	600	$1	$2	$3	$0	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027	6,900	(16)	(80)	(96)	9	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	6,700	121	23	144	19	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	300	0	(2)	(2)	0	(2)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	12,000	140	83	223	69	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035	1,500	25	50	75	0	(9)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	500	11	2	13	6	0
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	314,480	(15)	8	(7)	2	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/18/2034	16,150	(2)	0	(2)	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	240,000	(2)	17	15	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		435,500	(53)	(12)	(65)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		130,000	36	5	41	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		727,000	(117)	99	(18)	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		40,000	1	(3)	(2)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	262	83	345	0	(9)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		30,650	(12)	(18)	(30)	1	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	9,380	18	46	64	3	0
Receive(6)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	160,580	(14)	3	(11)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		$3,800	0	121	121	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		9,400	104	237	341	4	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		1,900	(33)	(63)	(96)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		2,500	0	(62)	(62)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		3,150	129	(60)	69	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		3,900	163	(77)	86	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		400	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.310	Annual	01/16/2025		4,500	(15)	(114)	(129)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		6,100	(17)	133	116	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		9,900	22	146	168	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		800	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		8,200	35	187	222	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		4,900	(2)	19	17	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		12,600	61	31	92	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		9,043	23	70	93	10	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		4,600	1	196	197	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		2,400	0	(25)	(25)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027		1,700	(23)	6	(17)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027		1,500	0	(4)	(4)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		200	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		800	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		990	0	16	16	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		300	0	3	3	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,050	17	(24)	(7)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		500	0	(7)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		200	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		400	(1)	(14)	(15)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		800	0	(142)	(142)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		5,500	(9)	(854)	(863)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		9,160	(48)	(538)	(586)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,020	(199)	(393)	(592)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		200	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		10,850	(596)	236	(360)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	2.180	Annual	01/16/2034		500	14	57	71	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		4,470	276	(128)	148	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		14,200	(166)	220	54	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,100	1	4	5	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,370	176	(75)	101	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		2,100	(245)	104	(141)	0	(5)
Receive(6)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	46,640	(31)	(3)	(34)	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	1,100	(2)	15	13	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/06/2024		600	(1)	8	7	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/13/2024		1,600	(4)	23	19	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/26/2024		300	(1)	5	4	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024		400	(1)	6	5	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		300	(1)	5	4	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/16/2024		500	(1)	7	6	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/17/2024		100	0	1	1	0	0
Receive(6)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	3,526,430	(12)	6	(6)	1	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	11,800	(32)	71	39	0	(1)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		16,400	(7)	(49)	(56)	2	0
Pay	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		4,300	(3)	(6)	(9)	1	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		1,000	0	(8)	(8)	0	0
Pay(6)	3-Month NZD-BBR	4.250	Semi-Annual	03/18/2030		3,700	(5)	25	20	2	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(38)	(41)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		2,800	36	(315)	(279)	6	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		300	0	0	0	1	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		20,200	(184)	305	121	50	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		2,000	30	(21)	9	7	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		4,800	(86)	43	(43)	17	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		9,000	(101)	168	67	22	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	3.536	Annual	09/18/2025		20,100	0	(246)	(246)	4	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026		23,300	142	(37)	105	4	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		5,170	36	13	49	5	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		9,200	138	(24)	114	30	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	0	0	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		400	(1)	7	6	2	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		11,400	212	47	259	65	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		440	21	(35)	(14)	3	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	44	44	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	52	52	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		7,100	(377)	14	(363)	0	(85)
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	1,900	(12)	17	5	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,300	8	(1)	7	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(37)	(37)	0	0
Receive	28-Day MXN-TIIE	9.073	Lunar	06/03/2027	MXN	1,000	0	0	0	0	0
Receive	28-Day MXN-TIIE	9.260	Lunar	06/03/2027		900	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.760	Lunar	03/01/2029		1,900	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.725	Lunar	03/07/2029		1,000	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.673	Lunar	05/31/2029		570	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.680	Lunar	05/31/2029		1,000	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.681	Lunar	05/31/2029		1,000	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.810	Lunar	05/29/2031		500	0	0	0	0	0
Pay(6)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	13,800	(24)	(80)	(104)	0	(5)
Pay	CAONREPO Index	1.500	Semi-Annual	06/17/2025		1,100	(32)	(5)	(37)	0	(1)
Pay(6)	CAONREPO Index	4.600	Annual	08/30/2025		6,000	2	13	15	0	(2)
Pay(6)	CAONREPO Index	3.500	Annual	12/18/2025		16,500	(34)	(18)	(52)	0	(4)
Receive	CAONREPO Index	3.250	Semi-Annual	03/15/2028		2,290	27	0	27	2	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2028		7,200	(14)	(90)	(104)	0	(6)
Pay	CAONREPO Index	1.713	Semi-Annual	10/02/2029		1,200	(79)	(14)	(93)	0	(2)
Pay	CAONREPO Index	1.250	Semi-Annual	06/16/2031		600	(62)	(5)	(67)	0	(1)
Receive	CAONREPO Index	3.500	Semi-Annual	06/01/2032		900	5	(6)	(1)	1	0
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033		510	(3)	(4)	(7)	1	0
Receive	CAONREPO Index	3.250	Semi-Annual	06/21/2053		900	9	10	19	0	0

							$(415)	$(642)	$(1,057)	$400	$(211)

Total Swap Agreements							$1,624	$(645)	$979	$421	$(213)

(i)	Securities with an aggregate market value of $1,319 and cash of $5,776 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

Unsettled variation margin asset of $1 and liability of $(1) for closed futures and unsettled variation margin asset of $2 and liability of $(2) for closed swap agreements is outstanding at period end.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2024	AUD	11		$7	$0	$0
	04/2024	NZD	339		207	4	0
	05/2024		$7	AUD	11	0	0
BOA	04/2024	AUD	16		$10	0	0
	04/2024	DKK	4,979		724	4	0
	04/2024	EUR	511		554	3	0
	04/2024	IDR	567,896		36	0	0
	04/2024	KRW	35,289		26	0	0
	04/2024		$24	CNY	171	0	0
	04/2024		738	DKK	5,100	0	0
	04/2024		303	JPY	45,400	0	(3)
	04/2024		75	SGD	100	0	(1)
	05/2024	DKK	1,483		$216	2	0
	05/2024		$10	AUD	16	0	0
	06/2024	KRW	64,801		$50	2	0
	06/2024		$472	IDR	7,402,239	0	(7)
	07/2024	PLN	21		$5	0	0
	04/2025	DKK	5,100		752	0	(1)
BPS	04/2024	BRL	1,762		353	2	0
	04/2024	CAD	102		75	0	0
	04/2024	CHF	454		506	3	0
	04/2024	CNH	889		124	1	0
	04/2024	GBP	1,467		1,857	5	0
	04/2024	IDR	1,168,360		74	0	0
	04/2024	JPY	633,222		4,189	6	0
	04/2024	KRW	96,852		72	0	0
	04/2024		$210	AUD	323	0	0
	04/2024		354	BRL	1,762	0	(2)
	04/2024		1,486	CNH	10,783	0	(1)
	04/2024		4,761	CNY	33,833	0	(2)
	04/2024		232	DKK	1,590	0	(2)
	04/2024		528	EUR	488	0	(2)
	04/2024		1,710	GBP	1,347	0	(10)
	04/2024		6,272	JPY	918,747	0	(203)
	04/2024		357	MYR	1,667	0	(7)
	05/2024	BRL	939		$188	1	0
	05/2024	CNH	10,768		1,486	2	0
	05/2024	DKK	1,887		275	1	0
	05/2024	MXN	1,978		118	0	(1)
	05/2024	TWD	2,893		94	3	0
	05/2024		$1,857	GBP	1,467	0	(5)
	05/2024		4,189	JPY	630,337	0	(6)
	06/2024	IDR	975,889		$62	1	0
	06/2024	INR	4,842		58	0	0
	06/2024	KRW	345,716		265	8	0
	06/2024	TWD	55,166		1,780	50	0
	06/2024		$116	IDR	1,833,296	0	(1)
	06/2024		994	INR	82,806	0	(3)
	06/2024		61	KRW	80,886	0	(1)
	06/2024		170	TWD	5,257	0	(5)
	07/2024	BRL	830		$165	1	0
	07/2024		$1,167	PLN	4,729	15	0
BRC	04/2024	CNH	561		$78	1	0
	04/2024	IDR	407,513		26	0	0
	04/2024	JPY	206,003		1,585	224	0
	04/2024	THB	320		9	0	0
	04/2024	TRY	16,050		494	0	(2)
	04/2024		$100	CNH	717	0	(1)
	04/2024		111	DKK	755	0	(2)
	04/2024		88	HUF	31,898	0	(1)
	04/2024		49	NOK	515	0	(1)
	04/2024		484	TRY	15,981	10	0
	05/2024	JPY	50,000		$404	73	0
	05/2024		$19	NOK	203	0	0
	05/2024		494	TRY	16,999	2	0
	06/2024	INR	1,398		$17	0	0
	06/2024	JPY	50,096		344	9	0
	06/2024	KRW	373,780		286	8	0
	06/2024	MXN	86		5	0	0
	06/2024		$123	CZK	2,830	0	(2)
	06/2024		14	ILS	50	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

BSH	07/2024	BRL	1,400		$278	1	0
CBK	04/2024		2,039		410	4	0
	04/2024	JPY	74,000		528	39	0
	04/2024		$306	AUD	466	0	(2)
	04/2024		408	BRL	2,039	0	(2)
	04/2024		139	CAD	187	0	0
	04/2024		570	CNH	4,099	0	(5)
	04/2024		1,124	EUR	1,030	0	(13)
	04/2024		153	GBP	120	0	(1)
	04/2024		424	SEK	4,340	0	(19)
	05/2024		1,466	BRL	7,343	0	(7)
	06/2024	KRW	775,916		$601	23	0
	06/2024	MXN	1,987		117	0	(1)
	06/2024	PEN	642		172	0	0
	06/2024		$134	COP	533,969	2	0
	06/2024		26	KRW	33,868	0	(1)
	10/2024		140	JPY	20,000	0	(4)
	01/2026	JPY	20,000		$147	4	0
DUB	04/2024	BRL	1,259		252	1	0
	04/2024	IDR	1,627,361		103	0	0
	04/2024		$250	BRL	1,259	1	0
	05/2024	BRL	1,263		$250	0	(1)
	05/2024		$286	BRL	1,418	0	(4)
	05/2024		1,792	EUR	1,653	0	(7)
	06/2024	INR	5,090		$61	0	0
	06/2024	KRW	336,022		258	8	0
	06/2024	MXN	834		49	0	0
FAR	04/2024	JPY	1,877,670		12,418	15	0
	05/2024		$12,418	JPY	1,869,150	0	(14)
	06/2024	MXN	929		$55	0	0
GLM	04/2024		1,451		86	0	(2)
	04/2024		$701	EUR	646	0	(4)
	04/2024		4	HUF	1,336	0	0
	06/2024	IDR	785,679		$50	0	0
	06/2024		$365	MXN	6,139	1	0
	06/2024		16	MYR	73	0	0
	07/2024	BRL	700		$141	3	0
	09/2024		$448	TRY	17,893	12	0
	10/2024		283	JPY	40,000	0	(11)
	01/2026	JPY	40,000		$297	10	0
IND	04/2024	CNH	10,053		1,397	13	0
JPM	04/2024	BRL	1,012		203	1	0
	04/2024	CAD	4,156		3,080	12	0
	04/2024	DKK	2,400		349	2	0
	04/2024	KRW	69,112		51	0	0
	04/2024		$207	BRL	1,012	0	(5)
	04/2024		1,382	CNH	9,928	0	(14)
	06/2024	INR	29,281		$352	2	0
	06/2024	KRW	364,412		282	10	0
	06/2024	MXN	52		3	0	0
	06/2024	THB	44		1	0	0
	06/2024	TWD	53,439		1,738	62	0
	06/2024		$449	IDR	7,097,692	0	(3)
	06/2024		102	ILS	370	0	(1)
	07/2024	BRL	538		$108	1	0
	10/2024	JPY	60,000		481	74	0
MBC	04/2024	BRL	107		22	0	0
	04/2024	CNH	1,880		262	3	0
	04/2024	IDR	195,877		12	0	0
	04/2024	JPY	25,900		173	2	0
	04/2024	NOK	4,450		425	15	0
	04/2024	THB	19,067		535	12	0
	04/2024		$22	BRL	107	0	0
	04/2024		3,072	CAD	4,166	4	0
	04/2024		100	CNH	720	0	(1)
	04/2024		391	DKK	2,700	0	0
	04/2024		4,454	JPY	667,499	0	(45)
	05/2024	CAD	4,165		$3,072	0	(4)
	05/2024	DKK	5,030		729	1	0
	05/2024		$3	TWD	90	0	0
	06/2024	INR	1,269		$15	0	0
	06/2024	JPY	350,000		2,364	27	0
	06/2024		$207	IDR	3,279,836	0	(1)
	06/2024		27	ILS	99	0	0
	10/2024	JPY	170,000		$1,363	209	0
	01/2025	DKK	1,400		205	0	0
	04/2025		2,700		398	0	0
MYI	04/2024	AUD	229		152	3	0
	04/2024	BRL	107		22	0	0
	04/2024	CNH	1,893		264	4	0
	04/2024	CNY	48,338		6,800	1	0
	04/2024	JPY	1,050,059		7,162	219	0
	04/2024	SEK	9,344		909	36	0
	04/2024		$22	BRL	107	0	0
	04/2024		3,218	JPY	471,253	0	(105)
	04/2024		474	SEK	5,004	0	(7)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

04/2024	74	SGD	99	0	(1)
05/2024	SEK	4,998	$474	7	0
05/2024	$6,800	CNY	48,410	0	(5)
05/2024	3,430	JPY	516,220	0	(4)
05/2024	594	TWD	18,570	0	(13)
06/2024	IDR	1,464,872	$94	2	0
06/2024	INR	5,548	67	0	0
06/2024	JPY	300,000	2,026	25	0
06/2024	KRW	193,232	149	5	0
06/2024	$49	IDR	771,945	0	(1)
06/2024	32	MYR	151	0	(1)
RBC	04/2024	DKK	594	$87	1	0
04/2024	$3	MXN	52	0	0
06/2024	TWD	1,912	$61	1	0
06/2024	$62	INR	5,184	0	0
06/2024	134	MXN	2,266	1	0
RYL	04/2024	120	DKK	820	0	(2)
SCX	04/2024	CNH	2,643	$368	4	0
04/2024	DKK	6,368	929	8	0
04/2024	$983	CNH	7,073	0	(8)
04/2024	2,137	CNY	15,149	0	(7)
04/2024	132	JPY	19,400	0	(4)
04/2024	204	NZD	339	0	(1)
05/2024	NZD	339	$204	1	0
05/2024	$101	NOK	1,079	0	(1)
06/2024	INR	27,013	$324	1	0
06/2024	KRW	1,546,651	1,187	36	0
06/2024	$508	IDR	8,018,890	0	(4)
06/2024	1,532	INR	127,517	0	(6)
SSB	04/2024	100	CLP	97,196	0	(1)
04/2024	0	HUF	98	0	0
05/2024	2,324	MXN	39,482	36	0
06/2024	JPY	29,904	$205	5	0
TOR	04/2024	CHF	213	243	7	0
04/2024	$486	AUD	741	0	(3)
04/2024	740	CHF	668	0	0
04/2024	5,923	JPY	885,281	0	(75)
04/2024	496	NOK	5,217	0	(16)
05/2024	CHF	665	$740	0	0
05/2024	$9	AUD	14	0	0
UAG	04/2024	AUD	1,260	$824	3	0
04/2024	CAD	95	71	0	0
04/2024	$1,933	ZAR	36,204	0	(24)
05/2024	824	AUD	1,260	0	(3)
06/2024	295	TWD	9,219	0	(6)

Total Forward Foreign Currency Contracts	$1,421	$(742)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	2,500	$5	$4
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	1,800	5	3
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	9,500	23	17

$33	$24

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	300	$23	$127

Total Purchased Options	$56	$151

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250%	07/15/2024	2,500	$(2)	$(1)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(23)	(109)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.560	04/18/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/18/2024	100	0	0
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.480	04/29/2024	700	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.780	04/29/2024	700	(1)	(1)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	1,800	(3)	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	100	0	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(11)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	200	(1)	(5)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	04/05/2024	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.810	04/05/2024	200	(1)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/02/2024	1,100	(3)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	04/02/2024	1,100	(3)	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	200	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	200	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	200	(2)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	9,500	(12)	(2)

Total Written Options	$(75)	$(140)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.383%	$290	$(9)	$0	$0	$(9)
MYC	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.383	290	(8)	0	0	(8)

$(17)	$0	$0	$(17)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.148%	$300	$(7)	$10	$3	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.148	200	(5)	7	2	0

$(12)	$17	$5	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	1,500	$1,130	$7	$(3)	$4	$0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		$1,191	JPY	176,100	(5)	1	0	(4)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		1,561		229,200	(5)	0	0	(5)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		6,065		888,100	55	4	59	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		1,562		228,900	(2)	1	0	(1)
BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		1,291		180,800	67	0	67	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		1,180		174,100	(2)	0	0	(2)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		2,942		409,800	159	2	161	0
	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	1,500		$1,035	0	4	4	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029		1,400		966	(5)	4	0	(1)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$2,471	JPY	344,200	148	2	150	0

								$417	$15	$445	$(13)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/20/2029	MYR	14,000	$18	$4	$22	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		2,160	14	(9)	5	0

								$32	$(5)	$27	$0

Total Swap Agreements								$420	$27	$477	$(30)

(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 03/31/2024

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$55	$0	$55
Australia
Sovereign Issues	0	262	0	262
Bermuda
Asset-Backed Securities	0	502	0	502
Brazil
Sovereign Issues	0	467	0	467
Canada
Corporate Bonds & Notes	0	169	0	169
Sovereign Issues	0	1,730	0	1,730
Cayman Islands
Asset-Backed Securities	0	6,456	0	6,456
Corporate Bonds & Notes	0	448	0	448
Sovereign Issues	0	204	0	204
Chile
Sovereign Issues	0	199	0	199
Denmark
Corporate Bonds & Notes	0	2,948	0	2,948
France
Corporate Bonds & Notes	0	690	0	690
Sovereign Issues	0	3,686	0	3,686
Germany
Corporate Bonds & Notes	0	2,476	0	2,476
Hungary
Sovereign Issues	0	208	0	208
Ireland
Asset-Backed Securities	0	2,572	0	2,572
Corporate Bonds & Notes	0	195	0	195
Non-Agency Mortgage-Backed Securities	0	235	0	235
Israel
Sovereign Issues	0	591	0	591
Italy
Corporate Bonds & Notes	0	506	0	506
Sovereign Issues	0	2,171	0	2,171
Japan
Corporate Bonds & Notes	0	306	0	306
Sovereign Issues	0	8,770	0	8,770
Luxembourg
Corporate Bonds & Notes	0	207	0	207
Sovereign Issues	0	5,598	0	5,598
Mexico
Sovereign Issues	0	468	0	468
Norway
Sovereign Issues	0	183	0	183
Peru
Sovereign Issues	0	229	0	229
Poland
Sovereign Issues	0	622	0	622
Qatar
Corporate Bonds & Notes	0	168	0	168
Romania
Sovereign Issues	0	915	0	915
Saudi Arabia
Sovereign Issues	0	1,592	0	1,592
Serbia
Sovereign Issues	0	168	0	168
South Korea
Sovereign Issues	0	2,247	0	2,247
Spain
Corporate Bonds & Notes	0	390	0	390
Sovereign Issues	0	663	0	663
Supranational
Corporate Bonds & Notes	0	1,216	0	1,216
Sovereign Issues	0	749	0	749
Switzerland
Corporate Bonds & Notes	0	1,306	0	1,306
United Kingdom
Corporate Bonds & Notes	0	2,516	0	2,516
Non-Agency Mortgage-Backed Securities	0	2,545	0	2,545
United States
Asset-Backed Securities	0	5,604	2	5,606
Corporate Bonds & Notes	0	4,132	0	4,132
Loan Participations and Assignments	0	0	140	140
Municipal Bonds & Notes	0	198	0	198
Non-Agency Mortgage-Backed Securities	0	12,335	226	12,561
U.S. Government Agencies	0	48,239	0	48,239
U.S. Treasury Obligations	0	16,551	0	16,551
Short-Term Instruments
Commercial Paper	0	1,792	0	1,792
Repurchase Agreements	0	965	0	965
Short-Term Notes	0	3	0	3
Japan Treasury Bills	0	595	0	595

	$0	$148,042	$368	$148,410

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,532	$0	$0	$1,532

Total Investments	$1,532	$148,042	$368	$149,942

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,617)	$0	$(20,617)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	481	0	509
Over the counter	0	2,049	0	2,049

	$28	$2,530	$0	$2,558
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(121)	(253)	0	(374)
Over the counter	0	(912)	0	(912)

	$(121)	$(1,165)	$0	$(1,286)

Total Financial Derivative Instruments	$(93)	$1,365	$0	$1,272

Totals	$1,439	$128,790	$368	$130,597

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$5,894	$22,339	$(26,700)	$0	$(1)	$1,532	$42	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CKL	Citibank N.A. London	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
CHF	Swiss Franc	ILS	Israeli Shekel	SGD	Singapore Dollar
CLP	Chilean Peso	INR	Indian Rupee	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	NIBOR	Norwegian Interbank Offered Rate
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	OAT	Obligations Assimilables du Trésor
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.0% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$35	$18
3.625% due 07/09/2035 þ		24	10
Argentina Treasury Bond BONCER 0.000% due 06/30/2025 (e)	ARS	1,346	2
Provincia de Buenos Aires 106.588% due 04/12/2025		18	0

Total Argentina (Cost $32)			30

AUSTRALIA 0.2%
SOVEREIGN ISSUES 0.2%
Australia Government International Bond
1.000% due 12/21/2030	AUD	100	54
1.750% due 06/21/2051		50	19
2.500% due 05/21/2030		100	61

Total Australia (Cost $189)			134

BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/29/2024 (e)(g)		$101	6

SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (e)	BRL	1,900	370

Total Brazil (Cost $384)			376

CANADA 2.3%
CORPORATE BONDS & NOTES 0.4%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$72	65
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	103
Royal Bank of Canada 4.851% due 12/14/2026		$200	200

			368

SOVEREIGN ISSUES 1.9%
Canada Government Bond
1.500% due 12/01/2044 (f)	CAD	137	98
2.750% due 12/01/2033		800	581
Export Development Canada 7.130% due 03/11/2029	INR	13,500	162
Province of British Columbia 4.150% due 06/18/2034	CAD	400	295
Province of Ontario 3.650% due 06/02/2033		500	356
Province of Quebec 3.600% due 09/01/2033		300	213

			1,705

Total Canada (Cost $2,098)			2,073

CAYMAN ISLANDS 5.3%
ASSET-BACKED SECURITIES 4.9%
522 Funding CLO Ltd. 6.619% due 10/20/2031 •		$388	389

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

Apidos CLO 6.460% due 07/18/2029 •		242	242
Arbor Realty Commercial Real Estate Notes Ltd. 6.769% due 01/15/2037 •		300	299
Bain Capital Credit CLO Ltd. 6.549% due 07/20/2030 •		216	216
Brightspire Capital Ltd. 6.591% due 08/19/2038 •		330	326
Carlyle Global Market Strategies CLO Ltd. 6.518% due 08/14/2030 •		199	200
Carlyle U.S. CLO Ltd. 6.579% due 04/20/2031 •		320	321
Catamaran CLO Ltd. 6.679% due 04/22/2030 •		175	175
Crestline Denali CLO Ltd. 6.609% due 04/20/2030 •		215	215
Dryden CLO Ltd. 6.568% due 01/17/2032 •		300	300
LCM LP 6.441% due 07/19/2027 •		2	2
LoanCore Issuer Ltd. 6.869% due 01/17/2037 •		300	297
M360 Ltd. 6.943% due 11/22/2038 •		256	251
MF1 Multifamily Housing Mortgage Loan Trust 6.290% due 07/15/2036 •		20	21
Sound Point CLO Ltd.
6.559% due 10/20/2030 •		190	189
6.566% due 07/25/2030 •		113	113
Starwood Commercial Mortgage Trust 6.641% due 04/18/2038 •		178	175
Venture CLO Ltd. 6.456% due 04/15/2027 •		15	15
Vibrant CLO Ltd.
6.544% due 06/20/2029 •		1	1
6.619% due 09/15/2030 •		128	128
Voya CLO Ltd. 0.000% due 07/20/2032 •(b)		500	500

			4,375

CORPORATE BONDS & NOTES 0.2%
Sands China Ltd. 5.400% due 08/08/2028		200	196

SOVEREIGN ISSUES 0.2%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	204

Total Cayman Islands (Cost $4,786)			4,775

CHINA 0.0%
SOVEREIGN ISSUES 0.0%
China Government International Bond 3.190% due 04/15/2053	CNY	100	16

Total China (Cost $14)			16

DENMARK 3.2%
CORPORATE BONDS & NOTES 3.2%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	4,709	526
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1,978	213
1.500% due 10/01/2053		846	99
Nykredit Realkredit AS
1.000% due 04/01/2025		10,400	1,470
1.500% due 10/01/2052		1	0
Realkredit Danmark AS
1.000% due 01/01/2025		1,100	156
1.000% due 04/01/2025		3,200	453

Total Denmark (Cost $3,191)			2,917

FRANCE 2.4%
CORPORATE BONDS & NOTES 0.8%
Societe Generale SA
2.797% due 01/19/2028 •		$200	185
6.446% due 01/10/2029 •		200	205

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

6.691% due 01/10/2034 •		300	315

			705

SOVEREIGN ISSUES 1.6%
France Government International Bond
0.500% due 05/25/2072	EUR	100	43
0.750% due 05/25/2052		1,100	653
2.000% due 05/25/2048		300	259
3.000% due 06/25/2049		300	313
3.250% due 05/25/2045		200	218

			1,486

Total France (Cost $3,072)			2,191

GERMANY 1.0%
CORPORATE BONDS & NOTES 1.0%
Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	300	272
1.625% due 01/20/2027		100	102
1.750% due 11/19/2030 •		200	190
2.552% due 01/07/2028 •		$150	138
3.961% due 11/26/2025 •		200	197

Total Germany (Cost $1,050)			899

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$200	208

Total Hungary (Cost $199)			208

IRELAND 1.9%
ASSET-BACKED SECURITIES 1.7%
BlueMountain Fuji EUR CLO DAC 4.662% due 01/15/2031 •	EUR	248	267
Cairn CLO DAC 4.722% due 10/15/2031 •		250	268
CVC Cordatus Loan Fund DAC 4.592% due 10/15/2031 •		247	265
Harvest CLO DAC 4.702% due 07/15/2031 •		250	268
Jubilee CLO DAC 4.552% due 04/15/2030 •		143	154
Segovia European CLO DAC 4.850% due 07/20/2032 •		300	323

			1,545

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC 1.650% due 10/29/2024		$200	195

Total Ireland (Cost $1,928)			1,740

ISRAEL 0.7%
SOVEREIGN ISSUES 0.7%
Israel Government International Bond
2.000% due 03/31/2027	ILS	400	103
3.800% due 05/13/2060		$200	138
5.375% due 03/12/2029		200	201
5.500% due 03/12/2034		200	198

Total Israel (Cost $726)			640

ITALY 1.6%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	100	101
2.625% due 04/28/2025		100	105

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

Intesa Sanpaolo SpA 7.200% due 11/28/2033		$200	216

			422

SOVEREIGN ISSUES 1.1%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		200	198
Italy Buoni Poliennali Del Tesoro 3.800% due 04/15/2026	EUR	400	437
Italy Government International Bond 6.000% due 08/04/2028	GBP	300	391

			1,026

Total Italy (Cost $1,588)			1,448

JAPAN 6.0%
CORPORATE BONDS & NOTES 0.3%
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		$300	306

SOVEREIGN ISSUES 5.7%
Japan Government International Bond
0.005% due 04/01/2024	JPY	90,000	594
0.005% due 05/01/2024		40,000	264
0.005% due 10/01/2024		140,000	925
0.100% due 01/01/2026		50,000	330
0.100% due 03/10/2028		128,516	891
0.400% due 03/20/2036		20,000	125
0.500% due 03/20/2049		175,000	892
0.700% due 12/20/2048		104,000	561
0.700% due 06/20/2051		11,000	57
1.500% due 09/20/2043		80,000	535

			5,174

Total Japan (Cost $7,156)			5,480

LUXEMBOURG 0.7%
		SHARES
COMMON STOCKS 0.2%
Drillco Holding Lux SA «(c)(h)		6,410	155
Forsea Holding SA «(c)		2,675	64

			219

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.5%
FORESEA Holding SA 7.500% due 06/15/2030		$113	107
Greensaif Pipelines Bidco SARL 6.510% due 02/23/2042		300	312

			419

Total Luxembourg (Cost $504)			638

MALAYSIA 1.2%
CORPORATE BONDS & NOTES 0.5%
Petronas Capital Ltd. 2.480% due 01/28/2032		$500	417

SOVEREIGN ISSUES 0.7%
Malaysia Government International Bond 3.519% due 04/20/2028	MYR	2,831	597

Total Malaysia (Cost $1,108)			1,014

MEXICO 0.5%
SOVEREIGN ISSUES 0.5%
Mexico Government International Bond
4.490% due 05/25/2032	EUR	100	110

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

7.500% due 06/03/2027	MXN	2,000	114
7.750% due 05/29/2031		300	17
8.500% due 03/01/2029		2,000	117
8.500% due 05/31/2029		1,380	80

Total Mexico (Cost $434)			438

NETHERLANDS 1.3%
CORPORATE BONDS & NOTES 0.2%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$200	202

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Domi BV 4.781% due 11/15/2052 •	EUR	277	300
Dutch Property Finance BV 4.575% due 07/28/2058 •		392	423
Jubilee Place BV 4.928% (EUR003M + 1.000%) due 10/17/2057 ~		241	261

			984

Total Netherlands (Cost $1,290)			1,186

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	200	98

Total New Zealand (Cost $139)			98

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	100	61

Total Norway (Cost $73)			61

POLAND 0.8%
SOVEREIGN ISSUES 0.8%
Poland Government International Bond
3.875% due 02/14/2033	EUR	200	223
4.625% due 03/18/2029		$200	200
4.875% due 10/04/2033		100	99
5.125% due 09/18/2034		200	200

Total Poland (Cost $711)			722

ROMANIA 1.0%
SOVEREIGN ISSUES 1.0%
Romania Government International Bond
1.375% due 12/02/2029	EUR	90	81
1.750% due 07/13/2030		200	177
2.000% due 04/14/2033		50	42
2.125% due 03/07/2028		100	99
2.750% due 04/14/2041		150	111
2.875% due 04/13/2042		100	74
5.000% due 09/27/2026		300	332

Total Romania (Cost $1,134)			916

SAUDI ARABIA 1.0%
SOVEREIGN ISSUES 1.0%
Saudi Government International Bond
3.250% due 10/22/2030		$200	182
4.750% due 01/18/2028		200	200
4.750% due 01/16/2030		200	199
4.875% due 07/18/2033		300	298

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Saudi Arabia (Cost $882)			879

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond 1.000% due 09/23/2028	EUR	100	92

Total Serbia (Cost $116)			92

SINGAPORE 0.1%
SOVEREIGN ISSUES 0.1%
Singapore Government International Bond
2.250% due 08/01/2036	SGD	130	88
3.375% due 09/01/2033		40	30

Total Singapore (Cost $121)			118

SOUTH KOREA 3.5%
SOVEREIGN ISSUES 3.5%
Korea Government International Bond
2.000% due 06/10/2031	KRW	228,560	155
2.125% due 06/10/2027		125,000	89
2.375% due 12/10/2027		150,000	108
2.375% due 12/10/2028		1,545,240	1,098
2.625% due 06/10/2028		514,810	372
3.250% due 03/10/2028		263,400	195
3.250% due 06/10/2033		158,720	116
3.250% due 09/10/2042		86,160	63
4.250% due 12/10/2032		1,084,050	856
5.500% due 03/10/2028		150,000	120

Total South Korea (Cost $3,588)			3,172

SPAIN 0.6%
SOVEREIGN ISSUES 0.6%
Spain Government International Bond
1.450% due 10/31/2071	EUR	75	41
3.450% due 07/30/2066		500	503

Total Spain (Cost $957)			544

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
UBS Group AG
4.194% due 04/01/2031 •		$250	232
4.282% due 01/09/2028		250	241
4.932% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	120	130
5.699% due 02/08/2035 •		$200	201
9.016% due 11/15/2033 •		250	304

Total Switzerland (Cost $1,146)			1,108

UNITED KINGDOM 7.0%
CORPORATE BONDS & NOTES 3.7%
Barclays PLC 4.972% due 05/16/2029 •		$400	392
HSBC Holdings PLC
2.251% due 11/22/2027 •		400	369
2.804% due 05/24/2032 •		400	336
5.719% due 03/04/2035 •		300	304
Nationwide Building Society 2.972% due 02/16/2028 •		300	280
NatWest Group PLC
5.516% due 09/30/2028 •		300	300
5.778% due 03/01/2035 •		300	304
NatWest Markets PLC 0.125% due 11/12/2025	EUR	100	102
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		$200	207
Standard Chartered PLC
1.822% due 11/23/2025 •		200	195
2.608% due 01/12/2028 •		200	184

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

2.678% due 06/29/2032 •		400	329

			3,302

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Alba PLC 5.532% due 11/25/2042 •	GBP	151	188
Eurosail PLC 6.292% (BP0003M + 0.950%) due 06/13/2045 ~		229	288
Residential Mortgage Securities PLC 6.473% due 06/20/2070 •		102	129
Ripon Mortgages PLC 5.922% due 08/28/2056 •		655	827
RMAC Securities PLC 5.512% due 06/12/2044 •		152	187
Towd Point Mortgage Funding
6.367% due 10/20/2051 •		78	99
6.572% due 07/20/2045 •		199	252
6.691% due 02/20/2045 •		58	73
Trinity Square PLC 6.072% due 07/15/2059 •		107	135

			2,178

SOVEREIGN ISSUES 0.9%
United Kingdom Gilt
0.625% due 10/22/2050		400	211
1.250% due 07/31/2051		500	319
1.500% due 07/31/2053		100	67
1.750% due 01/22/2049		100	76
4.375% due 07/31/2054		100	125

			798

Total United Kingdom (Cost $7,313)			6,278

UNITED STATES 84.2%
ASSET-BACKED SECURITIES 4.3%
Argent Securities Trust
5.744% due 07/25/2036 •		$319	83
5.764% due 05/25/2036 •		555	136
Avis Budget Rental Car Funding AESOP LLC 1.660% due 02/20/2028		300	274
Countrywide Asset-Backed Certificates Trust
4.498% due 07/25/2036 «~		3	3
5.584% due 07/25/2037 •		59	56
7.319% due 07/25/2035 •		700	675
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.322% due 03/25/2037 þ		213	77
First Franklin Mortgage Loan Trust 6.719% due 07/25/2034 •		29	29
GSAA Home Equity Trust 6.344% due 08/25/2037 •		7	7
Home Equity Mortgage Loan Asset-Backed Trust 5.684% due 04/25/2037 •		201	135
LCCM Trust 6.640% due 12/13/2038 •		385	377
MASTR Asset-Backed Securities Trust 5.654% due 05/25/2037 •		115	110
Morgan Stanley ABS Capital, Inc. Trust 5.674% due 10/25/2036 •		452	241
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 «~		10	8
New Century Home Equity Loan Trust 3.687% due 06/20/2031 ~		239	216
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.074% due 02/25/2036 •		279	253
Option One Mortgage Loan Trust 5.584% due 03/25/2037 •		40	36
PRET LLC 1.843% due 09/25/2051 þ		205	196
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		363	119
SMB Private Education Loan Trust
1.290% due 07/15/2053		72	65
6.540% due 07/15/2053 •		36	36
6.769% due 02/16/2055 •		203	203
Structured Asset Investment Loan Trust 7.169% due 10/25/2034 •		232	238
Terwin Mortgage Trust 6.384% due 11/25/2033 •		3	3

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		300	299

			3,875

CORPORATE BONDS & NOTES 4.1%
Athene Global Funding 6.574% (SOFRINDX + 1.210%) due 03/25/2027 ~		200	200
Bank of America Corp. 5.288% due 04/25/2034 •		100	100
Bayer U.S. Finance LLC 4.250% due 12/15/2025		300	293
Bristol-Myers Squibb Co. 5.100% due 02/22/2031		100	101
Charter Communications Operating LLC 6.384% due 10/23/2035		200	198
Citigroup, Inc. 3.290% due 03/17/2026 •		300	293
Credit Suisse AG AT1 Claim		300	35
GA Global Funding Trust 2.250% due 01/06/2027		150	137
JPMorgan Chase & Co.
2.580% due 04/22/2032 •		100	85
2.595% due 02/24/2026 •		100	97
4.080% due 04/26/2026 •		300	295
Kilroy Realty LP 4.750% due 12/15/2028		100	96
Morgan Stanley 2.630% due 02/18/2026 •		200	195
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		300	272
Oracle Corp. 1.650% due 03/25/2026		100	93
Organon & Co. 2.875% due 04/30/2028	EUR	100	101
Pacific Gas & Electric Co.
2.950% due 03/01/2026		$100	96
4.200% due 03/01/2029		100	95
PacifiCorp 5.300% due 02/15/2031		100	100
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	295
Philip Morris International, Inc.
4.875% due 02/13/2029		100	99
5.125% due 02/13/2031		100	99
Principal Life Global Funding 1.375% due 01/10/2025		100	97
Wells Fargo & Co. 4.808% due 07/25/2028 •		200	197

			3,669

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Level 3 Financing Inc.
7.676% (TSFR1M + 2.350%) due 04/15/2029 «~		31	23
7.676% (TSFR1M + 2.350%) due 04/15/2030 «~		32	24

			47

MUNICIPAL BONDS & NOTES 0.4%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2024 (e)		100	98
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034		200	169
Texas Natural Gas Securitization Finance Corp. Series 2023 5.169% due 04/01/2041		100	101

			368

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ		495	494
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053		200	177
Banc of America Funding Trust
5.863% due 04/20/2047 •		53	41
6.000% due 07/25/2037		52	42
BCAP LLC Trust 5.864% due 05/25/2047 •		74	70
BWAY Mortgage Trust 6.690% due 09/15/2036 •		400	380
Chase Mortgage Finance Trust
4.574% due 07/25/2037 ~		5	4
4.897% due 03/25/2037 ~		28	26

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	492	396
4.722% due 04/25/2037 ~	27	23
5.493% due 08/25/2035 ~	333	298
Countrywide Home Loan Mortgage Pass-Through Trust 6.250% due 09/25/2036	34	13
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	78	63
7.040% due 10/15/2037 •	200	197
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.594% due 02/25/2047 •	147	83
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 þ	44	38
Extended Stay America Trust 6.519% due 07/15/2038 •	366	366
GCAT Trust
3.000% due 04/25/2052 ~	358	300
4.250% due 05/25/2067 ~	486	451
GreenPoint Mortgage Funding Trust 5.904% due 06/25/2045 •	39	28
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	82	66
3.000% due 09/25/2052 ~	544	457
JP Morgan Alternative Loan Trust 4.593% due 12/25/2036 «~	6	5
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	248	200
3.000% due 01/25/2052 ~	568	477
3.000% due 03/25/2052 ~	519	436
3.000% due 04/25/2052 ~	551	465
3.000% due 05/25/2052 ~	824	692
Merrill Lynch Mortgage Investors Trust 4.778% due 03/25/2036 ~	109	62
Morgan Stanley Mortgage Loan Trust
4.366% due 05/25/2036 ~	64	35
4.466% due 09/25/2035 ~	44	14
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	120	114
2.750% due 11/25/2059 ~	85	80
NYO Commercial Mortgage Trust 6.535% due 11/15/2038 •	300	291
OBX Trust 3.000% due 01/25/2052 ~	258	216
PHH Alternative Mortgage Trust 6.000% due 05/25/2037 «	19	16
PMT Loan Trust 2.500% due 07/25/2051 ~	248	200
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036	49	37
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 «	19	13
Starwood Mortgage Trust 6.490% due 04/15/2034 •	314	312
Structured Asset Securities Corp. 5.724% due 01/25/2036 •	33	27
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	99	93
2.900% due 10/25/2059 ~	373	349
WaMu Mortgage Pass-Through Certificates Trust 4.174% due 09/25/2036 ~	15	13

		8,160

U.S. GOVERNMENT AGENCIES 51.3%
Fannie Mae
3.500% due 01/01/2059	85	75
5.835% due 06/25/2036 •	3	3
Freddie Mac
0.000% due 01/15/2038 ~(a)	53	3
3.000% due 02/01/2046	180	159
3.500% due 11/01/2047 - 04/01/2048	158	144
5.740% due 01/15/2038 •	53	53
5.985% due 09/01/2037 •	106	109
Ginnie Mae
6.224% due 09/20/2066 •	250	251
6.380% due 09/20/2066 ~	219	223
Ginnie Mae, TBA 3.000% due 04/01/2054	1,900	1,676
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	435	361
3.000% due 10/01/2049	135	118
3.500% due 10/01/2034 - 07/01/2050	194	177
4.000% due 06/01/2050	56	53
6.500% due 10/01/2053 - 04/01/2054	17,100	17,477
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2054	1,900	1,573

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

3.500% due 05/01/2054		600	537
4.000% due 05/01/2054		1,500	1,390
4.500% due 04/01/2054		7,800	7,429
5.000% due 04/01/2054 - 05/01/2054		11,900	11,613
5.500% due 04/01/2054 - 05/01/2054		1,100	1,095
6.000% due 04/01/2054 - 05/01/2054		1,600	1,614
6.500% due 04/01/2054		100	102

			46,235

U.S. TREASURY OBLIGATIONS 14.9%
U.S. Treasury Bonds
1.625% due 11/15/2050		650	367
1.875% due 02/15/2041		1,700	1,186
4.000% due 11/15/2052		200	188
4.250% due 02/15/2054		600	590
4.750% due 11/15/2043 (j)		700	727
4.750% due 11/15/2053 (j)		800	854
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025		776	757
0.125% due 07/15/2031		460	407
0.125% due 01/15/2032		445	389
0.250% due 01/15/2025		1,042	1,024
0.500% due 01/15/2028		1,875	1,775
1.125% due 01/15/2033		569	534
U.S. Treasury Notes
0.375% due 09/30/2027		200	174
2.875% due 04/30/2025 (j)		1,600	1,565
3.500% due 02/15/2033		100	95
4.000% due 02/15/2034 (j)		1,100	1,082
4.500% due 11/15/2033 (j)		1,700	1,738

			13,452

Total United States (Cost $78,477)			75,806

SHORT-TERM INSTRUMENTS 2.4%
COMMERCIAL PAPER 0.3%
Keurig Dr Pepper, Inc. 5.550% due 04/22/2024		$250	249

REPURCHASE AGREEMENTS (i) 0.6%			554

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	1,816	3

JAPAN TREASURY BILLS 1.5%
(0.068)% due 06/17/2024 (d)(e)	JPY	210,000	1,387

Total Short-Term Instruments (Cost $2,233)			2,193

Total Investments in Securities (Cost $126,639)			118,190

		SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III		79,906	777

Total Short-Term Instruments (Cost $777)			777

Total Investments in Affiliates (Cost $777)			777

Total Investments 131.9% (Cost $127,416)			$118,967
Financial Derivative Instruments (k)(l) 1.3%(Cost or Premiums, net $1,046)			1,141
Other Assets and Liabilities, net (33.2)%			(29,914)

Net Assets 100.0%			$90,194

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$128	$155	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$554	U.S. Treasury Notes 5.000% due 09/30/2025	$(565)	$554	$554

Total Repurchase Agreements	$(565)	$554	$554

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.450%	03/28/2024	04/04/2024	$(738)	$(738)
DEU	5.350	04/01/2024	04/02/2024	(1,089)	(1,089)
JPS	5.360	03/25/2024	04/01/2024	(1,083)	(1,085)
RCY	5.400	03/13/2024	04/10/2024	(872)	(874)
SGY	5.430	04/01/2024	04/08/2024	(208)	(208)

Total Reverse Repurchase Agreements	$(3,994)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

MSC	5.420%	03/18/2024	04/01/2024	$(1,582)	$(1,585)

Total Sale-Buyback Transactions	$(1,585)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (10.9)%
U.S. Government Agencies (10.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2039	$1,900	$(1,678)	$(1,684)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2054	6,800	(5,413)	(5,390)
Uniform Mortgage-Backed Security, TBA	3.000	04/01/2054	2,200	(173)	(172)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

Uniform Mortgage-Backed Security, TBA					3.000	05/01/2054	1,500	(1,299)	(1,292)
Uniform Mortgage-Backed Security, TBA					6.000	04/01/2054	1,100	(1,110)	(1,110)
Uniform Mortgage-Backed Security, TBA					6.500	04/01/2054	2,400	(204)	(204)

Total Short Sales (10.9)%								$(9,877)	$(9,852)

(j)						Securities with an aggregate market value of $4,227 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)						Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(751) at a weighted average interest rate of 5.397%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description				Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May Futures				$108.500	04/26/2024	6	$6	$(2)	$(1)
Call - CBOT U.S. Treasury 10-Year Note May Futures				111.500	04/26/2024	6	6	(2)	(2)

Total Written Options								$(4)	$(3)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description			Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month EURIBOR March Futures			03/2025	14	$3,671	$(15)		$2	$(1)
3-Month SOFR Active Contract June Futures			09/2025	22	5,276	(14)		0	(3)
3-Month SOFR Active Contract March Futures			06/2024	64	15,148	(29)		0	(1)
3-Month SOFR Active Contract September Futures			12/2024	12	2,854	(5)		0	(1)
3-Month SOFR Active Contract September Futures			12/2025	50	12,015	(17)		0	(7)
Australia Government 3-Year Bond June Futures			06/2024	4	279	0		0	0
Canada Government 10-Year Bond June Futures			06/2024	6	533	4		0	0
Euro-BTP Italy Government Bond June Futures			06/2024	16	2,054	31		7	(8)
Euro-Bund June Futures			06/2024	3	432	6		2	0
U.S. Treasury Ultra Long-Term Bond June Futures			06/2024	8	1,032	10		4	0

						$(29)		$15	$(21)

SHORT FUTURES CONTRACTS
								Variation Margin
Description			Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month EURIBOR September Futures			09/2024	28	$(7,301)	$34		$1	$(2)
3-Month SOFR Active Contract December Futures			03/2025	79	(18,847)	60		11	0
3-Month SOFR Active Contract June Futures			09/2024	4	(949)	6		0	0
3-Month SOFR Active Contract March Futures			06/2025	64	(15,312)	28		10	0
Australia Government 10-Year Bond June Futures			06/2024	25	(1,899)	1		0	(10)
Euro-Bobl June Futures			06/2024	18	(2,296)	(9)		0	(6)
Euro-OAT France Government 10-Year Bond June Futures			06/2024	31	(4,287)	(40)		5	(15)
Euro-Schatz June Futures			06/2024	3	(342)	0		0	0
Japan Government 10-Year Bond June Futures			06/2024	2	(1,925)	0		3	(2)
Short Italian Bond (BTP) June Futures			06/2024	4	(457)	(1)		0	0
U.S. Treasury 5-Year Note June Futures			06/2024	13	(1,391)	(4)		1	0
U.S. Treasury 10-Year Note June Futures			06/2024	26	(2,881)	(20)		2	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures			06/2024	11	(1,261)	(12)		0	0
U.S. Treasury Long-Term Bond June Futures			06/2024	33	(3,974)	(69)		0	(8)
United Kingdom Long Gilt June Futures			06/2024	41	(5,172)	(128)		0	(24)

						$(154)		$33	$(67)

Total Futures Contracts						$(183)		$48	$(88)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$650	$8	$(15)	$(7)	$0	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	1,600	14	(28)	(14)	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

CDX.IG-42 10-Year Index	(1.000)		Quarterly	06/20/2034		5,700	(35)	(5)	(40)	0	0
iTraxx Europe Main 41 10-Year Index	(1.000)		Quarterly	06/20/2034	EUR	1,600	(8)	(2)	(10)	0	(2)

							$(21)	$(50)	$(71)	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-41 5-Year Index	1.000%		Quarterly	12/20/2028		$8,600	$183	$16	$199	$1	$0
CDX.IG-42 5-Year Index	1.000		Quarterly	06/20/2029		15,100	338	8	346	1	0
iTraxx Europe Main 41 5-Year Index	1.000		Quarterly	06/20/2029	EUR	2,300	54	2	56	1	0

							$575	$26	$601	$3	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	500	$(1)	$(2)	$(3)	$0	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		2,600	(6)	(30)	(36)	3	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		4,800	88	15	103	14	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		6,700	74	51	125	39	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		600	10	20	30	0	(4)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		100	2	1	3	1	0
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	163,680	(7)	3	(4)	1	0
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/18/2034		15,040	(2)	0	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	110,000	(10)	3	(7)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		210,000	10	(19)	(9)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		180,000	(17)	(40)	(57)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		161,880	(40)	(12)	(52)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		20,000	0	(1)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	127	86	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		20,000	21	10	31	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	03/15/2052		10,000	1	11	12	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		50,000	2	47	49	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.200	Annual	09/20/2053		7,000	(2)	5	3	0	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	6,470	12	32	44	2	0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	86,250	(7)	1	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.400	Annual	06/21/2024		$1,600	(3)	(46)	(49)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		1,050	(14)	37	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		1,300	(17)	46	29	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		100	(1)	(1)	(2)	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.310	Annual	01/16/2025	4,100	(13)	(105)	(118)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025	2,400	(6)	52	46	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025	7,800	20	112	132	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025	700	0	12	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	1,500	7	34	41	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025	1,200	(1)	5	4	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	1,000	5	2	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	12,172	7	119	126	13	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	8,000	40	14	54	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	6,000	2	254	256	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	1,100	5	102	107	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	1,910	73	178	251	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	400	(1)	(1)	(2)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	700	(3)	(2)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029	450	0	(21)	(21)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	130	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	900	1	(13)	(12)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030	1,400	0	(11)	(11)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	400	(1)	(14)	(15)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032	400	0	26	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032	370	0	24	24	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.104	Annual	11/15/2032	490	0	31	31	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032	500	0	32	32	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032	20	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	5,320	(165)	(11)	(176)	0	(5)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.180	Annual	01/16/2034		500	14	57	71	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		1,480	87	(38)	49	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		6,500	34	(10)	24	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		700	2	1	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		830	219	79	298	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,050	140	(63)	77	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		300	(35)	15	(20)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		100	3	(1)	2	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	(7)	(8)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	(8)	(8)	0	0
Pay(5)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	43,720	36	(4)	32	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	1,000	(2)	14	12	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/06/2024		500	(1)	7	6	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/13/2024		1,500	(3)	21	18	0	(1)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/26/2024		300	(1)	5	4	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024		400	(1)	6	5	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		300	(1)	5	4	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/16/2024		400	(1)	6	5	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/17/2024		200	0	2	2	0	0
Receive(5)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	2,552,860	(9)	4	(5)	1	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	7,700	(19)	45	26	0	(1)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		3,100	(1)	(10)	(11)	0	0
Pay	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		3,000	(1)	(1)	(2)	0	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		700	(4)	(1)	(5)	0	0
Pay(5)	3-Month NZD-BBR	4.250	Semi-Annual	03/18/2030		1,000	(2)	7	5	0	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	1,100	8	(16)	(8)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(20)	(21)	0	0
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		300	0	0	0	1	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		5,600	(7)	40	33	14	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		1,800	21	(13)	8	6	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		3,400	(58)	27	(31)	12	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		5,400	(38)	78	40	13	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(12)	(6)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	3.536	Annual	09/18/2025		5,200	0	(64)	(64)	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026		9,400	64	(22)	42	2	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		4,280	28	12	40	4	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		200	(1)	(15)	(16)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		300	(2)	(23)	(25)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(1)	(15)	(16)	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		400	(1)	(26)	(27)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		200	(1)	(12)	(13)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		10,300	151	(24)	127	33	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		1,910	(20)	(31)	(51)	0	(6)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(5)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		90	0	(2)	(2)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		13,000	235	60	295	71	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		100	5	24	29	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		650	(11)	(10)	(21)	4	0
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		50	0	22	22	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	52	52	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		3,800	(198)	4	(194)	0	(46)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	3,600	(1)	(14)	(15)	0	0
Receive	28-Day MXN-TIIE	9.073	Lunar	06/03/2027		1,000	0	0	0	0	0
Receive	28-Day MXN-TIIE	9.260	Lunar	06/03/2027		900	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.760	Lunar	03/01/2029		1,000	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.725	Lunar	03/07/2029		1,000	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.673	Lunar	05/31/2029		380	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.680	Lunar	05/31/2029		500	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.681	Lunar	05/31/2029		500	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.810	Lunar	05/29/2031		300	0	0	0	0	0
Pay	CAONREPO Index	1.220	Semi-Annual	03/03/2025	CAD	1,700	(45)	2	(43)	0	(1)
Pay(5)	CAONREPO Index	3.500	Annual	05/10/2025		10,900	(21)	(61)	(82)	0	(4)
Pay	CAONREPO Index	1.500	Semi-Annual	06/17/2025		500	(15)	(2)	(17)	0	0
Pay(5)	CAONREPO Index	4.600	Annual	08/30/2025		1,500	1	3	4	0	(1)
Pay(5)	CAONREPO Index	3.500	Annual	12/18/2025		1,300	(3)	(1)	(4)	0	0
Receive	CAONREPO Index	3.250	Semi-Annual	03/15/2028		700	8	0	8	1	0
Pay	CAONREPO Index	1.713	Semi-Annual	10/02/2029		300	(20)	(3)	(23)	0	0
Pay	CAONREPO Index	1.500	Semi-Annual	06/17/2030		2,700	(226)	(12)	(238)	0	(4)
Receive	CAONREPO Index	3.500	Semi-Annual	06/01/2032		1,200	(17)	15	(2)	2	0
Receive	CAONREPO Index	3.250	Semi-Annual	03/15/2033		700	11	(2)	9	1	0
Receive	CAONREPO Index	3.300	Semi-Annual	06/01/2033		100	1	0	1	0	0
Receive	CAONREPO Index	3.400	Semi-Annual	06/01/2033		400	0	2	2	1	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		230	(4)	0	(4)	0	0
Receive	CAONREPO Index	3.500	Semi-Annual	06/18/2034		400	0	0	0	1	0

							$305	$1,116	$1,421	$287	$(102)

Total Swap Agreements							$859	$1,092	$1,951	$290	$(104)

Cash of $3,161 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2024		NZD	163		$99		$2		$0
		04/2024			$83		AUD	127	0		0
		05/2024		AUD	127		$83		0		0
BOA		04/2024		DKK	3,418		497		2		0
		04/2024		JPY	13,100		88		1		0
		04/2024		SGD	124		93		1		0
		04/2024			$116		AUD	178	0		(1)
		04/2024			550		DKK	3,800	0		0
		05/2024		AUD	178		$116		1		0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

	05/2024		$367	DKK	2,520	0	(3)
	04/2025	DKK	3,800		$560	0	(1)
BPS	04/2024	AUD	456		297	0	(1)
	04/2024	CAD	385		285	1	0
	04/2024	CHF	176		196	1	0
	04/2024	CNH	1,444		201	2	0
	04/2024	GBP	2,907		3,689	20	0
	04/2024	JPY	213,960		1,415	2	0
	04/2024	MYR	3,087		660	13	0
	04/2024		$1,150	CNH	8,342	0	(1)
	04/2024		86	DKK	585	0	(1)
	04/2024		596	EUR	550	0	(3)
	04/2024		3,487	GBP	2,755	0	(10)
	04/2024		3	IDR	47,157	0	0
	04/2024		6,678	JPY	978,234	0	(216)
	05/2024	CNH	8,330		$1,150	1	0
	05/2024	GBP	2,755		3,488	10	0
	05/2024	TWD	340		11	0	0
	05/2024		$467	DKK	3,208	0	(2)
	05/2024		1,415	JPY	212,985	0	(2)
	05/2024		49	TWD	1,537	0	(1)
	06/2024	KRW	809,679		$620	17	0
	06/2024	TWD	13,768		444	12	0
	06/2024		$42	INR	3,458	0	0
	06/2024		64	TWD	1,979	0	(2)
	07/2024		367	PLN	1,486	4	0
BRC	04/2024	CNH	1,070		$149	2	0
	04/2024	HKD	90		12	0	0
	04/2024	JPY	90,002		736	142	0
	04/2024		$175	NOK	1,854	0	(4)
	05/2024	JPY	40,000		$324	58	0
	06/2024	ILS	38		11	0	0
	06/2024	JPY	131,505		902	24	0
	06/2024	KRW	942,661		723	22	0
	06/2024	MXN	69		4	0	0
	06/2024		$12	INR	998	0	0
BSH	07/2024	BRL	1,100		$218	1	0
CBK	04/2024		1,568		313	0	0
	04/2024	CHF	646		737	21	0
	04/2024		$316	BRL	1,568	0	(4)
	04/2024		291	CNH	2,097	0	(2)
	04/2024		152	DKK	1,035	0	(2)
	04/2024		160	EUR	147	0	(1)
	04/2024		192	GBP	152	0	0
	04/2024		165	SEK	1,690	0	(7)
	05/2024	CAD	403		$297	0	(1)
	05/2024		$403	BRL	2,025	0	0
	06/2024	MXN	1,481		$87	0	(1)
	06/2024		$92	KRW	119,844	0	(3)
	10/2024		70	JPY	10,000	0	(2)
	01/2026	JPY	10,000		$74	2	0
DUB	04/2024	EUR	8,749		9,509	71	0
	06/2024	KRW	902,242		693	22	0
	06/2024	MXN	666		39	0	0
FAR	04/2024	JPY	634,446		4,196	5	0
	05/2024		$4,196	JPY	631,568	0	(5)
	06/2024	MXN	742		$44	0	0
GLM	04/2024		1,261		74	0	(1)
	05/2024		990		59	0	0
	06/2024		$0	MYR	0	0	0
	07/2024	BRL	500		$101	2	0
	10/2024		$283	JPY	40,000	0	(11)
	01/2026	JPY	40,000		$297	10	0
IND	04/2024	CNH	7,510		1,044	10	0
JPM	04/2024	BRL	806		161	1	0
	04/2024	CAD	1,874		1,390	6	0
	04/2024		$165	BRL	806	0	(5)
	04/2024		971	CNH	6,972	0	(11)
	05/2024		48	TWD	1,512	0	(1)
	06/2024	ILS	287		$79	0	0
	06/2024	INR	13,457		162	1	0
	06/2024	KRW	914,461		704	24	0
	06/2024	TWD	7,290		237	8	0
	06/2024		$285	IDR	4,502,718	0	(2)
	06/2024		20	INR	1,619	0	0
	06/2024		443	MXN	7,524	4	0
	07/2024	BRL	300		$60	1	0
	10/2024	JPY	40,000		321	49	0
	04/2025	DKK	1,600		236	0	(1)
MBC	04/2024	CNH	2,577		359	4	0
	04/2024	JPY	197,492		1,318	13	0
	04/2024	NOK	1,730		165	6	0
	04/2024	THB	12,191		342	8	0
	04/2024		$1,666	CAD	2,260	2	0
	04/2024		1,188	DKK	8,200	0	(2)
	04/2024		123	EUR	113	0	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

05/2024	CAD	2,259	$1,666	0	(2)
05/2024	DKK	11,515	1,670	2	0
05/2024	$74	TWD	2,312	0	(2)
06/2024	ILS	76	$21	0	0
06/2024	JPY	150,000	1,013	12	0
06/2024	$18	INR	1,519	0	0
10/2024	JPY	100,000	$802	123	0
01/2025	DKK	1,100	161	0	0
04/2025	8,200	1,210	1	0
MYI	04/2024	CNH	2,161	302	4	0
04/2024	CNY	310	44	0	0
04/2024	JPY	748,828	5,184	234	0
04/2024	SEK	5,634	548	22	0
04/2024	SGD	123	92	1	0
04/2024	$8,639	EUR	7,983	0	(27)
04/2024	3,426	JPY	501,766	0	(112)
04/2024	374	SEK	3,944	0	(5)
05/2024	EUR	7,983	$8,650	27	0
05/2024	SEK	3,939	374	6	0
05/2024	$44	CNY	311	0	0
05/2024	1,050	JPY	158,105	0	(1)
06/2024	JPY	740,000	$4,997	61	0
06/2024	KRW	518,844	399	13	0
06/2024	$173	IDR	2,679,074	0	(4)
06/2024	48	INR	3,962	0	0
06/2024	54	KRW	71,589	0	(1)
06/2024	0	MYR	0	0	0
10/2024	JPY	50,000	$409	70	0
RBC	04/2024	DKK	408	59	0	0
04/2024	$46	DKK	315	0	(1)
04/2024	0	MXN	1	0	0
SCX	04/2024	CNH	3,451	$481	6	0
04/2024	DKK	4,371	638	5	0
04/2024	$451	CNH	3,247	0	(4)
04/2024	45	CNY	316	0	0
04/2024	98	NZD	163	0	(1)
05/2024	NZD	163	$98	1	0
05/2024	$10	NOK	104	0	0
06/2024	KRW	430,385	$332	11	0
06/2024	$323	INR	26,949	0	(1)
SSB	06/2024	JPY	78,495	$538	14	0
06/2024	TWD	3,106	101	4	0
TOR	04/2024	HKD	290	37	0	0
04/2024	JPY	261,927	1,753	22	0
04/2024	$912	CHF	823	0	0
05/2024	AUD	152	$99	0	0
05/2024	CHF	820	912	0	0

Total Forward Foreign Currency Contracts	$1,248	$(472)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	$1,900	$4	$3
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	1,400	4	3
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	7,500	18	13

$26	$19

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	$	200	$15	$85

Total Purchased Options	$41	$104

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250%	07/15/2024	$1,900	$(2)	$(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	200	(15)	(73)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	04/08/2024	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/08/2024	300	(1)	0
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	1,400	(2)	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	450	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	450	(1)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(11)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	100	(1)	(2)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.430	04/12/2024	300	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.770	04/12/2024	300	0	0
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.560	04/22/2024	400	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/22/2024	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	04/12/2024	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	04/12/2024	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.480	04/25/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.770	04/25/2024	300	(1)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.624	04/01/2024	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.627	04/01/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.024	04/01/2024	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.027	04/01/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	150	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	150	0	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	200	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	200	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	200	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	200	(2)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	7,500	(9)	(1)

Total Written Options	$(66)	$(105)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.383%	$180	$(5)	$0	$0	$(5)
MYC	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.383	180	(5)	0	0	(5)

$(10)	$0	$0	$(10)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.148%	$200	$(5)	$7	$2	$0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

CROSS-CURRENCY SWAPS
											Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)		Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	700		$527	$3	$(1)	$2	$0
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		$654	JPY	96,700	(3)	1	0	(2)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		761		111,800	(2)	0	0	(2)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		3,022		442,600	28	2	30	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		762		111,700	(1)	0	0	(1)
BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		551		77,100	28	1	29	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		648		95,600	(1)	0	0	(1)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		1,465		204,000	79	1	80	0
	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	800		$552	0	2	2	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	700		483	(2)	1	0	(1)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$1,237	JPY	172,300	74	1	75	0

								$203	$8	$218	$(7)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/20/2029	MYR	9,600	$13	$2	$15	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		2,460	15	(10)	5	0

								$28	$(8)	$20	$0

Total Swap Agreements								$216	$7	$240	$(17)

(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 03/31/2024

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$30	$0	$30
Australia
Sovereign Issues	0	134	0	134
Brazil
Corporate Bonds & Notes	0	6	0	6
Sovereign Issues	0	370	0	370
Canada
Corporate Bonds & Notes	0	368	0	368
Sovereign Issues	0	1,705	0	1,705
Cayman Islands
Asset-Backed Securities	0	4,375	0	4,375
Corporate Bonds & Notes	0	196	0	196
Sovereign Issues	0	204	0	204
China
Sovereign Issues	0	16	0	16
Denmark
Corporate Bonds & Notes	0	2,917	0	2,917
France
Corporate Bonds & Notes	0	705	0	705
Sovereign Issues	0	1,486	0	1,486
Germany
Corporate Bonds & Notes	0	899	0	899
Hungary
Sovereign Issues	0	208	0	208
Ireland
Asset-Backed Securities	0	1,545	0	1,545
Corporate Bonds & Notes	0	195	0	195
Israel
Sovereign Issues	0	640	0	640
Italy
Corporate Bonds & Notes	0	422	0	422
Sovereign Issues	0	1,026	0	1,026
Japan
Corporate Bonds & Notes	0	306	0	306
Sovereign Issues	0	5,174	0	5,174
Luxembourg
Common Stocks	0	0	219	219
Corporate Bonds & Notes	0	419	0	419
Malaysia
Corporate Bonds & Notes	0	417	0	417
Sovereign Issues	0	597	0	597
Mexico
Sovereign Issues	0	438	0	438
Netherlands
Corporate Bonds & Notes	0	202	0	202
Non-Agency Mortgage-Backed Securities	0	984	0	984
New Zealand
Sovereign Issues	0	98	0	98
Norway
Sovereign Issues	0	61	0	61
Poland
Sovereign Issues	0	722	0	722
Romania
Sovereign Issues	0	916	0	916
Saudi Arabia
Sovereign Issues	0	879	0	879
Serbia
Sovereign Issues	0	92	0	92
Singapore
Sovereign Issues	0	118	0	118
South Korea
Sovereign Issues	0	3,172	0	3,172
Spain
Sovereign Issues	0	544	0	544
Switzerland
Corporate Bonds & Notes	0	1,108	0	1,108
United Kingdom
Corporate Bonds & Notes	0	3,302	0	3,302
Non-Agency Mortgage-Backed Securities	0	2,178	0	2,178
Sovereign Issues	0	798	0	798
United States
Asset-Backed Securities	0	3,864	11	3,875
Corporate Bonds & Notes	0	3,669	0	3,669
Loan Participations and Assignments	0	0	47	47
Municipal Bonds & Notes	0	368	0	368
Non-Agency Mortgage-Backed Securities	0	8,126	34	8,160
U.S. Government Agencies	0	46,235	0	46,235
U.S. Treasury Obligations	0	13,452	0	13,452
Short-Term Instruments
Commercial Paper	0	249	0	249
Repurchase Agreements	0	554	0	554
Short-Term Notes	0	3	0	3
Japan Treasury Bills	0	1,387	0	1,387

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2024 (Unaudited)

	$0	$117,879	$311	$118,190
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$777	$0	$0	$777

Total Investments	$777	$117,879	$311	$118,967

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(9,852)	$0	$(9,852)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20	318	0	338
Over the counter	0	1,592	0	1,592

	$20	$1,910	$0	$1,930
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(68)	(127)	0	(195)
Over the counter	0	(594)	0	(594)

	$(68)	$(721)	$0	$(789)

Total Financial Derivative Instruments	$(48)	$1,189	$0	$1,141

Totals	$729	$109,216	$311	$110,256

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,447	$11,631	$(15,301)	$2	$(2)	$777	$33	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SGY	Societe Generale, NY
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.	TOR	The Toronto-Dominion Bank

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MYR	Malaysian Ringgit
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht
CZK	Czech Koruna	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	TSFR1M	Term SOFR 1-Month

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.3% ¤
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		$646

Total Short-Term Instruments (Cost $646)		646

Total Investments in Securities (Cost $646)		646

INVESTMENTS IN AFFILIATES 97.5%
MUTUAL FUNDS (a) 90.4%
PIMCO Emerging Markets Bond Fund	684,218	5,775
PIMCO Global Advantage® Strategy Bond Fund	761,928	7,688
PIMCO Income Fund	907,393	9,618
PIMCO International Bond Fund (U.S. Dollar-Hedged)	583,106	5,778
PIMCO Investment Grade Credit Bond Fund	1,079,577	9,619
PIMCO RAE International Fund	1,174,829	9,539
PIMCO RAE PLUS EMG Fund	1,355,946	9,641
PIMCO RAE PLUS Small Fund	577,839	9,650
PIMCO Real Return Fund	956,600	9,595
PIMCO Short-Term Fund	2,999,445	28,885
PIMCO StocksPLUS® Fund	763,284	9,602
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,078,366	9,587
PIMCO StocksPLUS® International Fund (Unhedged)	1,661,461	19,140
PIMCO Total Return Fund IV	3,070,696	28,834

Total Mutual Funds (Cost $171,774)		172,951

SHORT-TERM INSTRUMENTS 7.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%
PIMCO Short-Term Floating NAV Portfolio III	1,389,739	13,518

Total Short-Term Instruments (Cost $13,499)		13,518

Total Investments in Affiliates (Cost $185,273)		186,469

Total Investments 97.8% (Cost $185,919)		$187,115
Financial Derivative Instruments (c) 0.2%(Cost or Premiums, net $1,047)		430
Other Assets and Liabilities, net 2.0%		3,768

Net Assets 100.0%		$191,313

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$646	U.S. Treasury Notes 5.000% due 09/30/2025			$(659)	$646	$646

Total Repurchase Agreements								$(659)	$646	$646

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description					Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500					3,325.000	12/20/2024	48	5	$165	$77
Put - CBOE S&P 500					3,800.000	12/20/2024	48	5	305	128
Put - CBOE S&P 500					4,275.000	12/20/2024	48	5	577	222

Total Purchased Options								$1,047		$427

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index June Futures				06/2024	248	$65,825		$1,234	$3	$0

Total Futures Contracts								$1,234	$3	$0

Cash of $3,177 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements						$0	$646	$0		$646

						$0	$646	$0		$646
Investments in Affiliates, at Value
Mutual Funds						172,951	0	0		172,951
Short-Term Instruments
Central Funds Used for Cash Management Purposes						13,518	0	0		13,518

						$186,469	$0	$0		$186,469

Total Investments						$186,469	$646	$0		$187,115

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$3	$427	$0		$430

Total Financial Derivative Instruments						$3	$427	$0		$430

Totals						$186,472	$1,073	$0		$187,545

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$5,658	$127	$(45)	$(10)	$45	$5,775	$87	$0
PIMCO Global Advantage® Strategy Bond Fund	7,517	177	0	0	(6)	7,688	41	0
PIMCO Income Fund	9,445	269	(80)	(10)	(6)	9,618	147	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,638	117	0	0	23	5,778	44	0
PIMCO Investment Grade Credit Bond Fund	9,406	302	(7)	0	(82)	9,619	95	0
PIMCO RAE International Fund	9,408	69	(214)	(11)	287	9,539	0	0
PIMCO RAE PLUS EMG Fund	9,410	291	(265)	(41)	246	9,641	206	0
PIMCO RAE PLUS Small Fund	9,300	254	(680)	(421)	1,197	9,650	254	0
PIMCO Real Return Fund	9,376	238	(20)	0	1	9,595	26	0
PIMCO Short-Term Floating NAV Portfolio III	13,533	7,385	(7,400)	1	(1)	13,518	185	0
PIMCO Short-Term Fund	28,311	757	(330)	(4)	151	28,885	360	0
PIMCO StocksPLUS® Fund	9,372	151	(750)	113	716	9,602	152	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	9,385	199	(774)	55	722	9,587	199	0
PIMCO StocksPLUS® International Fund (Unhedged)	18,742	359	(755)	(316)	1,110	19,140	359	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	28,247	940	0	0	(353)	28,834	267	0
Totals	$182,748	$11,635	$(11,320)	$(644)	$4,050	$186,469	$2,422	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund , unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.9% ¤
CORPORATE BONDS & NOTES 2.1%
BANKING & FINANCE 0.5%
Ally Financial, Inc. 8.000% due 11/01/2031	$800	$892
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(b)	1,200	35
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (a)	30	3
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (a)	30	3
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)	60	5
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)	91	7
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)	91	6
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)	43	3
VICI Properties LP 3.875% due 02/15/2029	700	645

		1,599

INDUSTRIALS 0.8%
Berry Global, Inc. 4.875% due 07/15/2026	1,295	1,270
Broadcom, Inc. 3.137% due 11/15/2035	208	168
Energy Transfer LP 3.750% due 05/15/2030	1,100	1,015

		2,453

UTILITIES 0.8%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,700	1,700
Pacific Gas & Electric Co. 2.500% due 02/01/2031	1,100	916

		2,616

Total Corporate Bonds & Notes (Cost $8,196)		6,668

CONVERTIBLE BONDS & NOTES 0.3%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (a)	91	6

INDUSTRIALS 0.3%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (a)	1,300	923

Total Convertible Bonds & Notes (Cost $1,294)		929

U.S. GOVERNMENT AGENCIES 18.8%
Ginnie Mae
6.219% due 09/20/2071 •	2,647	2,653
6.246% due 08/20/2068 •	544	536
Uniform Mortgage-Backed Security, TBA
2.000% due 05/01/2054	8,900	7,054
2.500% due 05/01/2054	8,600	7,119
3.000% due 04/01/2054	5,900	5,077
3.500% due 05/01/2054	5,900	5,284
5.000% due 05/01/2054	14,800	14,445

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

5.500% due 05/01/2054		17,600	17,514

Total U.S. Government Agencies (Cost $59,543)			59,682

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Bonds
1.375% due 11/15/2040 (m)(o)		9,500	6,112
4.000% due 11/15/2042 (k)(m)		990	933
4.000% due 11/15/2052 (m)		740	696
U.S. Treasury Inflation Protected Securities (g)
1.750% due 01/15/2034		2,408	2,378

Total U.S. Treasury Obligations (Cost $13,530)			10,119

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Alliance Bancorp Trust 5.924% due 07/25/2037 •		274	230
Bear Stearns Adjustable Rate Mortgage Trust
4.300% due 07/25/2036 ~		67	59
4.781% due 02/25/2036 ~		14	12
Countrywide Alternative Loan Trust
5.744% due 07/25/2035 •		368	280
5.764% due 09/25/2047 •		95	85
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2036		214	107
Impac CMB Trust
6.064% due 04/25/2035 «•		78	72
6.089% due 04/25/2035 «•		101	91
Residential Accredit Loans, Inc. Trust
5.624% due 06/25/2046 •		223	52
6.000% due 12/25/2036		68	55
Residential Asset Securitization Trust 5.500% due 05/25/2035 •		334	211
Towd Point Mortgage Funding 6.367% due 10/20/2051 •	GBP	627	792
WaMu Mortgage Pass-Through Certificates Trust 6.104% due 01/25/2045 •		$1,462	1,397

Total Non-Agency Mortgage-Backed Securities (Cost $3,837)			3,443

ASSET-BACKED SECURITIES 8.8%
522 Funding CLO Ltd. 6.619% due 10/20/2031 •		581	583
Aames Mortgage Investment Trust 5.924% due 04/25/2036 •		79	72
ACAS CLO Ltd. 6.450% due 10/18/2028 •		252	253
ACE Securities Corp. Home Equity Loan Trust
5.924% due 06/25/2036 •		154	112
6.344% due 08/25/2035 •		119	116
Anchorage Capital CLO Ltd. 6.626% due 07/15/2030 •		517	517
Apidos CLO 6.460% due 07/18/2029 •		484	484
Ares CLO Ltd. 6.446% due 01/15/2029 •		430	430
Argent Mortgage Loan Trust 5.924% due 05/25/2035 •		441	388
Argent Securities Trust 5.744% due 07/25/2036 •		327	279
Benefit Street Partners CLO Ltd. 6.608% due 01/17/2032 •		200	200
Carlyle Global Market Strategies CLO Ltd. 6.518% due 08/14/2030 •		648	650
Carvana Auto Receivables Trust 5.760% due 04/12/2027		967	967
Catamaran CLO Ltd. 6.679% due 04/22/2030 •		407	408
Citigroup Mortgage Loan Trust 5.879% due 11/25/2036 •		56	55
Countrywide Asset-Backed Certificates Trust
5.724% due 05/25/2035 •		219	210
5.944% due 03/25/2037 •		583	556
Crestline Denali CLO Ltd. 6.717% due 10/23/2031 •		462	462
Elevation CLO Ltd. 6.536% due 10/25/2030 •		424	424
First Franklin Mortgage Loan Trust 6.149% due 11/25/2036 •		1,269	1,210
Fremont Home Loan Trust
5.714% due 10/25/2036 •		634	557
5.744% due 10/25/2036 •		1,933	787
Gallatin CLO Ltd. 6.666% due 07/15/2031 •		382	382

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

GoldenTree Loan Management U.S. CLO Ltd. 6.489% due 11/20/2030 •		422	422
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		402	393
IndyMac INDB Mortgage Loan Trust 5.584% due 07/25/2036 •		813	258
LCM LP 6.441% due 07/19/2027 •		6	6
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		517	460
Lehman XS Trust
4.854% due 06/25/2036 þ		451	421
5.764% due 05/25/2036 •		417	358
Long Beach Mortgage Loan Trust 6.044% due 01/25/2036 •		1,117	977
Magnetite Ltd. 6.449% due 11/15/2028 •		260	260
Man GLG Euro CLO DAC 4.812% due 01/15/2030 •	EUR	47	50
Oaktree CLO Ltd. 6.689% due 04/22/2030 •		$300	300
OCP Euro CLO DAC 4.850% due 09/22/2034 •	EUR	600	645
Octagon Investment Partners Ltd. 6.568% due 02/14/2031 •		$400	401
OSD CLO Ltd. 6.448% due 04/17/2031 •		492	493
OZLM Ltd.
6.558% due 10/17/2029 •		306	306
6.739% due 07/20/2032 •		500	501
6.829% due 10/30/2030 •		124	124
Palmer Square CLO Ltd. 6.578% due 10/17/2031 •		179	180
Palmer Square European Loan Funding DAC 4.722% due 04/15/2031 •	EUR	319	341
Palmer Square Loan Funding Ltd.
6.376% due 10/15/2029 •		$1,514	1,512
6.379% due 07/20/2029 •		756	756
Popular ABS Mortgage Pass-Through Trust 5.939% due 07/25/2036 •		119	110
Rad CLO Ltd. 6.700% due 07/24/2032 •		800	801
Santander Drive Auto Receivables Trust 5.710% due 02/16/2027		500	500
Saranac CLO Ltd. 6.717% due 08/13/2031 •		437	439
Segovia European CLO DAC 4.850% due 07/20/2032 •	EUR	500	538
Sound Point CLO Ltd.
6.559% due 10/20/2030 •		$853	852
6.566% due 07/25/2030 •		316	316
6.789% due 07/20/2032 •		600	600
Stratus CLO Ltd. 6.529% due 12/29/2029 •		311	311
Structured Asset Securities Corp. Mortgage Loan Trust
6.014% due 10/25/2036 •		67	65
6.239% due 02/25/2036 •		100	95
TCI-Symphony CLO Ltd. 6.596% due 10/13/2032 •		588	589
TCW CLO Ltd. 6.556% due 04/25/2031 •		451	451
Venture CLO Ltd.
6.569% due 07/20/2030 •		503	504
6.739% due 07/30/2032 •		1,200	1,201
Vibrant CLO Ltd. 6.699% due 07/20/2032 •		300	300
Voya CLO Ltd. 6.576% due 10/15/2030 •		211	212
Wellfleet CLO Ltd. 6.469% due 07/20/2029 •		79	79
Wind River CLO Ltd. 6.656% due 07/15/2031 •		700	700

Total Asset-Backed Securities (Cost $28,480)			27,929

SOVEREIGN ISSUES 7.3%
Argentina Government International Bond
0.750% due 07/09/2030 þ		441	223
3.625% due 07/09/2035 þ		289	120
Argentina Treasury Bond BONCER 0.000% due 06/30/2025 (e)	ARS	3,989	6
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2024 (e)	BRL	17,100	3,329
0.000% due 10/01/2024 (e)		20,400	3,876

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

Canada Government Bond 3.250% due 09/01/2028	CAD	7,100	5,178
Colombian TES
5.750% due 11/03/2027	COP	8,095,000	1,874
7.750% due 09/18/2030		10,707,900	2,531
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	18,051	936
4.000% due 11/30/2028 (g)		666	38
Peru Government International Bond 1.862% due 12/01/2032		$800	611
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	81,700	4,437
United Kingdom Gilt 0.625% due 10/22/2050	GBP	3	1

Total Sovereign Issues (Cost $23,140)			23,160

		SHARES
COMMON STOCKS 2.7%
COMMUNICATION SERVICES 0.2%
Alphabet, Inc. 'A' (c)		2,200	332
Meta Platforms, Inc. 'A'		600	291

			623

CONSUMER DISCRETIONARY 0.1%
Amazon.com, Inc. (c)		1,800	325

INFORMATION TECHNOLOGY 1.0%
Advanced Micro Devices, Inc. (c)		1,800	325
Apple, Inc.		1,700	291
Applied Materials, Inc.		1,700	351
Arista Networks, Inc. (c)		1,100	319
ASML Holding NV		370	359
Broadcom, Inc.		230	305
Microsoft Corp.		800	337
NVIDIA Corp.		380	343
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR		2,300	313

			2,943

REAL ESTATE 0.0%
Sunac Services Holdings Ltd.		243,565	58

UTILITIES 1.4%
AES Corp.		40,400	724
American Electric Power Co., Inc.		3,800	327
Constellation Energy Corp.		3,800	702
NextEra Energy, Inc.		10,700	684
NRG Energy, Inc.		10,200	691
Southern Co.		9,100	653
Vistra Corp.		10,400	724

			4,505

Total Common Stocks (Cost $7,984)			8,454

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(h)		389,000	383

Total Preferred Securities (Cost $389)			383

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
Digital Realty Trust, Inc.		2,300	331
Equinix, Inc.		400	330

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Real Estate Investment Trusts (Cost $641)			661

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 31.3%
COMMERCIAL PAPER 0.9%
American Electric Power Co., Inc.
5.500% due 04/02/2024		$150	150
5.550% due 04/08/2024		150	150
5.560% due 05/15/2024		150	149
Arrow Electronics, Inc. 5.750% due 04/04/2024		150	150
Bacardi Martini BV
5.700% due 04/18/2024		150	149
5.800% due 04/18/2024		150	149
5.900% due 04/17/2024		150	150
CRH America Finance, Inc. 5.480% due 04/05/2024		150	150
Crown Castle, Inc. 5.830% due 04/16/2024		180	179
Entergy Corp.
5.600% due 05/02/2024		150	149
5.600% due 05/06/2024		150	149
Intercontinental Exchange, Inc.
5.520% due 04/10/2024		150	150
5.540% due 04/24/2024		150	149
5.550% due 05/03/2024		150	149
Keurig Dr Pepper, Inc. 5.480% due 04/04/2024		150	150
L3Harris Technologies, Inc. 5.520% due 04/15/2024		150	150
NextEra Energy Capital Holdings, Inc. 5.570% due 04/26/2024		150	149
Penske Truck Leasing Co. LP
5.500% due 04/03/2024		150	150
5.550% due 05/17/2024		150	149

			2,870

REPURCHASE AGREEMENTS (j) 20.8%			66,016

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	8,524	8

JAPAN TREASURY BILLS 9.5%
(0.203)% due 04/22/2024 (d)(e)	JPY	4,572,000	30,203

U.S. TREASURY BILLS 0.1%
5.353% due 04/25/2024 (e)(f)		$274	273

Total Short-Term Instruments (Cost $100,036)			99,370

Total Investments in Securities (Cost $247,070)			240,798

		SHARES
INVESTMENTS IN AFFILIATES 48.1%
MUTUAL FUNDS (i) 7.8%
PIMCO Investment Grade Credit Bond Fund		2,773,717	24,714

Total Mutual Funds (Cost $28,623)			24,714

SHORT-TERM INSTRUMENTS 40.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 40.3%
PIMCO Short Asset Portfolio		5,441,225	52,997
PIMCO Short-Term Floating NAV Portfolio III		7,715,612	75,050

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $129,305)	128,047

Total Investments in Affiliates (Cost $157,928)	152,761

Total Investments 124.0% (Cost $404,998)	$393,559
Financial Derivative Instruments (l)(n) 0.3%(Cost or Premiums, net $(860))	817
Other Assets and Liabilities, net (24.3)%	(77,034)

Net Assets 100.0%	$317,342

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Payment in-kind security.
(b)								Security is not accruing income as of the date of this report.
(c)								Security did not produce income within the last twelve months.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Principal amount of security is adjusted for inflation.
(h)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)								Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.380%	03/28/2024	04/01/2024	$35,100	U.S. Treasury Notes 2.250% due 11/15/2025			$(35,819)	$35,100	$35,121
	5.400	04/01/2024	04/02/2024	30,100	U.S. Treasury Notes 1.625% due 05/15/2031			(30,751)	30,100	30,100
FICC	2.600	03/28/2024	04/01/2024	505	U.S. Treasury Notes 5.000% due 09/30/2025			(515)	505	505
SSB	2.600	03/28/2024	04/01/2024	311	U.S. Treasury Notes 1.125% due 02/28/2027(2)			(318)	311	311

Total Repurchase Agreements								$(67,403)	$66,016	$66,037

(k)

Securities with an aggregate market value of $3 have been pledged as collateral as of March 31, 2024 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)								Includes accrued interest.
(2)								Collateral is held in custody by the counterparty.
(l)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May Futures					$109.000	04/26/2024	9	$9	$(3)	$(1)
Call - CBOT U.S. Treasury 10-Year Note May Futures					113.000	04/26/2024	9	9	(5)	(1)

Total Written Options									$(8)	$(2)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond June Futures	06/2024	1	$70	$0	$0	$0
E-mini NASDAQ 100 Index June Futures	06/2024	1	370	4	0	(1)
E-Mini S&P 500 Index June Futures	06/2024	426	113,071	2,120	5	0
Euro STOXX 600 June Futures	06/2024	824	22,704	521	80	0
Euro-Bobl June Futures	06/2024	2	255	1	1	0
Euro-Bund June Futures	06/2024	22	3,166	27	9	0
Japan Government 10-Year Bond June Futures	06/2024	6	5,774	5	6	(8)
Mini MSCI Emerging Markets Index June Futures	06/2024	29	1,521	1	6	0
Nikkei 225 Yen-denominated June Futures	06/2024	15	2,000	31	2	(4)
OMX Stockholm 30 Index April Futures	04/2024	35	825	17	0	(7)
S&P 200 June Futures	06/2024	24	3,109	93	44	0
S&P/Toronto Stock Exchange 60 June Futures	06/2024	31	6,140	105	16	0
Topix Index June Futures	06/2024	42	7,685	236	57	(42)
U.S. Treasury 2-Year Note June Futures	06/2024	149	30,468	(10)	0	(30)
U.S. Treasury 5-Year Note June Futures	06/2024	610	65,280	190	0	(72)
U.S. Treasury 10-Year Note June Futures	06/2024	120	13,296	58	0	(9)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	127	14,555	76	1	(1)
U.S. Treasury Long-Term Bond June Futures	06/2024	16	1,927	22	4	0
United Kingdom Long Gilt June Futures	06/2024	4	505	14	2	0

$3,511	$233	$(174)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2024	56	$(4,254)	$(26)	$0	$(21)
Canada Government 10-Year Bond June Futures	06/2024	7	(622)	(4)	0	0
Euro-Buxl 30-Year Bond June Futures	06/2024	6	(879)	(18)	0	(11)
Euro-OAT France Government 10-Year Bond June Futures	06/2024	3	(415)	(4)	1	(1)
FTSE 100 Index June Futures	06/2024	4	(403)	(11)	0	(2)
Gold 100 oz. June Futures	06/2024	7	(1,567)	(28)	0	(18)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	5	(645)	(19)	0	(2)

$(110)	$1	$(55)

Total Futures Contracts	$3,401	$234	$(229)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	0.284%	$500	$20	$9	$29	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

iTraxx Crossover 41 5-Year Index	(5.000)%	Quarterly	06/20/2029	EUR	100	$(9)	$(1)	$(10)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$400	$28	$2	$30	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	3,300	39	38	77	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	6,300	141	3	144	1	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

iTraxx Europe Main 41 5-Year Index	1.000	Quarterly		06/20/2029	EUR	300	7	0	7	0	0

							$215	$43	$258	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	19,800	$103	$(11)	$92	$4	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	09/18/2026		21,200	49	68	117	14	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		2,200	39	8	47	6	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		118	(1)	8	7	1	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		13,100	(203)	(41)	(244)	0	(75)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		2,900	82	(5)	77	33	0
Receive(7)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	200,600	5	0	5	0	(1)
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.125	Annual	10/12/2024	JPY	4,150,000	3	(4)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		1,690,000	(87)	(20)	(107)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		900,000	249	38	287	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		70,000	107	0	107	0	(2)
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	1,780	10	2	12	0	0
Pay(7)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	42,860	2	1	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$23,800	150	495	645	20	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		24,420	(272)	20	(252)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		17,450	75	105	180	18	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		39,600	193	245	438	56	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		22,300	(217)	(224)	(441)	0	(24)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		11,500	(48)	125	77	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,926	(4)	(19)	(23)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		7,300	0	82	82	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		300	(1)	(14)	(15)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		200	2	(5)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		1,205	(3)	0	(3)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		300	27	13	40	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		50,400	99	239	338	71	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		700	(2)	(14)	(16)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		883	(3)	(12)	(15)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		9,500	8	267	275	14	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		8,600	113	(154)	(41)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,600	28	304	332	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,500	273	169	442	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,200	(293)	(95)	(388)	0	(3)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,700	200	364	564	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		3,477	(14)	(46)	(60)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		2,000	(8)	(19)	(27)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		4,141	(15)	(6)	(21)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		986	(4)	22	18	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		833	(3)	19	16	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		703	(3)	17	14	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		706	(3)	16	13	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		569	(2)	15	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		406	(1)	17	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		800	(4)	(18)	(22)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		944	(4)	(6)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		1,014	(4)	0	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,090	(115)	13	(102)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		12,850	781	(358)	423	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,129	(5)	28	23	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		321	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		643	(3)	(8)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		242	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		7,850	186	322	508	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		2,008	(9)	8	(1)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		1,200	(4)	(11)	(15)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		1,800	73	(13)	60	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		11,600	108	(64)	44	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	114	251	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,000	(706)	(365)	(1,071)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,500	286	328	614	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		212	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		5,990	447	(22)	425	0	(10)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		11,700	26	(221)	(195)	30	0
Pay	1-Year BRL-CDI	9.838	Maturity	01/04/2027	BRL	18,800	0	(21)	(21)	0	0
Pay	1-Year BRL-CDI	11.604	Maturity	01/04/2027		39,500	40	79	119	0	(1)
Pay(7)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	1,600	1	0	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	10.960	Quarterly	11/21/2025	COP	4,971,900	0	(45)	(45)	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.585	Quarterly	11/26/2025		9,045,300	0	7	7	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	11/26/2025		9,692,800	0	8	8	2	0
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		10,517,000	0	(22)	(22)	2	0
Pay	3-Month COP-IBR Compounded-OIS	10.840	Quarterly	12/02/2025		32,311,600	0	288	288	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		11,900,000	0	228	228	6	0
Pay	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		11,700,000	0	(156)	(156)	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	7.215	Quarterly	02/09/2027		3,211,630	65	(46)	19	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.950	Quarterly	11/03/2027		8,095,000	0	(6)	(6)	3	0
Pay	3-Month COP-IBR Compounded-OIS	10.270	Quarterly	11/17/2027		7,451,100	0	152	152	0	(2)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	10.580	Quarterly	01/10/2028		15,623,980	(270)	(98)	(368)	5	0
Receive	3-Month COP-IBR Compounded-OIS	8.930	Quarterly	09/18/2030		13,800,000	0	(229)	(229)	8	0
Receive	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	150	3	0	3	0	0
Pay(7)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	2,999,690	11	(5)	6	0	(1)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	90,940	(186)	9	(177)	0	(2)
Pay	3-Month ZAR-JIBAR	5.980	Quarterly	12/21/2026		22,500	(113)	49	(64)	0	(1)
Receive	3-Month ZAR-JIBAR	8.670	Quarterly	12/21/2026		51,700	(44)	11	(33)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	5,700	45	48	93	22	0
Receive	6-Month CLP-CHILIBOR	5.070	Semi-Annual	03/04/2026	CLP	5,100,000	0	21	21	4	0
Pay	6-Month CLP-CHILIBOR	5.025	Semi-Annual	03/18/2026		5,100,000	0	(20)	(20)	0	(4)
Pay	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027		924,660	22	(7)	15	0	(1)
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	90	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	332	(1)	10	9	1	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		383	(1)	(8)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		567	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		364	(1)	(3)	(4)	0	(1)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		242	0	0	0	0	(1)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		26,600	374	(45)	329	86	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		10,400	(1,066)	(745)	(1,811)	35	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		201	(1)	17	16	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		110	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		119	0	(6)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		158	(1)	(6)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		217	(1)	(6)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		707	(3)	(20)	(23)	0	(4)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		485	(2)	(10)	(12)	0	(3)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		283	(1)	(7)	(8)	0	(2)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		282	(1)	0	(1)	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		200	(1)	4	3	1	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		5,200	113	5	118	30	0
Receive(7)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		9,700	(507)	11	(496)	0	(116)
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	160,300	85	(40)	45	2	0
Receive	6-Month HUF-BBR	11.070	Annual	09/02/2027		89,000	(29)	(18)	(47)	1	0
Pay	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	3,410	(30)	(24)	(54)	1	0
Receive	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	MXN	55,400	113	26	139	3	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/05/2027		13,400	0	(11)	(11)	0	0
Pay	28-Day MXN-TIIE	8.480	Lunar	01/24/2028		49,300	(12)	(41)	(53)	0	0
Receive	28-Day MXN-TIIE	9.580	Lunar	09/20/2028		13,700	6	(26)	(20)	0	0
Pay	28-Day MXN-TIIE	8.835	Lunar	03/13/2029		33,300	(1)	(2)	(3)	0	0
Pay(7)	ESTRON	3.132	Annual	08/02/2025	EUR	12,700	(7)	25	18	1	0

							$415	$1,012	$1,427	$559	$(354)

Total Swap Agreements							$641	$1,063	$1,704	$560	$(354)

(m)	Securities with an aggregate market value of $6,349 and cash of $7,350 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)	Unsettled variation margin asset of $7 for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(n)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2024	AUD	67		$44	$0	$0
	04/2024	NZD	1,838		1,132	34	0
	04/2024		$432	AUD	658	0	(3)
	05/2024		44		67	0	0
BOA	04/2024	AUD	94		$62	0	0
	04/2024	EUR	2,642		2,878	28	0
	04/2024		$144	DKK	990	0	(1)
	04/2024		370	JPY	55,900	0	(1)
	04/2024		337	SGD	450	0	(3)
	05/2024		62	AUD	94	0	0
	05/2024		71	DKK	487	0	0
	06/2024	TWD	17,104		$548	12	0
	07/2024	PLN	44		11	0	0
	07/2024		$188	PLN	751	0	0
BPS	04/2024	AUD	347		$229	3	0
	04/2024	BRL	3,500		702	4	0
	04/2024	CNH	1,220		170	2	0
	04/2024	GBP	2,694		3,420	20	0
	04/2024	JPY	419,869		2,778	4	0
	04/2024	TRY	9,843		303	0	(1)
	04/2024		$703	BRL	3,500	0	(5)
	04/2024		62	CNH	450	0	0
	04/2024		1,723	CNY	12,247	0	(1)
	04/2024		428	EUR	391	0	(6)
	04/2024		3,410	GBP	2,694	0	(10)
	05/2024	CNH	450		$62	0	0
	05/2024	EUR	2,477		2,676	1	0
	05/2024	GBP	2,694		3,411	10	0
	05/2024		$700	BRL	3,500	0	(4)
	05/2024		90	DKK	620	0	0
	05/2024		2,778	JPY	417,956	0	(4)
	05/2024		29	TWD	906	0	(1)
	06/2024	AUD	1,061		$700	7	0
	06/2024	CAD	1,416		1,050	4	0
	06/2024	EUR	137		150	2	0
	06/2024	ILS	2,167		600	9	0
	06/2024	KRW	1,386,938		1,050	18	0
	06/2024	MXN	2,577		150	0	(3)
	06/2024	NZD	81		50	1	0
	06/2024	PHP	2,466		45	1	0
	06/2024	THB	24,875		700	14	0
	06/2024	TWD	47,196		1,486	6	0
	06/2024		$300	BRL	1,507	0	(2)
	06/2024		171	COP	671,724	1	0
	06/2024		350	GBP	276	0	(2)
	06/2024		500	IDR	7,827,414	0	(8)
	06/2024		1,325	INR	110,340	0	(5)
	06/2024		50	JPY	7,478	0	0
	06/2024		200	MXN	3,361	0	0
	06/2024		1,050	NOK	11,041	0	(31)
	06/2024		350	THB	12,374	0	(9)
	06/2024		158	TWD	4,892	0	(5)
	06/2024		525	ZAR	9,965	0	(2)
	07/2024	PLN	6,091		$1,503	0	(20)
BRC	04/2024	BRL	1,733		347	1	0
	04/2024	CAD	493		363	0	(1)
	04/2024	CNH	1,699		236	2	0
	04/2024	HUF	17,985		49	0	0
	04/2024	THB	801		22	0	0
	04/2024		$348	BRL	1,733	0	(3)
	04/2024		43	HKD	333	0	0
	04/2024		147	NOK	1,551	0	(4)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

	04/2024		254	TRY	8,344	0	(4)
	05/2024	NOK	131		$12	0	0
	05/2024		$341	TRY	11,603	3	0
	06/2024	CLP	617,078		$650	22	0
	06/2024	CZK	53,017		2,295	35	0
	06/2024	ILS	179		50	1	0
	06/2024	MYR	1,865		400	8	0
	06/2024		$100	BRL	502	0	(1)
	06/2024		21	ILS	76	0	0
	06/2024		14	INR	1,135	0	0
	06/2024		150	THB	5,407	0	(1)
	06/2024		298	TRY	10,660	2	0
CBK	04/2024	BRL	11,239		$2,249	8	0
	04/2024	CHF	2,810		3,201	85	0
	04/2024	CNH	1,353		188	2	0
	04/2024	NOK	18,080		1,693	28	0
	04/2024	SEK	2,590		251	9	0
	04/2024		$339	AUD	520	0	(1)
	04/2024		2,285	BRL	11,239	0	(44)
	05/2024		1,533		7,696	0	(3)
	06/2024	CHF	87		$100	3	0
	06/2024	COP	13,252,195		3,326	0	(59)
	06/2024	PEN	1,296		350	2	0
	06/2024	PHP	24,958		450	6	0
	06/2024	PLN	593		150	2	0
	06/2024		$50	JPY	7,294	0	(1)
	06/2024		64	KRW	83,063	0	(2)
	06/2024		100	MXN	1,694	1	0
	06/2024		700	PEN	2,576	0	(9)
	06/2024		825	ZAR	15,601	0	(7)
	07/2024		1,103	BRL	5,546	0	(7)
DUB	04/2024		25,263	EUR	23,243	0	(187)
	05/2024		53	BRL	263	0	(1)
FAR	04/2024	JPY	1,245,021		$8,234	10	0
	05/2024		$8,234	JPY	1,239,372	0	(10)
	06/2024	CLP	132,975		$135	0	0
GLM	04/2024	AUD	244		159	0	0
	04/2024	BRL	29,300		5,846	7	(3)
	04/2024	HUF	753		2	0	0
	04/2024		$5,865	BRL	29,300	3	(26)
	04/2024		173	TRY	5,818	3	0
	05/2024	BRL	1,826		$364	1	0
	05/2024		$55	TRY	1,899	1	0
	06/2024	AUD	528		$350	5	0
	06/2024	ILS	364		100	1	0
	06/2024		$50	BRL	249	0	(1)
	06/2024		63	MYR	296	0	(1)
	06/2024		16	TRY	553	0	0
	07/2024	BRL	17,100		$3,392	15	(3)
	10/2024		13,100		2,577	10	0
JPM	04/2024		17,005		3,426	36	0
	04/2024		$3,404	BRL	17,005	0	(13)
	04/2024		705	EUR	649	0	(5)
	05/2024		11	TRY	388	0	0
	06/2024	KRW	347,543		$266	7	0
	06/2024	PHP	2,813		50	0	0
	06/2024	THB	110		3	0	0
	06/2024	TWD	49,506		1,593	41	0
	06/2024		$400	BRL	2,007	0	(3)
	06/2024		14	IDR	228,543	0	0
	06/2024		155	ILS	566	0	(1)
	06/2024		522	INR	43,550	0	(1)
	06/2024		1	MXN	19	0	0
	06/2024		750	ZAR	14,181	0	(6)
	07/2024		201	BRL	1,013	0	(1)
MBC	04/2024	CNH	2,519		$351	4	0
	04/2024	EUR	2,400		2,628	39	0
	04/2024	JPY	4,572,000		31,274	980	0
	04/2024	THB	47,780		1,342	30	0
	04/2024		$315	AUD	485	1	0
	04/2024		1,988	CAD	2,696	3	0
	04/2024		5,818	JPY	871,893	0	(58)
	05/2024	CAD	2,695		$1,988	0	(3)
	06/2024		$41	ILS	151	0	0
	06/2024		25	INR	2,120	0	0
	06/2024		50	JPY	7,298	0	(1)
MYI	04/2024	BRL	7,300		$1,461	6	0
	04/2024	CAD	1,587		1,169	0	(3)
	04/2024	CHF	447		509	13	0
	04/2024	CNH	1,169		163	2	0
	04/2024	CNY	12,044		1,694	0	0
	04/2024	EUR	19,241		20,823	65	0
	04/2024	JPY	418,780		2,787	21	0
	04/2024		$1,469	BRL	7,300	0	(14)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

04/2024	325	SEK	3,420	0	(6)
04/2024	336	SGD	446	0	(5)
05/2024	CHF	225	$250	0	(1)
05/2024	SEK	3,082	293	4	0
05/2024	$1,694	CNY	12,061	0	(1)
05/2024	20,848	EUR	19,241	0	(66)
05/2024	2,061	JPY	310,262	0	(2)
06/2024	CHF	89	$100	1	0
06/2024	CLP	48,736	50	0	0
06/2024	EUR	137	150	2	0
06/2024	GBP	117	150	2	0
06/2024	KRW	47,652	37	1	0
06/2024	PLN	591	150	2	0
06/2024	$350	GBP	274	0	(4)
06/2024	838	IDR	13,005,301	0	(20)
06/2024	54	INR	4,507	0	0
06/2024	100	MXN	1,699	1	0
06/2024	132	MYR	616	0	(2)
06/2024	50	SEK	511	0	(2)
10/2024	BRL	7,300	$1,444	13	0
RBC	04/2024	CAD	1,119	823	0	(3)
04/2024	MXN	11	1	0	0
04/2024	$17	DKK	118	0	0
RYL	04/2024	NZD	1,529	$925	11	0
SCX	04/2024	CNH	5,095	709	7	0
04/2024	SEK	830	79	2	0
04/2024	$2,022	NZD	3,367	0	(10)
05/2024	NOK	696	$65	1	0
05/2024	NZD	3,367	2,022	10	0
06/2024	PHP	68,657	1,239	18	0
06/2024	$2,350	INR	195,665	0	(9)
06/2024	1,046	KRW	1,362,486	0	(33)
SSB	04/2024	EUR	1,020	$1,102	2	0
04/2024	$171	CHF	154	0	0
04/2024	352	CLP	340,524	0	(4)
05/2024	MXN	14,462	$851	0	(13)
06/2024	CLP	605,529	615	0	(2)
06/2024	KRW	327,909	244	0	0
06/2024	$180	COP	707,370	1	0
TOR	04/2024	BRL	1,332	$267	1	0
04/2024	$4,359	AUD	6,651	0	(25)
04/2024	267	BRL	1,332	0	(1)
04/2024	3,615	CHF	3,259	0	(1)
04/2024	137	HKD	1,072	0	0
04/2024	7,737	JPY	1,156,361	0	(98)
04/2024	1,493	NOK	15,702	0	(47)
05/2024	CHF	3,248	$3,615	1	0
05/2024	JPY	150,000	995	0	0
05/2024	$53	AUD	81	0	0
06/2024	207	COP	810,347	0	0
UAG	04/2024	AUD	7,481	$4,889	15	0
04/2024	PLN	1,994	506	6	0
04/2024	ZAR	55,885	2,984	38	0
05/2024	$4,894	AUD	7,481	0	(15)

Total Forward Foreign Currency Contracts	$1,844	$(985)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(199)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	1,100	(7)	0

$(262)	$(199)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500%	04/08/2024	$358	$(1)	$0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/08/2024	358	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/15/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.810	04/15/2024	200	(1)	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.560	04/18/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/18/2024	200	(1)	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	1,180	(3)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	1,180	(3)	(2)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.430	04/12/2024	318	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.770	04/12/2024	318	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/08/2024	1,193	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/08/2024	1,193	(4)	(3)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	04/12/2024	1,194	(4)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	04/12/2024	1,194	(4)	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	04/05/2024	159	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.810	04/05/2024	159	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.480	04/25/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.770	04/25/2024	200	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/11/2024	796	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/11/2024	796	(3)	(3)

$(37)	$(19)

Total Written Options	$(299)	$(218)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$64	$0	$(1)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,013	(679)	674	0	(5)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(318)	314	0	(4)
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	(1)	0	(5)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	108	0	(2)

$(1,176)	$1,159	$0	$(17)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month MYR-KLIBOR(5)	3.500%	Quarterly	09/18/2029	MYR	10,480	$(17)	$(3)	$0	$(20)

TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	IXUTR Index	1,280	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	$4,283	$0	$9	$9	$0
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.128% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2024	100	(1)	3	2	0
BRC	Receive	BCPMACWI Index	429,060	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	43,808	0	(86)	0	(86)
GST	Receive	CMDSKEWLS Index	6,081	0.250%	Monthly	02/18/2025	2,156	0	20	20	0
JPM	Receive	JMABFNJ2 Index	20,914	0.000%	Monthly	12/31/2024	2,253	0	0	0	0
MYI	Receive	KOSPI2 Index	19,500,000	0.000%	Maturity	06/13/2024	KRW	7,251,859	0	55	55	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	DWRTFT Index	56	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	$700	0	(3)	0	(3)

$(1)	$(2)	$86	$(89)

Total Swap Agreements	$(1,194)	$1,154	$86	$(126)

(o)

Securities with an aggregate market value of $3 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,599	$0	$1,599
Industrials	0	2,453	0	2,453
Utilities	0	2,616	0	2,616
Convertible Bonds & Notes
Banking & Finance	0	6	0	6
Industrials	0	923	0	923
U.S. Government Agencies	0	59,682	0	59,682
U.S. Treasury Obligations	0	10,119	0	10,119
Non-Agency Mortgage-Backed Securities	0	3,280	163	3,443
Asset-Backed Securities	0	27,929	0	27,929
Sovereign Issues	0	23,160	0	23,160
Common Stocks
Communication Services	623	0	0	623
Consumer Discretionary	325	0	0	325
Information Technology	2,943	0	0	2,943
Real Estate	58	0	0	58
Utilities	4,505	0	0	4,505
Preferred Securities
Banking & Finance	0	383	0	383
Real Estate Investment Trusts
Real Estate	661	0	0	661
Short-Term Instruments
Commercial Paper	0	2,870	0	2,870
Repurchase Agreements	0	66,016	0	66,016
Short-Term Notes	0	8	0	8
Japan Treasury Bills	0	30,203	0	30,203
U.S. Treasury Bills	0	273	0	273

$9,115	$231,520	$163	$240,798
Investments in Affiliates, at Value
Mutual Funds	24,714	0	0	24,714
Short-Term Instruments
Central Funds Used for Cash Management Purposes	128,047	0	0	128,047

$152,761	$0	$0	$152,761

Total Investments	$161,876	$231,520	$163	$393,559

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	229	565	0	794
Over the counter	0	1,930	0	1,930

$229	$2,495	$0	$2,724
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(115)	(470)	0	(585)
Over the counter	0	(1,329)	0	(1,329)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2024 (Unaudited)

	$(115)	$(1,799)	$0	$(1,914)

Total Financial Derivative Instruments	$114	$696	$0	$810

Totals	$161,990	$232,216	$163	$394,369

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 11.2% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the

Notes to Financial Statements (Cont.)

value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in this Prospectus.

4. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to

Notes to Financial Statements (Cont.)

be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Investment Grade Credit Bond Fund	$24,684	$249	$0	$0	$(219)	$24,714	$248	$0
PIMCO Preferred and Capital Securities Fund	3,177	0	(3,259)	327	(245)	0	0	0
PIMCO Short Asset Portfolio	52,045	715	0	0	237	52,997	715	0
PIMCO Short-Term Floating NAV Portfolio III	52,748	66,902	(44,600)	7	(7)	75,050	790	0
Totals	$132,654	$67,866	$(47,859)	$334	$(234)	$152,761	$1,753	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CDI	Natixis Singapore	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	DWRTFT	Dow Jones Wilshire REIT Total Return Index	MUTKCALM	Tokyo Overnight Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	IBR	Indicador Bancario de Referencia	OMX	Stockholm 30 Index
CMBX	Commercial Mortgage-Backed Index	IXUTR	Utilities Select Sector Total Return Index	S&P 500	Standard & Poor's 500 Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABFNJ	J.P. Morgan Custom Commodity Index	SIBCSORA	Singapore Overnight Rate Average
CNREPOFIX	China Fixing Repo Rates 7-Day	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	KOSPI	Korea Composite Stock Price Index	TOPIX	Tokyo Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	KOSPI2	Korea Stock Exchange KOSPI 200 Index

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	oz.	Ounce
ADR	American Depositary Receipt	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CHILIBOR	Chile Interbank Offered Rate	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap

Schedule of Investments PIMCO High Yield Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 8.4%
Alliant Holdings Intermediate LLC 8.827% (TSFR1M + 3.500%) due 11/06/2030 ~	$1,141	$1,147
American Airlines, Inc. 10.329% (TSFR03M + 4.750%) due 04/20/2028 ~	1,275	1,326
AppLovin Corp. TBD% due 08/16/2030	2,500	2,502
Bmc Software, Inc. 9.580% (TSFR1M + 4.250%) due 12/29/2028 ~	1,191	1,200
Caesars Entertainment Corp.
8.040% (TSFR03M + 2.750%) due 02/06/2031 ~	1,000	1,002
8.663% (TSFR03M + 3.250%) due 02/06/2030 ~	1,094	1,099
Carnival Corp. 8.695% (TSFR1M + 3.250%) due 10/18/2028 ~	1,955	1,960
Cengage Learning, Inc. TBD% due 03/22/2031	1,500	1,500
Covanta Holding Corp. 8.068% (TSFR1M + 2.750%) due 11/30/2028 ~	1,297	1,298
CQP Holdco LP 8.302% (TSFR03M + 3.000%) due 12/31/2030 ~	1,176	1,181
Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK) 18.000% due 08/02/2027 (b)	19	16
Da Vinci Purchaser Corp. 9.442% due 01/08/2027	965	966
First Brands Group, LLC 10.574% (TSFR03M + 5.000%) due 03/30/2027 ~	550	552
IRB Holding Corp. 8.177% (TSFR1M + 2.750%) due 12/15/2027 ~	1,389	1,391
Lifepoint Health, Inc. 11.087% due 11/16/2028	1,600	1,606
Marriott Ownership Resorts, Inc. 7.180% (TSFR1M + 1.750%) due 08/29/2025 ~	875	874
MH SUB I, LLC 9.580% (TSFR1M + 4.250%) due 05/03/2028 ~	1,197	1,191
Nouryon Finance BV 9.307% - 9.419% (TSFR03M + 4.000%) due 04/03/2028 ~	1,052	1,056
Olympus Water U.S. Holding Corp. 9.566% (TSFR03M + 4.250%) due 11/09/2028 ~	1,191	1,196
PUG LLC 10.075% (TSFR03M + 4.750%) due 03/15/2030 ~	800	802
Softbank Vision Fund 6.000% due 12/23/2025 «	1,411	1,348
Sotera Health Holdings LLC 8.195% due 12/11/2026	2,000	1,997
TK Elevator U.S. Newco, Inc. 8.791% - 8.821% due 04/30/2030 ~	1,390	1,396
TransDigm, Inc.
TBD% due 02/22/2030	3,100	3,110
8.570% (TSFR03M + 3.250%) due 08/24/2028 ~	1,297	1,303
Trident TPI Holdings, Inc.
TBD% due 09/15/2028	1,900	1,904
TBD% (TSFR03M + 5.250%) due 09/15/2028 ~	647	650
Triton Water Holdings, Inc. 9.312% (TSFR03M + 4.000%) due 03/31/2028 ~	200	198
Truist Insurance Holdings LLC
TBD% due 03/24/2031	650	650
TBD% due 03/08/2032	1,600	1,612
U.S. Renal Care, Inc. 10.442% (TSFR1M + 5.000%) due 06/20/2028 ~	1,695	1,477
UKG, Inc. 8.814% (TSFR03M + 3.500%) due 02/10/2031 ~	1,200	1,208
USI, Inc. 8.552% - 8.559% (TSFR03M + 3.250%) due 09/27/2030 ~	399	400
Worldpay LLC 8.309% (TSFR1M + 3.000%) due 01/31/2031 ~	1,900	1,909

Total Loan Participations and Assignments (Cost $42,676)		43,027

CORPORATE BONDS & NOTES 85.4%
BANKING & FINANCE 12.4%
Acrisure LLC 8.250% due 02/01/2029	1,100	1,106

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

Alliant Holdings Intermediate LLC 7.000% due 01/15/2031	1,700	1,718
AmWINS Group, Inc. 6.375% due 02/15/2029	925	931
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029	1,000	841
BOOST NEWCO BORROWER LLC 7.500% due 01/15/2031	1,075	1,126
Burford Capital Global Finance LLC 9.250% due 07/01/2031	2,100	2,225
Credit Acceptance Corp. 9.250% due 12/15/2028	600	646
CTR Partnership LP 3.875% due 06/30/2028	600	556
Cushman & Wakefield U.S. Borrower LLC 8.875% due 09/01/2031	300	317
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	1,600	1,552
6.500% due 10/01/2025	1,147	1,146
Freedom Mortgage Corp.
6.625% due 01/15/2027	1,100	1,068
12.000% due 10/01/2028	2,850	3,110
GGAM Finance Ltd. 6.875% due 04/15/2029 (a)	400	403
Greystar Real Estate Partners LLC 7.750% due 09/01/2030	400	414
HAT Holdings LLC
3.375% due 06/15/2026	700	660
3.750% due 09/15/2030	700	589
8.000% due 06/15/2027	1,750	1,827
Howard Hughes Corp. 5.375% due 08/01/2028	750	720
HUB International Ltd. 7.250% due 06/15/2030	925	951
Hudson Pacific Properties LP
3.250% due 01/15/2030	200	154
3.950% due 11/01/2027	200	177
Icahn Enterprises LP 6.250% due 05/15/2026	25	24
Intesa Sanpaolo SpA
5.017% due 06/26/2024	1,000	997
5.710% due 01/15/2026	1,000	992
7.700% due 09/17/2025 •(c)(d)	1,000	999
Jefferies Finance LLC 5.000% due 08/15/2028	525	483
Jefferson Capital Holdings LLC 9.500% due 02/15/2029	1,300	1,332
Kennedy-Wilson, Inc. 4.750% due 03/01/2029	700	577
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029	450	410
LFS Topco LLC 5.875% due 10/15/2026	1,000	934
Midcap Financial Issuer Trust 6.500% due 05/01/2028	725	670
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	1,000	908
5.500% due 08/15/2028	1,100	1,054
7.125% due 02/01/2032	750	745
Navient Corp.
4.875% due 03/15/2028	1,300	1,213
6.750% due 06/15/2026	1,600	1,614
Newmark Group, Inc. 7.500% due 01/12/2029	2,300	2,367
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028	1,900	1,689
OneMain Finance Corp.
5.375% due 11/15/2029	1,100	1,035
6.625% due 01/15/2028	850	853
6.875% due 03/15/2025	1,000	1,011
7.125% due 03/15/2026	1,000	1,019
9.000% due 01/15/2029	500	531
Oxford Finance LLC 6.375% due 02/01/2027	900	854
Panther Escrow Issuer LLC 7.125% due 06/01/2031 (a)	1,200	1,221
Park Intermediate Holdings LLC
4.875% due 05/15/2029	1,425	1,326
7.500% due 06/01/2025	1,000	1,003
Paysafe Finance PLC 4.000% due 06/15/2029 (f)	1,500	1,338
PennyMac Financial Services, Inc.
4.250% due 02/15/2029	1,500	1,373
7.875% due 12/15/2029	350	360
PRA Group, Inc. 5.000% due 10/01/2029	1,000	844

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

RHP Hotel Properties LP
4.500% due 02/15/2029	750	701
4.750% due 10/15/2027	350	337
RLJ Lodging Trust LP 3.750% due 07/01/2026	1,000	953
Rocket Mortgage LLC
3.875% due 03/01/2031	750	654
4.000% due 10/15/2033	1,550	1,315
SBA Communications Corp.
3.125% due 02/01/2029	2,350	2,076
3.875% due 02/15/2027	300	286
Service Properties Trust
5.500% due 12/15/2027	300	286
7.500% due 09/15/2025	800	811
SLM Corp. 3.125% due 11/02/2026	1,500	1,394
Starwood Property Trust, Inc.
3.750% due 12/31/2024	1,100	1,081
7.250% due 04/01/2029	400	404
UniCredit SpA
5.459% due 06/30/2035 •	400	376
7.296% due 04/02/2034 •	700	720
United Wholesale Mortgage LLC 5.500% due 11/15/2025	450	446

		63,853

INDUSTRIALS 69.6%
AAR Escrow Issuer LLC 6.750% due 03/15/2029	400	404
Academy Ltd. 6.000% due 11/15/2027	175	173
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029	125	119
5.500% due 07/01/2028	300	292
AdaptHealth LLC
5.125% due 03/01/2030	75	65
6.125% due 08/01/2028	200	188
Air Canada 3.875% due 08/15/2026	600	573
Albion Financing SARL 6.125% due 10/15/2026	750	744
Alcoa Nederland Holding BV 7.125% due 03/15/2031	300	306
Allegiant Travel Co. 7.250% due 08/15/2027	1,750	1,742
Allison Transmission, Inc. 3.750% due 01/30/2031	825	721
Alteryx, Inc. 8.750% due 03/15/2028	200	207
Altice Financing SA
5.000% due 01/15/2028	400	330
5.750% due 08/15/2029	1,100	882
Altice France SA
5.125% due 01/15/2029	500	343
5.125% due 07/15/2029	1,000	677
5.500% due 01/15/2028	1,600	1,138
5.500% due 10/15/2029	500	340
AMC Networks, Inc.
4.250% due 02/15/2029	300	213
4.750% due 08/01/2025	500	500
American Airlines, Inc.
5.500% due 04/20/2026	75	75
5.750% due 04/20/2029	4,825	4,747
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	500	450
4.000% due 01/15/2028	2,000	1,874
ams-OSRAM AG 12.250% due 03/30/2029	575	578
Amsted Industries, Inc.
4.625% due 05/15/2030	1,000	917
5.625% due 07/01/2027	500	493
ANGI Group LLC 3.875% due 08/15/2028	625	543
Apache Corp. 4.875% due 11/15/2027	1,500	1,461
APi Group DE, Inc. 4.125% due 07/15/2029	800	722
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028	500	432
4.000% due 09/01/2029	725	585
Ardagh Packaging Finance PLC 4.125% due 08/15/2026	600	544
Artera Services LLC 8.500% due 02/15/2031	1,300	1,334

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

Ascent Resources Utica Holdings LLC 5.875% due 06/30/2029		900	859
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		350	357
Avantor Funding, Inc. 4.625% due 07/15/2028		1,750	1,660
Avient Corp. 7.125% due 08/01/2030		50	51
Axalta Coating Systems Dutch Holding B BV 7.250% due 02/15/2031		500	521
Axalta Coating Systems LLC
3.375% due 02/15/2029		650	582
4.750% due 06/15/2027		1,250	1,207
B.C. Unlimited Liability Co. 4.000% due 10/15/2030		2,925	2,608
Ball Corp. 2.875% due 08/15/2030		1,100	940
Bath & Body Works, Inc. 6.875% due 11/01/2035		1,500	1,535
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028		1,750	1,813
Bausch Health Cos., Inc.
5.500% due 11/01/2025		25	24
5.750% due 08/15/2027		1,000	578
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	1,400	1,420
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$875	855
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		600	545
6.500% due 08/01/2030		500	508
Beazer Homes USA, Inc. 7.500% due 03/15/2031		500	506
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	1,100	1,314
BellRing Brands, Inc. 7.000% due 03/15/2030		$1,000	1,031
Berry Global, Inc. 4.500% due 02/15/2026		594	578
Block, Inc.
2.750% due 06/01/2026		500	471
3.500% due 06/01/2031		500	436
Bombardier, Inc.
6.000% due 02/15/2028		600	591
7.500% due 02/01/2029		2,100	2,165
Boyd Gaming Corp. 4.750% due 06/15/2031		400	368
Boyne USA, Inc. 4.750% due 05/15/2029		375	348
Builders FirstSource, Inc.
5.000% due 03/01/2030		1,100	1,050
6.375% due 03/01/2034		150	151
Cablevision Lightpath LLC
3.875% due 09/15/2027		750	674
5.625% due 09/15/2028		250	209
Caesars Entertainment, Inc.
6.500% due 02/15/2032		740	747
7.000% due 02/15/2030		1,600	1,643
Camelot Finance SA 4.500% due 11/01/2026		1,000	965
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,000	905
Carnival Corp.
4.000% due 08/01/2028		2,300	2,144
5.750% due 03/01/2027		1,500	1,486
6.000% due 05/01/2029		1,600	1,580
7.000% due 08/15/2029		750	783
7.625% due 03/01/2026		1,550	1,569
Catalent Pharma Solutions, Inc.
3.125% due 02/15/2029		850	813
5.000% due 07/15/2027		1,000	986
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		500	496
Cellnex Finance Co. SA 3.875% due 07/07/2041		1,800	1,414
Central Parent LLC 8.000% due 06/15/2029		625	648
CGG SA 8.750% due 04/01/2027		300	272
Champions Financing, Inc. 8.750% due 02/15/2029		200	210
Charles River Laboratories International, Inc.
3.750% due 03/15/2029		1,000	914
4.000% due 03/15/2031		50	45
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028		1,000	954

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

Chesapeake Energy Corp.
5.500% due 02/01/2026		175	174
5.875% due 02/01/2029		500	496
6.750% due 04/15/2029		1,200	1,214
Churchill Downs, Inc.
4.750% due 01/15/2028		2,500	2,382
5.500% due 04/01/2027		1,050	1,031
5.750% due 04/01/2030		600	580
6.750% due 05/01/2031		300	302
Citgo Petroleum Corp. 8.375% due 01/15/2029		1,125	1,183
Clarios Global LP 4.375% due 05/15/2026	EUR	1,100	1,181
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		$800	741
4.875% due 07/01/2029		200	185
Clean Harbors, Inc. 4.875% due 07/15/2027		750	728
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/2028		600	526
Cloud Software Group, Inc. 6.500% due 03/31/2029		2,000	1,900
CNX Midstream Partners LP 4.750% due 04/15/2030		800	714
CNX Resources Corp. 7.250% due 03/01/2032		300	305
Cogent Communications Group, Inc. 7.000% due 06/15/2027		275	274
Community Health Systems, Inc.
6.875% due 04/15/2029		750	562
8.000% due 03/15/2026		284	284
8.000% due 12/15/2027		1,600	1,571
Comstock Resources, Inc.
5.875% due 01/15/2030		1,000	906
6.750% due 03/01/2029		1,825	1,742
Connect Finco SARL 6.750% due 10/01/2026		1,050	1,030
Consolidated Communications, Inc. 5.000% due 10/01/2028		250	209
CoreLogic, Inc. 4.500% due 05/01/2028		1,250	1,122
Coty, Inc.
5.000% due 04/15/2026		392	386
6.625% due 07/15/2030		500	508
Covanta Holding Corp. 5.000% due 09/01/2030		500	442
CQP Holdco LP 5.500% due 06/15/2031		1,000	946
Crocs, Inc. 4.250% due 03/15/2029		275	252
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		2,025	1,798
Crown Americas LLC 4.250% due 09/30/2026		1,000	970
CSC Holdings LLC 6.500% due 02/01/2029		500	424
DaVita, Inc. 3.750% due 02/15/2031		75	63
Deluxe Corp. 8.000% due 06/01/2029		775	715
Diamond Foreign Asset Co. 8.500% due 10/01/2030		1,110	1,172
Directv Financing LLC 5.875% due 08/15/2027		1,900	1,799
DISH DBS Corp.
5.250% due 12/01/2026		400	316
5.750% due 12/01/2028		2,300	1,585
Edgewell Personal Care Co.
4.125% due 04/01/2029		700	643
5.500% due 06/01/2028		450	440
Elanco Animal Health, Inc. 6.650% due 08/28/2028		100	102
Element Solutions, Inc. 3.875% due 09/01/2028		675	620
Embecta Corp. 5.000% due 02/15/2030		875	716
Emerald Debt Merger Sub LLC 6.625% due 12/15/2030		2,925	2,957
Enerflex Ltd. 9.000% due 10/15/2027		300	308
EnLink Midstream LLC 6.500% due 09/01/2030		1,200	1,236
EnLink Midstream Partners LP
4.150% due 06/01/2025		296	290
5.450% due 06/01/2047		750	653

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

EQM Midstream Partners LP
4.125% due 12/01/2026	1,000	962
4.500% due 01/15/2029	825	774
4.750% due 01/15/2031	500	465
6.000% due 07/01/2025	92	92
6.500% due 07/01/2027	575	581
ESAB Corp. 6.250% due 04/15/2029 (a)	350	352
Fair Isaac Corp. 4.000% due 06/15/2028	700	654
Fertitta Entertainment LLC 4.625% due 01/15/2029	1,305	1,198
Fiesta Purchaser, Inc. 7.875% due 03/01/2031	425	439
First Student Bidco, Inc. 4.000% due 07/31/2029	1,200	1,065
Fortrea Holdings, Inc. 7.500% due 07/01/2030	525	543
Frontier Communications Holdings LLC
5.875% due 11/01/2029	250	211
6.000% due 01/15/2030	250	212
6.750% due 05/01/2029	250	223
Gap, Inc. 3.875% due 10/01/2031	1,900	1,609
Garda World Security Corp.
4.625% due 02/15/2027	1,500	1,438
7.750% due 02/15/2028	700	718
GFL Environmental, Inc.
3.500% due 09/01/2028	1,500	1,376
6.750% due 01/15/2031	900	923
Global Partners LP 8.250% due 01/15/2032	100	104
GN Bondco LLC 9.500% due 10/15/2031	1,100	1,099
Go Daddy Operating Co. LLC 3.500% due 03/01/2029	1,000	903
goeasy Ltd. 9.250% due 12/01/2028	1,900	2,028
GrafTech Global Enterprises, Inc. 9.875% due 12/15/2028	300	223
Graphic Packaging International LLC
3.500% due 03/15/2028	750	693
3.750% due 02/01/2030	700	623
GYP Holdings Corp. 4.625% due 05/01/2029	1,200	1,117
Harvest Midstream LP 7.500% due 09/01/2028	150	152
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	550	517
HealthEquity, Inc. 4.500% due 10/01/2029	1,425	1,317
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	1,950	1,681
3.750% due 05/01/2029	625	574
4.000% due 05/01/2031	625	559
4.875% due 01/15/2030	1,000	959
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	25	22
5.000% due 06/01/2029	575	537
Hologic, Inc.
3.250% due 02/15/2029	2,125	1,907
4.625% due 02/01/2028	600	578
Howard Midstream Energy Partners LLC
6.750% due 01/15/2027	700	699
8.875% due 07/15/2028	1,650	1,742
iHeartCommunications, Inc.
6.375% due 05/01/2026	300	256
8.375% due 05/01/2027	900	503
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	500	500
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	500	503
Imola Merger Corp. 4.750% due 05/15/2029	2,300	2,159
INEOS Finance PLC 7.500% due 04/15/2029	1,300	1,306
Ingevity Corp. 3.875% due 11/01/2028	800	723
International Game Technology PLC
5.250% due 01/15/2029	750	725
6.250% due 01/15/2027	500	504
IQVIA, Inc. 5.000% due 05/15/2027	1,600	1,564
Jazz Securities DAC 4.375% due 01/15/2029	700	653

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

JELD-WEN, Inc. 4.875% due 12/15/2027	550	527
Kaiser Aluminum Corp.
4.500% due 06/01/2031	500	443
4.625% due 03/01/2028	1,625	1,526
KFC Holding Co. 4.750% due 06/01/2027	625	608
Kinetik Holdings LP
5.875% due 06/15/2030	400	392
6.625% due 12/15/2028	200	204
Kodiak Gas Services LLC 7.250% due 02/15/2029	325	331
LABL, Inc.
5.875% due 11/01/2028	200	184
6.750% due 07/15/2026	2,000	1,978
Lamar Media Corp.
3.625% due 01/15/2031	50	44
3.750% due 02/15/2028	1,000	935
Lamb Weston Holdings, Inc. 4.375% due 01/31/2032	2,100	1,885
LBM Acquisition LLC 6.250% due 01/15/2029	675	634
LCM Investments Holdings LLC 8.250% due 08/01/2031	200	209
Legacy LifePoint Health LLC 4.375% due 02/15/2027	500	477
Level 3 Financing, Inc.
3.750% due 07/15/2029	425	259
11.000% due 11/15/2029	78	81
LifePoint Health, Inc. 11.000% due 10/15/2030	1,860	1,990
Lindblad Expeditions LLC 6.750% due 02/15/2027	900	908
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	1,725	1,600
4.875% due 11/01/2024	500	497
6.500% due 05/15/2027	1,475	1,492
Madison IAQ LLC 5.875% due 06/30/2029	675	618
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028	200	188
Matador Resources Co. 6.500% due 04/15/2032 (a)	1,125	1,128
Mauser Packaging Solutions Holding Co. 7.875% due 08/15/2026	1,400	1,427
Medline Borrower LP
3.875% due 04/01/2029	2,900	2,641
5.250% due 10/01/2029	625	591
6.250% due 04/01/2029	1,300	1,307
MEG Energy Corp. 5.875% due 02/01/2029	325	320
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	200	202
MGM China Holdings Ltd. 4.750% due 02/01/2027	500	477
MGM Resorts International
4.625% due 09/01/2026	800	783
5.500% due 04/15/2027	227	225
5.750% due 06/15/2025	107	107
Michaels Cos., Inc. 5.250% due 05/01/2028	400	341
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	1,000	927
Mineral Resources Ltd.
8.000% due 11/01/2027	300	306
8.125% due 05/01/2027	300	304
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032	450	452
Molina Healthcare, Inc.
3.875% due 05/15/2032	500	436
4.375% due 06/15/2028	400	376
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	3,225	2,746
Nabors Industries, Inc. 7.375% due 05/15/2027	25	25
NCL Corp. Ltd.
5.875% due 03/15/2026	625	617
5.875% due 02/15/2027	1,300	1,285
8.125% due 01/15/2029	500	529
NCR Atleos Corp. 9.500% due 04/01/2029	1,400	1,499
NCR Corp.
5.000% due 10/01/2028	200	187
5.125% due 04/15/2029	100	93
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	1,000	946

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

Nesco Holdings, Inc. 5.500% due 04/15/2029	375	355
New Fortress Energy, Inc.
6.500% due 09/30/2026	1,500	1,445
6.750% due 09/15/2025	779	774
8.750% due 03/15/2029	690	688
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028	650	704
Nexstar Media, Inc. 5.625% due 07/15/2027	1,325	1,272
NextEra Energy Operating Partners LP
4.250% due 09/15/2024	45	44
4.500% due 09/15/2027	750	702
7.250% due 01/15/2029	100	102
Noble Finance LLC 8.000% due 04/15/2030	1,700	1,772
Northriver Midstream Finance LP 5.625% due 02/15/2026	1,125	1,118
Novelis Corp.
3.875% due 08/15/2031	50	43
4.750% due 01/30/2030	1,475	1,362
NuStar Logistics LP 5.750% due 10/01/2025	625	622
Olympus Water U.S. Holding Corp. 4.250% due 10/01/2028	1,450	1,317
ON Semiconductor Corp. 3.875% due 09/01/2028	1,575	1,449
Ontario Gaming GTA LP 8.000% due 08/01/2030	1,400	1,443
Open Text Corp. 3.875% due 02/15/2028	1,000	927
Open Text Holdings, Inc. 4.125% due 02/15/2030	600	538
Option Care Health, Inc. 4.375% due 10/31/2029	1,275	1,170
Organon & Co.
4.125% due 04/30/2028	3,175	2,961
5.125% due 04/30/2031	2,400	2,136
Outfront Media Capital LLC 7.375% due 02/15/2031	450	472
Owens & Minor, Inc. 4.500% due 03/31/2029	50	46
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	975	911
Parkland Corp. 5.875% due 07/15/2027	1,450	1,438
PDC Energy, Inc. 5.750% due 05/15/2026	1,000	999
Pediatrix Medical Group, Inc. 5.375% due 02/15/2030	50	45
Performance Food Group, Inc. 5.500% due 10/15/2027	500	491
Permian Resources Operating LLC 5.375% due 01/15/2026	2,000	1,981
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030	225	207
PetSmart, Inc.
4.750% due 02/15/2028	1,000	937
7.750% due 02/15/2029	250	244
Post Holdings, Inc.
5.500% due 12/15/2029	700	677
5.625% due 01/15/2028	1,250	1,229
6.250% due 02/15/2032	175	176
Prestige Brands, Inc.
3.750% due 04/01/2031	50	44
5.125% due 01/15/2028	1,000	974
Prime Security Services Borrower LLC
5.250% due 04/15/2024	133	133
5.750% due 04/15/2026	1,000	998
6.250% due 01/15/2028	700	686
PTC, Inc. 4.000% due 02/15/2028	875	818
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	250	270
Rand Parent LLC 8.500% due 02/15/2030	2,000	1,983
Range Resources Corp. 4.875% due 05/15/2025	900	895
Resorts World Las Vegas LLC 8.450% due 07/27/2030	1,400	1,512
RingCentral, Inc. 8.500% due 08/15/2030	1,300	1,353
Ritchie Bros Holdings, Inc.
6.750% due 03/15/2028	300	306
7.750% due 03/15/2031	500	524

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

Rockcliff Energy LLC 5.500% due 10/15/2029	1,305	1,222
Rockies Express Pipeline LLC
4.800% due 05/15/2030	500	463
6.875% due 04/15/2040	500	491
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029	750	688
Rolls-Royce PLC
3.625% due 10/14/2025	1,100	1,068
5.750% due 10/15/2027	2,050	2,057
Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	900	838
4.250% due 07/01/2026	300	290
5.375% due 07/15/2027	1,400	1,381
5.500% due 08/31/2026	1,300	1,289
6.250% due 03/15/2032	225	227
7.250% due 01/15/2030	1,300	1,352
7.500% due 10/15/2027	1,750	1,845
9.250% due 01/15/2029	500	537
Sabre Global, Inc. 8.625% due 06/01/2027	1,661	1,459
Scientific Games Holdings LP 6.625% due 03/01/2030	50	48
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	575	536
Scripps Escrow, Inc.
3.875% due 01/15/2029	50	40
5.875% due 07/15/2027	50	42
Seadrill Finance Ltd. 8.375% due 08/01/2030	1,975	2,074
Seagate HDD Cayman
8.250% due 12/15/2029	400	430
9.625% due 12/01/2032	1,089	1,242
Sealed Air Corp.
5.500% due 09/15/2025	1,000	997
6.125% due 02/01/2028	500	501
Sensata Technologies, Inc.
3.750% due 02/15/2031	1,225	1,061
4.375% due 02/15/2030	800	729
Simmons Foods, Inc. 4.625% due 03/01/2029	1,000	885
Sirius XM Radio, Inc.
3.875% due 09/01/2031	1,975	1,648
4.125% due 07/01/2030	1,725	1,509
5.000% due 08/01/2027	700	674
5.500% due 07/01/2029	200	191
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028	650	673
SM Energy Co. 6.500% due 07/15/2028	525	528
Spectrum Brands, Inc.
3.875% due 03/15/2031	25	24
5.000% due 10/01/2029	150	147
Speedway Motorsports LLC 4.875% due 11/01/2027	1,375	1,310
Spirit AeroSystems, Inc.
4.600% due 06/15/2028	1,375	1,290
9.375% due 11/30/2029	1,000	1,092
9.750% due 11/15/2030	1,625	1,820
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025	1,200	912
SRS Distribution, Inc. 4.625% due 07/01/2028	700	706
Stagwell Global LLC 5.625% due 08/15/2029	1,100	1,000
Standard Industries, Inc.
3.375% due 01/15/2031	1,200	1,007
4.375% due 07/15/2030	625	562
4.750% due 01/15/2028	1,000	955
5.000% due 02/15/2027	500	485
Staples, Inc. 10.750% due 04/15/2027	500	476
Star Parent, Inc. 9.000% due 10/01/2030	400	424
Station Casinos LLC
4.500% due 02/15/2028	1,350	1,273
4.625% due 12/01/2031	1,825	1,642
6.625% due 03/15/2032	600	607
Strathcona Resources Ltd. 6.875% due 08/01/2026	650	652
Studio City Finance Ltd. 5.000% due 01/15/2029	200	176
Suburban Propane Partners LP 5.000% due 06/01/2031	700	639
Sunoco LP
4.500% due 05/15/2029	550	512

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

5.875% due 03/15/2028		500	496
SUNRISE HOLDCO IV BV 5.500% due 01/15/2028		800	769
Superior Plus LP 4.500% due 03/15/2029		50	46
Surgery Center Holdings, Inc. 7.250% due 04/15/2032 (a)		1,000	1,009
TEGNA, Inc.
4.625% due 03/15/2028		1,000	918
5.000% due 09/15/2029		1,000	897
Teleflex, Inc. 4.250% due 06/01/2028		300	282
Tenet Healthcare Corp.
4.250% due 06/01/2029		1,225	1,140
4.375% due 01/15/2030		700	648
5.125% due 11/01/2027		1,100	1,077
6.125% due 10/01/2028		25	25
6.125% due 06/15/2030		1,200	1,199
6.250% due 02/01/2027		700	700
Thor Industries, Inc. 4.000% due 10/15/2029		600	537
TK Elevator Holdco GmbH 6.625% due 07/15/2028	EUR	1,260	1,322
TK Elevator Midco GmbH 4.375% due 07/15/2027		700	729
TopBuild Corp.
3.625% due 03/15/2029		$1,375	1,250
4.125% due 02/15/2032		300	266
TransDigm, Inc.
4.625% due 01/15/2029		1,000	929
6.375% due 03/01/2029		1,000	1,004
6.750% due 08/15/2028		1,300	1,319
6.875% due 12/15/2030		875	893
Transocean Aquila Ltd. 8.000% due 09/30/2028		600	618
Transocean, Inc. 8.750% due 02/15/2030		585	610
Travel & Leisure Co.
4.500% due 12/01/2029		100	92
4.625% due 03/01/2030		1,500	1,370
6.625% due 07/31/2026		700	706
TriNet Group, Inc. 7.125% due 08/15/2031		200	205
TripAdvisor, Inc. 7.000% due 07/15/2025		200	200
Triton Water Holdings, Inc. 6.250% due 04/01/2029		700	638
Triumph Group, Inc. 9.000% due 03/15/2028		1,080	1,140
Twilio, Inc.
3.625% due 03/15/2029		500	450
3.875% due 03/15/2031		125	109
U.S. Foods, Inc.
4.625% due 06/01/2030		1,225	1,138
4.750% due 02/15/2029		1,300	1,236
6.875% due 09/15/2028		25	26
7.250% due 01/15/2032		175	182
Uber Technologies, Inc.
4.500% due 08/15/2029		1,575	1,497
6.250% due 01/15/2028		300	301
UKG, Inc. 6.875% due 02/01/2031		1,400	1,427
United Airlines, Inc.
4.375% due 04/15/2026		1,450	1,403
4.625% due 04/15/2029		1,750	1,629
United Rentals North America, Inc.
3.875% due 02/15/2031		200	179
4.000% due 07/15/2030		1,500	1,366
5.500% due 05/15/2027		500	499
Univision Communications, Inc.
6.625% due 06/01/2027		1,250	1,224
7.375% due 06/30/2030		525	520
8.000% due 08/15/2028		320	326
USA Compression Partners LP
6.875% due 04/01/2026		975	975
7.125% due 03/15/2029		600	608
Valaris Ltd. 8.375% due 04/30/2030		3,200	3,304
Vector Group Ltd. 5.750% due 02/01/2029		300	278
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		3,700	3,334
3.875% due 11/01/2033		1,500	1,276
4.125% due 08/15/2031		500	445
Venture Global LNG, Inc.
8.125% due 06/01/2028		1,400	1,429

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

8.375% due 06/01/2031		100	103
9.875% due 02/01/2032		2,300	2,480
Veritas U.S., Inc. 7.500% due 09/01/2025		1,000	918
Viasat, Inc. 5.625% due 09/15/2025		450	439
Viavi Solutions, Inc. 3.750% due 10/01/2029		400	344
Victoria's Secret & Co. 4.625% due 07/15/2029		1,800	1,479
Viking Cruises Ltd. 5.875% due 09/15/2027		1,250	1,227
Virgin Media Finance PLC 5.000% due 07/15/2030		50	42
Virgin Media Secured Finance PLC 5.500% due 05/15/2029		2,500	2,313
Vital Energy, Inc.
7.875% due 04/15/2032		455	463
9.750% due 10/15/2030		525	575
Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031		1,000	848
7.750% due 04/15/2032 (a)		1,075	1,079
VOC Escrow Ltd. 5.000% due 02/15/2028		1,000	963
Wand NewCo 3, Inc. 7.625% due 01/30/2032		900	932
WESCO Distribution, Inc.
6.375% due 03/15/2029		750	759
6.625% due 03/15/2032		650	661
7.125% due 06/15/2025		600	601
Western Digital Corp. 4.750% due 02/15/2026		275	269
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)		500	500
Williams Scotsman, Inc. 7.375% due 10/01/2031		600	624
WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	900	845
3.000% due 02/15/2031		$1,500	1,276
3.875% due 07/15/2030		400	355
WR Grace Holdings LLC
4.875% due 06/15/2027		675	642
7.375% due 03/01/2031		600	608
Wynn Las Vegas LLC 5.250% due 05/15/2027		1,700	1,666
Wynn Resorts Finance LLC
5.125% due 10/01/2029		875	830
7.125% due 02/15/2031		25	26
Xerox Holdings Corp. 8.875% due 11/30/2029		100	102
XPO, Inc. 7.125% due 02/01/2032		600	618
Yum! Brands, Inc. 4.625% due 01/31/2032		2,000	1,848
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		700	577
ZF North America Capital, Inc. 7.125% due 04/14/2030		600	633
ZipRecruiter, Inc. 5.000% due 01/15/2030		1,900	1,675
ZoomInfo Technologies LLC 3.875% due 02/01/2029		300	270

			357,280

UTILITIES 3.4%
Antero Midstream Partners LP
5.375% due 06/15/2029		900	866
5.750% due 03/01/2027		425	420
6.625% due 02/01/2032		1,075	1,081
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		75	69
Blue Racer Midstream LLC 6.625% due 07/15/2026		1,000	998
Calpine Corp.
3.750% due 03/01/2031		1,325	1,162
4.500% due 02/15/2028		1,100	1,044
Clearway Energy Operating LLC
3.750% due 02/15/2031		500	430
3.750% due 01/15/2032		1,000	842
4.750% due 03/15/2028		500	476
Electricite de France SA 9.125% due 03/15/2033 •(c)		500	552
Embarq Corp. 7.995% due 06/01/2036		1,000	544

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

FirstEnergy Corp.
3.400% due 03/01/2050		750	518
4.150% due 07/15/2027		500	480
Genesis Energy LP
8.000% due 01/15/2027		750	759
8.250% due 01/15/2029		725	745
Lumen Technologies, Inc.
4.125% due 04/15/2029		213	135
4.125% due 04/15/2030		213	133
NRG Energy, Inc. 5.250% due 06/15/2029		25	24
PBF Holding Co. LLC
6.000% due 02/15/2028		600	591
7.875% due 09/15/2030		200	208
Tallgrass Energy Partners LP
5.500% due 01/15/2028		500	482
6.000% due 12/31/2030		500	475
7.375% due 02/15/2029		900	906
TerraForm Power Operating LLC
4.750% due 01/15/2030		250	229
5.000% due 01/31/2028		1,000	953
Vistra Operations Co. LLC
5.000% due 07/31/2027		1,000	969
5.625% due 02/15/2027		1,000	985
Vodafone Group PLC 5.125% due 06/04/2081 •		550	416

			17,492

Total Corporate Bonds & Notes (Cost $447,363)			438,625

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	900	706

Total Convertible Bonds & Notes (Cost $766)			706

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Notes
4.125% due 09/30/2027 (h)		$10,900	10,817

Total U.S. Treasury Obligations (Cost $10,860)			10,817

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 4.200% due 11/25/2036 ~		232	106
Countrywide Alternative Loan Trust 5.903% due 05/20/2046 •		35	29
Countrywide Home Loan Mortgage Pass-Through Trust
3.778% due 05/20/2036 ~		101	93
6.084% due 03/25/2035 •		16	14
GSR Mortgage Loan Trust 5.873% due 04/25/2035 «~		1	1
IndyMac IMSC Mortgage Loan Trust 6.000% due 07/25/2037		190	133
WaMu Mortgage Pass-Through Certificates Trust 4.279% due 12/25/2036 ~		119	105

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 6.059% due 05/25/2046 •	11	8

Total Non-Agency Mortgage-Backed Securities (Cost $467)		489

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust 3.422% due 01/25/2037 •	63	20

Total Asset-Backed Securities (Cost $48)		20

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (e) 0.1%		493

Total Short-Term Instruments (Cost $493)		493

Total Investments in Securities (Cost $502,673)		494,177

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	2,634,844	25,629

Total Short-Term Instruments (Cost $25,623)		25,629

Total Investments in Affiliates (Cost $25,623)		25,629

Total Investments 101.2% (Cost $528,296)		$519,806
Financial Derivative Instruments (g)(i) 0.0%(Cost or Premiums, net $1,108)		149
Other Assets and Liabilities, net (1.2)%		(6,162)

Net Assets 100.0%		$513,793

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$493	U.S. Treasury Notes 5.000% due 09/30/2025	$(503)	$493	$493

Total Repurchase Agreements	$(503)	$493	$493

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(2.000)%	07/28/2023	TBD(3)	$(1,025)	$(1,011)

Total Reverse Repurchase Agreements	$(1,011)

(f)	Securities with an aggregate market value of $1,338 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(1,391) at a weighted average interest rate of (0.656%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2024	6	$1,227	$(1)	$0	$(1)
U.S. Treasury 10-Year Note June Futures	06/2024	33	3,656	22	0	(3)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	98	11,232	61	1	0

$82	$1	$(4)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2024	33	$(4,749)	$(69)	$0	$(22)
U.S. Treasury 5-Year Note June Futures	06/2024	99	(10,595)	5	12	0

$(64)	$12	$(22)

Total Futures Contracts	$18	$13	$(26)

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2024	0.639%	$300	$11	$(1)	$10	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	1.941	1,700	97	79	176	3	0
Calpine Corp.	5.000	Quarterly	06/20/2028	2.039	1,200	88	45	133	3	0

$196	$123	$319	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$15,642	$964	$214	$1,178	$5	$0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	4,300	305	12	317	1	(1)

$1,269	$226	$1,495	$6	$(1)

Total Swap Agreements	$1,465	$349	$1,814	$12	$(1)

(h)	Securities with an aggregate market value of $3,712 and cash of $1,272 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2024	EUR	649	$703	$3	$0
BPS	04/2024	701	759	3	0
04/2024	GBP	1,042	1,323	8	0
BRC	05/2024	1,042	1,318	2	0
CBK	04/2024	EUR	81	88	1	0
FAR	04/2024	4,548	4,944	37	0
MYI	04/2024	$6,470	EUR	5,979	0	(20)
05/2024	EUR	5,979	$6,478	20	0

Total Forward Foreign Currency Contracts	$74	$(20)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.128% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	$18,300	$(228)	$291	$63	$0
Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.128% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	10,300	(129)	163	34	0

Total Swap Agreements	$(357)	$454	$97	$0

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2024 (Unaudited)

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$41,679	$1,348	$43,027
Corporate Bonds & Notes
Banking & Finance	0	63,853	0	63,853
Industrials	0	357,280	0	357,280
Utilities	0	17,492	0	17,492
Convertible Bonds & Notes
Industrials	0	706	0	706
U.S. Treasury Obligations	0	10,817	0	10,817
Non-Agency Mortgage-Backed Securities	0	488	1	489
Asset-Backed Securities	0	20	0	20
Short-Term Instruments
Repurchase Agreements	0	493	0	493

	$0	$492,828	$1,349	$494,177
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,629	$0	$0	$25,629

Total Investments	$25,629	$492,828	$1,349	$519,806

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	171	0	171

	$0	$196	$0	$196
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(5)	0	(27)
Over the counter	0	(20)	0	(20)

	$(22)	$(25)	$0	$(47)

Total Financial Derivative Instruments	$(22)	$171	$0	$149

Totals	$25,607	$492,999	$1,349	$519,955

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$21,047	$63,179	$(58,600)	$3	$0	$25,629	$273	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	CBK	Citibank N.A.	FICC	Fixed Income Clearing Corporation
BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC

Currency Abbreviations:
EUR	Euro	GBP	British Pound	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	TSFR1M	Term SOFR 1-Month	TSFR03M	Term SOFR 3-Month

Other Abbreviations:
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined
DAC	Designated Activity Company	TBA	To-Be-Announced	TBD%	Interest rate to be determined when loan settles or at the time of funding
LIBOR	London Interbank Offered Rate

Schedule of Investments PIMCO Income Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.8%
Amsurg
10.123% (TSFR03M + 4.750%) due 11/03/2028 «~		$664	$664
14.248% due 07/20/2026 «~		4,269	4,269
Emerald TopCo, Inc. 8.832% (TSFR1M + 3.500%) due 07/24/2026 ~		15	15
Envalior Finance GmbH 10.813% (TSFR03M + 5.500%) due 03/29/2030 ~		1,287	1,200
Lealand Finance Co. BV 8.442% (TSFR1M + 3.000%) due 06/28/2024 ~		6	3
Lealand Finance Co. BV (6.441% Cash and 3.000% PIK) 9.441% due 06/30/2025 (b)		15	6
Market Bidco Ltd. 8.651% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	1,545	1,626
Poseidon Bidco SASU 8.902% (EUR003M + 5.000%) due 03/13/2030 ~		1,000	1,062
Softbank Vision Fund 6.000% due 12/23/2025 «		$1,764	1,685
Syniverse Holdings, Inc. 12.302% (TSFR03M + 7.000%) due 05/13/2027 ~		926	887
TransDigm, Inc.
8.059% (TSFR03M + 3.250%) due 02/22/2027 ~		741	743
8.570% (TSFR03M + 3.250%) due 08/24/2028 ~		3,026	3,040
U.S. Renal Care, Inc. 10.442% (TSFR1M + 5.000%) due 06/20/2028 ~		120	105
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		9	6
Windstream Services LLC 11.680% due 09/21/2027		1,635	1,601

Total Loan Participations and Assignments (Cost $16,539)			16,912

CORPORATE BONDS & NOTES 12.7%
BANKING & FINANCE 7.5%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,970	1,753
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	1,515	1,554
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	400	106
Banco Santander SA 6.607% due 11/07/2028		$2,500	2,644
Bank of America Corp.
3.824% due 01/20/2028 •		800	771
5.288% due 04/25/2034 •		2,700	2,693
Barclays PLC
6.224% due 05/09/2034 •		754	778
7.437% due 11/02/2033 •		2,438	2,710
BPCE SA
6.612% due 10/19/2027 •		1,250	1,277
6.714% due 10/19/2029 •		1,250	1,308
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(c)		560	37
5.125% due 01/17/2025 ^(c)		600	41
Credit Suisse AG AT1 Claim		2,845	327
Deutsche Bank AG
3.547% due 09/18/2031 •		700	617
6.720% due 01/18/2029 •		400	414
EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	10
GLP Capital LP
4.000% due 01/15/2031		1,485	1,326
5.250% due 06/01/2025		15	15
5.300% due 01/15/2029		66	65
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,640	1,415
3.973% due 05/22/2030 •		200	187
5.402% due 08/11/2033 •		3,300	3,292
Intesa Sanpaolo SpA 7.200% due 11/28/2033		1,300	1,401

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

JPMorgan Chase & Co. 6.087% due 10/23/2029 •		1,200	1,248
Morgan Stanley
0.000% due 04/02/2032 þ(i)		300	188
5.123% due 02/01/2029 •		2,029	2,025
Nationwide Building Society 6.557% due 10/18/2027 •		2,500	2,566
NatWest Group PLC
4.445% due 05/08/2030 •		400	381
4.892% due 05/18/2029 •		200	196
5.076% due 01/27/2030 •		200	197
5.516% due 09/30/2028 •		2,200	2,202
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		1,500	1,390
Societe Generale SA 6.691% due 01/10/2034 •		2,400	2,519
UBS Group AG
2.125% due 10/13/2026 •	EUR	200	210
3.091% due 05/14/2032 •		$520	443
4.932% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	100	108
5.959% due 01/12/2034 •		$4,424	4,541
6.373% due 07/15/2026 •		500	504
6.442% due 08/11/2028 •		300	309
6.537% due 08/12/2033 •		500	527
Uniti Group LP 10.500% due 02/15/2028		473	491
Wells Fargo & Co. 2.393% due 06/02/2028 •		1,100	1,007

			45,798

INDUSTRIALS 3.5%
American Airlines Pass-Through Trust
3.350% due 04/15/2031		14	13
4.000% due 01/15/2027		368	357
Bayer U.S. Finance LLC 6.500% due 11/21/2033		2,940	2,993
Boeing Co. 5.150% due 05/01/2030		1,400	1,355
British Airways Pass-Through Trust 4.625% due 12/20/2025		35	35
Broadcom, Inc. 3.469% due 04/15/2034		796	682
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (b)		636	613
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (b)		959	920
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (b)		1,139	1,126
CVS Pass-Through Trust 5.789% due 01/10/2026		78	78
DISH DBS Corp. 5.750% due 12/01/2028		2,630	1,812
Energy Transfer LP 4.950% due 05/15/2028		9	9
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (b)		28	4
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		2,104	1,960
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	900	916
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	9	11
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^		$385	37
5.500% due 04/12/2037 ^		382	36
6.000% due 05/16/2024 ^		141	13
6.000% due 11/15/2026 ^		63	6
9.750% due 05/17/2035 ^		100	12
Petroleos Mexicanos 6.700% due 02/16/2032		3,081	2,564
Prosus NV 2.778% due 01/19/2034	EUR	2,456	2,150
Topaz Solar Farms LLC
4.875% due 09/30/2039		$26	23
5.750% due 09/30/2039		187	187
U.S. Renal Care, Inc. 10.625% due 06/28/2028		13	12
United Airlines Pass-Through Trust
4.150% due 10/11/2025		3	3
5.875% due 04/15/2029		2,077	2,072

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029	1,500	1,352

		21,351

UTILITIES 1.7%
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	1,500	803
Pacific Gas & Electric Co.
3.150% due 01/01/2026	2,072	1,993
3.250% due 06/01/2031	3,895	3,384
3.300% due 03/15/2027	90	85
3.400% due 08/15/2024	159	157
4.200% due 03/01/2029	1,100	1,045
4.300% due 03/15/2045	1,926	1,524
4.500% due 12/15/2041	11	9
4.550% due 07/01/2030	1,259	1,197

		10,197

Total Corporate Bonds & Notes (Cost $82,365)		77,346

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	34	36
6.725% due 04/01/2035	9	10
7.350% due 07/01/2035	9	9

		55

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	39	22

Total Municipal Bonds & Notes (Cost $77)		77

U.S. GOVERNMENT AGENCIES 51.0%
Freddie Mac 3.000% due 06/01/2046 - 01/01/2049	2,067	1,819
Ginnie Mae
2.500% due 04/20/2052	435	371
4.500% due 12/20/2053	298	286
5.500% due 07/20/2053 - 08/20/2053	3,232	3,230
6.600% due 09/20/2066 ~	180	184
Ginnie Mae, TBA
3.500% due 04/01/2054	3,200	2,912
4.000% due 04/01/2054	800	749
4.500% due 05/01/2054	2,900	2,788
5.000% due 04/01/2054	2,000	1,966
Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 02/01/2034	239	226
4.000% due 08/01/2042 - 07/01/2050	2,556	2,407
4.500% due 10/01/2050 - 07/01/2053	1,935	1,864
5.500% due 11/01/2052 - 01/01/2053	1,228	1,224
6.000% due 11/01/2052 - 01/01/2054	14,083	14,231
6.500% due 10/01/2053 - 01/01/2054	51,889	53,037
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2039 - 04/01/2054	13,600	11,723
3.500% due 04/01/2054 - 05/01/2054	28,700	25,692
4.000% due 05/01/2054	45,700	42,343
4.500% due 05/01/2054	12,600	12,004
5.000% due 04/01/2054 - 05/01/2054	39,100	38,161
5.500% due 04/01/2054 - 05/01/2054	28,500	28,361
6.000% due 05/01/2054	44,800	45,203
6.500% due 04/01/2054	19,500	19,925

Total U.S. Government Agencies (Cost $311,131)		310,706

U.S. TREASURY OBLIGATIONS 14.1%
U.S. Treasury Bonds
2.875% due 11/15/2046	1,400	1,079
3.000% due 08/15/2048	10	8
3.000% due 02/15/2049	500	390
4.375% due 08/15/2043	1,600	1,582
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024	8,688	8,699
0.125% due 10/15/2024	6,370	6,331
0.125% due 04/15/2025	2,152	2,099
0.125% due 07/15/2030	1,804	1,626
0.125% due 01/15/2031	118	105
0.125% due 07/15/2031	3,164	2,801
0.125% due 01/15/2032 (n)	334	292
0.125% due 02/15/2051	1,895	1,135

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

0.250% due 01/15/2025		18,505	18,190
0.250% due 07/15/2029		3,764	3,472
0.250% due 02/15/2050		720	455
0.375% due 07/15/2025		282	276
0.375% due 01/15/2027		216	206
0.375% due 07/15/2027		63	60
0.625% due 07/15/2032		4,458	4,044
0.750% due 07/15/2028		873	835
0.750% due 02/15/2042		136	109
0.750% due 02/15/2045		786	604
0.875% due 01/15/2029		2,304	2,198
0.875% due 02/15/2047		894	690
1.000% due 02/15/2046		260	209
1.000% due 02/15/2048		875	690
1.000% due 02/15/2049		2,083	1,634
1.125% due 01/15/2033		311	291
1.375% due 07/15/2033		6,803	6,532
1.375% due 02/15/2044		132	116
1.500% due 02/15/2053		1,245	1,088
2.375% due 01/15/2025		707	706
U.S. Treasury Notes
0.375% due 09/30/2027 (n)		340	297
0.500% due 10/31/2027		300	262
0.625% due 11/30/2027		4,140	3,624
0.625% due 12/31/2027		1,750	1,528
0.750% due 01/31/2028		1,600	1,400
2.500% due 05/15/2024 (l)(n)		2,049	2,042
2.500% due 01/31/2025 (n)		4,800	4,698
2.625% due 01/31/2026 (l)		3,500	3,374

Total U.S. Treasury Obligations (Cost $91,186)			85,777

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.2%
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,155	923
Avon Finance PLC 6.123% due 12/28/2049 •	GBP	4,558	5,754
Bear Stearns ALT-A Trust 5.764% due 06/25/2046 •		$3,267	2,860
Bridgegate Funding PLC 7.472% due 10/16/2062 •	GBP	8,737	11,230
BX Trust 7.393% due 05/15/2030 •		$3,365	3,359
Chase Home Lending Mortgage Trust 3.500% due 06/25/2062 ~		4,651	4,197
Chase Mortgage Finance Trust 4.734% due 12/25/2035 ~		184	170
CIM Trust 5.000% due 05/25/2062 ~		4,216	4,163
CitiMortgage Alternative Loan Trust 6.000% due 03/25/2037 •		1,369	1,224
Countrywide Alternative Loan Trust
5.764% due 11/25/2036 •		4,146	3,502
6.500% due 09/25/2037		8,564	3,296
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.288% due 11/30/2037 ~		6,862	6,232
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		4,538	4,532
Eurohome U.K. Mortgages PLC 5.693% due 09/15/2044 •	GBP	2,825	3,462
Eurosail PLC 6.292% due 06/13/2045 •		604	760
Extended Stay America Trust 6.519% due 07/15/2038 •		$4,571	4,573
Grifonas Finance PLC 4.181% due 08/28/2039 •	EUR	552	578
HarborView Mortgage Loan Trust 5.921% due 03/19/2036 •		$40	37
Hilton Orlando Trust 6.922% due 12/15/2034 •		1,400	1,400
JP Morgan Chase Commercial Mortgage Securities Trust 7.235% due 10/05/2040		2,600	2,720
JP Morgan Mortgage Trust 5.990% due 07/25/2064 ~		6,000	6,022
Legacy Mortgage Asset Trust 7.195% due 01/28/2070 •		171	171
LUXE Commercial Mortgage Trust 7.194% due 10/15/2038 •		5,081	5,080
MASTR Adjustable Rate Mortgages Trust 6.544% due 09/25/2037 •		11,500	5,064
MFA Trust 4.400% due 03/25/2068 þ		4,123	4,004
Morgan Stanley Capital Trust
6.440% due 05/15/2036 •		1,400	1,324
7.817% due 12/15/2038 •		2,645	2,276

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

OBX Trust 6.294% due 04/25/2048 •		15	15
PRPM LLC 3.750% due 03/25/2054 þ(a)		3,200	3,035
RBSSP Resecuritization Trust 3.992% due 12/26/2036 ~		378	348
SFO Commercial Mortgage Trust 8.339% due 05/15/2038 •		2,400	1,994
Stratton Mortgage Funding PLC 7.723% due 03/12/2052 •	GBP	1,200	1,522
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$2,571	2,406
Verus Securitization Trust 6.259% due 12/25/2068 þ		2,598	2,608
WaMu Mortgage Pass-Through Certificates Trust 5.641% due 03/25/2033 ~		33	31
Washington Mutual Mortgage Pass-Through Certificates Trust 5.939% due 10/25/2046 •		1,914	1,464
WSTN Trust 6.297% due 07/05/2037 ~		2,500	2,523

Total Non-Agency Mortgage-Backed Securities (Cost $108,895)			104,859

ASSET-BACKED SECURITIES 34.7%
ABFC Trust 5.724% due 11/25/2036 •		3,704	2,192
Aegis Asset-Backed Securities Trust
5.614% due 01/25/2037 •		3,284	2,421
7.274% due 12/25/2034 •		899	785
AGL CLO Ltd. 6.779% due 07/20/2034 •		2,500	2,503
ALESCO Preferred Funding Ltd. 6.062% due 12/23/2034 •		77	77
Allegro CLO Ltd. 0.000% due 01/19/2033 •(a)		3,000	3,000
Ameriquest Mortgage Securities Trust 5.954% due 04/25/2036 «•		38	37
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.539% due 09/25/2034 •		1,815	1,635
Argent Securities Trust 5.924% due 07/25/2036 •		13,873	3,619
Asset-Backed Securities Corp. Home Equity Loan Trust 6.419% due 06/25/2035 •		11,000	9,525
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/2025		2,500	2,485
Bain Capital Credit CLO Ltd. 6.678% due 10/17/2032 •		3,000	3,000
Ballyrock CLO Ltd. 6.709% due 07/20/2034 •		2,500	2,499
Bear Stearns Asset-Backed Securities Trust
6.069% due 12/25/2034 •		6,638	6,478
6.179% due 09/25/2035 •		533	530
Carlyle Global Market Strategies CLO Ltd.
0.000% due 07/20/2032 •(a)		3,000	3,000
6.659% due 01/20/2032 •		1,843	1,847
Carlyle U.S. CLO Ltd. 6.681% due 01/25/2033 •		2,000	2,004
Carvana Auto Receivables Trust
5.820% due 08/10/2028		2,500	2,516
6.160% due 10/10/2028		2,500	2,537
CIFC Funding Ltd. 6.716% due 07/15/2036 •		2,500	2,505
Citigroup Mortgage Loan Trust
5.704% due 03/25/2037 •		17	15
5.764% due 12/25/2036 •		1,288	707
5.964% due 03/25/2036 •		1,850	1,658
6.074% due 02/25/2035 •		1,904	1,750
6.134% due 10/25/2035 •		900	806
6.179% due 09/25/2035 •		877	864
Countrywide Asset-Backed Certificates Trust
5.201% due 05/25/2036 •		9,800	9,427
5.584% due 06/25/2035 •		1,181	1,046
5.584% due 06/25/2047 •		863	790
5.664% due 06/25/2037 •		801	773
5.664% due 06/25/2047 •		480	456
5.724% due 05/25/2037 •		989	905
5.724% due 04/25/2047 •		942	904
5.879% due 01/25/2045 •		1,023	933
5.884% due 05/25/2037 •		1,259	1,182
EFS Volunteer LLC 6.473% due 10/25/2035 •		40	40
First Franklin Mortgage Loan Trust 5.564% due 12/25/2036 •		412	388
First Investors Auto Owner Trust 6.440% due 10/16/2028		2,065	2,081

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

Fremont Home Loan Trust 6.059% due 11/25/2035 •		2,300	2,039
GLS Auto Select Receivables Trust 6.370% due 06/15/2028		2,404	2,422
Golub Capital Partners CLO Ltd. 0.000% due 04/20/2033 •(a)		3,000	3,000
GSAMP Trust
6.089% due 11/25/2035 •		2,243	2,008
6.344% due 11/25/2035 •		1,827	1,730
Home Equity Mortgage Loan Asset-Backed Trust
5.664% due 04/25/2037 •		1,561	1,173
6.044% due 03/25/2036 •		4,148	3,629
HSI Asset Securitization Corp. Trust
5.584% due 12/25/2036 •		925	780
5.584% due 01/25/2037 •		2,454	1,825
5.594% due 12/25/2036 •		3,447	3,056
5.664% due 12/25/2036 •		971	260
IXIS Real Estate Capital Trust 5.744% due 01/25/2037 •		3,532	1,268
KKR CLO Ltd. 6.896% due 01/15/2032 •		2,800	2,806
LCCM Trust 6.890% due 11/15/2038 •		3,957	3,904
Lendmark Funding Trust 5.530% due 06/21/2032		1,400	1,409
Long Beach Mortgage Loan Trust 5.744% due 11/25/2036 •		420	297
Magnetite Ltd.
6.786% due 01/25/2032 •		2,500	2,502
6.935% due 10/25/2033 •		2,500	2,510
MASTR Asset-Backed Securities Trust 6.594% due 08/25/2037 •		1,534	1,293
Merrill Lynch Mortgage Investors Trust 5.584% due 04/25/2047 •		4,656	1,905
Morgan Stanley ABS Capital, Inc. Trust
5.514% due 10/25/2036 •		2,012	1,073
5.524% due 11/25/2036 •		4,042	2,329
5.984% due 12/25/2034 •		1,002	901
5.984% due 03/25/2036 •		840	807
6.044% due 12/25/2034 •		754	677
Nassau Ltd. 6.826% due 01/15/2030 •		1,623	1,625
Nelnet Student Loan Trust
5.884% due 09/27/2066 •		2,915	2,911
7.519% due 02/20/2041 •		2,039	2,043
New Century Home Equity Loan Trust 6.374% due 11/25/2034 •		7,955	7,814
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.594% due 07/25/2036 •		458	417
NovaStar Mortgage Funding Trust 5.984% due 05/25/2036 •		4,400	4,137
OCP CLO Ltd. 6.567% due 01/15/2033 •		3,000	3,001
Option One Mortgage Loan Trust
5.664% due 04/25/2037 •		1,139	790
5.984% due 01/25/2036 •		5,000	4,544
Pagaya AI Debt Selection Trust 7.128% due 06/16/2031		1,816	1,822
Palmer Square European Loan Funding DAC 5.494% due 05/15/2033 •	EUR	2,250	2,428
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.494% due 09/25/2034 •		$629	622
PRET LLC
1.868% due 07/25/2051 þ		3,541	3,428
8.232% due 09/25/2053 þ		4,538	4,597
RAAC Trust 6.134% due 11/25/2036 «•		1	1
Reach ABS Trust 6.300% due 02/18/2031		1,243	1,246
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		4,629	1,511
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032		4,605	4,636
Residential Asset Mortgage Products Trust 6.569% due 06/25/2035 •		2,600	2,494
Residential Asset Securities Corp. Trust
6.044% due 02/25/2036 •		371	366
6.124% due 05/25/2037 •		190	186
6.149% due 10/25/2035 •		2,000	1,711
Saxon Asset Securities Trust
6.419% due 12/26/2034 •		629	554
7.194% due 12/25/2037 •		772	722
SLM Private Credit Student Loan Trust 5.921% due 06/15/2039 •		1,898	1,858
SMB Private Education Loan Trust 6.769% due 02/16/2055 •		3,379	3,391

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

Soundview Home Loan Trust
5.554% due 02/25/2037 •		1,038	288
5.849% due 12/25/2036 •		1,591	1,552
6.194% due 01/25/2035 •		4,713	4,262
6.419% due 11/25/2035 •		1,988	1,919
Structured Asset Securities Corp. 6.149% due 02/25/2035 •		840	825
Structured Asset Securities Corp. Mortgage Loan Trust
5.714% due 07/25/2036 •		119	118
5.969% due 07/25/2036 •		915	873
6.044% due 01/25/2037 •		3,284	2,632
6.444% due 04/25/2031 •		4,114	4,051
Symphony CLO Ltd. 6.677% due 07/23/2033 •		5,250	5,260
Trinitas CLO Ltd. 6.699% due 01/20/2032 •		2,406	2,411
Voya CLO Ltd. 6.658% due 10/17/2032 •		2,700	2,700

Total Asset-Backed Securities (Cost $215,283)			211,269

SOVEREIGN ISSUES 4.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		1,437	733
1.000% due 07/09/2029		125	67
3.500% due 07/09/2041 þ		5,071	2,051
3.625% due 07/09/2035 þ		1,606	669
4.250% due 01/09/2038 þ		82	38
Argentina Treasury Bond BONCER 0.000% due 06/30/2025 (f)	ARS	32,395	45
Israel Government International Bond 5.500% due 03/12/2034		$2,900	2,876
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	38,311	1,986
3.000% due 12/03/2026 (g)		32,710	1,827
4.000% due 11/30/2028 (g)		3,003	172
4.000% due 08/24/2034 (g)		1,623	91
7.500% due 06/03/2027		9,200	524
7.750% due 05/29/2031		1,700	94
8.500% due 03/01/2029		10,500	612
8.500% due 05/31/2029		6,800	397
Peru Government International Bond
5.400% due 08/12/2034	PEN	71	16
6.150% due 08/12/2032		27	7
6.950% due 08/12/2031		20	5
Provincia de Buenos Aires 106.588% due 04/12/2025	ARS	97	0
Romania Government International Bond
3.750% due 02/07/2034	EUR	760	722
5.500% due 09/18/2028		1,200	1,337
Russia Government International Bond
4.250% due 06/23/2027		$600	450
4.750% due 05/27/2026		1,000	825
5.100% due 03/28/2035		400	272
5.250% due 06/23/2047		1,600	899
5.625% due 04/04/2042		2,000	1,331
7.500% due 03/31/2030		53	38
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	70,900	3,851
Turkey Government International Bond
4.250% due 03/13/2025		$800	790
5.250% due 03/13/2030		600	544
7.625% due 04/26/2029		700	715
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		43	6
7.650% due 04/21/2025 ^(c)		105	16
8.250% due 10/13/2024 ^(c)		157	23
9.250% due 09/15/2027 ^(c)		143	26
9.250% due 05/07/2028 ^(c)		83	14
11.750% due 10/21/2026 ^(c)		10	2
11.950% due 08/05/2031 ^(c)		300	53

Total Sovereign Issues (Cost $25,210)			24,124

		SHARES
COMMON STOCKS 0.5%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)		133,771	221
iHeartMedia, Inc. 'A' (d)		31,404	65

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

iHeartMedia, Inc. 'B' «(d)		24,427	46

			332

FINANCIALS 0.1%
Intelsat Emergence SA «(i)		28,556	783

HEALTH CARE 0.2%
Amsurg Equity «(d)(i)		22,386	1,107

INDUSTRIALS 0.1%
Neiman Marcus Group Ltd. LLC «(d)(i)		5,701	834
Westmoreland Mining Holdings «(d)(i)		237	1
Westmoreland Mining LLC «(d)(i)		240	1

			836

UTILITIES 0.0%
Windstream Units «(d)		1,684	53

Total Common Stocks (Cost $4,872)			3,111

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		398	1

Total Warrants (Cost $125)			1

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		1,669,650	1,911

Total Preferred Securities (Cost $2,463)			1,911

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Uniti Group, Inc.		1,155	7

Total Real Estate Investment Trusts (Cost $7)			7

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (j) 0.3%			1,931

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	40,108	42

U.S. TREASURY BILLS 0.1%
5.372% due 05/09/2024 - 06/20/2024 (e)(f)(n)		$650	645

Total Short-Term Instruments (Cost $2,622)			2,618

Total Investments in Securities (Cost $860,775)			838,718

		SHARES
INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III		1,471,894	14,317

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $14,317)	14,317

Total Investments in Affiliates (Cost $14,317)	14,317

Total Investments 140.1% (Cost $875,092)	$853,035
Financial Derivative Instruments (k)(m) (0.0)%(Cost or Premiums, net $(1,616))	(154)
Other Assets and Liabilities, net (40.1)%	(243,841)

Net Assets 100.0%	$609,040

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							When-issued security.
(b)							Payment in-kind security.
(c)							Security is not accruing income as of the date of this report.
(d)							Security did not produce income within the last twelve months.
(e)							Coupon represents a weighted average yield to maturity.
(f)							Zero coupon security.
(g)							Principal amount of security is adjusted for inflation.
(h)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity					11/02/2023 - 11/06/2023		$935	$1,107	0.18%
Intelsat Emergence SA					06/19/2017 - 02/23/2024		2,094	783	0.13
Morgan Stanley 0.000% due 04/02/2032					02/11/2020		265	188	0.03
Neiman Marcus Group Ltd. LLC					09/25/2020		183	834	0.14
Westmoreland Mining Holdings					03/26/2019		1	1	0.00
Westmoreland Mining LLC					06/30/2023		2	1	0.00

							$3,480	$2,914	0.48%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$1,931	U.S. Treasury Notes 5.000% due 09/30/2025		$(1,970)	$1,931	$1,932

Total Repurchase Agreements							$(1,970)	$1,931	$1,932

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.9)%
Ginnie Mae, TBA					2.500%	04/01/2054	$300	$(258)	$(256)
Ginnie Mae, TBA					5.500	04/01/2054	2,400	(2,379)	(2,398)
Uniform Mortgage-Backed Security, TBA					2.000	05/01/2054	3,200	(2,539)	(2,536)

Total Short Sales (0.9)%								$(5,176)	$(5,190)

(1)							Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(26,115) at a weighted average interest rate of 5.436%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May Futures	$108.500	04/26/2024	4	$4	$(1)	$0
Put - CBOT U.S. Treasury 10-Year Note May Futures	109.000	04/26/2024	7	7	(2)	(1)
Call - CBOT U.S. Treasury 10-Year Note May Futures	111.500	04/26/2024	4	4	(2)	(2)
Call - CBOT U.S. Treasury 10-Year Note May Futures	113.000	04/26/2024	7	7	(4)	(1)

Total Written Options	$(9)	$(4)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2024	75	$15,336	$(17)	$0	$(15)
U.S. Treasury 5-Year Note June Futures	06/2024	30	3,210	9	0	(4)
U.S. Treasury 10-Year Note June Futures	06/2024	513	56,839	193	0	(40)

$185	$0	$(59)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	11	$(2,624)	$64	$2	$0
3-Month SOFR Active Contract December Futures	03/2026	11	(2,647)	44	1	0
3-Month SOFR Active Contract June Futures	09/2024	13	(3,083)	89	1	0
3-Month SOFR Active Contract June Futures	09/2025	10	(2,398)	47	2	0
3-Month SOFR Active Contract March Futures	06/2024	17	(4,024)	118	0	0
3-Month SOFR Active Contract March Futures	06/2025	9	(2,153)	48	1	0
3-Month SOFR Active Contract March Futures	06/2026	10	(2,408)	37	1	0
3-Month SOFR Active Contract September Futures	12/2024	12	(2,854)	76	1	0
3-Month SOFR Active Contract September Futures	12/2025	9	(2,163)	39	1	0
Australia Government 10-Year Bond June Futures	06/2024	34	(2,583)	2	0	(13)
Japan Government 10-Year Bond June Futures	06/2024	1	(962)	0	1	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	30	(3,438)	(34)	0	0
U.S. Treasury Long-Term Bond June Futures	06/2024	53	(6,383)	(125)	0	(13)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	51	(6,579)	(158)	0	(24)

$247	$11	$(51)

Total Futures Contracts	$432	$11	$(110)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.164%	EUR	1,800	$50	$(15)	$35	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.438	$900	11	(2)	9	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.595	200	(1)	4	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.284	200	7	5	12	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.576	200	9	10	19	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.871	400	21	29	50	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.170	2,000	8	28	36	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.261	1,200	4	3	7	0	0

$109	$62	$171	$1	$0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-31 5-Year Index	1.000%	Quarterly		06/20/2024		$430	$(11)	$12	$1	$0	$0
CDX.EM-32 5-Year Index	1.000	Quarterly		12/20/2024		340	(10)	12	2	0	0
CDX.EM-34 5-Year Index	1.000	Quarterly		12/20/2025		828	(27)	18	(9)	1	0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		4,324	(162)	140	(22)	1	0
CDX.EM-38 5-Year Index	1.000	Quarterly		12/20/2027		400	(33)	28	(5)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly		06/20/2028		200	(14)	10	(4)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028		2,600	(124)	62	(62)	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly		06/20/2026		2,522	214	(35)	179	0	(1)
CDX.HY-37 5-Year Index	5.000	Quarterly		12/20/2026		1,067	58	27	85	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly		06/20/2028		99	0	7	7	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly		12/20/2028		15,642	92	1,086	1,178	4	0
CDX.HY-42 5-Year Index	5.000	Quarterly		06/20/2029		4,300	305	12	317	1	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		200	1	4	5	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		9,600	114	108	222	1	0
CDX.IG-42 5-Year Index	1.000	Quarterly		06/20/2029		15,700	351	9	360	1	0

							$754	$1,500	$2,254	$9	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	16,500	$326	$28	$354	$36	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	0	(1)	0	(1)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		3,400	(54)	(9)	(63)	0	(20)
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		100	(1)	(57)	(58)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		100	(1)	(56)	(57)	1	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		200	(4)	(1)	(5)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	0	(5)	(5)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		430,000	9	60	69	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		4,351,000	210	582	792	0	(20)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		541,400	2	79	81	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		258,000	69	136	205	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		46,000	0	24	24	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024		$194,940	(309)	(310)	(619)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024		82,150	(61)	43	(18)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2024		17,500	(553)	548	(5)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	06/20/2024		3,100	(16)	(30)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024		1,700	(9)	(15)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024		6,800	(36)	(58)	(94)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024		3,900	(21)	(30)	(51)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		700	(5)	(12)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		800	(5)	(15)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		600	(4)	(10)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		600	(4)	(9)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		600	(4)	(9)	(13)	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	600	(4)	(9)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	600	(4)	(10)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	600	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	600	(4)	(9)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	1,000	(7)	(16)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	600	(4)	(10)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	1,000	(6)	(19)	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	1,300	(5)	(15)	(20)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	1,300	(5)	(17)	(22)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	1,300	(4)	(17)	(21)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	1,300	(4)	(16)	(20)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024	2,400	(87)	126	39	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	20,400	(1)	572	571	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	10,200	1	288	289	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.300	Semi-Annual	03/16/2025	1,700	(32)	99	67	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.300	Semi-Annual	03/18/2025	1,700	(32)	99	67	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	100,490	(293)	(1,020)	(1,313)	0	(63)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	42,400	5	(209)	(204)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	8,000	102	378	480	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	5,700	1	265	266	7	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026	1,100	0	88	88	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	8,200	76	657	733	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	11,200	(915)	1,255	340	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	1,100	0	39	39	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	12,400	114	(1,154)	(1,040)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026	400	(18)	46	28	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	900	(1)	(78)	(79)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	1,000	(2)	(89)	(91)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	3,500	(1)	326	325	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	500	0	(46)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	15,500	(36)	(1,318)	(1,354)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	1,100	(2)	(92)	(94)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	2,600	(1)	231	230	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	10,200	(27)	(803)	(830)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	700	(1)	(53)	(54)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	1,200	(2)	(77)	(79)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	2,630	88	257	345	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	1,790	0	126	126	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	5,100	(37)	(236)	(273)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027	1,100	(8)	(49)	(57)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	660	47	7	54	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	500	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	400	(1)	49	48	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	3,213	(130)	(344)	(474)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	1,300	(111)	210	99	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	29,180	204	1,210	1,414	52	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,100	(8)	(13)	(21)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	800	(1)	(98)	(99)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	3,066	60	(418)	(358)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	14,450	74	158	232	24	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	578	0	75	75	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	2,100	(6)	(246)	(252)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	300	0	(38)	(38)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	500	(1)	(60)	(61)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	1,200	(3)	(2)	(5)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	400	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	1,100	(35)	23	(12)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,690	225	591	816	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	1,866	115	133	248	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	14,400	(257)	353	96	21	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	800	(71)	158	87	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	800	(45)	153	108	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	4,920	467	65	532	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	2,800	(205)	582	377	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	1,600	(145)	337	192	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	900	(3)	(21)	(24)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	800	(3)	(24)	(27)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	800	(74)	168	94	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Semi-Annual	03/17/2030	800	(42)	160	118	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,800	(996)	4,943	3,947	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	16,590	153	997	1,150	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	1,300	(5)	(45)	(50)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	719	4	129	133	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	4,570	246	(113)	133	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	320	(15)	8	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	4,400	274	659	933	6	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	6,495	(498)	(878)	(1,376)	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,100	(85)	104	19	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	800	(3)	146	143	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	900	(4)	165	161	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	600	(1)	(108)	(109)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	600	(1)	(106)	(107)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	400	(1)	(70)	(71)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	7,000	(143)	1,233	1,090	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	400	(1)	(67)	(68)	0	(1)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	500	(1)	(86)	(87)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	400	(1)	(65)	(66)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	900	(6)	(128)	(134)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	700	(3)	(100)	(103)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	2,400	(12)	(409)	(421)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	1,200	(6)	(199)	(205)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	300	3	35	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	1,980	75	352	427	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	2,170	(188)	(279)	(467)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	4,010	(173)	(536)	(709)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,108	176	196	372	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	11,180	1,312	316	1,628	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	400	(2)	(12)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	500	(2)	(15)	(17)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	400	(2)	(13)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	500	(2)	(16)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	500	(2)	(15)	(17)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	500	(2)	(19)	(21)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	1,000	(4)	(28)	(32)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	45,500	440	1,531	1,971	44	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	600	(2)	(28)	(30)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	19,440	(70)	569	499	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	1,300	(6)	(71)	(77)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,995	60	277	337	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	900	(4)	(34)	(38)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	400	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	400	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	1,000	(4)	(1)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	800	(3)	3	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	800	(3)	18	15	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	600	(2)	13	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	800	(3)	9	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	400	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	400	(2)	9	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	300	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	400	(1)	11	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	200	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	200	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	400	(2)	20	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	400	(2)	(9)	(11)	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		400	(2)	(2)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		400	(2)	0	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,560	(76)	24	(52)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		400	(2)	3	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		400	(2)	10	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		400	(2)	9	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		400	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		200	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		400	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		400	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		200	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		800	(4)	4	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		400	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		400	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		300	(65)	166	101	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		300	(64)	166	102	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(658)	1,268	610	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		3,000	(443)	1,612	1,169	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,200	(251)	669	418	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		900	(274)	529	255	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		400	(4)	(164)	(168)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		2,000	373	537	910	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		500	(7)	192	185	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		4,000	76	(1,392)	(1,316)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		100	(1)	(36)	(37)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		100	(1)	(35)	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(18)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		300	(2)	(17)	(19)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		200	(2)	(1)	(3)	1	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	700	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		1,500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		2,500	0	0	0	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		1,200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		1,200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		2,500	0	1	1	0	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		3,000	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		1,500	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		2,400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		5,600	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		5,600	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		5,500	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		4,400	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		1,100	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		4,600	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		3,270	0	0	0	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		8,600	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		9,900	0	0	0	0	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		2,100	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		800	0	0	0	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		400	0	0	0	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		400	0	0	0	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		200	0	1	1	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		900	0	3	3	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		2,200	0	9	9	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	4,800	(9)	65	56	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/06/2024		2,400	(5)	33	28	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/11/2024		1,600	(3)	22	19	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/13/2024		3,300	(7)	46	39	0	(1)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/26/2024		1,600	(5)	26	21	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024		1,500	(3)	23	20	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		1,500	(3)	24	21	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/16/2024		2,200	(5)	31	26	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/17/2024		1,500	(3)	21	18	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	7,100	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		1,900	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		7,100	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		2,800	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		4,800	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		4,900	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		5,600	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		10,000	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		2,500	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		3,500	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		2,600	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		10,600	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		1,500	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,616)	(296)	2	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(146)	(20)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		4,200	(7)	77	70	15	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		1,400	21	1	22	2	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024	EUR	100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		100	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		100	0	6	6	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		100	0	8	8	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		500	(1)	16	15	1	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		500	(1)	(10)	(11)	0	(1)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		200	0	(5)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		200	0	(4)	(4)	0	(1)
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		600	(1)	(4)	(5)	0	(2)
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		500	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		300	(1)	1	0	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		8,900	134	(24)	110	29	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,800	(4)	300	296	0	(5)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		700	(25)	138	113	0	(2)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(67)	(71)	9	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		300	(1)	25	24	2	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		800	(3)	51	48	4	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		300	(1)	(16)	(17)	0	(2)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		300	(1)	(13)	(14)	0	(2)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(6)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		300	(1)	(18)	(19)	0	(2)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(8)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(7)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		300	(1)	(9)	(10)	0	(2)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		400	(1)	(9)	(10)	0	(2)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	(5)	(6)	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	6	5	2	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		300	(1)	6	5	2	0
Receive(5)	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	(1)	(2)	0	(2)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		3,900	(80)	(9)	(89)	0	(22)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	101	88	0	(2)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	222	159	0	(3)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	587	719	0	(21)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	21,700	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		9,100	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		7,700	0	1	1	0	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		6,100	3	(26)	(23)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	6	(19)	(13)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	28	(80)	(52)	0	(1)
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	12	(27)	(15)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	1	(2)	(1)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	61	(82)	(21)	0	(1)
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	21	(27)	(6)	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	35	(47)	(12)	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		2,600	0	4	4	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,200	0	3	3	0	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		12,100	9	(84)	(75)	0	(1)
Receive	28-Day MXN-TIIE	9.073	Lunar	06/03/2027		5,300	0	2	2	0	0
Receive	28-Day MXN-TIIE	9.260	Lunar	06/03/2027		3,100	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	134	(227)	(93)	0	(2)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	15	(25)	(10)	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	41	(65)	(24)	0	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	(25)	32	7	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	(1)	1	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(142)	181	39	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		300	(2)	3	1	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	(16)	20	4	0	0
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		6,500	(3)	(7)	(10)	0	0
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		11,200	0	(11)	(11)	0	0
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		14,800	0	(17)	(17)	0	0
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		7,500	0	(8)	(8)	0	0
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		3,800	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		22,500	0	(20)	(20)	0	0
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		4,000	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		7,900	0	(6)	(6)	0	0
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		1,600	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		4,000	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		3,900	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		6,700	0	(5)	(5)	0	0
Receive	28-Day MXN-TIIE	8.760	Lunar	03/01/2029		3,200	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.770	Lunar	03/01/2029		1,500	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.780	Lunar	03/01/2029		1,600	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.720	Lunar	03/07/2029		700	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.725	Lunar	03/07/2029		1,900	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	03/07/2029		1,200	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.673	Lunar	05/31/2029		1,300	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.680	Lunar	05/31/2029		1,900	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.681	Lunar	05/31/2029		2,400	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.683	Lunar	05/31/2029		900	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.810	Lunar	05/29/2031		1,700	0	0	0	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,600	7	0	7	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		6,700	28	1	29	0	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,600	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		3,900	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	10	(20)	(10)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	(2)	5	3	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	9	(19)	(10)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	(31)	42	11	0	0
Pay	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	9,400	(160)	72	(88)	0	(5)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(48)	(48)	0	0
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(63)	(61)	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

Pay	UKRPI	4.066	Maturity	09/15/2031	700	(9)	(97)	(106)	1	0
Pay	UKRPI	4.020	Maturity	10/15/2031	400	(2)	(61)	(63)	1	0
Pay	UKRPI	4.140	Maturity	10/15/2031	1,000	(3)	(137)	(140)	2	0
Pay	UKRPI	4.410	Maturity	10/15/2031	500	4	(56)	(52)	1	0
Pay	UKRPI	4.250	Maturity	11/15/2031	900	(8)	(100)	(108)	2	0

$(1,045)	$14,128	$13,083	$556	$(459)

Total Swap Agreements	$(182)	$15,690	$15,508	$566	$(460)

(l)	Securities with an aggregate market value of $5,024 and cash of $5,885 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	06/2024	$7	IDR	111,334	$0	$0
BOA	04/2024	KRW	602,442	$450	3	0
06/2024	324,004	249	8	0
06/2024	$43	IDR	671,905	0	(1)
02/2025	236	MXN	4,307	11	0
BPS	04/2024	BRL	6,234	$1,250	7	0
04/2024	CAD	1,023	754	0	(1)
04/2024	CNH	7,826	1,090	12	0
04/2024	GBP	18,299	23,229	133	0
04/2024	IDR	12,678,713	800	2	0
04/2024	JPY	544,711	3,604	5	0
04/2024	$1,251	BRL	6,234	0	(8)
04/2024	398	CNH	2,890	0	0
04/2024	1,618	EUR	1,484	0	(17)
05/2024	BRL	6,234	$1,247	8	0
05/2024	CNH	2,886	398	0	0
05/2024	MXN	6,254	372	0	(2)
05/2024	TWD	10,493	340	11	0
05/2024	$3,604	JPY	542,230	0	(5)
06/2024	IDR	791,982	$50	0	0
06/2024	KRW	3,994,686	3,044	71	0
06/2024	TWD	265,250	8,587	268	0
06/2024	$910	IDR	14,338,626	0	(9)
06/2024	575	INR	47,794	0	(3)
BRC	04/2024	CNH	10,905	$1,517	14	0
04/2024	MXN	5,660	334	0	(6)
04/2024	$2,360	TRY	76,342	2	(36)
04/2024	1,447	ZAR	27,408	0	(2)
05/2024	2,145	TRY	72,376	4	(10)
06/2024	KRW	1,882,484	$1,441	41	0
06/2024	MXN	24	1	0	0
06/2024	$50	IDR	791,265	0	(1)
06/2024	144	INR	11,968	0	(1)
06/2024	900	MXN	15,203	3	0
06/2024	424	TRY	15,320	8	0
09/2024	74	2,958	2	0
CBK	04/2024	CNH	8,685	$1,207	10	0
04/2024	MXN	1,421	85	0	(1)
05/2024	$17,019	BRL	85,217	0	(80)
05/2024	1,411	MXN	23,969	21	0
06/2024	KRW	129,132	$99	2	0
06/2024	MXN	7,822	461	0	(4)
06/2024	$99	IDR	1,557,199	0	(1)
06/2024	50	KRW	66,051	0	(1)
01/2025	225	MXN	4,098	10	0
FAR	04/2024	EUR	15,161	$16,480	124	0
04/2024	JPY	1,615,213	10,683	13	0
05/2024	$10,683	JPY	1,607,884	0	(12)
GLM	04/2024	BRL	249	$50	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

04/2024	MXN	5,838	347	0	(4)
04/2024	$50	BRL	249	0	0
04/2024	118	TRY	3,965	2	0
05/2024	607	21,005	11	0
06/2024	IDR	3,142,993	$199	2	0
06/2024	TWD	1,574	50	1	0
06/2024	$93	TRY	3,296	0	0
09/2024	295	11,793	7	0
03/2025	177	8,435	4	0
MBC	04/2024	CNH	16,166	$2,250	23	0
04/2024	JPY	58,100	387	4	0
04/2024	$14,663	CAD	19,885	18	0
04/2024	23,113	GBP	18,299	0	(17)
04/2024	10,717	JPY	1,576,540	0	(302)
05/2024	CAD	19,876	$14,663	0	(18)
05/2024	GBP	18,299	23,117	17	0
05/2024	TWD	197	6	0	0
06/2024	$535	IDR	8,462,266	0	(3)
06/2024	257	INR	21,500	0	0
02/2025	272	MXN	4,934	11	0
MYI	04/2024	CAD	18,858	$13,889	0	(33)
04/2024	CNH	7,505	1,049	15	0
04/2024	JPY	404,355	2,674	3	0
04/2024	$14,801	EUR	13,677	0	(46)
04/2024	3,560	JPY	521,900	0	(112)
05/2024	EUR	13,677	$14,819	47	0
05/2024	$2,674	JPY	402,515	0	(3)
06/2024	KRW	797,447	$613	20	0
06/2024	$785	IDR	12,276,865	0	(14)
06/2024	432	INR	35,864	0	(3)
06/2024	596	MXN	10,013	0	(1)
01/2025	MXN	4,100	$225	0	(10)
02/2025	9,243	508	0	(22)
RBC	04/2024	$6	MXN	104	0	0
SCX	04/2024	CNH	32,698	$4,550	45	0
06/2024	KRW	2,241,502	1,720	52	0
06/2024	$1,002	IDR	15,833,879	0	(6)
06/2024	5,982	INR	498,157	1	(23)
TOR	04/2024	3,510	JPY	524,566	0	(45)

Total Forward Foreign Currency Contracts	$1,076	$(863)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYI	Call - OTC USD versus MXN	MXN	18.230	01/29/2025	591	$(28)	$(13)
Call - OTC USD versus MXN	18.250	01/30/2025	591	(28)	(13)
Call - OTC USD versus MXN	18.150	02/10/2025	680	(31)	(17)

$(87)	$(43)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690%	04/02/2024	300	$(2)	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	300	(2)	(7)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	04/08/2024	500	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/08/2024	500	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/15/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.810	04/15/2024	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.560	04/18/2024	300	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/18/2024	300	(1)	0
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.480	04/29/2024	500	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.780	04/29/2024	500	(1)	(1)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	700	(5)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	700	(5)	(16)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	1,100	(9)	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	1,100	(9)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.705	04/22/2024	700	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.105	04/22/2024	700	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	900	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	900	(3)	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	1,300	(10)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	1,300	(10)	(29)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	600	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	600	(5)	(13)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.430	04/12/2024	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.770	04/12/2024	500	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/08/2024	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/08/2024	400	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	04/15/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.080	04/15/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.685	04/18/2024	400	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/18/2024	400	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.085	04/18/2024	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	04/18/2024	400	(1)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/02/2024	900	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	04/02/2024	900	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.624	04/01/2024	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.627	04/01/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.688	04/01/2024	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.024	04/01/2024	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.027	04/01/2024	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.088	04/01/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/11/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/11/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.678	04/25/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.078	04/25/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	400	(1)	(1)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	800	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	800	(6)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	800	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	800	(6)	(17)

							$(136)	$(146)

Total Written Options							$(223)	$(189)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	1.202%	$300	$(27)	$25	$0	$(2)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.871	200	(9)	10	1	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	0.491	400	(36)	37	1	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.668	540	(70)	71	1	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.274	600	(10)	13	3	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.274	100	0	1	1	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.005	400	(14)	14	0	0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.915	700	(3)	5	2	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.274	400	(6)	8	2	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.005	400	(15)	15	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.202	200	(18)	17	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.600	100	(4)	2	0	(2)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	0.491	200	(18)	18	0	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.668	300	(34)	35	1	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.005	300	(11)	11	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.202	400	(36)	33	0	(3)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.835	200	(2)	4	2	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.600	700	(31)	21	0	(10)

							$(344)	$340	$14	$(18)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	CMBX.NA.AAA.12 Index		0.500%	Monthly	08/17/2061	$155	$(1)	$0	$0	$(1)
GST	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	11,600	(253)	248	0	(5)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	15,100	23	(100)	0	(77)
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	11,410	(589)	584	0	(5)
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,625	1	(2)	0	(1)
	CMBX.NA.AAA.11 Index		0.500	Monthly	11/18/2054	200	1	(1)	0	0
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	9,620	(40)	9	0	(31)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	11,200	0	(57)	0	(57)

							$(858)	$681	$0	$(177)

Total Swap Agreements							$(1,202)	$1,021	$14	$(195)

(n)

Securities with an aggregate market value of $1,023 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,294	$6,618	$16,912
Corporate Bonds & Notes
Banking & Finance	0	45,798	0	45,798
Industrials	0	21,351	0	21,351
Utilities	0	10,197	0	10,197
Municipal Bonds & Notes
Illinois	0	55	0	55
Puerto Rico	0	22	0	22
U.S. Government Agencies	0	310,706	0	310,706
U.S. Treasury Obligations	0	85,777	0	85,777
Non-Agency Mortgage-Backed Securities	3,035	101,824	0	104,859
Asset-Backed Securities	3,000	208,231	38	211,269
Sovereign Issues	0	24,124	0	24,124
Common Stocks
Communication Services	286	0	46	332
Financials	0	0	783	783
Health Care	0	0	1,107	1,107
Industrials	0	0	836	836
Utilities	0	0	53	53
Warrants
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	1,911	0	1,911
Real Estate Investment Trusts
Real Estate	7	0	0	7
Short-Term Instruments
Repurchase Agreements	0	1,931	0	1,931
Short-Term Notes	0	42	0	42
U.S. Treasury Bills	0	645	0	645

$6,328	$822,908	$9,482	$838,718
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,317	$0	$0	$14,317

Total Investments	$20,645	$822,908	$9,482	$853,035

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,190)	$0	$(5,190)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	576	0	577
Over the counter	0	1,090	0	1,090

$1	$1,666	$0	$1,667
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(560)	0	(574)
Over the counter	0	(1,247)	0	(1,247)

$(14)	$(1,807)	$0	$(1,821)

Total Financial Derivative Instruments	$(13)	$(141)	$0	$(154)

Totals	$20,632	$817,577	$9,482	$847,691

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2024:
Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$6,539	$79	$0	$15	$0	$(15)	$0	$0	$6,618	$(15)
Asset-Backed Securities	12	0	(11)	0	0	0	37	0	38	0
Common Stocks
Communication Services	59	0	0	0	0	(13)	0	0	46	(13)
Financials	814	0	0	0	0	(31)	0	0	783	(31)
Health Care	1,148	0	0	0	0	(41)	0	0	1,107	(41)
Industrials	856	0	0	0	0	(20)	0	0	836	(20)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2024 (Unaudited)

Utilities	50	0	0	0	0	3	0	0	53	3
Warrants
Financials	1	0	0	0	0	0	0	0	1	0

Totals	$9,479	$79	$(11)	$15	$0	$(117)	$37	$0	$9,482	$(117)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$4,933	Comparable Companies			EBITDA Multiple		X	14.000	—
		1,685	Discounted Cash Flow			Discount Rate			9.180	—
Asset-Backed Securities		38	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Common Stocks
Communication Services		46	Reference instrument			Stock Price w/Liquidity Discount			10.000	—
Financials		783	Comparable Companies			EBITDA Multiple		X	4.000	—
Health Care		1,107	Comparable Companies			EBITDA Multiple		X	14.000	—
Industrials		834	Comparable Companies/Discounted Cash Flow			Revenue Multiple/EBITDA Multiple/Discount Rate		X/X /%	0.560/7.180/10.000	—
		2	Indicative Market Quotation			Broker Quote			$2.625 - 3.000	2.824
Utilities		53	Comparable Companies			EBITDA Multiple		X	6.100	—
Warrants
Financials		1	Option Pricing Model			Volatility			40.000	—

Total		$9,482

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,318	$116,003	$(106,000)	$(4)	$0	$14,317	$189	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
CDI	Natixis Singapore	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CKL	Citibank N.A. London	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
AUD	Australian Dollar	IDR	Indonesian Rupiah	TRY	Turkish New Lira
BRL	Brazilian Real	INR	Indian Rupee	TWD	Taiwanese Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR003M	3 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	TSFR03M	Term SOFR 3-Month
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
BRL-CDI	Brazil Interbank Deposit Rate

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.1% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$230	$120
1.000% due 07/09/2029		5	3
Argentina Treasury Bond BONCER 0.000% due 06/30/2025 (e)	ARS	5,800	8

Total Argentina (Cost $163)			131

AUSTRALIA 0.0%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Pepper Residential Securities Trust 6.363% due 03/12/2061 •		$17	17

SOVEREIGN ISSUES 0.0%
Australia Government International Bond 1.750% due 06/21/2051	AUD	50	19

Total Australia (Cost $52)			36

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Group NV 5.796% due 01/19/2029 •		$800	807

Total Belgium (Cost $800)			807

CANADA 3.2%
CORPORATE BONDS & NOTES 0.1%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$72	65
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	516

			581

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	342	236
2.867% due 02/12/2055 ~		1,000	652

			888

SOVEREIGN ISSUES 2.9%
Canada Government Bond
1.500% due 12/01/2044 (f)		548	393
1.750% due 12/01/2053		910	471
2.750% due 12/01/2033		5,300	3,849
Export Development Canada 7.130% due 03/11/2029	INR	84,800	1,017
Province of British Columbia 4.150% due 06/18/2034	CAD	2,600	1,916
Province of Ontario
3.500% due 01/27/2027	AUD	1,000	634
3.650% due 06/02/2033	CAD	11,800	8,410

			16,690

Total Canada (Cost $18,516)			18,159

CAYMAN ISLANDS 5.7%
ASSET-BACKED SECURITIES 5.4%
American Money Management Corp. CLO Ltd. 6.513% due 11/10/2030 •		$736	737

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

AREIT Trust 6.521% due 11/17/2038 •		1,129	1,124
Barings CLO Ltd. 6.649% due 01/20/2032 •		1,500	1,503
BDS Ltd. 6.791% due 12/16/2036 •		1,638	1,630
Benefit Street Partners CLO Ltd. 6.526% due 10/15/2030 •		1,155	1,155
Carlyle Global Market Strategies CLO Ltd. 6.518% due 08/14/2030 •		848	850
CIFC Funding Ltd. 6.530% due 10/24/2030 •		1,371	1,370
Crestline Denali CLO Ltd. 6.609% due 04/20/2030 •		913	914
Dryden CLO Ltd. 6.568% due 01/17/2032 •		1,700	1,701
Elevation CLO Ltd. 6.536% due 10/25/2030 •		1,029	1,029
Gallatin CLO Ltd. 6.666% due 07/15/2031 •		2,006	2,005
GPMT Ltd. 6.793% due 12/15/2036 •		1,800	1,746
Halseypoint CLO Ltd. 7.029% due 11/30/2032 •		1,600	1,600
Jamestown CLO Ltd. 6.916% due 04/15/2033 •		1,300	1,301
KREF Ltd. 6.776% due 02/17/2039 •		1,700	1,689
LCM LP 6.441% due 07/19/2027 •		12	12
LoanCore Issuer Ltd. 6.869% due 01/17/2037 •		1,700	1,685
Marble Point CLO Ltd. 6.616% due 10/15/2030 •		481	482
MF1 Ltd. 6.676% due 02/19/2037 •		1,749	1,733
MF1 Multifamily Housing Mortgage Loan Trust 6.290% due 07/15/2036 •		164	163
MidOcean Credit CLO 6.611% due 01/29/2030 •		342	342
Mountain View CLO LLC 6.666% due 10/16/2029 •		497	497
Starwood Commercial Mortgage Trust 6.641% due 04/18/2038 •		1,510	1,482
Venture CLO Ltd. 6.456% due 04/15/2027 •		45	45
Vibrant CLO Ltd.
6.619% due 09/15/2030 •		870	869
6.699% due 07/20/2032 •		1,600	1,603
Wind River CLO Ltd. 6.656% due 07/15/2031 •		1,700	1,699

			30,966

CORPORATE BONDS & NOTES 0.2%
MGM China Holdings Ltd. 4.750% due 02/01/2027		500	477
Sands China Ltd.
5.125% due 08/08/2025		200	197
5.400% due 08/08/2028		500	491

			1,165

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		400	408

Total Cayman Islands (Cost $32,670)			32,539

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.850% due 01/22/2029		$600	596

Total Chile (Cost $599)			596

CHINA 4.3%
SOVEREIGN ISSUES 4.3%
China Government International Bond
2.440% due 10/15/2027	CNY	133,180	18,589
3.190% due 04/15/2053		300	48
3.530% due 10/18/2051		28,000	4,556

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

3.720% due 04/12/2051		9,000	1,507

Total China (Cost $25,604)			24,700

DENMARK 2.9%
CORPORATE BONDS & NOTES 2.9%
Jyske Realkredit AS
1.000% due 04/01/2024	DKK	8,200	1,186
1.000% due 10/01/2050		29,877	3,323
1.500% due 10/01/2053		1,789	209
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		20,300	2,936
1.000% due 10/01/2050		13,946	1,503
1.500% due 10/01/2053		4,326	505
Realkredit Danmark AS
1.000% due 04/01/2024		46,800	6,769
1.500% due 10/01/2053		2,443	285

Total Denmark (Cost $18,705)			16,716

FRANCE 2.4%
CORPORATE BONDS & NOTES 0.9%
Banque Federative du Credit Mutuel SA 5.088% due 01/23/2027		$600	600
BPCE SA 5.716% due 01/18/2030 •		1,400	1,407
Societe Generale SA
1.488% due 12/14/2026 •		2,400	2,231
2.226% due 01/21/2026 •		400	388
2.797% due 01/19/2028 •		400	369
3.337% due 01/21/2033 •		500	420

			5,415

SOVEREIGN ISSUES 1.5%
France Government International Bond
0.500% due 05/25/2072	EUR	1,000	429
0.750% due 05/25/2052		4,650	2,761
2.000% due 05/25/2048		3,600	3,106
3.000% due 06/25/2049		2,300	2,397

			8,693

Total France (Cost $18,909)			14,108

GERMANY 1.1%
CORPORATE BONDS & NOTES 1.1%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	2,238
1.750% due 11/19/2030 •		600	571
2.625% due 12/16/2024	GBP	300	371
3.547% due 09/18/2031 •		$1,000	881
3.961% due 11/26/2025 •		1,250	1,233
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		900	900

Total Germany (Cost $7,008)			6,194

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$900	937

Total Hungary (Cost $897)			937

IRELAND 2.5%
ASSET-BACKED SECURITIES 2.1%
Armada Euro CLO DAC 4.662% due 07/15/2031 •	EUR	657	706
Aurium CLO DAC 4.612% due 04/16/2030 •		495	532
BlueMountain Fuji EUR CLO DAC 4.592% due 07/15/2030 •		524	565
Cairn CLO DAC 4.487% due 04/30/2031 •		894	962
CVC Cordatus Loan Fund DAC
4.592% due 10/15/2031 •		792	849
5.145% due 10/23/2034 •		498	538

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

CVC Cordatus Opportunity Loan Fund DAC 5.289% due 08/15/2033 •		1,100	1,185
Dryden Euro CLO DAC 4.602% due 04/15/2033 •		893	952
Hayfin Emerald CLO 5.662% due 01/25/2037 •		1,200	1,305
Jubilee CLO DAC
4.552% due 04/15/2030 •		459	494
4.592% due 04/15/2031 •		500	537
Man GLG Euro CLO DAC 4.630% due 12/15/2031 •		921	990
Rockford Tower Europe CLO DAC 0.000% due 04/24/2037 •(b)		1,100	1,187
Sculptor European CLO DAC 4.992% due 10/15/2034 •		1,000	1,073

			11,875

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$600	558
3.000% due 10/29/2028		600	543

			1,101

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 4.698% due 01/24/2061 •	EUR	1,091	1,176

Total Ireland (Cost $15,009)			14,152

ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
2.000% due 03/31/2027	ILS	4,400	1,129
4.500% due 01/17/2033		$400	373

Total Israel (Cost $1,736)			1,502

ITALY 0.6%
CORPORATE BONDS & NOTES 0.4%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	900	905
2.625% due 04/28/2025		500	527
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		$700	782
Nexi SpA 2.125% due 04/30/2029	EUR	300	291

			2,505

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$900	892
Italy Government International Bond 6.000% due 08/04/2028	GBP	400	522

			1,414

Total Italy (Cost $4,217)			3,919

JAPAN 7.6%
CORPORATE BONDS & NOTES 0.1%
Nomura Holdings, Inc. 2.329% due 01/22/2027		$500	461

SOVEREIGN ISSUES 7.5%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		1,400	1,379
Japan Government International Bond
0.005% due 04/01/2024	JPY	560,000	3,699
0.005% due 05/01/2024		250,000	1,652
0.005% due 10/01/2024		740,000	4,888
0.100% due 01/01/2026		270,000	1,781
0.100% due 03/10/2028		690,101	4,787
0.300% due 06/20/2046		620,000	3,145
0.500% due 09/20/2046		202,000	1,071
0.500% due 03/20/2049		740,000	3,771
0.700% due 12/20/2048		612,000	3,299
1.200% due 09/20/2035		1,210,000	8,307

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

1.500% due 09/20/2043		500,000	3,343
Tokyo Metropolitan Government 0.750% due 07/16/2025		$2,100	1,981

			43,103

Total Japan (Cost $59,490)			43,564

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Saranac CLO Ltd. 6.717% due 08/13/2031 •		$1,486	1,493

Total Jersey, Channel Islands (Cost $1,486)			1,493

LUXEMBOURG 0.0%
CORPORATE BONDS & NOTES 0.0%
CPI Property Group SA 2.750% due 05/12/2026	EUR	200	197

Total Luxembourg (Cost $234)			197

MALAYSIA 1.2%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$400	275
4.550% due 04/21/2050		200	178
4.800% due 04/21/2060		200	181

			634

SOVEREIGN ISSUES 1.1%
Malaysia Government International Bond 3.519% due 04/20/2028	MYR	30,997	6,538

Total Malaysia (Cost $7,421)			7,172

MEXICO 0.3%
SOVEREIGN ISSUES 0.3%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	10,000	570
7.750% due 05/29/2031		2,000	111
8.500% due 03/01/2029		14,000	816
8.500% due 05/31/2029		8,800	513

Total Mexico (Cost $1,997)			2,010

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$800	783
Preferred Term Securities Ltd. 5.991% (TSFR3M + 0.662%) due 06/23/2035 ~		472	462

Total Multinational (Cost $1,219)			1,245

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •		$1,700	1,708

Total Netherlands (Cost $1,700)			1,708

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	700	344

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

Total New Zealand (Cost $486)			344

PERU 0.3%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	2,200	585

SOVEREIGN ISSUES 0.2%
Peru Government International Bond
2.780% due 12/01/2060		$700	405
5.940% due 02/12/2029	PEN	1,800	482

			887

Total Peru (Cost $1,903)			1,472

POLAND 0.7%
SOVEREIGN ISSUES 0.7%
Poland Government International Bond
3.875% due 02/14/2033 (g)	EUR	1,000	1,116
4.250% due 02/14/2043		300	337
4.625% due 03/18/2029		$1,100	1,098
4.875% due 10/04/2033		400	395
5.125% due 09/18/2034		900	900
5.500% due 04/04/2053		300	300

Total Poland (Cost $4,076)			4,146

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QatarEnergy 2.250% due 07/12/2031		$300	252

Total Qatar (Cost $298)			252

ROMANIA 0.9%
SOVEREIGN ISSUES 0.9%
Romania Government International Bond
1.375% due 12/02/2029	EUR	540	486
1.750% due 07/13/2030		700	621
2.000% due 01/28/2032		100	86
2.000% due 04/14/2033		500	415
2.124% due 07/16/2031		100	88
2.125% due 03/07/2028		400	397
2.625% due 12/02/2040		400	295
2.875% due 04/13/2042		800	592
3.750% due 02/07/2034		600	570
5.000% due 09/27/2026		700	775
6.375% due 09/18/2033		500	578
6.625% due 09/27/2029		300	351

Total Romania (Cost $6,421)			5,254

SAUDI ARABIA 1.4%
SOVEREIGN ISSUES 1.4%
Saudi Government International Bond
3.250% due 10/22/2030		$200	182
4.750% due 01/18/2028		1,600	1,598
4.750% due 01/16/2030		4,800	4,769
4.875% due 07/18/2033		1,800	1,792

Total Saudi Arabia (Cost $8,331)			8,341

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond 2.050% due 09/23/2036	EUR	500	379

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

Total Serbia (Cost $572)			379

SINGAPORE 0.2%
SOVEREIGN ISSUES 0.2%
Singapore Government International Bond
2.250% due 08/01/2036	SGD	1,610	1,091
3.375% due 09/01/2033		230	174

Total Singapore (Cost $1,297)			1,265

SOUTH KOREA 4.4%
SOVEREIGN ISSUES 4.4%
Korea Government International Bond
1.375% due 12/10/2029	KRW	1,239,830	826
1.500% due 12/10/2030		228,750	151
2.000% due 06/10/2031		1,378,630	933
2.125% due 06/10/2027		1,225,000	877
2.375% due 12/10/2027		1,350,000	969
2.375% due 12/10/2028		7,726,430	5,491
2.625% due 06/10/2028		4,245,650	3,065
3.250% due 03/10/2028		1,474,570	1,092
3.250% due 06/10/2033		4,163,350	3,056
3.250% due 09/10/2042		580,770	424
4.250% due 12/10/2032		9,350,320	7,380
5.500% due 03/10/2028		1,350,000	1,081

Total South Korea (Cost $27,953)			25,345

SPAIN 1.4%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		$600	609
Banco Santander SA 1.849% due 03/25/2026		200	187
CaixaBank SA 6.684% due 09/13/2027 •		800	818

			1,614

SOVEREIGN ISSUES 1.1%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	220
Spain Government International Bond
0.850% due 07/30/2037		200	158
1.450% due 10/31/2071		1,600	871
2.800% due 05/31/2026		1,300	1,397
3.450% due 07/30/2066		2,700	2,715
3.900% due 07/30/2039		1,100	1,244

			6,605

Total Spain (Cost $11,294)			8,219

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
UBS Group AG
2.193% due 06/05/2026 •		$1,200	1,151
3.091% due 05/14/2032 •		500	426
3.869% due 01/12/2029 •		800	757
4.194% due 04/01/2031 •		1,200	1,115
6.327% due 12/22/2027 •		700	715
6.373% due 07/15/2026 •		600	604
6.537% due 08/12/2033 •		1,500	1,582

Total Switzerland (Cost $6,475)			6,350

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$400	415

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

Total United Arab Emirates (Cost $395)			415

UNITED KINGDOM 6.9%
CORPORATE BONDS & NOTES 3.1%
Annington Funding PLC 1.650% due 07/12/2024	EUR	800	854
Barclays PLC
4.918% due 08/08/2030 •		1,400	1,579
5.690% due 03/12/2030 •		$200	201
6.496% due 09/13/2027 •		2,000	2,041
HSBC Holdings PLC
4.041% due 03/13/2028 •		1,000	964
4.583% due 06/19/2029 •		800	777
5.719% due 03/04/2035 •		2,000	2,025
5.887% due 08/14/2027 •		500	504
Nationwide Building Society 2.972% due 02/16/2028 •		1,200	1,120
NatWest Group PLC 5.778% due 03/01/2035 •		2,000	2,029
NatWest Markets PLC 0.125% due 11/12/2025	EUR	800	816
Santander U.K. PLC 5.772% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	500	633
Standard Chartered PLC
2.608% due 01/12/2028 •		$1,400	1,291
6.187% due 07/06/2027 •		1,400	1,414
6.296% due 07/06/2034 •		1,400	1,466

			17,714

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Eurohome U.K. Mortgages PLC 5.493% due 06/15/2044 •	GBP	103	127
Eurosail PLC 6.292% due 06/13/2045 •		157	198
Mansard Mortgages PLC 5.993% due 12/15/2049 •		53	66
Newgate Funding PLC
5.503% due 12/01/2050 •		161	198
6.340% due 12/15/2050 •		138	167
Precise Mortgage Funding PLC 6.423% due 12/12/2055 •		431	544
Residential Mortgage Securities PLC 6.473% due 06/20/2070 •		511	646
Ripon Mortgages PLC 5.922% due 08/28/2056 •		3,474	4,384
RMAC Securities PLC 5.492% due 06/12/2044 •		255	314
Stratton Mortgage Funding PLC 0.000% due 06/20/2060 •		3,800	4,812
Towd Point Mortgage Funding
6.367% due 10/20/2051 •		444	561
6.572% due 07/20/2045 •		1,146	1,448
Trinity Square PLC 6.072% due 07/15/2059 •		641	809

			14,274

SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
0.625% due 10/22/2050		1,300	685
1.250% due 07/31/2051		2,100	1,340
1.500% due 07/31/2053		1,100	733
1.750% due 01/22/2049		1,300	992
3.250% due 01/22/2044		900	967
4.250% due 12/07/2040		1,200	1,508
4.375% due 07/31/2054		1,000	1,254

			7,479

Total United Kingdom (Cost $44,827)			39,467

UNITED STATES 65.9%
ASSET-BACKED SECURITIES 3.5%
ACE Securities Corp. Home Equity Loan Trust 5.724% due 07/25/2036 •		$943	695
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.384% due 06/25/2029 •		1	1
Argent Mortgage Loan Trust 5.924% due 05/25/2035 •		960	845
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.204% due 02/25/2036 •		1,226	946

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

Citigroup Mortgage Loan Trust
5.764% due 12/25/2036 •		368	202
5.834% due 06/25/2037 •		1,227	1,209
5.964% due 03/25/2036 •		311	279
6.434% due 07/25/2035 •		1,200	1,126
Countrywide Asset-Backed Certificates Trust
4.166% due 04/25/2035 •		268	262
4.416% due 08/25/2035 «~		95	84
5.584% due 06/25/2035 •		214	189
5.584% due 06/25/2037 •		276	256
5.584% due 07/25/2037 •		191	174
5.584% due 06/25/2047 •		880	800
5.704% due 12/25/2036 •		247	224
5.724% due 03/25/2037 •		1,009	956
First Franklin Mortgage Loan Trust 5.559% due 07/25/2036 •		499	475
GSAMP Trust
6.089% due 11/25/2035 •		957	857
6.164% due 11/25/2035 •		1,000	812
Home Equity Mortgage Loan Asset-Backed Trust 5.684% due 04/25/2037 •		403	271
HSI Asset Securitization Corp. Trust 5.704% due 04/25/2037 •		592	309
LL ABS Trust 1.070% due 05/15/2029		24	24
Long Beach Mortgage Loan Trust 6.004% due 10/25/2034 •		12	12
Merrill Lynch Mortgage Investors Trust 5.744% due 08/25/2037 •		1,002	520
Morgan Stanley ABS Capital, Inc. Trust 5.574% due 10/25/2036 •		90	79
Morgan Stanley Home Equity Loan Trust
5.544% due 12/25/2036 •		754	368
5.674% due 04/25/2037 •		596	311
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ		132	28
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.879% due 03/25/2036 •		228	227
NovaStar Mortgage Funding Trust 5.704% due 03/25/2037 •		496	306
Option One Mortgage Loan Trust 5.584% due 01/25/2037 •		295	189
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		635	208
5.675% due 06/25/2037 þ		1,053	271
5.731% due 11/25/2036 þ		967	337
7.994% due 12/25/2032 «•		89	72
Residential Asset Mortgage Products Trust
5.884% due 12/25/2035 •		198	175
5.904% due 12/25/2035 •		651	526
Residential Asset Securities Corp. Trust 5.694% due 11/25/2036 •		1,556	1,358
Saxon Asset Securities Trust 7.194% due 12/25/2037 •		279	234
SMB Private Education Loan Trust 6.769% due 02/16/2055 •		946	950
Soundview Home Loan Trust
5.594% due 06/25/2037 •		56	37
5.944% due 11/25/2036 •		1,024	967
Structured Asset Investment Loan Trust
5.574% due 07/25/2036 •		318	227
6.064% due 01/25/2036 •		667	610
Terwin Mortgage Trust 6.384% due 11/25/2033 •		15	12
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,400	1,394

			20,414

CORPORATE BONDS & NOTES 4.3%
American Airlines Pass-Through Trust 3.000% due 04/15/2030		202	184
Bank of America Corp.
1.898% due 07/23/2031 •		1,300	1,067
5.202% due 04/25/2029 •		1,300	1,302
Bayer U.S. Finance LLC 4.250% due 12/15/2025		300	293
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	600	650
Bristol-Myers Squibb Co. 5.200% due 02/22/2034		$600	610
Charter Communications Operating LLC
3.750% due 02/15/2028		100	93
3.950% due 06/30/2062		900	544
Credit Suisse AG AT1 Claim		300	34

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	157
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	400	502
3.375% due 11/13/2025		$400	385
GA Global Funding Trust 2.250% due 01/06/2027		400	366
Glencore Funding LLC 5.371% due 04/04/2029 (b)		1,300	1,303
Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	800	757
6.484% due 10/24/2029 •		$1,400	1,473
JPMorgan Chase & Co. 5.012% due 01/23/2030 •		1,700	1,694
Morgan Stanley
2.630% due 02/18/2026 •		1,000	973
4.585% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	1,300	1,406
6.407% due 11/01/2029 •		$500	524
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		500	432
Organon & Co. 2.875% due 04/30/2028	EUR	200	201
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	90
2.950% due 03/01/2026		100	96
3.450% due 07/01/2025		100	97
4.000% due 12/01/2046		100	75
4.200% due 03/01/2029		600	570
4.550% due 07/01/2030		200	190
PacifiCorp 5.300% due 02/15/2031		600	602
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,400	1,378
Philip Morris International, Inc. 4.750% due 02/12/2027		1,200	1,194
Principal Life Global Funding 1.375% due 01/10/2025		400	388
Southern California Edison Co.
1.100% due 04/01/2024		300	300
6.181% (SOFRRATE + 0.830%) due 04/01/2024 ~		100	100
Wells Fargo & Co.
3.908% due 04/25/2026 •		300	295
4.808% due 07/25/2028 •		1,600	1,577
5.198% due 01/23/2030 •		1,200	1,198
6.303% due 10/23/2029 •		900	938
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	526

			24,564

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon TLB Borrower 1 U.S. LLC 7.329% (TSFR1M + 2.000%) due 06/22/2028 ~		1,167	1,169
Charter Communications Operating LLC 7.076% (TSFR1M + 1.750%) due 02/01/2027 ~		555	555
Level 3 Financing Inc.
7.676% (TSFR1M + 2.350%) due 04/15/2029 «~		155	116
7.676% (TSFR1M + 2.350%) due 04/15/2030 «~		159	118

			1,958

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026		600	561
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		300	303

			864

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Banc of America Mortgage Trust 4.891% due 02/25/2036 ~		16	14
Bear Stearns ALT-A Trust
4.134% due 03/25/2036 ~		55	43
4.266% due 08/25/2036 ~		24	12
4.549% due 11/25/2035 ~		10	8
4.870% due 09/25/2035 ~		12	7
5.764% due 02/25/2034 •		17	16
Bear Stearns Structured Products, Inc. Trust 4.198% due 12/26/2046 ~		11	9
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~		1,166	1,028
Chase Mortgage Finance Trust 4.574% due 07/25/2037 ~		20	15

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	1,691	1,420
5.794% due 10/25/2035 •	964	475
7.560% due 09/25/2035 •	1	1
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.299% due 09/25/2035 ~	82	71
Countrywide Alternative Loan Trust
5.250% due 06/25/2035	3	3
5.863% due 03/20/2046 •	29	24
6.004% due 02/25/2037 •	23	18
6.089% due 12/25/2035 •	21	17
6.589% due 11/25/2035 •	5	4
Countrywide Home Loan Mortgage Pass-Through Trust
4.706% due 11/25/2034 ~	2	2
5.500% due 01/25/2035	170	164
5.904% due 05/25/2035 •	11	9
6.084% due 03/25/2035 •	18	15
6.104% due 02/25/2035 •	3	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036	636	451
5.863% due 02/25/2037 ~	146	32
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.194% due 10/25/2047 •	476	362
Extended Stay America Trust 6.519% due 07/15/2038 •	1,463	1,463
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	2,826	2,278
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	328	264
2.500% due 04/25/2052 ~	410	332
GSR Mortgage Loan Trust
4.713% due 01/25/2036 ~	13	12
5.774% due 12/25/2034 «•	6	5
6.304% due 04/25/2035 «~	29	28
IndyMac INDX Mortgage Loan Trust
5.864% due 05/25/2046 •	219	191
5.924% due 07/25/2035 •	8	8
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	4,136	3,473
3.000% due 03/25/2052 ~	2,681	2,251
3.000% due 05/25/2052 ~	3,625	3,043
3.965% due 07/27/2037 ~	31	28
5.352% due 02/25/2036 ~	10	7
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,400	1,245
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.880% due 12/15/2030 •	1	1
MFA Trust
1.381% due 04/25/2065 ~	399	372
1.947% due 04/25/2065 ~	145	135
Morgan Stanley Capital Trust 6.609% due 12/15/2038 •	1,700	1,612
Morgan Stanley Mortgage Loan Trust 7.124% due 06/25/2036 ~	10	10
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	683	644
2.750% due 11/25/2059 ~	597	559
6.864% due 10/25/2063 þ	646	654
OBX Trust
3.000% due 01/25/2052 ~	1,717	1,442
7.159% due 10/25/2063 þ	1,217	1,243
One New York Plaza Trust 6.390% due 01/15/2036 •	1,600	1,562
Residential Accredit Loans, Inc. Trust
5.594% due 02/25/2047 •	20	7
5.624% due 06/25/2046 •	231	54
5.654% due 04/25/2046 •	369	99
6.000% due 06/25/2036	340	258
6.009% due 10/25/2037 ~	141	117
Structured Asset Mortgage Investments Trust
5.864% due 05/25/2036 •	4	3
5.884% due 05/25/2036 •	37	29
5.884% due 09/25/2047 •	47	40
5.904% due 05/25/2045 •	7	7
6.141% due 03/19/2034 «•	1	1
6.589% due 08/25/2047 •	18	14
Structured Asset Securities Corp. 5.724% due 01/25/2036 •	167	138
Structured Asset Securities Corp. Mortgage Loan Trust 5.734% due 10/25/2036 •	327	263
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	189	5
Thornburg Mortgage Securities Trust
7.002% due 06/25/2047 •	12	11
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	692	613

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

2.710% due 01/25/2060 ~	561	525
2.900% due 10/25/2059 ~	2,049	1,918
6.444% due 05/25/2058 •	257	262
UWM Mortgage Trust 3.000% due 01/25/2052 ~	521	437
Wachovia Mortgage Loan Trust LLC 6.164% due 10/20/2035 «~	19	18
WaMu Mortgage Pass-Through Certificates Trust
4.246% due 04/25/2035 ~	9	9
4.364% due 12/25/2036 «~	74	62
4.397% due 02/27/2034 •	1	1
5.148% due 03/25/2035 «~	11	11
5.641% due 03/25/2033 ~	3	2
6.064% due 01/25/2045 •	22	22
6.069% due 06/25/2046 •	15	13
6.089% due 02/25/2046 •	34	29
Washington Mutual Mortgage Pass-Through Certificates Trust 6.029% due 07/25/2046 •	15	9

		32,061

U.S. GOVERNMENT AGENCIES 40.3%
Fannie Mae
3.000% due 03/01/2060	498	427
3.500% due 01/01/2059	896	792
5.608% due 12/01/2034 •	1	1
5.750% due 05/25/2035 ~	2	2
5.785% due 09/25/2042 •	6	6
5.835% due 06/25/2036 •	7	7
6.000% due 07/25/2044	4	4
6.281% due 10/01/2044 •	4	4
6.394% due 11/01/2034 •	6	6
Freddie Mac
0.000% due 01/15/2038 ~(a)	106	6
4.542% due 04/01/2035 •	8	8
5.740% due 01/15/2038 •	106	106
5.933% due 12/15/2032 •	2	2
6.033% due 12/15/2037 •	2	2
6.289% due 10/25/2044 •	14	13
Ginnie Mae
3.000% due 07/20/2046 - 05/20/2047	11	10
6.244% due 05/20/2066 - 06/20/2066 •	1,747	1,743
6.294% due 11/20/2066 •	335	334
Ginnie Mae, TBA 3.000% due 04/01/2054 - 05/01/2054	10,100	8,908
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	2,401	1,991
3.000% due 10/01/2049 - 05/01/2051	1,018	888
3.500% due 10/01/2034 - 07/01/2050	1,100	1,008
4.000% due 06/01/2050	404	377
4.500% due 03/01/2053 - 09/01/2053	12,808	12,200
5.500% due 06/01/2053 - 09/01/2053	12,916	12,870
6.500% due 11/01/2053 - 04/01/2054	65,797	67,247
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2054	1,700	1,463
4.000% due 04/01/2054 - 05/01/2054	19,550	18,114
4.500% due 04/01/2054 - 05/01/2054	50,500	48,103
5.000% due 04/01/2054 - 05/01/2054	30,800	30,056
6.000% due 05/01/2054	2,400	2,422
6.500% due 04/01/2054	23,300	23,807

		232,927

U.S. TREASURY OBLIGATIONS 11.9%
U.S. Treasury Bonds
4.250% due 02/15/2054	3,300	3,246
4.750% due 11/15/2043	4,100	4,254
4.750% due 11/15/2053 (g)	4,900	5,232
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (i)	4,477	4,366
0.125% due 07/15/2031	2,416	2,139
0.125% due 01/15/2032	1,001	875
0.250% due 01/15/2025	6,119	6,015
0.500% due 01/15/2028	11,126	10,531
0.625% due 07/15/2032	318	289
1.125% due 01/15/2033	4,141	3,886
2.375% due 01/15/2025	164	163
3.875% due 04/15/2029	938	1,026
U.S. Treasury Notes
2.875% due 04/30/2025 (i)	7,700	7,530
3.500% due 02/15/2033	700	663
4.000% due 02/29/2028	700	692
4.000% due 02/15/2034	7,100	6,983
4.500% due 11/15/2033 (g)	10,400	10,633

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

			68,523

Total United States (Cost $389,496)			381,311

SHORT-TERM INSTRUMENTS 1.3%
COMMERCIAL PAPER 1.2%
Amcor Flexibles North America, Inc. 5.520% due 04/10/2024		$600	599
AT+T, Inc.
5.520% due 04/18/2024		1,700	1,695
5.520% due 04/19/2024		1,100	1,097
Crown Castle, Inc.
5.830% due 04/09/2024		350	349
5.830% due 04/18/2024		250	249
5.830% due 04/30/2024		250	249
5.850% due 05/02/2024		650	646
Microchip Technology, Inc. 5.510% due 04/30/2024		900	895
Penske Truck Leasing Co. LP 5.550% due 05/17/2024		900	893

			6,672

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	12,693	13

U.S. TREASURY BILLS 0.1%
5.371% due 04/25/2024 - 06/06/2024 (d)(e)(k)		$742	737

Total Short-Term Instruments (Cost $7,428)			7,422

Total Investments in Securities (Cost $729,684)			681,867

		SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III		994,889	9,677

Total Short-Term Instruments (Cost $9,678)			9,677

Total Investments in Affiliates (Cost $9,678)			9,677

Total Investments 119.8% (Cost $739,362)			$691,544
Financial Derivative Instruments (h)(j) 1.4%(Cost or Premiums, net $8,659)			8,092
Other Assets and Liabilities, net (21.2)%			(122,346)

Net Assets 100.0%			$577,290

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		When-issued security.
(c)		Payment in-kind security.
(d)		Coupon represents a weighted average yield to maturity.
(e)		Zero coupon security.
(f)		Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

BRC	3.200%	11/27/2023	TBD(2)	EUR	(616)	$(672)

Total Reverse Repurchase Agreements						$(672)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)		Payable for Sale-Buyback Transactions(3)

UBS	5.420%	01/23/2024	04/02/2024	$(5,657)		$(5,716)

Total Sale-Buyback Transactions						$(5,716)

SHORT SALES:
United States (17.8)%
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (17.8)%
Uniform Mortgage-Backed Security, TBA		2.000%	04/01/2039	$10,800	$(9,577)	$(9,573)
Uniform Mortgage-Backed Security, TBA		2.000	05/01/2054	58,950	(46,736)	(46,723)
Uniform Mortgage-Backed Security, TBA		2.500	05/01/2054	2,900	(2,411)	(2,400)
Uniform Mortgage-Backed Security, TBA		3.000	04/01/2054	4,900	(2,513)	(2,495)
Uniform Mortgage-Backed Security, TBA		3.000	05/01/2054	8,600	(7,444)	(7,408)
Uniform Mortgage-Backed Security, TBA		4.500	04/01/2054	22,300	(21,210)	(21,238)
Uniform Mortgage-Backed Security, TBA		5.500	05/01/2054	10,800	(10,745)	(10,747)
Uniform Mortgage-Backed Security, TBA		6.000	04/01/2054	1,900	(1,918)	(1,918)

Total Short Sales (17.8)%					$(102,554)	$(102,502)

(g)		Securities with an aggregate market value of $6,255 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(7,047) at a weighted average interest rate of 5.172%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)		Open maturity reverse repurchase agreement.
(3)		Payable for sale-buyback transactions includes $(1) of deferred price drop.
(h)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2025	84	$22,025	$(91)	$13	$(6)
3-Month SOFR Active Contract June Futures	09/2025	136	32,618	(85)	0	(20)
3-Month SOFR Active Contract March Futures	06/2024	381	90,176	(171)	0	(2)
3-Month SOFR Active Contract September Futures	12/2024	88	20,930	(36)	0	(10)
3-Month SOFR Active Contract September Futures	12/2025	321	77,136	(112)	0	(44)
Australia Government 3-Year Bond June Futures	06/2024	242	16,860	(6)	23	0
Canada Government 10-Year Bond June Futures	06/2024	85	7,552	41	0	(1)
Euro-BTP Italy Government Bond June Futures	06/2024	181	23,239	371	74	(90)
Euro-Bund June Futures	06/2024	12	1,727	25	8	0
Euro-Buxl 30-Year Bond June Futures	06/2024	18	2,637	54	32	0
Euro-Schatz June Futures	06/2024	202	23,035	9	17	(7)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	7	903	9	3	0

$8	$170	$(180)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2024	168	$(43,807)	$206	$7	$(9)
3-Month SOFR Active Contract December Futures	03/2025	499	(119,049)	384	68	0
3-Month SOFR Active Contract June Futures	09/2024	12	(2,846)	17	1	0
3-Month SOFR Active Contract March Futures	06/2025	414	(99,050)	184	62	0
Australia Government 10-Year Bond June Futures	06/2024	178	(13,522)	9	0	(68)
Euro-Bobl June Futures	06/2024	109	(13,906)	(56)	0	(35)
Euro-OAT France Government 10-Year Bond June Futures	06/2024	61	(8,435)	(79)	10	(30)
Japan Government 10-Year Bond June Futures	06/2024	10	(9,623)	(2)	14	(9)
U.S. Treasury 2-Year Note June Futures	06/2024	74	(15,132)	12	15	0
U.S. Treasury 5-Year Note June Futures	06/2024	364	(38,954)	(83)	43	0
U.S. Treasury 10-Year Note June Futures	06/2024	248	(27,478)	(182)	19	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	94	(10,773)	(49)	0	(1)
U.S. Treasury Long-Term Bond June Futures	06/2024	226	(27,219)	(365)	0	(57)
United Kingdom Long Gilt June Futures	06/2024	187	(23,588)	(539)	0	(107)

$(543)	$239	$(316)

Total Futures Contracts	$(535)	$409	$(496)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	0.256%	$200	$7	$0	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$4,600	$45	$(96)	$(51)	$0	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	11,700	108	(214)	(106)	0	(1)
CDX.IG-42 10-Year Index	(1.000)	Quarterly	06/20/2034	41,900	(259)	(34)	(293)	0	(3)
iTraxx Europe Main 41 10-Year Index	(1.000)	Quarterly	06/20/2034	EUR	8,200	(41)	(8)	(49)	0	(7)

$(147)	$(352)	$(499)	$0	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$800	$12	$7	$19	$0	$0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

CDX.IG-41 5-Year Index	1.000		Quarterly	12/20/2028		47,800	1,037	70	1,107	4	0
CDX.IG-42 5-Year Index	1.000		Quarterly	06/20/2029		89,000	1,990	50	2,040	8	0
iTraxx Europe Main 41 5-Year Index	1.000		Quarterly	06/20/2029	EUR	14,700	345	10	355	8	0

							$3,384	$137	$3,521	$20	$0

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	1,900	$(4)	$(6)	$(10)	$0	$(1)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		15,600	(36)	(182)	(218)	19	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		37,300	675	125	800	106	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		1,400	0	0	0	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		37,500	425	273	698	216	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		3,400	57	112	169	0	(20)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		3,200	68	18	86	37	0
Pay(7)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	1,027,040	(47)	23	(24)	8	0
Receive(7)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/18/2034		83,020	(10)	1	(9)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	280,000	5	7	12	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		331,470	63	(105)	(42)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,790,000	(214)	(351)	(565)	15	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		430,000	(109)	(28)	(137)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		168,760	(32)	(12)	(44)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		140,000	(5)	13	8	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		240,000	(311)	(56)	(367)	8	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		360,000	(179)	(172)	(351)	12	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	37,640	71	185	256	10	0
Receive(7)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	456,150	(38)	7	(31)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		$13,100	0	429	429	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		11,100	0	353	353	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		45,700	1,809	(94)	1,715	21	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		25,500	0	(634)	(634)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		10,100	0	(251)	(251)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		5,950	(1)	131	130	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		7,050	(1)	156	155	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		600	(4)	(10)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		1,600	(10)	(29)	(39)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		800	(5)	(14)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		700	(5)	(11)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		700	(5)	(10)	(15)	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	700	(5)	(10)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	800	(6)	(13)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	800	(5)	(15)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	700	(5)	(11)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	700	(5)	(11)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	1,100	(7)	(20)	(27)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	1,100	(4)	(13)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	1,300	(5)	(17)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	1,600	(5)	(21)	(26)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	1,100	(3)	(14)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.310	Annual	01/16/2025	22,600	(73)	(576)	(649)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025	29,000	(75)	627	552	16	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025	44,600	114	644	758	22	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025	3,700	(1)	62	61	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	6,900	29	158	187	5	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025	7,400	(4)	29	25	5	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	27,500	117	83	200	19	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	109,440	295	837	1,132	116	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	67,300	100	351	451	78	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	18,600	0	795	795	30	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	2,900	111	270	381	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	430	(5)	(16)	(21)	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	2,100	13	1	14	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	900	(3)	(21)	(24)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030	1,100	0	(15)	(15)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	6,200	5	(86)	(81)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030	1,500	0	(11)	(11)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	1,400	(5)	(48)	(53)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	70	0	(1)	(1)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	1,200	(6)	12	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	2,900	0	48	48	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	3,060	409	132	541	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032	9,030	(5)	618	613	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032	3,100	0	205	205	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032	5,200	0	339	339	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032	3,800	38	209	247	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032	5,100	0	330	330	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032	2,600	0	165	165	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032	3,500	0	213	213	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032	2,300	(1)	135	134	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032	3,000	0	175	175	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	54,148	(2,387)	592	(1,795)	0	(45)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.180	Annual	01/16/2034		2,600	74	293	367	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		400	(2)	11	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		600	(3)	(4)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		600	(2)	(9)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		500	(3)	(3)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		400	(2)	(1)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		600	(3)	3	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		9,400	560	(249)	311	0	(7)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		35,790	241	(106)	135	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		3,500	4	13	17	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,180	803	339	1,142	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		14,260	1,965	(918)	1,047	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		2,300	(266)	111	(155)	0	(6)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		800	21	(8)	13	0	(2)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	(156)	(169)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	(52)	(52)	0	0
Pay(7)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	419,329	324	(18)	306	0	(3)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	5,700	(11)	77	66	0	(2)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/06/2024		2,800	(5)	38	33	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/13/2024		8,400	(19)	117	98	0	(2)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/26/2024		1,800	(5)	29	24	0	(1)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024		1,900	(3)	28	25	0	(1)
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		1,800	(3)	28	25	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/16/2024		1,900	(4)	26	22	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/17/2024		800	(1)	11	10	0	0
Receive(7)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	14,028,790	(48)	22	(26)	3	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	39,400	(122)	254	132	0	(4)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		16,200	(4)	(52)	(56)	1	0
Pay	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		18,500	(6)	(4)	(10)	2	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		6,200	(11)	(37)	(48)	2	0
Pay(7)	3-Month NZD-BBR	4.250	Semi-Annual	03/18/2030		9,400	(16)	66	50	4	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	(145)	(94)	1	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	3,900	(84)	494	410	0	(7)
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		1,600	(2)	1	(1)	4	0
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		32,700	(34)	230	196	80	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		16,700	258	(180)	78	55	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		21,700	(362)	166	(196)	74	0
Pay(7)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		33,200	(224)	472	248	83	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(51)	(51)	0	(2)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	600	(2)	(7)	(9)	0	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026		59,700	376	(107)	269	11	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		24,220	160	68	228	24	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(77)	(82)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,800	(10)	(141)	(151)	1	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(89)	(98)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(133)	(141)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(63)	(67)	1	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		88,400	1,168	(76)	1,092	285	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		10,690	(108)	(178)	(286)	0	(35)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		1,800	(6)	35	29	10	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		78,800	1,680	109	1,789	424	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,600	117	(356)	(239)	51	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		2,650	205	(305)	(100)	22	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		300	0	132	132	0	(2)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		600	0	310	310	0	(5)
Receive(7)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		18,000	(881)	(39)	(920)	0	(216)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	29,200	5	(126)	(121)	0	(2)
Receive	28-Day MXN-TIIE	9.073	Lunar	06/03/2027		5,700	0	2	2	0	0
Receive	28-Day MXN-TIIE	9.260	Lunar	06/03/2027		3,500	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.760	Lunar	03/01/2029		6,700	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.725	Lunar	03/07/2029		6,700	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.673	Lunar	05/31/2029		2,670	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.680	Lunar	05/31/2029		2,900	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.681	Lunar	05/31/2029		2,900	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.810	Lunar	05/29/2031		1,900	0	0	0	0	0
Pay	CAONREPO Index	1.220	Semi-Annual	03/03/2025	CAD	6,000	(160)	9	(151)	0	(3)
Pay(7)	CAONREPO Index	3.500	Annual	05/10/2025		62,100	(119)	(347)	(466)	0	(20)
Pay	CAONREPO Index	1.500	Semi-Annual	06/17/2025		3,500	(103)	(15)	(118)	0	(2)
Pay(7)	CAONREPO Index	4.600	Annual	08/30/2025		9,300	3	20	23	0	(4)
Pay(7)	CAONREPO Index	3.500	Annual	12/18/2025		36,100	(72)	(42)	(114)	0	(10)
Pay	CAONREPO Index	1.000	Semi-Annual	06/16/2026		3,200	(160)	(22)	(182)	0	(3)
Receive	CAONREPO Index	3.250	Semi-Annual	03/15/2028		8,050	94	1	95	6	0
Pay	CAONREPO Index	2.500	Semi-Annual	06/19/2029		5,899	(207)	(35)	(242)	0	(13)
Pay	CAONREPO Index	1.900	Semi-Annual	12/18/2029		8,200	(519)	(31)	(550)	0	(10)
Pay	CAONREPO Index	1.500	Semi-Annual	06/17/2030		11,700	(981)	(52)	(1,033)	0	(15)
Receive	CAONREPO Index	3.500	Semi-Annual	06/01/2032		7,200	(93)	80	(13)	8	0
Receive	CAONREPO Index	3.250	Semi-Annual	03/15/2033		3,100	48	(7)	41	5	0
Receive	CAONREPO Index	3.300	Semi-Annual	06/01/2033		8,000	30	72	102	12	0
Receive	CAONREPO Index	3.400	Semi-Annual	06/01/2033		3,200	(3)	19	16	5	0
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033		1,060	(5)	(9)	(14)	1	0
Receive	CAONREPO Index	3.500	Semi-Annual	06/18/2034		2,600	(2)	0	(2)	3	0
Pay	CAONREPO Index	1.750	Semi-Annual	12/16/2046		600	(120)	(7)	(127)	0	(2)
Pay	CAONREPO Index	2.750	Semi-Annual	12/18/2048		600	(56)	(1)	(57)	0	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2053		1,700	(90)	54	(36)	1	0

							$3,977	$5,464	$9,441	$2,029	$(549)

Total Swap Agreements							$7,221	$5,249	$12,470	$2,049	$(560)

(i)	Securities with an aggregate market value of $5,997 and cash of $16,090 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)	Unsettled variation margin asset of $2 and liability of $(2) for closed futures and unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2024	NZD	895		$546	$11	$0
	04/2024		$11	AUD	17	0	0
	05/2024	AUD	17		$11	0	0
BOA	04/2024	DKK	30,795		4,476	22	0
	04/2024	EUR	2,831		3,077	23	0
	04/2024	GBP	601		766	8	0
	04/2024	IDR	1,703,704		108	0	0
	04/2024	JPY	722,017		4,785	16	0
	04/2024	KRW	105,871		79	0	0
	04/2024	SGD	1,292		967	10	0
	04/2024		$16	AUD	24	0	0
	05/2024	AUD	24		$16	0	0
	05/2024	DKK	51,951		7,576	51	0
	05/2024		$4,065	JPY	611,425	0	(7)
	06/2024	KRW	1,026,235		$783	19	0
	06/2024		$1,417	IDR	22,206,716	0	(21)
BPS	04/2024	BRL	5,072		$1,017	6	0
	04/2024	CAD	3,527		2,614	10	0
	04/2024	CHF	1,209		1,347	7	0
	04/2024	CNH	36,536		5,090	57	0
	04/2024	DKK	15,446		2,303	69	0
	04/2024	GBP	19,235		24,417	140	0
	04/2024	IDR	3,505,097		221	0	0
	04/2024	KRW	290,560		217	1	0
	04/2024	MYR	32,392		6,929	135	0
	04/2024		$1,017	BRL	5,072	0	(6)
	04/2024		7,384	CNH	53,574	0	(7)
	04/2024		2,007	DKK	13,730	0	(21)
	04/2024		6,116	EUR	5,642	0	(29)
	04/2024		24,908	JPY	3,648,550	0	(807)
	05/2024	BRL	2,700		$540	3	0
	05/2024	CNH	53,499		7,384	9	0
	05/2024	DKK	66,141		9,619	39	0
	05/2024	TWD	7,158		232	8	0
	05/2024		$709	EUR	656	0	0
	05/2024		9	TWD	267	0	0
	06/2024	IDR	4,517,421		$287	3	0
	06/2024	INR	16,659		200	1	0
	06/2024	KRW	7,423,606		5,687	163	0
	06/2024	TWD	153,798		4,963	140	0
	06/2024		$510	IDR	8,080,496	0	(2)
	06/2024		24	ILS	87	0	0
	06/2024		3,121	INR	260,030	0	(10)
	06/2024		399	TWD	12,340	0	(12)
	07/2024	BRL	2,392		$476	3	0
	07/2024		$2,836	PLN	11,492	37	0
BRC	04/2024	CNH	44,298		$6,163	60	0
	04/2024	DKK	19,976		2,984	95	0
	04/2024	HKD	749		96	0	0
	04/2024	IDR	1,222,540		77	0	0
	04/2024	JPY	562,100		4,595	882	0
	04/2024	THB	1,535		43	1	0
	04/2024		$1,610	DKK	10,970	0	(23)
	04/2024		330	EUR	305	0	(1)
	04/2024		128	NOK	1,351	0	(3)
	05/2024	JPY	250,000		$2,022	363	0
	05/2024		$764	GBP	604	0	(1)
	05/2024		15	NOK	159	0	0
	06/2024	ILS	393		$108	1	0
	06/2024	INR	4,809		58	0	0
	06/2024	JPY	500,978		3,438	90	0
	06/2024	KRW	7,735,477		5,932	176	0
	06/2024	MXN	464		27	0	(1)
CBK	04/2024	BRL	5,587		1,121	7	0
	04/2024	CHF	2,752		3,140	89	0
	04/2024	CNH	19,753		2,745	23	0
	04/2024		$1,118	BRL	5,588	0	(4)
	04/2024		1,236	GBP	978	0	(1)
	04/2024		1,336	SEK	13,670	0	(59)
	05/2024	CAD	2,684		$1,976	0	(7)
	05/2024		$4,659	BRL	23,328	0	(22)
	06/2024	IDR	17,592		$1	0	0
	06/2024	INR	2,543		31	0	0
	06/2024	KRW	1,611,672		1,248	48	0
	06/2024	MXN	8,880		523	0	(4)
	06/2024	PEN	3,802		1,021	1	0
	06/2024		$49	IDR	778,599	0	0
	06/2024		406	KRW	529,784	0	(12)
	10/2024		490	JPY	70,000	0	(15)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

	01/2026	JPY	70,000		$516	14	0
DUB	04/2024	BRL	5,817		1,165	5	0
	04/2024	EUR	50,474		54,861	407	0
	04/2024	IDR	4,882,050		308	0	0
	04/2024		$1,157	BRL	5,817	3	0
	05/2024	BRL	5,836		$1,157	0	(3)
	05/2024		$968	BRL	4,803	0	(13)
	06/2024	KRW	7,672,916		$5,895	185	0
	06/2024	MXN	4,495		265	0	(2)
FAR	04/2024	JPY	1,048,861		6,937	8	0
	05/2024		$6,937	JPY	1,044,102	0	(8)
	06/2024	MXN	5,006		$296	0	(2)
GLM	04/2024	BRL	249		50	0	0
	04/2024	MXN	5,810		343	0	(6)
	04/2024		$50	BRL	249	0	0
	04/2024		373	DKK	2,550	0	(4)
	05/2024	MXN	6,924		$411	0	(2)
	06/2024	IDR	3,142,716		199	2	0
	06/2024		$453	KRW	592,207	0	(12)
	06/2024		1,057	MXN	17,807	2	(1)
	06/2024		0	MYR	1	0	0
	10/2024		1,414	JPY	200,000	0	(57)
	01/2026	JPY	200,000		$1,486	51	0
IND	04/2024	CNH	38,546		5,358	50	0
JPM	04/2024	BRL	681		136	1	0
	04/2024	CAD	35,806		26,536	102	0
	04/2024	KRW	207,326		154	1	0
	04/2024		$136	BRL	681	0	(1)
	04/2024		13,830	CNH	99,305	0	(150)
	05/2024		8	TWD	264	0	0
	06/2024	IDR	791,356		$50	0	0
	06/2024	ILS	2,932		805	5	0
	06/2024	INR	92,331		1,109	5	0
	06/2024	KRW	7,931,682		6,111	209	0
	06/2024	THB	211		6	0	0
	06/2024	TWD	157,409		5,118	182	0
	06/2024		$725	IDR	11,451,236	0	(5)
	06/2024		5,732	MXN	97,334	50	0
	07/2024	BRL	686		$136	1	0
	10/2024	JPY	540,000		4,350	686	0
MBC	04/2024	AUD	566		367	0	(1)
	04/2024	BRL	309		62	0	0
	04/2024	CNH	71,604		9,968	104	0
	04/2024	DKK	38,689		5,768	172	0
	04/2024	IDR	587,631		37	0	0
	04/2024	JPY	1,609,686		10,741	108	0
	04/2024	NOK	14,025		1,340	48	0
	04/2024	THB	91,551		2,571	58	0
	04/2024		$62	BRL	309	0	0
	04/2024		28,708	CAD	38,933	34	0
	04/2024		1,636	EUR	1,502	0	(16)
	04/2024		24,582	GBP	19,462	0	(18)
	05/2024	CAD	38,916		$28,708	0	(35)
	05/2024	GBP	18,858		23,823	18	0
	05/2024		$11,233	DKK	77,465	0	(13)
	05/2024		8	TWD	261	0	0
	06/2024	ILS	781		$215	2	0
	06/2024	INR	5,733		68	0	0
	06/2024	JPY	4,720,000		31,878	365	0
	06/2024		$335	IDR	5,291,612	0	(2)
	10/2024	JPY	470,000		$3,769	579	0
MYI	04/2024	BRL	309		62	0	0
	04/2024	CNH	39,015		5,452	77	0
	04/2024	SEK	44,277		4,305	169	0
	04/2024	SGD	1,282		964	14	0
	04/2024		$62	BRL	309	0	0
	04/2024		50,335	EUR	46,512	0	(156)
	04/2024		12,779	JPY	1,871,450	0	(416)
	04/2024		2,902	SEK	30,607	0	(42)
	05/2024	EUR	46,512		$50,396	159	0
	05/2024	SEK	30,569		2,902	43	0
	05/2024		$1,715	TWD	53,579	0	(38)
	06/2024	IDR	6,246,485		$402	10	0
	06/2024	INR	19,090		230	1	0
	06/2024	KRW	4,412,082		3,392	109	0
	06/2024		$147	IDR	2,321,239	0	(1)
	06/2024		1	MYR	3	0	0
RBC	04/2024	DKK	3,675		$535	4	0
	04/2024		$353	DKK	2,405	0	(5)
	04/2024		7	MXN	129	0	0
	06/2024	TWD	8,899		$284	5	0
	06/2024		$389	MXN	6,570	1	0
RYL	06/2024		399	KRW	525,830	0	(8)
SCX	04/2024	CNH	118,136		$16,444	170	0
	04/2024	DKK	39,382		5,745	49	0
	04/2024		$537	NZD	895	0	(3)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

	05/2024	NZD	895		$538		3	0
	05/2024		$79	NOK	846		0	(1)
	06/2024	INR	127,735		$1,533		4	0
	06/2024	KRW	7,628,294		5,864		187	0
	06/2024		$928	IDR	14,645,181		0	(8)
	06/2024		4,810	INR	400,432		0	(19)
SSB	06/2024	JPY	299,022		$2,051		52	0
	06/2024	KRW	403,116		300		0	0
TOR	04/2024	AUD	1,416		928		5	0
	04/2024	HKD	2,408		308		0	0
	04/2024	JPY	2,134,871		14,284		182	0
	04/2024		$4,395	CHF	3,963		0	(1)
	04/2024		1,301	NOK	13,680		0	(41)
	05/2024	AUD	21		$14		0	0
	05/2024	CHF	3,950		4,395		2	0
UAG	04/2024		$1,255	AUD	1,920		0	(4)
	04/2024		5,899	ZAR	110,458		0	(74)
	05/2024	AUD	1,920		$1,256		4	0
	06/2024		$934	TWD	29,161		0	(20)

Total Forward Foreign Currency Contracts							$7,534	$(2,263)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	$10,800	$21	$19
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	8,300	23	14
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	44,100	108	78

							$152	$111

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052		EUR	97.000	05/23/2025 $	1,100	$84	$467

Total Purchased Options							$236	$578

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250%	07/15/2024	$10,800	$(11)	$(3)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,100	(83)	(400)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.560	04/18/2024	500	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/18/2024	500	(2)	0
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.480	04/29/2024	3,300	(5)	(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.780	04/29/2024	3,300	(5)	(5)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	8,300	(12)	(2)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	700	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	700	(6)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	100	0	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	2,000	(16)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	2,000	(16)	(45)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	700	(5)	(15)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	6,200	(44)	(2)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	04/05/2024	900	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.810	04/05/2024	900	(3)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/02/2024	5,200	(12)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	04/02/2024	5,200	(12)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	100	0	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	1,100	(9)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	1,100	(8)	(24)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	1,100	(8)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	1,100	(8)	(23)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	44,100	(55)	(8)

Total Written Options	$(336)	$(552)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.383%	$1,150	$(34)	$0	$0	$(34)
MYC	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.383	1,200	(35)	0	0	(35)

$(69)	$0	$0	$(69)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.148%	$900	$(22)	$31	$9	$0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.915	4,500	(23)	38	15	0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.148	600	(14)	20	6	0

$(59)	$89	$30	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	5,200	$3,918	$25	$(13)	$12	$0
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$4,030	JPY	595,700	(17)	3	0	(14)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		4,700		690,200	(16)	3	0	(13)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		18,604		2,724,300	171	11	182	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		4,704		689,300	(7)	3	0	(4)
BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		3,447		482,600	177	3	180	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		3,992		588,800	(9)	3	0	(6)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		8,948		1,246,500	484	7	491	0
	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	4,200		$2,898	1	10	11	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029		4,100		2,829	(15)	10	0	(5)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		$7,609	JPY	1,060,000	457	6	463	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	AUD	1,800		$1,293	10	(4)	6	0

									$1,261	$42	$1,345	$(42)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/20/2029	MYR	65,600	$86	$17	$103	$0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	10,040	64	(43)	21	0

$150	$(26)	$124	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.128% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2024	$12,120	$153	$(151)	$2	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.128% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	8,080	102	(100)	2	0

$255	$(251)	$4	$0

Total Swap Agreements	$1,538	$(146)	$1,503	$(111)

(k)

Securities with an aggregate market value of $262 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$131	$0	$131
Australia
Non-Agency Mortgage-Backed Securities	0	17	0	17
Sovereign Issues	0	19	0	19
Belgium
Corporate Bonds & Notes	0	807	0	807
Canada
Corporate Bonds & Notes	0	581	0	581
Non-Agency Mortgage-Backed Securities	0	888	0	888
Sovereign Issues	0	16,690	0	16,690
Cayman Islands
Asset-Backed Securities	0	30,966	0	30,966
Corporate Bonds & Notes	0	1,165	0	1,165
Sovereign Issues	0	408	0	408
Chile
Sovereign Issues	0	596	0	596
China
Sovereign Issues	0	24,700	0	24,700
Denmark
Corporate Bonds & Notes	0	16,716	0	16,716
France
Corporate Bonds & Notes	0	5,415	0	5,415
Sovereign Issues	0	8,693	0	8,693
Germany
Corporate Bonds & Notes	0	6,194	0	6,194
Hungary
Sovereign Issues	0	937	0	937
Ireland
Asset-Backed Securities	0	11,875	0	11,875
Corporate Bonds & Notes	0	1,101	0	1,101
Non-Agency Mortgage-Backed Securities	0	1,176	0	1,176
Israel
Sovereign Issues	0	1,502	0	1,502
Italy
Corporate Bonds & Notes	0	2,505	0	2,505
Sovereign Issues	0	1,414	0	1,414
Japan
Corporate Bonds & Notes	0	461	0	461
Sovereign Issues	0	43,103	0	43,103
Jersey, Channel Islands
Asset-Backed Securities	0	1,493	0	1,493
Luxembourg
Corporate Bonds & Notes	0	197	0	197
Malaysia
Corporate Bonds & Notes	0	634	0	634
Sovereign Issues	0	6,538	0	6,538
Mexico
Sovereign Issues	0	2,010	0	2,010
Multinational
Corporate Bonds & Notes	0	1,245	0	1,245
Netherlands
Corporate Bonds & Notes	0	1,708	0	1,708
New Zealand
Sovereign Issues	0	344	0	344
Peru
Corporate Bonds & Notes	0	585	0	585
Sovereign Issues	0	887	0	887
Poland
Sovereign Issues	0	4,146	0	4,146
Qatar
Corporate Bonds & Notes	0	252	0	252
Romania
Sovereign Issues	0	5,254	0	5,254
Saudi Arabia
Sovereign Issues	0	8,341	0	8,341
Serbia
Sovereign Issues	0	379	0	379
Singapore
Sovereign Issues	0	1,265	0	1,265
South Korea
Sovereign Issues	0	25,345	0	25,345
Spain
Corporate Bonds & Notes	0	1,614	0	1,614
Sovereign Issues	0	6,605	0	6,605
Switzerland
Corporate Bonds & Notes	0	6,350	0	6,350
United Arab Emirates
Corporate Bonds & Notes	0	415	0	415
United Kingdom
Corporate Bonds & Notes	0	17,714	0	17,714
Non-Agency Mortgage-Backed Securities	0	14,274	0	14,274
Sovereign Issues	0	7,479	0	7,479
United States
Asset-Backed Securities	0	20,258	156	20,414

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2024 (Unaudited)

Corporate Bonds & Notes	0	24,564	0	24,564
Loan Participations and Assignments	0	1,724	234	1,958
Municipal Bonds & Notes	0	864	0	864
Non-Agency Mortgage-Backed Securities	0	31,936	125	32,061
U.S. Government Agencies	0	232,927	0	232,927
U.S. Treasury Obligations	0	68,523	0	68,523
Short-Term Instruments
Commercial Paper	0	6,672	0	6,672
Short-Term Notes	0	13	0	13
U.S. Treasury Bills	0	737	0	737

	$0	$681,352	$515	$681,867
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,677	$0	$0	$9,677

Total Investments	$9,677	$681,352	$515	$691,544

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(102,502)	$0	$(102,502)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	198	2,260	0	2,458
Over the counter	0	9,615	0	9,615

	$198	$11,875	$0	$12,073
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(362)	(694)	0	(1,056)
Over the counter	0	(2,926)	0	(2,926)

	$(362)	$(3,620)	$0	$(3,982)

Total Financial Derivative Instruments	$(164)	$8,255	$0	$8,091

Totals	$9,513	$587,105	$515	$597,133

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$17,582	$74,996	$(82,900)	$16	$(17)	$9,677	$200	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CKL	Citibank N.A. London	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month
EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.0% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$7	$4
3.625% due 07/09/2035 þ		5	2
Argentina Treasury Bond BONCER 0.000% due 06/30/2025 (c)	ARS	200	0
Provincia de Buenos Aires 106.588% due 04/12/2025		6	0

Total Argentina (Cost $6)			6

AUSTRALIA 0.2%
SOVEREIGN ISSUES 0.2%
Australia Government International Bond 1.000% due 12/21/2030	AUD	100	55

Total Australia (Cost $73)			55

CANADA 2.4%
SOVEREIGN ISSUES 2.4%
Canada Government Bond 2.750% due 12/01/2033	CAD	200	145
Province of British Columbia 4.150% due 06/18/2034		100	74
Province of Ontario 3.650% due 06/02/2033		500	356

Total Canada (Cost $574)			575

CAYMAN ISLANDS 6.3%
ASSET-BACKED SECURITIES 5.5%
Arbor Realty Commercial Real Estate Notes Ltd. 6.769% due 01/15/2037 •		$100	100
AREIT Trust 6.521% due 11/17/2038 •		66	66
BDS Ltd. 6.791% due 12/16/2036 •		96	96
Brightspire Capital Ltd. 6.591% due 08/19/2038 •		83	82
GPMT Ltd. 6.793% due 12/15/2036 •		100	97
Halseypoint CLO Ltd. 6.679% due 07/20/2031 •		84	84
LoanCore Issuer Ltd.
6.740% due 11/15/2038 •		94	92
6.869% due 01/17/2037 •		100	99
MF1 Ltd.
6.521% due 10/16/2036 •		94	94
6.541% due 07/16/2036 •		87	87
Starwood Commercial Mortgage Trust 6.641% due 04/18/2038 •		89	87
Starwood Mortgage Trust 6.669% due 11/15/2038 •		100	98
TCI-Symphony CLO Ltd. 6.596% due 10/13/2032 •		98	98
TPG Real Estate Finance Issuer Ltd. 6.969% due 02/15/2039 •		100	99
Venture CLO Ltd. 6.599% due 04/20/2029 •		6	6

			1,285

CORPORATE BONDS & NOTES 0.8%
Sands China Ltd. 5.400% due 08/08/2028		200	196

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Total Cayman Islands (Cost $1,497)			1,481

CHINA 4.6%
SOVEREIGN ISSUES 4.6%
China Government International Bond
2.440% due 10/15/2027	CNY	5,990	836
3.190% due 04/15/2053		200	32
3.530% due 10/18/2051		630	103
3.720% due 04/12/2051		600	100

Total China (Cost $1,099)			1,071

DENMARK 1.9%
CORPORATE BONDS & NOTES 1.9%
Jyske Realkredit AS
1.000% due 04/01/2024	DKK	400	58
1.000% due 10/01/2050		147	17
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		900	130
1.000% due 10/01/2050		1,494	161
1.500% due 10/01/2053		94	11
Nykredit Realkredit AS
1.500% due 10/01/2052		99	11
Realkredit Danmark AS
1.000% due 04/01/2024		300	43
1.500% due 10/01/2053		188	22

Total Denmark (Cost $502)			453

FRANCE 2.0%
SOVEREIGN ISSUES 2.0%
France Government International Bond
0.500% due 05/25/2072	EUR	50	21
0.750% due 05/25/2052		150	89
3.000% due 06/25/2049		200	209
3.250% due 05/25/2045		140	153

Total France (Cost $588)			472

GERMANY 1.3%
CORPORATE BONDS & NOTES 1.3%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	100	102
1.750% due 11/19/2030 •		100	95
2.625% due 02/12/2026		100	106

Total Germany (Cost $370)			303

IRELAND 1.5%
ASSET-BACKED SECURITIES 1.2%
Man GLG Euro CLO DAC
4.630% due 12/15/2031 •	EUR	230	248
4.812% due 01/15/2030 •		39	42

			290

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Shamrock Residential DAC 4.698% due 01/24/2061 •		73	78

Total Ireland (Cost $395)			368

ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond 2.000% due 03/31/2027	ILS	200	51

Total Israel (Cost $61)			51

ITALY 1.9%
SOVEREIGN ISSUES 1.9%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$200	198

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Italy Buoni Poliennali Del Tesoro 4.000% due 10/30/2031	EUR	100	112
Italy Government International Bond 6.000% due 08/04/2028	GBP	100	131

Total Italy (Cost $456)			441

JAPAN 8.0%
SOVEREIGN ISSUES 8.0%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		$200	187
Japan Government International Bond
0.005% due 04/01/2024	JPY	20,000	132
0.005% due 05/01/2024		10,000	66
0.005% due 10/01/2024		35,000	231
0.100% due 01/01/2026		10,000	66
0.100% due 03/10/2028		29,159	202
0.300% due 06/20/2046		26,100	132
0.500% due 09/20/2046		45,200	240
0.700% due 12/20/2048		25,750	139
0.700% due 06/20/2051		12,500	65
0.700% due 09/20/2051		4,000	21
0.800% due 09/20/2033		10,000	67
1.200% due 09/20/2035		19,950	137
1.500% due 09/20/2043		20,000	134
1.800% due 09/20/2053		7,800	52

Total Japan (Cost $2,492)			1,871

MALAYSIA 1.2%
SOVEREIGN ISSUES 1.2%
Malaysia Government International Bond 3.519% due 04/20/2028	MYR	1,340	283

Total Malaysia (Cost $286)			283

MEXICO 0.4%
SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	500	28
7.750% due 05/29/2031		100	6
8.500% due 03/01/2029		600	35
8.500% due 05/31/2029		330	19

Total Mexico (Cost $88)			88

POLAND 0.7%
SOVEREIGN ISSUES 0.7%
Poland Government International Bond 3.875% due 02/14/2033	EUR	148	165

Total Poland (Cost $162)			165

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bond
2.000% due 04/14/2033	EUR	41	34
2.124% due 07/16/2031		100	88
2.750% due 04/14/2041		15	11

Total Romania (Cost $178)			133

SAUDI ARABIA 1.7%
SOVEREIGN ISSUES 1.7%
Saudi Government International Bond
4.750% due 01/16/2030		$200	199
4.875% due 07/18/2033		200	199

Total Saudi Arabia (Cost $396)			398

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Serbia Government International Bond 1.000% due 09/23/2028	EUR	100	92

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Total Serbia (Cost $116)			92

SINGAPORE 0.2%
SOVEREIGN ISSUES 0.2%
Singapore Government International Bond
2.250% due 08/01/2036	SGD	60	41
3.375% due 09/01/2033		20	15

Total Singapore (Cost $57)			56

SOUTH KOREA 4.6%
SOVEREIGN ISSUES 4.6%
Korea Government International Bond
1.375% due 12/10/2029	KRW	44,900	30
2.000% due 06/10/2031		54,110	37
2.125% due 06/10/2027		65,000	46
2.375% due 12/10/2027		80,000	57
2.375% due 12/10/2028		402,460	286
2.625% due 06/10/2028		194,680	141
3.250% due 03/10/2028		64,330	48
3.250% due 06/10/2033		118,230	87
3.250% due 09/10/2042		23,830	17
4.250% due 12/10/2032		340,060	268
5.500% due 03/10/2028		80,000	64

Total South Korea (Cost $1,221)			1,081

SPAIN 2.0%
CORPORATE BONDS & NOTES 0.9%
CaixaBank SA 6.208% due 01/18/2029 •		$200	204

SOVEREIGN ISSUES 1.1%
Spain Government International Bond
1.450% due 10/31/2071	EUR	75	41
3.450% due 07/30/2066		98	99
3.900% due 07/30/2039		100	113

			253

Total Spain (Cost $514)			457

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
UBS Group AG
4.932% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	100	109
7.750% due 03/01/2029 •		100	123

Total Switzerland (Cost $214)			232

UNITED KINGDOM 5.8%
CORPORATE BONDS & NOTES 1.7%
HSBC Holdings PLC 4.041% due 03/13/2028 •		$200	193
NatWest Group PLC 5.076% due 01/27/2030 •		200	196

			389

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Mansard Mortgages PLC 5.993% due 12/15/2049 •	GBP	32	40
Newgate Funding PLC 6.340% due 12/15/2050 •		69	84
Residential Mortgage Securities PLC 6.473% due 06/20/2070 •		51	65
Ripon Mortgages PLC 5.922% due 08/28/2056 •		131	165
RMAC Securities PLC
4.090% due 06/12/2044 •	EUR	52	54
5.512% due 06/12/2044 •	GBP	61	75

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Trinity Square PLC 6.072% due 07/15/2059 •		53	67

			550

SOVEREIGN ISSUES 1.8%
United Kingdom Gilt
1.250% due 07/31/2051		100	64
1.500% due 07/31/2053		100	67
1.750% due 01/22/2049		100	76
3.250% due 01/22/2044		150	161
4.375% due 07/31/2054		50	63

			431

Total United Kingdom (Cost $1,606)			1,370

UNITED STATES 68.2%
ASSET-BACKED SECURITIES 4.4%
Citigroup Mortgage Loan Trust 5.834% due 06/25/2037 •		$91	89
Countrywide Asset-Backed Certificates Trust
5.584% due 07/25/2037 •		13	12
5.664% due 06/25/2047 •		160	152
5.924% due 04/25/2037 •		28	24
6.104% due 08/25/2035 •		53	52
LCCM Trust 6.640% due 12/13/2038 •		96	94
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.074% due 02/25/2036 •		93	84
PRET LLC 1.843% due 09/25/2051 þ		68	65
Renaissance Home Equity Loan Trust 7.994% due 12/25/2032 «•		15	12
Saxon Asset Securities Trust 7.194% due 12/25/2037 •		46	39
SG Mortgage Securities Trust 5.594% due 10/25/2036 •		107	97
SMB Private Education Loan Trust
1.290% due 07/15/2053		36	33
6.769% due 02/16/2055 •		68	68
Structured Asset Investment Loan Trust 7.169% due 10/25/2034 •		116	119
Structured Asset Securities Corp. Mortgage Loan Trust 5.714% due 07/25/2036 •		1	1
Terwin Mortgage Trust 6.384% due 11/25/2033 •		1	1
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		100	100

			1,042

CORPORATE BONDS & NOTES 4.6%
Bank of America Corp.
1.898% due 07/23/2031 •		100	82
5.288% due 04/25/2034 •		37	37
JPMorgan Chase & Co.
5.336% due 01/23/2035 •		100	100
6.087% due 10/23/2029 •		100	104
Morgan Stanley
3.790% due 03/21/2030 •	EUR	100	109
4.585% (EUR003M + 0.650%) due 03/19/2027 ~		100	108
5.173% due 01/16/2030 •		$100	100
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		100	91
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		100	98
Philip Morris International, Inc. 4.875% due 02/13/2029		50	50
Wells Fargo & Co.
4.808% due 07/25/2028 •		100	99
5.499% due 01/23/2035 •		100	100

			1,078

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC 7.076% (TSFR1M + 1.750%) due 02/01/2027 ~		92	93

MUNICIPAL BONDS & NOTES 0.2%
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		50	50

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Bear Stearns ALT-A Trust 4.576% due 11/25/2036 ~	50	26
BIG Commercial Mortgage Trust 6.667% due 02/15/2039 •	96	95
Chase Mortgage Finance Trust 4.574% due 07/25/2037 ~	2	1
Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	85	71
6.236% due 09/25/2035 •	1	1
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ~	107	53
Countrywide Alternative Loan Trust 6.000% due 05/25/2036 •	178	77
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 11/25/2047	46	23
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.824% due 08/25/2047 •	72	57
DROP Mortgage Trust 6.589% due 10/15/2043 •	100	96
Extended Stay America Trust 6.519% due 07/15/2038 •	91	92
First Horizon Mortgage Pass-Through Trust 4.830% due 05/25/2037 ~	9	4
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~	91	76
GSR Mortgage Loan Trust 4.704% due 11/25/2035 «~	8	7
HarborView Mortgage Loan Trust 6.001% due 02/19/2036 •	123	60
Impac CMB Trust 6.164% due 10/25/2034 «•	11	10
IndyMac INDX Mortgage Loan Trust 5.924% due 07/25/2035 •	8	7
JP Morgan Alternative Loan Trust 5.603% due 12/25/2035 ~	26	19
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	162	136
3.000% due 03/25/2052 ~	86	73
3.000% due 05/25/2052 ~	165	138
5.352% due 02/25/2036 ~	5	4
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.300% due 08/15/2032 •	6	6
Merrill Lynch Mortgage Investors Trust 5.446% due 02/25/2035 ~	2	2
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	40	38
2.750% due 11/25/2059 ~	43	40
Structured Asset Securities Corp. 5.724% due 01/25/2036 •	11	9
Thornburg Mortgage Securities Trust 7.002% due 06/25/2047 •	4	3
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	33	31
2.900% due 10/25/2059 ~	112	105
6.444% due 05/25/2058 •	18	19
WaMu Mortgage Pass-Through Certificates Trust
4.174% due 09/25/2036 ~	5	4
5.148% due 03/25/2035 «~	13	13
6.048% due 03/25/2034 ~	18	17

		1,413

U.S. GOVERNMENT AGENCIES 39.0%
Fannie Mae 3.500% due 01/01/2059	43	38
Freddie Mac
0.000% due 01/15/2038 ~(a)	13	1
5.740% due 01/15/2038 •	13	13
6.033% due 12/15/2037 •	1	1
Ginnie Mae, TBA 3.000% due 04/01/2054	400	353
Uniform Mortgage-Backed Security
2.500% due 01/01/2052	91	75
3.000% due 10/01/2049	67	59
3.500% due 10/01/2039 - 07/01/2050	40	36
4.000% due 06/01/2050	28	26
4.500% due 08/01/2052	100	95
6.500% due 12/01/2053 - 04/01/2054	2,200	2,248
Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2054	640	593
4.500% due 04/01/2054	1,260	1,200
5.000% due 05/01/2054	2,140	2,089
5.500% due 05/01/2054	100	99

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

6.000% due 05/01/2054		100	101
6.500% due 04/01/2054 - 05/01/2054		2,100	2,146

			9,173

U.S. TREASURY OBLIGATIONS 13.6%
U.S. Treasury Bonds
4.250% due 02/15/2054		145	143
4.750% due 11/15/2043 (f)		200	207
4.750% due 11/15/2053		179	191
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025		179	175
0.250% due 01/15/2025		391	384
0.500% due 01/15/2028		488	461
1.125% due 01/15/2033		176	165
1.375% due 07/15/2033		33	31
2.375% due 10/15/2028		101	103
2.500% due 01/15/2029 (i)		144	148
U.S. Treasury Notes
2.875% due 04/30/2025		300	293
3.500% due 02/15/2033		100	95
4.000% due 02/29/2028		100	99
4.000% due 02/15/2034		300	295
4.500% due 11/15/2033		400	409

			3,199

Total United States (Cost $16,320)			16,048

SHORT-TERM INSTRUMENTS 2.9%
HUNGARY TREASURY BILLS 0.1%
8.367% due 04/04/2024 (c)(d)	HUF	11,000	30

JAPAN TREASURY BILLS 2.8%
(0.068)% due 06/17/2024 (b)(c)	JPY	100,000	661

Total Short-Term Instruments (Cost $710)			691

Total Investments in Securities (Cost $29,981)			28,241

		SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III		70,019	681

Total Short-Term Instruments (Cost $681)			681

Total Investments in Affiliates (Cost $681)			681

Total Investments 122.9% (Cost $30,662)			$28,922
Financial Derivative Instruments (g)(h) 0.8%(Cost or Premiums, net $235)			184
Other Assets and Liabilities, net (23.7)%			(5,571)

Net Assets 100.0%			$23,535

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

CIB	5.420%	03/13/2024	04/03/2024	$(211)	$(212)

Total Reverse Repurchase Agreements	$(212)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (13.2)%
U.S. Government Agencies (13.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2039	$500	$(442)	$(443)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2054	2,640	(2,095)	(2,092)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2054	150	(125)	(124)
Uniform Mortgage-Backed Security, TBA	3.000	05/01/2054	400	(346)	(345)
Uniform Mortgage-Backed Security, TBA	6.000	04/01/2054	100	(101)	(101)

Total Short Sales (13.2)%	$(3,109)	$(3,105)

(f)	Securities with an aggregate market value of $208 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(732) at a weighted average interest rate of 5.366%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2025	5	$1,311	$(5)	$1	$(1)
3-Month SOFR Active Contract June Futures	09/2024	2	474	(1)	0	0
3-Month SOFR Active Contract June Futures	09/2025	8	1,919	(5)	0	(1)
3-Month SOFR Active Contract March Futures	06/2024	17	4,024	(8)	0	0
3-Month SOFR Active Contract September Futures	12/2024	3	714	(1)	0	(1)
3-Month SOFR Active Contract September Futures	12/2025	14	3,364	(5)	0	(2)
Canada Government 10-Year Bond June Futures	06/2024	5	444	3	0	0
Euro-BTP Italy Government Bond June Futures	06/2024	6	770	11	2	(3)
Euro-Buxl 30-Year Bond June Futures	06/2024	1	147	3	2	0
Euro-Schatz June Futures	06/2024	7	798	0	1	0

$(8)	$6	$(8)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2024	10	$(2,608)	$12	$0	$0
3-Month SOFR Active Contract December Futures	03/2025	26	(6,203)	20	4	0
3-Month SOFR Active Contract March Futures	06/2025	16	(3,828)	7	2	0
Australia Government 10-Year Bond June Futures	06/2024	4	(304)	0	0	(2)
Euro-Bobl June Futures	06/2024	5	(638)	(3)	0	(2)
Euro-OAT France Government 10-Year Bond June Futures	06/2024	1	(138)	(1)	0	0
U.S. Treasury 2-Year Note June Futures	06/2024	3	(613)	1	1	0
U.S. Treasury 5-Year Note June Futures	06/2024	20	(2,140)	(6)	2	0
U.S. Treasury 10-Year Note June Futures	06/2024	10	(1,108)	(8)	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	3	(344)	(3)	0	0
U.S. Treasury Long-Term Bond June Futures	06/2024	7	(843)	(15)	0	(2)
United Kingdom Long Gilt June Futures	06/2024	8	(1,009)	(24)	0	(4)

$(20)	$10	$(10)

Total Futures Contracts	$(28)	$16	$(18)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-41 10-Year Index	(1.000)%	Quarterly	12/20/2033	$500	$2	$(7)	$(5)	$0	$0
CDX.IG-42 10-Year Index	(1.000)	Quarterly	06/20/2034	1,500	(10)	0	(10)	0	0
iTraxx Europe Main 41 10-Year Index	(1.000)	Quarterly	06/20/2034	EUR	400	(2)	(1)	(3)	0	0

$(10)	$(8)	$(18)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	$2,700	$59	$3	$62	$0	$0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	5,000	112	3	115	1	0
iTraxx Europe Main 41 5-Year Index	1.000	Quarterly	06/20/2029	EUR	400	9	1	10	0	0

$180	$7	$187	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	100	$0	$(1)	$(1)	$0	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027	700	(2)	(8)	(10)	1	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	1,300	24	4	28	4	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	1,660	20	11	31	10	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035	200	3	7	10	0	(1)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	60	1	1	2	1	0
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	45,970	(2)	1	(1)	0	0
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/18/2034	3,580	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/17/2025	JPY	50,000	1	(2)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	140,000	(12)	3	(9)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	25,470	1	(2)	(1)	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		30,000	(3)	(6)	(9)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		22,000	(8)	1	(7)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		30,000	(6)	(2)	(8)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	09/15/2032		8,000	0	(1)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		10,000	0	10	10	0	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	1,680	3	8	11	1	0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	18,660	(2)	1	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$1,100	41	0	41	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		400	0	(10)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		400	0	(10)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		150	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		350	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.310	Annual	01/16/2025		1,000	(3)	(26)	(29)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		1,200	(4)	27	23	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		1,600	6	21	27	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		360	3	7	10	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		600	(1)	3	2	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		1,300	6	3	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,807	10	40	50	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		600	(1)	8	7	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		2,230	4	11	15	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		700	0	30	30	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		200	1	18	19	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		500	0	(5)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027		270	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		400	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		400	5	14	19	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		200	(2)	1	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		30	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		100	0	(3)	(3)	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		200	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		500	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		100	(4)	(3)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		155	18	9	27	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032		100	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032		100	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032		200	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032		200	2	11	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032		200	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032		100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032		100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032		100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,555	(112)	27	(85)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.180	Annual	01/16/2034		125	3	15	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		280	17	(8)	9	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,650	7	(1)	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		200	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		25	7	2	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		460	59	(25)	34	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		200	(25)	12	(13)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		100	3	(1)	2	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	200	(5)	0	(5)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		100	0	(3)	(3)	0	0
Pay(5)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	17,320	13	0	13	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	200	0	2	2	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/06/2024		200	0	2	2	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/13/2024		300	(1)	4	3	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/26/2024		100	0	1	1	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		100	0	1	1	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/16/2024		100	0	1	1	0	0
Receive(5)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	537,320	(2)	1	(1)	0	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	700	(2)	4	2	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		700	0	(2)	(2)	0	0
Pay	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		800	(1)	(1)	(2)	0	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		500	(3)	(1)	(4)	0	0
Pay(5)	3-Month NZD-BBR	4.250	Semi-Annual	03/18/2030		300	(1)	3	2	0	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	3,300	7	(9)	(2)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	300	(6)	(6)	(12)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		50	1	(6)	(5)	0	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		1,450	(2)	11	9	4	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		400	8	(6)	2	1	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		700	(15)	9	(6)	3	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		1,600	(10)	22	12	4	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(3)	(3)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026	EUR	2,000	13	(4)	9	0	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		1,020	9	1	10	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		100	(1)	(7)	(8)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		100	(1)	(7)	(8)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		100	0	(7)	(7)	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		100	0	3	3	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		3,700	55	(9)	46	12	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		480	(8)	(5)	(13)	0	(2)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(5)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(4)	(4)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		3,500	64	15	79	19	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		280	3	(12)	(9)	2	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		800	(35)	(6)	(41)	0	(10)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	2,000	0	(8)	(8)	0	0
Receive	28-Day MXN-TIIE	9.073	Lunar	06/03/2027		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	9.260	Lunar	06/03/2027		200	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.760	Lunar	03/01/2029		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.725	Lunar	03/07/2029		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.673	Lunar	05/31/2029		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.680	Lunar	05/31/2029		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.681	Lunar	05/31/2029		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.810	Lunar	05/29/2031		100	0	0	0	0	0
Pay	CAONREPO Index	1.220	Semi-Annual	03/03/2025	CAD	600	(16)	1	(15)	0	0
Pay(5)	CAONREPO Index	3.500	Annual	05/10/2025		2,300	(5)	(12)	(17)	0	(1)
Pay	CAONREPO Index	1.500	Semi-Annual	06/17/2025		100	(3)	0	(3)	0	0
Pay(5)	CAONREPO Index	4.600	Annual	08/30/2025		800	3	(1)	2	0	0
Pay(5)	CAONREPO Index	3.500	Annual	12/18/2025		1,700	(4)	(1)	(5)	0	(1)
Pay	CAONREPO Index	1.000	Semi-Annual	06/16/2026		150	(8)	(1)	(9)	0	0
Receive	CAONREPO Index	3.250	Semi-Annual	03/15/2028		100	1	0	1	0	0
Pay	CAONREPO Index	2.500	Semi-Annual	06/19/2029		350	(12)	(2)	(14)	0	(1)
Pay	CAONREPO Index	1.500	Semi-Annual	06/17/2030		500	(42)	(2)	(44)	0	(1)
Receive	CAONREPO Index	3.500	Semi-Annual	06/01/2032		500	(5)	4	(1)	1	0
Receive	CAONREPO Index	3.300	Semi-Annual	06/01/2033		400	2	3	5	1	0
Receive	CAONREPO Index	3.400	Semi-Annual	06/01/2033		100	0	1	1	0	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		500	(8)	0	(8)	0	(1)
Receive	CAONREPO Index	3.250	Semi-Annual	12/20/2033		200	2	2	4	0	0
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033		300	(1)	(3)	(4)	1	0
Receive	CAONREPO Index	3.500	Semi-Annual	06/18/2034		100	0	0	0	0	0
Pay	CAONREPO Index	1.750	Semi-Annual	12/16/2046		150	(30)	(2)	(32)	0	(1)

							$8	$219	$227	$84	$(29)

Total Swap Agreements							$178	$218	$396	$85	$(29)

Cash of $981 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2024	AUD	7		$4	$0	$0
	04/2024		$51	NZD	83	0	(1)
	05/2024		4	AUD	7	0	0
BOA	04/2024	AUD	9		$6	0	0
	04/2024	DKK	980		142	1	0
	04/2024	EUR	207		225	1	0
	04/2024	IDR	113,576		7	0	0
	04/2024	JPY	2,500		17	0	0
	04/2024		$7	CNY	48	0	0
	04/2024		75	EUR	69	0	(1)
	04/2024		6	SGD	8	0	0
	05/2024	DKK	1,159		$169	1	0
	05/2024		$6	AUD	9	0	0
	06/2024	KRW	63,164		$48	1	0
	06/2024		$43	IDR	672,924	0	(1)
BPS	04/2024	BRL	220		$44	0	0
	04/2024	CAD	114		84	0	0
	04/2024	CHF	53		59	0	0
	04/2024	DKK	689		103	3	0
	04/2024	GBP	552		698	2	0
	04/2024	HUF	238		1	0	0
	04/2024	IDR	233,660		15	0	0
	04/2024	JPY	124,218		822	1	0
	04/2024	MYR	705		151	3	0
	04/2024		$44	BRL	220	0	0
	04/2024		283	CNH	2,053	0	0
	04/2024		1,330	CNY	9,453	0	(1)
	04/2024		31	DKK	210	0	0
	04/2024		154	EUR	142	0	(1)
	04/2024		630	GBP	497	0	(4)
	04/2024		406	JPY	59,487	0	(13)
	05/2024	BRL	117		$24	0	0
	05/2024	CNH	1,983		274	0	0
	05/2024	DKK	1,475		215	1	0
	05/2024	TWD	297		10	0	0
	05/2024		$698	GBP	552	0	(2)
	05/2024		822	JPY	123,652	0	(1)
	06/2024	IDR	377,908		$24	0	0
	06/2024	INR	807		10	0	0
	06/2024	KRW	177,141		136	4	0
	06/2024	TWD	5,917		191	5	0
	06/2024		$62	IDR	983,551	0	0
	06/2024		127	INR	10,609	0	0
	07/2024	BRL	103		$21	0	0
	07/2024		$208	PLN	844	3	0
BRC	04/2024	DKK	886		$132	4	0
	04/2024	IDR	81,509		5	0	0
	04/2024	JPY	20,000		164	32	0
	04/2024		$89	CNH	639	0	(1)
	04/2024		44	DKK	300	0	(1)
	04/2024		8	NOK	89	0	0
	05/2024	JPY	10,000		$81	15	0
	05/2024		$6	NOK	67	0	0
	06/2024	INR	233		$3	0	0
	06/2024	JPY	62,620		430	11	0
	06/2024	KRW	197,337		151	5	0
	06/2024	MXN	20		1	0	0
	06/2024		$61	CZK	1,415	0	(1)
CBK	04/2024	BRL	145		$29	0	0
	04/2024		$23	AUD	35	0	0
	04/2024		29	BRL	145	0	(1)
	04/2024		95	CHF	84	0	(3)
	04/2024		197	CNH	1,414	0	(2)
	04/2024		86	DKK	590	0	(1)
	04/2024		34	EUR	31	0	0
	04/2024		70	GBP	55	0	(1)
	04/2024		54	SEK	550	0	(2)
	05/2024	CAD	88		$65	0	0
	05/2024		$136	BRL	680	0	(1)
	05/2024		13	EUR	12	0	0
	06/2024	KRW	132,176		$103	4	0
	06/2024	MXN	392		23	0	0
	06/2024		$43	COP	171,343	1	0
	06/2024		7	IDR	111,510	0	0
	06/2024		30	KRW	38,684	0	(1)
	06/2024		30	PEN	113	0	0
DUB	04/2024	BRL	46		$9	0	0
	04/2024	IDR	325,494		21	0	0
	04/2024		$9	BRL	46	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

	04/2024		6,898	EUR	6,346	0	(51)
	05/2024		31	BRL	155	0	0
	06/2024	KRW	192,471		$148	5	0
	06/2024	MXN	190		11	0	0
FAR	04/2024	JPY	368,340		2,436	3	0
	05/2024		$2,436	JPY	366,668	0	(3)
	06/2024	MXN	211		$13	0	0
GLM	04/2024		290		17	0	0
	05/2024		297		18	0	0
	06/2024		$17	MXN	280	0	0
	06/2024		0	MYR	0	0	0
	10/2024		71	JPY	10,000	0	(3)
	01/2026	JPY	10,000		$74	3	0
IND	04/2024	CNH	1,938		269	3	0
JPM	04/2024	BRL	29		6	0	0
	04/2024		$6	BRL	29	0	0
	04/2024		250	CNH	1,795	0	(3)
	06/2024	ILS	20		$5	0	0
	06/2024	INR	378		5	0	0
	06/2024	KRW	213,453		165	6	0
	06/2024	MXN	8		1	0	0
	06/2024	TWD	6,683		217	8	0
	06/2024		$90	IDR	1,420,134	0	(1)
	07/2024	BRL	30		$6	0	0
	10/2024	JPY	20,000		161	25	0
MBC	04/2024	AUD	22		14	0	0
	04/2024	BRL	13		3	0	0
	04/2024	CAD	42		31	0	0
	04/2024	CNH	124		17	0	0
	04/2024	IDR	39,179		2	0	0
	04/2024	NOK	565		54	2	0
	04/2024		$139	AUD	215	1	0
	04/2024		3	BRL	13	0	0
	04/2024		89	CNH	642	0	(1)
	04/2024		47	EUR	43	0	0
	04/2024		1,404	JPY	210,342	0	(14)
	04/2024		29	RON	131	0	0
	04/2024		16	THB	568	0	0
	05/2024		31	CAD	42	0	0
	05/2024		247	DKK	1,700	0	0
	06/2024	INR	198		$2	0	0
	06/2024		$57	IDR	899,434	0	0
	10/2024	JPY	15,000		$120	19	0
MYI	04/2024	BRL	13		3	0	0
	04/2024	CNH	125		17	0	0
	04/2024	CNY	6,265		881	0	0
	04/2024	EUR	6,402		6,928	21	0
	04/2024	JPY	182,211		1,239	34	0
	04/2024	SEK	550		53	1	0
	04/2024		$3	BRL	13	0	0
	04/2024		111	CAD	150	0	0
	04/2024		1	HUF	495	0	0
	04/2024		233	JPY	34,313	0	(7)
	04/2024		6	SGD	8	0	0
	05/2024		881	CNY	6,274	0	(1)
	05/2024		6,937	EUR	6,402	0	(22)
	05/2024		643	JPY	96,791	0	(1)
	05/2024		37	SEK	393	0	(1)
	05/2024		104	TWD	3,241	0	(2)
	06/2024	INR	925		$11	0	0
	06/2024	KRW	110,681		85	3	0
	06/2024		$4	IDR	55,715	0	0
	06/2024		12	KRW	15,909	0	0
	06/2024		0	MYR	1	0	0
	10/2024	JPY	10,000		$82	14	0
RBC	04/2024	DKK	117		17	0	0
	04/2024		$1	MXN	9	0	0
	06/2024	KRW	28,238		$21	0	0
	06/2024		$13	MXN	227	0	0
RYL	04/2024		27	DKK	185	0	0
SCX	04/2024	CNH	174		$24	0	0
	04/2024	DKK	1,253		183	2	0
	04/2024	NZD	83		50	0	0
	04/2024		$368	CNH	2,646	0	(3)
	04/2024		400	CNY	2,838	0	(1)
	04/2024		29	JPY	4,300	0	(1)
	05/2024		34	NOK	358	0	(1)
	05/2024		50	NZD	83	0	0
	06/2024	INR	4,731		$57	0	0
	06/2024	KRW	217,709		167	5	0
	06/2024		$104	IDR	1,651,064	0	(1)
	06/2024		196	INR	16,337	0	(1)
SSB	04/2024		21	CLP	20,509	0	0
	05/2024		364	MXN	6,185	6	0
	06/2024	JPY	37,380		$256	7	0
	06/2024		$49	KRW	63,023	0	(2)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

06/2024	9	TWD	276	0	0
TOR	04/2024	CHF	31	$34	0	0
04/2024	$352	AUD	537	0	(2)
04/2024	1,867	JPY	278,970	0	(24)
04/2024	86	NOK	902	0	(3)
05/2024	5	AUD	8	0	0
05/2024	34	CHF	31	0	0
UAG	04/2024	AUD	741	$484	2	0
04/2024	$4	CAD	6	0	0
04/2024	221	ZAR	4,145	0	(3)
05/2024	485	AUD	741	0	(2)

Total Forward Foreign Currency Contracts	$268	$(194)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	$500	$1	$1
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	400	1	1
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	1,800	5	3

Total Purchased Options	$7	$5

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250%	07/15/2024	$500	$(1)	$0
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	400	(1)	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.705	04/22/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.105	04/22/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	100	0	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	100	(1)	(2)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	300	(2)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.624	04/01/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.024	04/01/2024	100	0	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	100	(1)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	1,800	(2)	0

Total Written Options	$(11)	$(6)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.383%	$90	$(3)	$0	$0	$(3)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
											Swap Agreements, at Value(6)
Counterparty	Reference Entity		Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond		1.000%	Quarterly	06/20/2025	0.148%		$50	$(1)	$2	$1	$0
BRC	Italy Government International Bond		1.000	Quarterly	06/20/2025	0.148		50	(1)	2	1	0
CBK	Israel Government International Bond		1.000	Quarterly	06/20/2027	0.915		200	(1)	1	0	0

									$(3)	$5	$2	$0

CROSS-CURRENCY SWAPS
											Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)		Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	200		$151	$1	$(1)	$0	$0
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		$164	JPY	24,300	(1)	0	0	(1)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		194		28,500	(1)	0	0	(1)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		741		108,500	7	0	7	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		195		28,500	0	0	0	0
BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		122		17,100	6	0	6	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		163		24,000	0	0	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	382	53,200	21	0	21	0
Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	200	$138	0	1	1	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	200	138	(1)	1	0	0
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$320	JPY	44,600	19	1	20	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	AUD	100	$72	1	(1)	0	0

$52	$1	$55	$(2)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/20/2029	MYR	2,700	$3	$1	$4	$0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	410	3	(2)	1	0

$6	$(1)	$5	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.128% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2024	$420	$5	$(5)	$0	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.128% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	280	4	(4)	0	0

$9	$(9)	$0	$0

Total Swap Agreements	$61	$(4)	$62	$(5)

(i)

Securities with an aggregate market value of $25 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$6	$0	$6
Australia
Sovereign Issues	0	55	0	55
Canada
Sovereign Issues	0	575	0	575
Cayman Islands
Asset-Backed Securities	0	1,285	0	1,285
Corporate Bonds & Notes	0	196	0	196
China
Sovereign Issues	0	1,071	0	1,071
Denmark
Corporate Bonds & Notes	0	453	0	453
France
Sovereign Issues	0	472	0	472
Germany
Corporate Bonds & Notes	0	303	0	303
Ireland
Asset-Backed Securities	0	290	0	290
Non-Agency Mortgage-Backed Securities	0	78	0	78
Israel
Sovereign Issues	0	51	0	51
Italy
Sovereign Issues	0	441	0	441
Japan
Sovereign Issues	0	1,871	0	1,871
Malaysia
Sovereign Issues	0	283	0	283
Mexico
Sovereign Issues	0	88	0	88
Poland
Sovereign Issues	0	165	0	165
Romania
Sovereign Issues	0	133	0	133
Saudi Arabia
Sovereign Issues	0	398	0	398
Serbia
Sovereign Issues	0	92	0	92
Singapore
Sovereign Issues	0	56	0	56
South Korea
Sovereign Issues	0	1,081	0	1,081
Spain
Corporate Bonds & Notes	0	204	0	204
Sovereign Issues	0	253	0	253
Switzerland
Corporate Bonds & Notes	0	232	0	232
United Kingdom
Corporate Bonds & Notes	0	389	0	389
Non-Agency Mortgage-Backed Securities	0	550	0	550
Sovereign Issues	0	431	0	431
United States
Asset-Backed Securities	0	1,030	12	1,042
Corporate Bonds & Notes	0	1,078	0	1,078
Loan Participations and Assignments	0	93	0	93
Municipal Bonds & Notes	0	50	0	50
Non-Agency Mortgage-Backed Securities	0	1,383	30	1,413
U.S. Government Agencies	0	9,173	0	9,173
U.S. Treasury Obligations	0	3,199	0	3,199
Short-Term Instruments

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2024 (Unaudited)

Hungary Treasury Bills	0	30	0	30
Japan Treasury Bills	0	661	0	661

	$0	$28,199	$42	$28,241
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$681	$0	$0	$681

Total Investments	$681	$28,199	$42	$28,922

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,105)	$0	$(3,105)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	95	0	101
Over the counter	0	335	0	335

	$6	$430	$0	$436
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(35)	0	(47)
Over the counter	0	(205)	0	(205)

	$(12)	$(240)	$0	$(252)

Total Financial Derivative Instruments	$(6)	$190	$0	$184

Totals	$675	$25,284	$42	$26,001

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$476	$3,605	$(3,400)	$0	$0	$681	$5	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	TSFR1M	Term SOFR 1-Month
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CLO	Collateralized Loan Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
DAC	Designated Activity Company	MIBOR	Mumbai Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 175.8% ¤
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Vessel Management Services, Inc. 3.432% due 08/15/2036	$396	$355

Total Corporate Bonds & Notes (Cost $396)		355

U.S. GOVERNMENT AGENCIES 17.7%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (c)	2,500	1,875
3.000% due 09/25/2046	2,264	1,686
3.580% due 08/01/2030	1,700	1,586
3.600% due 02/01/2040	1,221	1,128
4.250% due 05/25/2037	102	90
5.000% due 04/25/2032 - 08/25/2033	133	130
5.500% due 12/25/2035	38	38
5.692% due 07/25/2037 •	3	3
5.958% due 01/01/2033 •	2	2
6.080% due 09/01/2028	64	68
6.500% due 07/25/2031	20	20
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (c)	2,700	1,909
0.000% due 12/15/2042 •	248	190
3.000% due 04/15/2053	1,244	986
3.500% due 01/15/2048	622	543
4.000% due 06/15/2032 - 09/15/2044	4,672	4,455
4.249% due 03/25/2036 ~	149	137
5.129% due 01/25/2036 ~	135	129
5.500% due 02/15/2034	93	92
5.623% due 10/15/2043 •	839	818
5.833% due 01/15/2033 •	2	2
6.289% due 10/25/2044 •	268	243
6.750% due 03/15/2031	100	115
7.000% due 12/01/2031	2	2
Ginnie Mae
3.500% due 01/20/2044	643	578
4.000% due 08/20/2030 •	1	1
6.000% due 08/20/2033	286	288
Ginnie Mae, TBA
4.000% due 04/01/2054	7,300	6,832
4.500% due 04/01/2054	1,700	1,634
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	600	492
0.000% due 01/15/2030	2,500	1,920
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (c)	800	605
U.S. Small Business Administration 5.290% due 12/01/2027	19	19
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	113	96
4.000% due 08/01/2048	5	5
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2054	1,200	1,032
3.500% due 05/01/2054	100	90
4.000% due 05/01/2054	200	185
4.500% due 04/01/2054	10,700	10,190
5.000% due 04/01/2054	7,600	7,416
5.500% due 04/01/2054	18,000	17,913
6.000% due 05/01/2054	14,200	14,328
6.500% due 04/01/2054	1,100	1,124

Total U.S. Government Agencies (Cost $82,703)		80,995

U.S. TREASURY OBLIGATIONS 122.8%
U.S. Treasury Bonds
1.125% due 05/15/2040	12,820	8,015
1.125% due 08/15/2040 (f)	102,880	63,717
1.375% due 11/15/2040 (f)	21,220	13,652
1.750% due 08/15/2041	3,300	2,228
1.875% due 02/15/2041 (f)	22,200	15,484
1.875% due 02/15/2051 (f)	2,650	1,597
2.000% due 11/15/2041	7,900	5,545

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2024 (Unaudited)

2.000% due 02/15/2050 (f)	36,908	23,128
2.250% due 05/15/2041 (f)	14,200	10,497
2.250% due 02/15/2052	400	263
2.375% due 02/15/2042	6,500	4,837
2.500% due 02/15/2045 (f)	450	329
2.500% due 02/15/2046	3,680	2,663
2.750% due 11/15/2042	5,600	4,385
2.875% due 05/15/2049 (h)	1,550	1,180
2.875% due 05/15/2052	400	303
3.000% due 11/15/2044	540	433
3.000% due 05/15/2045 (f)	470	375
3.000% due 11/15/2045	10,100	8,026
3.000% due 08/15/2048 (f)	10,980	8,573
3.000% due 02/15/2049 (f)	65,070	50,753
3.000% due 08/15/2052 (f)	13,900	10,801
3.125% due 11/15/2041 (f)	25,610	21,524
3.125% due 08/15/2044 (f)	440	360
3.125% due 05/15/2048	3,730	2,984
3.250% due 05/15/2042	1,000	850
3.375% due 08/15/2042 (f)	11,300	9,764
3.625% due 08/15/2043	2,400	2,136
3.625% due 05/15/2053 (f)	31,800	27,949
4.000% due 11/15/2042 (f)	17,400	16,395
4.000% due 11/15/2052 (f)	84,340	79,322
4.375% due 05/15/2041 (f)	9,920	9,905
4.375% due 08/15/2043 (f)	11,700	11,565
4.750% due 02/15/2041	2,690	2,816
4.750% due 11/15/2043 (f)	28,710	29,791
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2032 (h)	3,226	2,820
0.625% due 07/15/2032	7,111	6,451
1.125% due 01/15/2033	8,054	7,558
1.750% due 01/15/2034 (h)	9,229	9,117
U.S. Treasury Notes
3.875% due 05/15/2043 (f)	15,600	14,403
2.875% due 08/15/2028	100	94
3.625% due 03/31/2030	200	194
3.750% due 05/31/2030	200	195
3.750% due 06/30/2030	400	389
4.000% due 02/28/2030	200	198
4.125% due 08/31/2030	200	199
4.250% due 02/28/2029 (f)	36,700	36,754
4.375% due 11/30/2030	500	504
4.625% due 09/30/2028	200	203
4.625% due 09/30/2030	300	307
4.875% due 10/31/2030 (f)	300	311
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,165
0.000% due 05/15/2034 (a)	500	324
0.000% due 08/15/2034 (a)	1,270	815
0.000% due 08/15/2035 (a)	25,270	15,495
0.000% due 08/15/2036 (a)	18,000	10,536
0.000% due 11/15/2036 (a)	2,700	1,560
0.000% due 05/15/2041 (a)	10	5
0.000% due 08/15/2041 (a)	20	9
0.000% due 11/15/2041 (a)	260	115
0.000% due 05/15/2042 (a)	320	138
0.000% due 08/15/2042 (a)	80	34
0.000% due 11/15/2042 (a)	20	8

Total U.S. Treasury Obligations (Cost $670,816)		562,046

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
Ashford Hospitality Trust
6.398% due 04/15/2035 •	185	184
6.498% due 06/15/2035 •	70	70
Atrium Hotel Portfolio Trust
6.553% due 12/15/2036 •	388	377
6.573% due 06/15/2035 •	200	199
BAMLL Commercial Mortgage Securities Trust
6.423% due 04/15/2036 •	1,000	1,000
6.473% due 09/15/2034 •	300	300
BANK 4.046% due 03/15/2061 ~	500	480
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	500	464
Bear Stearns Adjustable Rate Mortgage Trust
6.500% due 04/25/2033 «~	5	5
6.875% due 04/25/2033 «~	2	1
Beast Mortgage Trust 6.490% due 03/15/2036 •	100	87
Benchmark Mortgage Trust
4.016% due 03/15/2052	2,300	2,152
5.926% due 03/15/2029	800	829
BWAY Mortgage Trust 3.454% due 03/10/2033	700	665

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2024 (Unaudited)

Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,493
3.815% due 04/10/2033 ~	500	454
Countrywide Alternative Loan Trust 5.654% due 05/25/2035 •	19	17
Countrywide Home Loan Mortgage Pass-Through Trust 6.084% due 03/25/2035 •	28	24
Credit Suisse First Boston Mortgage Securities Corp. 5.659% due 11/25/2032 «~	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.737% due 07/25/2033 «~	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.840% due 07/15/2038 •	865	779
DBGS Mortgage Trust 6.218% due 06/15/2033 •	200	185
DBWF Mortgage Trust 3.791% due 12/10/2036	2,100	1,935
Extended Stay America Trust 6.519% due 07/15/2038 •	1,189	1,189
GS Mortgage Securities Trust 3.805% due 10/10/2035 ~	500	458
HarborView Mortgage Loan Trust
5.881% due 05/19/2035 •	13	11
Hilton USA Trust 3.719% due 11/05/2038	2,100	1,999
Impac CMB Trust 5.304% due 09/25/2034 «þ	65	69
JP Morgan Chase Commercial Mortgage Securities Trust 6.823% due 12/15/2031 •	229	194
JP Morgan Mortgage Trust
5.516% due 07/25/2035 ~	18	17
6.344% due 12/25/2049 •	19	19
Morgan Stanley Capital Trust
6.519% due 07/15/2035 •	200	199
6.609% due 12/15/2038 •	1,100	1,043
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	455
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	80	76
2.750% due 11/25/2059 ~	341	319
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036	18	14
Sequoia Mortgage Trust 6.143% due 07/20/2033 •	14	13
SFO Commercial Mortgage Trust 6.589% due 05/15/2038 •	1,000	974
Structured Adjustable Rate Mortgage Loan Trust 5.884% due 05/25/2037 •	33	28
Structured Asset Mortgage Investments Trust
6.101% due 09/19/2032 •	7	7
6.281% due 10/19/2033 •	9	8
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	600	523
VNDO Mortgage Trust 3.805% due 01/10/2035	1,900	1,783
WaMu Mortgage Pass-Through Certificates Trust
6.089% due 08/25/2046 •	56	50
6.589% due 10/25/2046 •	19	17
Washington Mutual Mortgage Pass-Through Certificates Trust
5.074% due 05/25/2033 «~	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	300	222

Total Non-Agency Mortgage-Backed Securities (Cost $22,961)		21,393

ASSET-BACKED SECURITIES 0.5%
Bear Stearns Asset-Backed Securities Trust 6.444% due 11/25/2042 •	13	13
ECMC Group Student Loan Trust 6.185% due 02/27/2068 •	133	131
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	600	579
2.330% due 06/26/2028	700	642
MASTR Asset-Backed Securities Trust 6.269% due 10/25/2034 •	365	349
Merrill Lynch Mortgage Investors Trust 6.374% due 07/25/2035 •	359	355
RAAC Trust 6.134% due 11/25/2036 «•	1	1
Ready Capital Mortgage Financing LLC 6.971% due 01/25/2037 •	489	488
Renaissance Home Equity Loan Trust 4.304% due 08/25/2033 •	2	2

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2024 (Unaudited)

SLM Student Loan Trust 6.223% due 10/25/2029 •	49	49

Total Asset-Backed Securities (Cost $2,710)		2,609

SHORT-TERM INSTRUMENTS 30.0%
REPURCHASE AGREEMENTS (e) 29.5%		134,903

U.S. TREASURY BILLS 0.5%
5.381% due 06/13/2024 - 06/20/2024 (b)(c)(f)	2,406	2,380

Total Short-Term Instruments (Cost $137,283)		137,283

Total Investments in Securities (Cost $916,869)		804,681

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short Asset Portfolio	1,381,872	13,460
PIMCO Short-Term Floating NAV Portfolio III	159,669	1,553

Total Short-Term Instruments (Cost $15,347)		15,013

Total Investments in Affiliates (Cost $15,347)		15,013

Total Investments 179.1% (Cost $932,216)		$819,694
Financial Derivative Instruments (g)(i) (0.0)%(Cost or Premiums, net $452)		(46)
Other Assets and Liabilities, net (79.1)%		(361,958)

Net Assets 100.0%		$457,690

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.400%	04/01/2024	04/02/2024	$134,500	U.S. Treasury Notes 3.500% due 01/31/2028	$(137,338)	$134,500	$134,500
FICC	2.600	03/28/2024	04/01/2024	403	U.S. Treasury Notes 5.000% due 09/30/2025	(411)	403	403

Total Repurchase Agreements	$(137,749)	$134,903	$134,903

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	5.420%	03/14/2024	04/22/2024	$(947)	$(949)
BOS	5.450	03/28/2024	04/01/2024	(3,711)	(3,713)
BPG	5.420	03/07/2024	04/18/2024	(534)	(536)
5.420	03/20/2024	05/01/2024	(2,529)	(2,534)
5.420	03/21/2024	05/01/2024	(553)	(554)
5.430	03/04/2024	04/02/2024	(622)	(625)
5.430	03/25/2024	04/18/2024	(927)	(928)
5.450	04/01/2024	04/02/2024	(303,977)	(303,977)
5.480	04/02/2024	04/03/2024	(180,326)	(180,326)
GSC	5.420	03/06/2024	04/03/2024	(93,765)	(94,131)
5.450	03/25/2024	04/08/2024	(26,783)	(26,812)
MSC	4.800	03/28/2024	04/02/2024	(36,933)	(36,953)
5.400	03/20/2024	04/03/2024	(1,458)	(1,461)
TDM	5.420	03/13/2024	04/03/2024	(421)	(422)
UBS	5.420	02/07/2024	04/18/2024	(6,789)	(6,845)

Total Sale-Buyback Transactions	$(660,766)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	05/01/2054	$100	$(83)	$(83)

Total Short Sales 0.0%	$(83)	$(83)

(f)	Securities with an aggregate market value of $658,416 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(134,236) at a weighted average interest rate of 5.417%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(174) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2024 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May Futures					$108.500	04/26/2024	11	$11	$(4)	$(1)
Put - CBOT U.S. Treasury 10-Year Note May Futures					109.000	04/26/2024	5	5	(2)	(1)
Call - CBOT U.S. Treasury 10-Year Note May Futures					111.500	04/26/2024	11	11	(4)	(4)
Call - CBOT U.S. Treasury 10-Year Note May Futures					113.000	04/26/2024	5	5	(2)	(1)

Total Written Options								$(12)		$(7)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note June Futures				06/2024	50	$10,224	$(11)		$0	$(10)
U.S. Treasury 10-Year Note June Futures				06/2024	5	554	3		0	0

							$(8)		$0	$(10)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures				06/2024	755	$(86,530)	$(819)		$0	$(12)
U.S. Treasury Long-Term Bond June Futures				06/2024	119	(14,332)	(99)		0	(30)

							$(918)		$0	$(42)

Total Futures Contracts							$(926)		$0	$(52)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	03/10/2028	$1,500	$(3)	$(15)	$(18)	$0	$(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	1,000	0	18	18	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,100	0	36	36	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	9,800	0	165	165	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028	18,500	0	300	300	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	9,800	0	154	154	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	9,800	0	153	153	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	800	0	9	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,000	(7)	(12)	(19)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	29,800	66	(3,559)	(3,493)	0	(53)
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028	29,100	(361)	(1,935)	(2,296)	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	1,000	(2)	(1)	(3)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	3,700	(13)	(85)	(98)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	600	(2)	(18)	(20)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	2,800	(10)	(97)	(107)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.821	Annual	10/31/2030	5,300	0	33	33	7	0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.834	Annual	10/31/2030	8,900	0	48	48	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.868	Annual	10/31/2030	8,900	0	30	30	12	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	3,700	22	(12)	10	4	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	18,500	767	3,262	4,029	25	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,500	(40)	61	21	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.487	Semi-Annual	06/23/2031	3,400	(43)	600	557	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.452	Semi-Annual	07/16/2031	1,250	(12)	235	223	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	5,100	(54)	968	914	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,500	(7)	42	35	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	400	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	600	(2)	(10)	(12)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	1,500	(6)	(20)	(26)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	400	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	900	(3)	(2)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	1,800	(6)	6	0	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	1,500	(6)	34	28	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	300	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	1,800	(7)	42	35	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	1,700	(6)	19	13	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	500	(2)	12	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	400	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	1,100	(4)	32	28	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	900	(3)	27	24	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.722	Annual	11/15/2033	16,500	0	107	107	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	1,200	(5)	0	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	3	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	600	(3)	10	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	600	(3)	7	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	500	(2)	12	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	400	(2)	11	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	300	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	600	(2)	(9)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	700	(3)	(8)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	1,000	(5)	5	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	1,100	(4)	(10)	(14)	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	6,300	31	(7)	24	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	200	(2)	(18)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	300	(2)	(17)	(19)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	300	(2)	10	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053	200	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053	400	(2)	16	14	1	0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	4,500	(78)	1,646	1,568	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	6,000	365	1,307	1,672	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054	200	(2)	(1)	(3)	0	0

Total Swap Agreements	$523	$3,600	$4,123	$191	$(151)

(h)	Securities with an aggregate market value of $1,885 and cash of $5,426 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.705%	04/22/2024	1,000	$(3)	$(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.105	04/22/2024	1,000	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	2,100	(6)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	2,100	(6)	(4)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/08/2024	500	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/08/2024	500	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	04/15/2024	900	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.080	04/15/2024	900	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.685	04/18/2024	900	(3)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/18/2024	600	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.085	04/18/2024	900	(4)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	04/18/2024	600	(2)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/02/2024	1,100	(3)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	04/02/2024	1,100	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.624	04/01/2024	1,300	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.027	04/01/2024	1,300	(5)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/11/2024	600	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/11/2024	600	(2)	(2)

Total Written Options	$(59)	$(27)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$355	$0	$355
U.S. Government Agencies	0	80,995	0	80,995
U.S. Treasury Obligations	0	562,046	0	562,046
Non-Agency Mortgage-Backed Securities	0	21,312	81	21,393
Asset-Backed Securities	0	2,608	1	2,609
Short-Term Instruments
Repurchase Agreements	0	134,903	0	134,903
U.S. Treasury Bills	0	2,380	0	2,380

$0	$804,599	$82	$804,681
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,013	$0	$0	$15,013

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Investments	$15,013	$804,599	$82	$819,694

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(83)	$0	$(83)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$191	$0	$191

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(210)	0	(210)
Over the counter	0	(27)	0	(27)

	$0	$(237)	$0	$(237)

Total Financial Derivative Instruments	$0	$(46)	$0	$(46)

Totals	$15,013	$804,470	$82	$819,565

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$13,218	$182	$0	$0	$60	$13,460	$182	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,904	$140,547	$(140,900)	$2	$0	$1,553	$46	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co. LLC.
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	TDM	TD Securities (USA) LLC
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	UBS (or $)	UBS Securities LLC

Currency Abbreviations:
USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
SOFR	Secured Overnight Financing Rate

Other Abbreviations:
LIBOR	London Interbank Offered Rate	OIS	Overnight Index Swap	TBA	To-Be-Announced

Schedule of Investments PIMCO Low Duration Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.1% ¤
CORPORATE BONDS & NOTES 17.4%
BANKING & FINANCE 12.5%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$2,200	$2,223
American Honda Finance Corp.
5.000% due 05/23/2025		3,300	3,287
6.018% due 01/10/2025 •		3,100	3,107
Banco Santander SA 3.496% due 03/24/2025		4,600	4,517
Bank of Nova Scotia 5.450% due 06/12/2025		3,500	3,504
Barclays PLC
2.852% due 05/07/2026 •		5,100	4,945
5.304% due 08/09/2026 •		4,500	4,478
BPCE SA
5.975% due 01/18/2027 •		2,100	2,106
6.612% due 10/19/2027 •		5,000	5,108
Cape Lookout Re Ltd. 14.952% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		1,500	1,485
Capital One Financial Corp.
2.636% due 03/03/2026 •		300	292
4.166% due 05/09/2025 •		4,400	4,391
4.985% due 07/24/2026 •		4,100	4,075
Citigroup, Inc. 6.045% (SOFRRATE + 0.694%) due 01/25/2026 ~		4,800	4,806
Credit Suisse AG
3.390% due 12/05/2025	EUR	1,900	2,046
3.700% due 02/21/2025		$4,400	4,326
4.750% due 08/09/2024		4,100	4,085
Danske Bank AS 5.427% due 03/01/2028 •		2,400	2,406
Deutsche Bank AG 6.574% (SOFRRATE + 1.219%) due 11/16/2027 ~		4,600	4,554
Ford Motor Credit Co. LLC 5.800% due 03/05/2027		1,900	1,908
GA Global Funding Trust 0.800% due 09/13/2024		4,800	4,697
General Motors Financial Co., Inc. 5.400% due 05/08/2027		3,600	3,611
Goldman Sachs Group, Inc. 5.798% due 08/10/2026 •		4,100	4,114
HSBC Holdings PLC 6.161% due 03/09/2029 •		5,300	5,448
HSBC USA, Inc. 5.625% due 03/17/2025		1,700	1,704
ING Groep NV 3.869% due 03/28/2026 •		4,500	4,421
JPMorgan Chase & Co.
6.070% due 10/22/2027 •		3,000	3,062
6.129% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,000
Metropolitan Life Global Funding 4.050% due 08/25/2025		4,100	4,035
Mitsubishi UFJ Financial Group, Inc. 5.541% due 04/17/2026 •		3,100	3,100
Mizuho Financial Group, Inc. 5.414% due 09/13/2028 •		4,000	4,038
Morgan Stanley 2.630% due 02/18/2026 •		8,100	7,885
NatWest Group PLC 7.472% due 11/10/2026 •		3,100	3,186
NatWest Markets PLC 3.479% due 03/22/2025		4,500	4,414
Pricoa Global Funding 4.200% due 08/28/2025		3,000	2,961
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		3,200	3,254
Standard Chartered PLC
1.822% due 11/23/2025 •		5,000	4,865
6.287% (SOFRRATE + 0.930%) due 11/23/2025 ~		5,000	5,000
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		5,300	5,047
5.464% due 01/13/2026		3,000	3,012

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2024 (Unaudited)

Swedbank AB 5.337% due 09/20/2027	4,100	4,096
Synchrony Bank 5.400% due 08/22/2025	4,300	4,262
Toyota Motor Credit Corp. 5.850% due 08/22/2024 •	4,000	4,006
UBS AG 5.800% due 09/11/2025	3,600	3,627
UBS Group AG
4.488% due 05/12/2026 •	3,300	3,254
6.373% due 07/15/2026 •	4,200	4,231
6.537% due 08/12/2033 •	250	264
Wells Fargo & Co. 3.908% due 04/25/2026 •	2,800	2,749

		176,992

INDUSTRIALS 3.4%
AbbVie, Inc. 4.800% due 03/15/2027	4,100	4,106
Amgen, Inc.
5.150% due 03/02/2028	283	285
5.250% due 03/02/2025	4,200	4,188
Campbell Soup Co. 5.300% due 03/20/2026	1,700	1,702
CommonSpirit Health 1.547% due 10/01/2025	4,900	4,609
Daimler Truck Finance North America LLC 6.111% (SOFRRATE + 0.750%) due 12/13/2024 ~	5,000	5,018
Equifax, Inc. 5.100% due 12/15/2027	4,000	3,998
Expedia Group, Inc. 5.000% due 02/15/2026	3,407	3,389
Hyundai Capital America
5.875% due 04/07/2025	4,500	4,510
6.503% due 08/04/2025 •	2,600	2,615
6.847% (SOFRRATE + 1.500%) due 01/08/2027 ~	4,000	4,056
Qorvo, Inc. 1.750% due 12/15/2024	4,600	4,473
Renesas Electronics Corp. 1.543% due 11/26/2024	5,000	4,854

		47,803

UTILITIES 1.5%
AES Corp. 1.375% due 01/15/2026	5,100	4,725
Enel Finance International NV
4.250% due 06/15/2025	4,300	4,234
6.800% due 10/14/2025	5,000	5,102
Georgia Power Co. 6.103% (SOFRINDX + 0.750%) due 05/08/2025 ~	2,600	2,609
Pacific Gas & Electric Co. 4.950% due 06/08/2025	4,200	4,167

		20,837

Total Corporate Bonds & Notes (Cost $247,474)		245,632

U.S. GOVERNMENT AGENCIES 30.0%
Fannie Mae
1.000% due 01/25/2043	24	20
4.776% due 12/25/2042 ~	3	3
5.000% due 04/25/2033	2	2
5.116% due 12/01/2036 •	1	1
5.496% due 12/25/2036 •	14	14
5.692% due 07/25/2037 •	51	50
5.775% due 09/01/2035 •	23	23
5.780% due 05/01/2038 •	603	620
5.785% due 09/25/2042 - 03/25/2044 •	195	194
5.854% due 10/01/2027 •	1,950	1,940
5.953% due 07/01/2035 •	2	2
6.280% due 06/01/2043 •	37	37
6.281% due 07/01/2042 •	17	17
6.331% due 09/01/2041 •	42	41
6.333% due 06/17/2027 •	4	4
6.854% due 11/01/2035 •	11	11
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	48,700	45,614
0.680% due 08/06/2025	18,800	17,761
0.800% due 10/28/2026 (g)	11,800	10,727
0.987% due 08/15/2044 •	830	811
3.000% due 01/01/2027	84	81
3.181% due 04/25/2025 ~	1,500	1,469
3.250% due 10/25/2063	4,088	4,014
3.590% due 01/25/2025 ~	5,685	5,605

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2024 (Unaudited)

4.000% due 12/01/2047 - 08/01/2048	2,407	2,276
5.487% due 07/01/2035 •	9	9
5.500% due 01/25/2047	2,193	2,166
5.704% due 08/25/2031 •	30	30
6.021% due 09/01/2035 •	15	15
6.289% due 02/25/2045 •	63	60
6.500% due 07/25/2043	24	24
Ginnie Mae
5.923% due 06/20/2065 •	598	597
5.964% due 10/20/2065 •	4,809	4,805
5.984% due 07/20/2063 •	416	416
6.244% due 05/20/2066 •	475	474
6.269% due 09/20/2073 •	7,144	7,192
6.294% due 04/20/2066 •	3,599	3,592
6.479% due 11/20/2072 •	10,970	11,145
6.489% due 11/20/2072 •	12,587	12,799
6.525% due 07/20/2067 •	3,926	3,950
6.694% due 08/20/2070 •	3,788	3,883
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 04/01/2052	62,846	54,700
3.500% due 07/01/2047 - 12/01/2047	31,538	28,546
4.000% due 08/01/2044 - 04/01/2054	3,100	2,919
4.500% due 06/01/2024 - 08/01/2046	278	271
5.000% due 05/01/2027 - 06/01/2053	6,794	6,643
6.000% due 02/01/2033 - 01/01/2039	327	339
6.500% due 04/01/2036	42	44
Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2054 - 05/01/2054	42,600	39,470
4.500% due 04/01/2039 - 05/01/2054	47,400	45,166
5.000% due 04/01/2054 - 05/01/2054	93,350	91,104
5.500% due 04/01/2054 - 05/01/2054	10,300	10,250

Total U.S. Government Agencies (Cost $437,057)		421,946

U.S. TREASURY OBLIGATIONS 17.7%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032	9,764	8,859
1.125% due 01/15/2033	9,110	8,548
U.S. Treasury Notes
2.875% due 05/15/2032 (i)	2,100	1,907
3.625% due 05/15/2026	151,600	148,616
3.875% due 01/15/2026	53,100	52,349
4.125% due 01/31/2025	30,000	29,757

Total U.S. Treasury Obligations (Cost $253,531)		250,036

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
Adjustable Rate Mortgage Trust 4.790% due 09/25/2035 ~	103	88
AOA Mortgage Trust 6.315% due 10/15/2038 •	3,320	3,233
Atrium Hotel Portfolio Trust 6.553% due 12/15/2036 •	3,972	3,862
BAMLL Commercial Mortgage Securities Trust 6.423% due 04/15/2036 •	4,500	4,499
Banc of America Funding Trust 5.214% due 01/20/2047 ~	82	70
Banc of America Mortgage Trust
5.209% due 07/25/2034 «~	80	73
5.258% due 08/25/2034 «~	122	117
Bear Stearns Adjustable Rate Mortgage Trust
4.742% due 07/25/2034 ~	56	51
4.775% due 01/25/2035 ~	852	807
5.125% due 01/25/2035 «~	23	18
5.711% due 01/25/2034 ~	4	4
Bear Stearns ALT-A Trust 5.764% due 02/25/2034 •	107	98
Bear Stearns Structured Products, Inc. Trust
4.198% due 12/26/2046 ~	148	115
5.115% due 01/26/2036 ~	183	138
BX Trust
6.075% due 04/15/2039 •	858	847
6.527% due 10/15/2036 •	4,500	4,468
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.724% due 01/25/2035 •	5	4
Citigroup Mortgage Loan Trust
5.318% due 08/25/2035 ~	49	46
6.980% due 05/25/2035 •	7	6
Colony Mortgage Capital Ltd. 6.565% due 11/15/2038 •	4,700	4,650
Countrywide Alternative Loan Trust 6.000% due 10/25/2033	5	5
Countrywide Home Loan Mortgage Pass-Through Trust
4.706% due 11/25/2034 ~	101	92
5.077% due 02/20/2035 «~	17	17
5.286% due 11/20/2034 «~	241	220

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2024 (Unaudited)

7.940% due 02/20/2036 •		141	127
CRSNT Commercial Mortgage Trust 6.264% due 04/15/2036 •		6,000	5,853
DBGS Mortgage Trust
6.218% due 06/15/2033 •		2,100	1,941
6.835% due 10/15/2036 •		100	97
DROP Mortgage Trust 6.589% due 10/15/2043 •		5,000	4,815
Eurosail PLC 6.292% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	3,544	4,458
First Horizon Alternative Mortgage Securities Trust 5.820% due 09/25/2034 «~		$60	58
First Horizon Mortgage Pass-Through Trust 5.462% due 08/25/2035 ~		45	31
Formentera Issuer PLC 6.022% due 07/28/2047 •	GBP	2,310	2,917
Ginnie Mae
6.119% due 04/20/2072 •		$2,515	2,477
6.219% due 07/20/2073 •		1,926	1,933
6.219% due 08/20/2073 •		3,182	3,194
6.289% due 08/20/2073 •		1,616	1,627
6.319% due 05/20/2073 •		3,039	3,067
6.819% due 08/20/2071 •		1,764	1,787
GMAC Mortgage Corp. Loan Trust 3.644% due 11/19/2035 ~		20	17
Great Hall Mortgages PLC 5.754% due 06/18/2039 •		189	188
GS Mortgage-Backed Securities Trust
2.500% due 08/25/2052 ~		4,411	3,555
3.000% due 09/25/2052 ~		4,355	3,657
GSR Mortgage Loan Trust
5.063% due 09/25/2035 ~		67	63
5.973% due 09/25/2034 ~		19	19
HarborView Mortgage Loan Trust
4.236% due 07/19/2035 ~		156	115
5.881% due 05/19/2035 •		29	26
Impac CMB Trust 6.444% due 07/25/2033 «•		6	6
InTown Mortgage Trust 7.814% due 08/15/2039 •		4,200	4,228
JP Morgan Mortgage Trust 5.750% due 01/25/2036		11	5
Merrill Lynch Mortgage Investors Trust
5.944% due 11/25/2035 •		24	22
6.104% due 09/25/2029 «•		119	111
Natixis Commercial Mortgage Securities Trust 6.390% due 08/15/2038 •		4,300	4,071
NYO Commercial Mortgage Trust 6.535% due 11/15/2038 •		4,400	4,266
OBX Trust 3.000% due 01/25/2052 ~		4,293	3,605
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.004% due 12/25/2035 •		147	142
PHHMC Pass - ThroughTrust 5.889% due 07/18/2035 «~		56	53
Prime Mortgage Trust 5.844% due 02/25/2034 •		1	1
Residential Funding Mortgage Securities, Inc. Trust 5.323% due 09/25/2035 ~		346	225
Residential Mortgage Securities PLC 6.473% due 06/20/2070 •	GBP	3,269	4,133
RESIMAC Premier 6.087% due 02/03/2053 •		$5,399	5,383
Ripon Mortgages PLC
5.922% due 08/28/2056 •	GBP	5,965	7,527
6.372% due 08/28/2056 •		7,000	8,785
SFO Commercial Mortgage Trust 6.589% due 05/15/2038 •		$2,200	2,144
Structured Adjustable Rate Mortgage Loan Trust
4.728% due 08/25/2035 ~		53	45
6.489% due 01/25/2035 •		88	75
7.020% due 02/25/2034 ~		34	32
Structured Asset Mortgage Investments Trust
6.004% due 02/25/2036 •		37	30
Towd Point Mortgage Funding
6.367% due 10/20/2051 •	GBP	3,005	3,795
6.572% due 07/20/2045 •		2,293	2,895
6.574% due 05/20/2045 •		6,728	8,501
Trinity Square PLC 6.072% due 07/15/2059 •		2,829	3,573
Waikiki Beach Hotel Trust 6.673% due 12/15/2033 •		$4,500	4,448
WaMu Mortgage Pass-Through Certificates Trust
5.984% due 12/25/2045 •		26	25
6.124% due 01/25/2045 •		180	172

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2024 (Unaudited)

6.489% due 06/25/2042 •		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $139,036)			133,852

ASSET-BACKED SECURITIES 16.5%
ACE Securities Corp. Home Equity Loan Trust
5.564% due 10/25/2036 •		44	17
6.344% due 12/25/2034 •		789	715
6.374% due 02/25/2036 •		2,502	2,302
Anchorage Capital CLO Ltd. 6.716% due 07/15/2032 •		5,000	5,002
Aqueduct European CLO DAC 4.610% due 07/20/2030 •	EUR	1,340	1,448
Arbor Realty Commercial Real Estate Notes Ltd. 6.790% due 11/15/2036 •		$4,300	4,289
AREIT Trust 6.569% due 01/20/2037 •		4,470	4,423
Ares CLO Ltd.
6.446% due 01/15/2029 •		2,149	2,151
6.610% due 04/18/2031 •		5,000	5,004
Asset-Backed Securities Corp. Home Equity Loan Trust 7.090% due 03/15/2032 «•		18	18
Atlas Static Senior Loan Fund Ltd. 7.064% due 07/15/2030 •		3,147	3,165
Bank of America Auto Trust 5.830% due 05/15/2026		1,735	1,737
Barings CLO Ltd. 6.649% due 01/20/2032 •		4,100	4,107
BDS Ltd. 6.791% due 12/16/2036 •		4,819	4,795
Benefit Street Partners CLO Ltd.
6.526% due 10/15/2030 •		3,260	3,260
6.608% due 01/17/2032 •		3,120	3,121
6.926% due 01/15/2033 •		4,500	4,502
Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027		5,500	5,481
6.020% due 07/15/2027 •		4,100	4,108
Carlyle Euro CLO DAC 4.791% due 08/15/2032 •	EUR	4,300	4,604
CarMax Auto Owner Trust 3.810% due 09/15/2025		$319	318
Carvana Auto Receivables Trust 5.420% due 04/10/2028		3,940	3,938
Chase Auto Owner Trust 5.480% due 04/26/2027		3,400	3,403
CIFC Funding Ltd. 6.530% due 10/24/2030 •		3,809	3,806
Citibank Credit Card Issuance Trust
6.045% due 08/07/2027 •		2,100	2,108
6.063% due 04/22/2026 •		2,000	2,001
Countrywide Asset-Backed Certificates Trust 6.144% due 12/25/2033 •		392	379
CQS U.S. CLO Ltd. 7.168% due 07/20/2031 •		3,443	3,455
Credit Suisse First Boston Mortgage Securities Corp. 5.233% due 01/25/2032 •		2	2
Discover Card Execution Note Trust 6.040% due 12/15/2026 •		4,100	4,105
Dryden Senior Loan Fund 6.596% due 04/15/2029 •		3,537	3,538
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		2,750	2,721
5.760% due 10/22/2029		2,231	2,236
Exeter Automobile Receivables Trust 6.070% due 12/15/2025		1,743	1,744
Ford Auto Securitization Trust 6.027% due 07/15/2028	CAD	1,800	1,360
Ford Credit Auto Owner Trust
4.850% due 08/15/2035		$1,250	1,244
6.079% due 08/15/2025 •		1,424	1,425
Fortress Credit Investments Ltd. 7.170% due 02/23/2039 •		3,984	3,984
GE-WMC Mortgage Securities Trust 5.524% due 08/25/2036 «•		7	3
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		185	185
GPMT Ltd. 6.691% due 07/16/2035 •		2,715	2,697
Hertz Vehicle Financing LLC
3.730% due 09/25/2026		4,500	4,400
Hyundai Auto Lease Securitization Trust 4.340% due 01/15/2025		304	304
KREF Ltd. 6.776% due 02/17/2039 •		4,500	4,472
LCM LP 6.441% due 07/19/2027 •		29	29

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2024 (Unaudited)

LCM Ltd. 6.418% due 07/20/2030 •		2,922	2,929
LL ABS Trust 3.760% due 11/15/2029		256	255
LoanCore Issuer Ltd. 6.869% due 01/17/2037 •		4,199	4,163
Lument Finance Trust, Inc. 6.610% due 06/15/2039 •		4,375	4,281
Madison Park Euro Funding DAC 4.742% due 07/15/2032 •	EUR	4,200	4,508
Magnetite Ltd. 6.449% due 11/15/2028 •		$1,558	1,559
Massachusetts Educational Financing Authority 6.573% due 04/25/2038 •		75	75
MF1 LLC 7.476% due 06/19/2037 •		4,300	4,305
MF1 Ltd. 6.676% due 02/19/2037 •		4,859	4,814
MMAF Equipment Finance LLC 5.570% due 09/09/2025		219	219
Morgan Stanley ABS Capital, Inc. Trust 5.694% due 05/25/2037 •		3,985	3,503
NovaStar Mortgage Funding Trust 5.764% due 05/25/2036 •		1,079	1,054
Oscar U.S. Funding LLC 2.820% due 04/10/2029		4,600	4,384
OZLM Ltd. 6.558% due 10/17/2029 •		2,283	2,288
Palmer Square European Loan Funding DAC 4.722% due 04/15/2031 •	EUR	2,683	2,868
PFP Ltd. 7.600% due 08/19/2035 •		$4,000	4,016
Ready Capital Mortgage Financing LLC
6.444% due 04/25/2038 •		1,159	1,157
6.971% due 01/25/2037 •		3,667	3,664
7.796% due 06/25/2037 •		3,617	3,634
Residential Asset Securities Corp. Trust 6.329% due 01/25/2034 •		351	350
Santander Drive Auto Receivables Trust
5.810% due 01/15/2026		74	74
5.870% due 03/16/2026		1,676	1,676
SMB Private Education Loan Trust
3.940% due 02/16/2055		2,974	2,824
5.670% due 11/15/2052		2,703	2,729
6.769% due 02/16/2055 •		2,974	2,984
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		231	231
Sound Point CLO Ltd.
6.559% due 10/20/2030 •		2,971	2,966
6.566% due 07/25/2030 •		2,123	2,125
Steele Creek CLO Ltd. 6.649% due 04/21/2031 •		1,912	1,913
Stonepeak ABS 2.301% due 02/28/2033		2,428	2,261
Structured Asset Investment Loan Trust 6.149% due 03/25/2034 •		173	170
Structured Asset Securities Corp. Mortgage Loan Trust 6.064% due 05/25/2036 •		3,069	2,932
Synchrony Card Funding LLC 5.740% due 10/15/2029		4,400	4,469
Toro European CLO DAC 4.711% due 02/15/2034 •	EUR	5,400	5,776
Towd Point HE Trust 0.918% due 02/25/2063 ~		$949	912
TPG Real Estate Finance Issuer Ltd.
6.640% due 03/15/2038 •		3,388	3,320
6.969% due 02/15/2039 •		4,600	4,566
TSTAT Ltd. 6.918% due 07/20/2031 •		3,108	3,113
Venture CLO Ltd.
6.569% due 07/20/2030 •		4,024	4,026
6.599% due 04/20/2029 •		342	343
Veros Auto Receivables Trust 7.120% due 11/15/2028		1,480	1,486
VMC Finance LLC 6.541% due 06/16/2036 •		1,168	1,164
Voya CLO Ltd. 6.528% due 04/17/2030 •		2,850	2,855
Wind River CLO Ltd. 6.656% due 07/15/2031 •		4,800	4,797

Total Asset-Backed Securities (Cost $234,233)			231,844

SOVEREIGN ISSUES 1.9%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (a)	BRL	113,100	22,019

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2024 (Unaudited)

Korea Housing Finance Corp. 4.875% due 08/27/2027		$1,300	1,303
Poland Government International Bond 4.625% due 03/18/2029		3,850	3,842
Provincia de Buenos Aires 106.588% due 04/12/2025	ARS	165	0

Total Sovereign Issues (Cost $27,639)			27,164

SHORT-TERM INSTRUMENTS 19.1%
COMMERCIAL PAPER 4.1%
Alimentation Couche-Tard, Inc.
5.540% due 04/12/2024		$4,500	4,490
5.560% due 04/04/2024		1,600	1,598
5.560% due 04/16/2024		4,450	4,437
American Electric Power Co., Inc.
5.550% due 04/08/2024		2,550	2,546
5.580% due 05/01/2024		4,250	4,228
AT+T, Inc. 5.520% due 04/18/2024		7,150	7,128
Campbell Soup Co. 5.630% due 04/03/2024		3,700	3,697
Crown Castle, Inc. 5.850% due 05/02/2024		4,250	4,226
Dominion Energy, Inc.
5.580% due 04/22/2024		5,000	4,981
5.600% due 04/23/2024		4,250	4,233
Eversource Energy 5.620% due 04/01/2024		1,300	1,299
Intercontinental Exchange, Inc.
5.520% due 04/10/2024		1,250	1,247
5.520% due 04/11/2024		1,250	1,247
L3Harris Technologies, Inc. 5.600% due 04/01/2024		4,200	4,197
NextEra Energy Capital Holdings, Inc. 5.570% due 04/26/2024		4,250	4,231
Penske Truck Leasing Co. LP 5.550% due 04/26/2024		3,750	3,733

			57,518

REPURCHASE AGREEMENTS (e) 15.0%			211,387

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	7,450	8

U.S. TREASURY BILLS 0.0%
5.372% due 05/02/2024 (a)(b)		$395	393

Total Short-Term Instruments (Cost $269,341)			269,306

Total Investments in Securities (Cost $1,608,311)			1,579,780

		SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short Asset Portfolio		5,936,832	57,825
PIMCO Short-Term Floating NAV Portfolio III		2,866,024	27,878

Total Short-Term Instruments (Cost $85,692)			85,703

Total Investments in Affiliates (Cost $85,692)			85,703

Total Investments 118.2% (Cost $1,694,003)			$1,665,483
Financial Derivative Instruments (f)(h) (0.0)%(Cost or Premiums, net $500)			(476)
Other Assets and Liabilities, net (18.2)%			(256,393)

Net Assets 100.0%			$1,408,614

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Zero coupon security.
(b)								Coupon represents a yield to maturity.
(c)								Principal amount of security is adjusted for inflation.
(d)								RESTRICTED SECURITIES:

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.400%	03/28/2024	04/01/2024	$94,600	U.S. Treasury Floating Rate Notes 5.546% due 01/31/2026			$(96,534)	$94,600	$94,657
BPS	5.400	04/01/2024	04/02/2024	100	U.S. Treasury Notes 1.625% due 05/15/2031			(102)	100	100
	5.450	04/01/2024	04/02/2024	99,700	U.S. Treasury Notes 1.375% due 08/31/2026			(101,807)	99,700	99,700
FICC	2.600	03/28/2024	04/01/2024	2,987	U.S. Treasury Notes 5.000% due 09/30/2025			(3,047)	2,987	2,988
SAL	5.400	03/28/2024	04/01/2024	14,000	U.S. Treasury Notes 0.875% due 06/30/2026			(14,304)	14,000	14,008

Total Repurchase Agreements								$(215,794)	$211,387	$211,453

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.1)%
Uniform Mortgage-Backed Security						4.000%	10/01/2052	$1,000	$(931)	$(932)
Uniform Mortgage-Backed Security, TBA						3.000	05/01/2054	63,100	(54,611)	(54,353)
Uniform Mortgage-Backed Security, TBA						3.500	05/01/2054	34,500	(31,028)	(30,900)

Total Short Sales (6.1)%									$(86,570)	$(86,185)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(185) at a weighted average interest rate of 5.337%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May Futures					$109.000	04/26/2024	11	$11	$(4)	$(2)
Call - CBOT U.S. Treasury 10-Year Note May Futures					113.000	04/26/2024	11	11	(5)	(1)

Total Written Options									$(9)	$(3)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures				06/2024	4,133	$845,134		$(1,396)	$0	$(840)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2024 (Unaudited)

U.S. Treasury 5-Year Note June Futures	06/2024	865	92,569	230	0	(101)

$(1,166)	$0	$(941)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond June Futures	06/2024	11	$(10,585)	$(2)	$15	$(10)
U.S. Treasury 10-Year Note June Futures	06/2024	649	(71,907)	(476)	51	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	1,064	(121,944)	(1,094)	0	(16)

$(1,572)	$66	$(26)

Total Futures Contracts	$(2,738)	$66	$(967)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	0.256%	$4,900	$223	$(47)	$176	$2	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	1,640,000	$201	$(251)	$(50)	$6	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	1,000,000	4	308	312	0	(18)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	1,790,000	96	1,648	1,744	0	(61)
Pay	1-Day USD-SOFR Compounded-OIS	4.715	Annual	09/13/2024	$33,600	(94)	(139)	(233)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024	17,650	0	(117)	(117)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	31,500	(120)	(2,645)	(2,765)	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	2,500	(5)	(24)	(29)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	21,100	0	237	237	36	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	7,200	(17)	(13)	(30)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	3,400	(8)	(1)	(9)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	5,700	(20)	(170)	(190)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	2,000	(6)	(40)	(46)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	2,000	(6)	(27)	(33)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	13,000	0	261	261	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	0	46	46	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	0	26	26	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,400	0	20	20	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	5,900	0	82	82	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	2,700	0	37	37	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	5,600	0	67	67	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	3,700	0	41	41	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	2,100	0	23	23	3	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	12,230	1,262	519	1,781	13	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	301,000	(701)	1,706	1,005	0	(32)
Pay	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	135,800	(27)	(426)	(453)	0	(6)

$559	$1,168	$1,727	$109	$(219)

Total Swap Agreements	$782	$1,121	$1,903	$111	$(219)

(g)	Securities with an aggregate market value of $1,317 and cash of $19,137 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2024	NZD	1,860	$1,146	$35	$0
BOA	04/2024	$946	JPY	142,910	0	(2)
05/2024	JPY	142,260	$946	2	0
BPS	04/2024	GBP	38,438	48,794	279	0
BSH	07/2024	BRL	51,700	10,240	20	0
CBK	04/2024	74,504	15,148	293	0
04/2024	CNH	715	98	0	0
04/2024	$14,912	BRL	74,504	0	(57)
05/2024	9,183	45,982	0	(43)
05/2024	1,051	EUR	969	0	(5)
DUB	04/2024	BRL	14,701	$2,942	11	0
04/2024	EUR	26,062	28,327	210	0
04/2024	$2,925	BRL	14,701	7	0
05/2024	BRL	14,748	$2,925	0	(7)
05/2024	$2,243	BRL	11,131	0	(31)
GLM	06/2024	9	MYR	41	0	0
07/2024	BRL	42,100	$8,500	178	0
JPM	04/2024	59,755	11,960	46	0
04/2024	$12,256	BRL	59,755	0	(341)
04/2024	5,282	EUR	4,824	0	(78)
04/2024	1,222	GBP	965	0	(4)
06/2024	37	ILS	136	0	0
07/2024	BRL	19,300	$3,885	70	0
MBC	04/2024	CNH	91	13	0	0
04/2024	$1,171	CAD	1,588	2	0
04/2024	47,331	GBP	37,473	0	(35)
04/2024	4,104	JPY	615,113	0	(41)
05/2024	CAD	1,588	$1,171	0	(2)
05/2024	GBP	37,473	47,339	35	0
06/2024	$10	ILS	36	0	0
MYI	04/2024	CAD	1,594	$1,174	0	(3)
04/2024	CNH	92	13	0	0
04/2024	JPY	1,573,600	10,423	28	0
04/2024	$22,984	EUR	21,238	0	(71)
05/2024	EUR	21,238	$23,012	73	0
06/2024	$18	MYR	85	0	0
SCX	04/2024	CNH	93	$13	0	0
04/2024	$1,117	NZD	1,860	0	(6)
05/2024	NZD	1,860	$1,117	6	0
SSB	05/2024	MXN	1,176	69	0	(1)
TOR	04/2024	$5,453	JPY	815,000	0	(69)
UAG	04/2024	ZAR	10,002	$534	7	0

Total Forward Foreign Currency Contracts	$1,302	$(796)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2024 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	10/31/2024	$29,900	$25	$47
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.500	02/13/2025	17,500	264	172
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/10/2024	55,800	33	47
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	07/08/2025	159,800	192	211

Total Purchased Options	$514	$477

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690%	04/02/2024	$10,300	$(81)	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	10,300	(81)	(233)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	7,800	(61)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	7,800	(61)	(176)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/02/2024	4,200	(10)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	04/02/2024	4,200	(10)	0

$(304)	$(409)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2054	$95.156	04/04/2024	$	3,500	$(13)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2054	98.156	04/04/2024	3,500	(9)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054	95.656	05/06/2024	2,800	(13)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054	97.656	05/06/2024	2,800	(10)	(17)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2054	96.906	04/04/2024	3,400	(19)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054	95.672	05/06/2024	1,400	(7)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054	97.672	05/06/2024	1,400	(5)	(9)

$(76)	$(35)

Total Written Options	$(380)	$(444)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.005%	$800	$(38)	$38	$0	$0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.202	200	(18)	17	0	(1)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.871	2,400	(117)	126	9	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.005	900	(32)	32	0	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.005	1,400	(50)	50	0	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2024 (Unaudited)

Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.202	1,700	(152)	141	0	(11)

Total Swap Agreements	$(407)	$404	$9	$(12)

(i)

Securities with an aggregate market value of $369 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$176,992	$0	$176,992
Industrials	0	47,803	0	47,803
Utilities	0	20,837	0	20,837
U.S. Government Agencies	0	421,946	0	421,946
U.S. Treasury Obligations	0	250,036	0	250,036
Non-Agency Mortgage-Backed Securities	0	133,179	673	133,852
Asset-Backed Securities	0	231,823	21	231,844
Sovereign Issues	0	27,164	0	27,164
Short-Term Instruments
Commercial Paper	0	57,518	0	57,518
Repurchase Agreements	0	211,387	0	211,387
Short-Term Notes	0	8	0	8
U.S. Treasury Bills	0	393	0	393

$0	$1,579,086	$694	$1,579,780
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$85,703	$0	$0	$85,703

Total Investments	$85,703	$1,579,086	$694	$1,665,483

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(86,185)	$0	$(86,185)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	162	0	177
Over the counter	0	1,788	0	1,788

$15	$1,950	$0	$1,965
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(1,179)	0	(1,189)
Over the counter	0	(1,252)	0	(1,252)

$(10)	$(2,431)	$0	$(2,441)

Total Financial Derivative Instruments	$5	$(481)	$0	$(476)

Totals	$85,708	$1,492,420	$694	$1,578,822

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$56,786	$780	$0	$0	$259	$57,825	$780	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$40	$75,146	$(47,300)	$(5)	$(3)	$27,878	$229	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	ILS	Israeli Shekel	NZD	New Zealand Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
BP0003M	3 Month GBP-LIBOR	SOFR	Secured Overnight Financing Rate	SOFRINDX	Secured Overnight Financing Rate Index
MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate

Schedule of Investments PIMCO Real Return Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 175.0% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$120	$107
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(e)(f)	EUR	600	638
UBS Group AG
4.932% (EUR003M + 1.000%) due 01/16/2026 ~		100	108
6.373% due 07/15/2026 •		$300	302
7.750% due 03/01/2029 •	EUR	100	123

			1,278

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$190	182

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		100	99

Total Corporate Bonds & Notes (Cost $1,674)			1,559

U.S. GOVERNMENT AGENCIES 16.4%
Fannie Mae
5.038% due 10/01/2035 •		12	12
5.496% due 12/25/2036 •		10	10
5.586% due 08/25/2034 •		3	3
5.750% due 05/25/2035 ~		59	60
5.785% due 07/25/2037 - 05/25/2042 •		21	21
5.875% due 05/25/2036 •		5	4
6.281% due 07/01/2044 - 09/01/2044 •		9	9
Freddie Mac
2.920% due 01/25/2026		100	97
5.704% due 08/25/2031 •		12	12
5.783% due 01/15/2047 •		716	699
5.798% due 07/15/2044 •		776	768
5.883% due 09/15/2042 •		1,285	1,266
6.289% due 10/25/2044 - 02/25/2045 •		973	894
6.350% due 01/01/2034 •		11	11
Ginnie Mae
6.219% due 10/20/2072 •		2,213	2,220
6.246% due 08/20/2068 •		1,677	1,652
6.464% due 04/20/2067 •		1,256	1,265
Ginnie Mae, TBA 3.500% due 04/01/2054		41,500	37,766
U.S. Small Business Administration 6.020% due 08/01/2028		70	71
Uniform Mortgage-Backed Security 4.500% due 09/01/2052 - 11/01/2052		976	930
Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2054		42,700	39,564
4.500% due 04/01/2054 - 05/01/2054		74,900	71,339
5.000% due 05/01/2054		5,200	5,075
5.500% due 04/01/2054 - 05/01/2054		17,500	17,415
6.000% due 04/01/2054 - 05/01/2054		33,200	33,902
6.500% due 04/01/2054		20,600	21,049

Total U.S. Government Agencies (Cost $236,246)			236,114

U.S. TREASURY OBLIGATIONS 87.8%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2024		30,047	29,863
0.125% due 04/15/2025		7,294	7,114
0.125% due 10/15/2025 (h)(j)		43,140	41,876
0.125% due 04/15/2026 (h)		19,637	18,809
0.125% due 07/15/2026 (h)		37,539	35,986
0.125% due 10/15/2026 (h)		42,205	40,271
0.125% due 04/15/2027 (j)		8,956	8,440
0.125% due 01/15/2030 (h)		41,277	37,380
0.125% due 07/15/2030 (h)		47,988	43,250
0.125% due 01/15/2031		15,364	13,675

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

0.125% due 07/15/2031 (h)	29,361	25,989
0.125% due 01/15/2032	10,790	9,432
0.125% due 02/15/2051	19,484	11,665
0.125% due 02/15/2052	6,646	3,919
0.250% due 01/15/2025 (h)	26,038	25,595
0.250% due 07/15/2029	8,652	7,981
0.250% due 02/15/2050	11,958	7,561
0.375% due 07/15/2025 (h)	43,474	42,530
0.375% due 01/15/2027 (j)	8,553	8,160
0.375% due 07/15/2027	9,152	8,710
0.500% due 01/15/2028 (h)	80,232	75,939
0.625% due 01/15/2026 (h)	28,156	27,351
0.625% due 07/15/2032 (h)	86,709	78,669
0.625% due 02/15/2043	8,879	6,826
0.750% due 07/15/2028 (h)	40,773	38,963
0.750% due 02/15/2042 (h)	41,145	32,879
0.750% due 02/15/2045 (h)	58,197	44,722
0.875% due 01/15/2029	13,885	13,242
0.875% due 02/15/2047 (h)	27,216	21,012
1.000% due 02/15/2046 (h)	29,649	23,767
1.000% due 02/15/2048	6,786	5,351
1.125% due 01/15/2033 (l)	11,491	10,783
1.250% due 04/15/2028	2,262	2,198
1.375% due 07/15/2033 (h)	40,106	38,513
1.375% due 02/15/2044 (h)	58,931	51,749
1.500% due 02/15/2053	6,847	5,984
1.625% due 10/15/2027 (h)	23,109	22,892
1.750% due 01/15/2028 (h)	52,279	51,861
1.750% due 01/15/2034	9,630	9,513
2.000% due 01/15/2026 (h)	27,304	27,184
2.125% due 02/15/2040	10,443	10,582
2.125% due 02/15/2041	9,223	9,353
2.125% due 02/15/2054	7,335	7,423
2.375% due 01/15/2025 (h)	32,080	32,051
2.375% due 01/15/2027 (l)	474	478
2.375% due 10/15/2028 (h)	57,687	59,042
2.500% due 01/15/2029	17,778	18,271
3.375% due 04/15/2032 (l)	2,616	2,900
3.625% due 04/15/2028 (h)	45,837	48,753
3.875% due 04/15/2029 (h)	52,686	57,631

Total U.S. Treasury Obligations (Cost $1,412,832)		1,264,088

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Adjustable Rate Mortgage Trust 4.761% due 05/25/2036 «~	60	50
Alliance Bancorp Trust 5.924% due 07/25/2037 •	527	443
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	93	86
Banc of America Funding Trust
5.214% due 01/20/2047 ~	70	59
5.721% due 02/20/2036 ~	63	58
Banc of America Mortgage Trust
4.571% due 06/25/2035 ~	13	11
4.891% due 02/25/2036 ~	71	63
Bear Stearns Adjustable Rate Mortgage Trust
4.300% due 07/25/2036 ~	98	86
4.781% due 02/25/2036 ~	19	16
4.829% due 03/25/2035 ~	85	76
5.040% due 01/25/2035 ~	63	58
7.670% due 10/25/2035 •	109	101
Bear Stearns ALT-A Trust
4.134% due 03/25/2036 ~	184	146
4.870% due 09/25/2035 ~	524	311
Chase Mortgage Finance Trust 5.298% due 02/25/2037 ~	7	7
ChaseFlex Trust 6.000% due 02/25/2037	287	110
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.724% due 01/25/2035 •	1	1
Citigroup Mortgage Loan Trust
4.496% due 09/25/2037 ~	202	180
4.692% due 03/25/2037 ~	879	728
5.500% due 08/25/2034	25	24
6.440% due 09/25/2035 «•	1	1
6.980% due 05/25/2035 •	2	2
7.860% due 03/25/2036 •	116	104
Countrywide Alternative Loan Trust
5.623% due 02/20/2047 •	197	151
5.804% due 05/25/2047 •	51	47
5.824% due 09/25/2046 •	1,136	1,052
6.000% due 03/25/2037	2,603	958
6.000% due 04/25/2037	240	200
6.004% due 12/25/2035 •	15	13
6.089% due 12/25/2035 •	30	24

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
3.778% due 05/20/2036 ~		41	38
4.778% due 10/20/2035 ~		600	573
5.500% due 08/25/2035 «		19	13
6.000% due 04/25/2036		231	115
6.000% due 03/25/2037		803	379
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.869% due 10/26/2036 ~		92	78
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.544% due 10/25/2036 «•		5	4
Eurosail PLC 6.292% due 06/13/2045 •	GBP	715	899
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$268	108
6.900% due 06/25/2034 ~		51	48
First Horizon Mortgage Pass-Through Trust 5.462% due 08/25/2035 ~		86	60
Ginnie Mae 6.419% due 05/20/2073 •		611	620
Great Hall Mortgages PLC
5.472% due 03/18/2039 •	GBP	9	12
5.492% due 06/18/2038 •		2	3
GreenPoint Mortgage Funding Trust
5.804% due 09/25/2046 •		$182	160
5.884% due 06/25/2045 •		54	48
5.984% due 11/25/2045 •		49	43
GSR Mortgage Loan Trust
4.562% due 07/25/2035 ~		37	34
5.063% due 09/25/2035 ~		49	46
5.207% due 12/25/2034 «~		65	57
6.167% due 01/25/2035 ~		29	27
HarborView Mortgage Loan Trust
5.821% due 09/19/2037 •		31	26
5.881% due 05/19/2035 •		25	22
6.001% due 02/19/2036 •		71	35
6.123% due 06/20/2035 •		36	33
IndyMac INDA Mortgage Loan Trust 4.799% due 11/25/2035 «~		22	22
IndyMac INDX Mortgage Loan Trust
4.691% due 12/25/2034 ~		37	34
6.004% due 07/25/2035 •		113	81
6.224% due 05/25/2034 «•		5	4
JP Morgan Mortgage Trust
3.965% due 07/27/2037 ~		199	180
4.896% due 07/25/2035 ~		84	79
5.041% due 08/25/2035 ~		38	32
5.315% due 02/25/2035 «~		29	26
5.386% due 09/25/2035 «~		12	10
5.656% due 07/25/2035 «~		15	14
5.817% due 08/25/2035 ~		48	44
MASTR Adjustable Rate Mortgages Trust 5.371% due 11/21/2034 ~		35	33
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.140% due 11/15/2031 •		18	17
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.880% due 12/15/2030 •		20	18
Merrill Lynch Mortgage Investors Trust 5.944% due 11/25/2035 •		24	22
Morgan Stanley Mortgage Loan Trust 7.124% due 06/25/2036 ~		92	90
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		3,052	2,878
Residential Accredit Loans, Inc. Trust
5.735% due 08/25/2035 •		36	27
6.009% due 10/25/2037 ~		621	516
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		418	263
6.500% due 09/25/2036		211	71
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037		116	86
Residential Mortgage Securities PLC 6.473% due 06/20/2070 •	GBP	1,379	1,743
Sequoia Mortgage Trust
5.843% due 07/20/2036 •		$151	130
6.141% due 10/19/2026 «•		7	7
Structured Adjustable Rate Mortgage Loan Trust
4.728% due 08/25/2035 ~		37	32
6.489% due 01/25/2035 •		45	39
7.020% due 02/25/2034 ~		22	21
Structured Asset Mortgage Investments Trust
5.824% due 06/25/2036 •		13	12
5.864% due 04/25/2036 •		58	50
5.941% due 07/19/2035 •		197	186
6.101% due 10/19/2034 •		15	14
Thornburg Mortgage Securities Trust 6.064% due 06/25/2044 •		1,668	1,524

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Towd Point Mortgage Funding 6.367% due 10/20/2051 •	GBP	1,934	2,442
Wachovia Mortgage Loan Trust LLC 2.021% due 01/25/2037 •		$1,086	407
WaMu Mortgage Pass-Through Certificates Trust
4.399% due 12/25/2046 •		27	22
4.720% due 12/25/2035 ~		27	24
5.819% due 01/25/2047 •		190	173
5.859% due 05/25/2047 •		146	117
6.089% due 02/25/2046 •		43	38
6.137% due 07/25/2046 •		261	215
6.289% due 11/25/2042 •		4	3
6.589% due 11/25/2046 •		39	34

Total Non-Agency Mortgage-Backed Securities (Cost $23,642)			20,427

ASSET-BACKED SECURITIES 9.5%
522 Funding CLO Ltd. 6.619% due 10/20/2031 •		1,163	1,166
ACAS CLO Ltd. 6.450% due 10/18/2028 •		807	809
ACE Securities Corp. Home Equity Loan Trust 5.844% due 03/25/2037 •		337	140
American Money Management Corp. CLO Ltd.
6.513% due 11/10/2030 •		392	393
6.616% due 04/25/2031 •		476	476
Anchorage Capital CLO Ltd.
0.000% due 04/22/2034 •(a)		700	700
6.626% due 07/15/2030 •		564	564
6.719% due 07/22/2032 •		1,100	1,100
Anchorage Capital Europe CLO DAC 4.722% due 01/15/2031 •	EUR	2,647	2,847
Apidos CLO
6.460% due 07/18/2029 •		$1,451	1,454
6.508% due 07/17/2030 •		755	757
Arbor Realty Commercial Real Estate Notes Ltd. 6.769% due 01/15/2037 •		4,700	4,681
Ares CLO Ltd.
6.446% due 01/15/2029 •		129	129
6.626% due 01/15/2032 •		700	700
Ares European CLO DAC
4.552% due 04/15/2030 •	EUR	941	1,012
4.722% due 10/15/2031 •		271	291
Argent Mortgage Loan Trust 5.924% due 05/25/2035 •		$415	365
Argent Securities Trust 5.764% due 05/25/2036 •		111	27
Atlas Senior Loan Fund Ltd.
6.666% due 01/15/2031 •		312	312
6.726% due 01/16/2030 •		437	437
Barings CLO Ltd. 6.649% due 01/20/2032 •		2,100	2,104
Bastille Euro CLO DAC 5.092% due 01/15/2034 •	EUR	500	539
BDS Ltd. 7.126% due 03/19/2039 •		$1,600	1,594
Benefit Street Partners CLO Ltd. 6.526% due 10/15/2030 •		543	543
Birch Grove CLO Ltd. 6.721% due 06/15/2031 •		565	567
Black Diamond CLO DAC 4.881% due 05/15/2032 •	EUR	373	400
Blackrock European CLO DAC 4.840% due 12/15/2032 •		700	751
BlueMountain Fuji EUR CLO DAC 4.662% due 01/15/2031 •		298	320
Cairn CLO DAC 4.722% due 10/15/2031 •		300	321
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037 •		$1,000	1,008
Carlyle Euro CLO DAC
4.531% due 08/15/2030 •	EUR	413	445
4.752% due 08/28/2031 •		741	797
Carlyle Global Market Strategies CLO Ltd.
6.518% due 08/14/2030 •		$898	900
6.659% due 04/22/2032 •		300	301
Carlyle Global Market Strategies Euro CLO DAC 4.651% due 11/15/2031 •	EUR	1,297	1,391
Carlyle U.S. CLO Ltd.
6.579% due 04/20/2031 •		$2,003	2,008
6.756% due 01/15/2030 •		382	382
Catamaran CLO Ltd. 6.679% due 04/22/2030 •		873	875
CBAM Ltd. 6.829% due 07/20/2030 •		375	375

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Cedar Funding CLO Ltd. 6.678% due 07/17/2031 •		554	556
CIFC European Funding CLO DAC 4.992% due 01/15/2034 •	EUR	4,750	5,099
CIFC Funding Ltd.
6.530% due 10/24/2030 •		$2,209	2,208
6.560% due 04/18/2031 •		459	461
CIT Mortgage Loan Trust 6.944% due 10/25/2037 •		3,207	3,189
Citigroup Mortgage Loan Trust 5.524% due 01/25/2037 •		77	55
Contego CLO DAC 4.598% due 01/23/2030 •	EUR	797	856
Countrywide Asset-Backed Certificates Trust
5.634% due 11/25/2037 •		$2,253	2,091
5.944% due 03/25/2037 •		1,049	1,000
6.184% due 08/25/2047 •		107	103
CQS U.S. CLO Ltd. 7.168% due 07/20/2031 •		1,677	1,683
Credit-Based Asset Servicing & Securitization LLC
4.021% due 06/25/2035 •		386	367
5.655% due 07/25/2037 •		617	403
Credit-Based Asset Servicing & Securitization Trust 5.564% due 11/25/2036 •		47	22
Crestline Denali CLO Ltd.
6.609% due 04/20/2030 •		430	430
6.717% due 10/23/2031 •		462	462
Cumulus Static CLO DAC 5.499% due 04/25/2033 •	EUR	2,600	2,811
CVC Cordatus Opportunity Loan Fund DAC 5.289% due 08/15/2033 •		1,800	1,940
Dryden CLO Ltd.
6.530% due 04/18/2031 •		$565	566
6.626% due 07/15/2031 •		1,636	1,636
Dryden Euro CLO DAC
4.761% due 05/15/2034 •	EUR	296	317
4.822% due 04/15/2034 •		2,194	2,340
Ellington Loan Acquisition Trust 6.544% due 05/25/2037 •		$258	249
Elmwood CLO Ltd. 7.044% due 12/11/2033 •		3,100	3,116
Fidelity Grand Harbour CLO DAC 5.140% due 03/15/2032 •	EUR	700	752
First Franklin Mortgage Loan Trust 6.149% due 11/25/2036 •		$1,904	1,815
Fremont Home Loan Trust 5.714% due 10/25/2036 •		606	532
Gallatin CLO Ltd. 6.666% due 07/15/2031 •		478	477
GoldenTree Loan Management U.S. CLO Ltd. 6.489% due 11/20/2030 •		301	301
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		229	122
GSAMP Trust
5.514% due 12/25/2036 •		62	30
6.179% due 09/25/2035 •		28	27
6.419% due 03/25/2035 •		34	31
Halseypoint CLO Ltd. 7.029% due 11/30/2032 •		600	600
Harvest CLO DAC
4.672% due 10/15/2030 •	EUR	690	742
4.702% due 07/15/2031 •		1,400	1,500
Hayfin Emerald CLO 5.662% due 01/25/2037 •		2,200	2,392
Home Equity Asset Trust 6.119% due 02/25/2036 •		$1,300	1,255
HSI Asset Securitization Corp. Trust 5.544% due 10/25/2036 •		4	2
IndyMac INDB Mortgage Loan Trust 5.584% due 07/25/2036 •		532	169
JP Morgan Mortgage Acquisition Trust 5.654% due 10/25/2036 •		17	17
KKR CLO Ltd. 6.526% due 07/15/2030 •		639	640
Laurelin DAC 4.690% due 10/20/2031 •	EUR	380	408
LCM Loan Income Fund Ltd. 6.609% due 04/20/2031 •		$832	832
LCM LP
6.441% due 07/19/2027 •		26	26
6.579% due 07/20/2030 •		152	152
LCM Ltd. 6.418% due 07/20/2030 •		584	586
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		839	747

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Lehman XS Trust
4.854% due 06/25/2036 þ		439	410
5.764% due 05/25/2036 •		589	505
7.744% due 12/25/2037 •		1,574	1,496
LoanCore Issuer Ltd. 6.869% due 01/17/2037 •		1,800	1,784
Long Beach Mortgage Loan Trust 5.684% due 08/25/2036 •		925	371
Madison Park Funding Ltd.
0.000% due 10/18/2030 «•(a)		500	500
6.326% due 04/15/2029 •		430	430
Magnetite Ltd. 6.449% due 11/15/2028 •		519	520
Man GLG Euro CLO DAC
4.601% due 05/15/2031 •	EUR	488	526
4.630% due 12/15/2031 •		369	396
4.812% due 01/15/2030 •		124	134
MASTR Asset-Backed Securities Trust 6.194% due 10/25/2035 •		$46	43
Merrill Lynch Mortgage Investors Trust
5.604% due 09/25/2037 •		13	3
5.684% due 02/25/2037 •		244	72
MF1 LLC 7.476% due 06/19/2037 •		1,600	1,602
MF1 Ltd. 6.541% due 07/16/2036 •		436	434
MidOcean Credit CLO
6.611% due 01/29/2030 •		181	181
6.631% due 02/20/2031 •		813	815
MKS CLO Ltd. 6.769% due 01/20/2031 •		456	456
Morgan Stanley ABS Capital, Inc. Trust 5.664% due 10/25/2036 •		1,561	678
Morgan Stanley IXIS Real Estate Capital Trust 5.494% due 11/25/2036 •		8	3
New Century Home Equity Loan Trust
5.764% due 08/25/2036 •		1,083	1,050
6.209% due 02/25/2035 •		70	67
NovaStar Mortgage Funding Trust 6.149% due 01/25/2036 •		337	332
OAK Hill European Credit Partners DAC 4.710% due 10/20/2031 •	EUR	1,611	1,725
Oaktree CLO Ltd. 6.689% due 04/22/2030 •		$600	600
OCP Euro CLO DAC 4.762% due 01/15/2032 •	EUR	477	514
Octagon Investment Partners Ltd.
6.536% due 04/16/2031 •		$1,033	1,033
6.568% due 02/14/2031 •		800	802
OSD CLO Ltd. 6.448% due 04/17/2031 •		1,722	1,725
OZLM Ltd.
6.521% due 10/20/2031 •		350	351
6.558% due 10/17/2029 •		408	408
6.739% due 07/20/2032 •		600	601
6.829% due 10/30/2030 •		165	165
Palmer Square European Loan Funding DAC
4.992% due 10/15/2031 •	EUR	1,053	1,133
5.494% due 05/15/2033 •		1,200	1,295
Palmer Square Loan Funding Ltd.
6.376% due 10/15/2029 •		$1,863	1,862
6.379% due 07/20/2029 •		1,182	1,181
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.179% due 09/25/2035 •		350	338
6.494% due 10/25/2034 •		1,592	1,561
Rad CLO Ltd. 6.700% due 07/24/2032 •		4,200	4,203
Regatta Funding Ltd. 6.828% due 10/17/2030 •		508	510
Renaissance Home Equity Loan Trust 6.204% due 12/25/2032 «•		46	41
Residential Asset Securities Corp. Trust
5.724% due 09/25/2036 •		936	915
5.904% due 06/25/2036 •		1,826	1,768
Rockford Tower Europe CLO DAC 0.000% due 04/24/2037 •(a)	EUR	1,600	1,726
Romark CLO Ltd. 6.607% due 10/23/2030 •		$582	583
Saranac CLO Ltd.
6.717% due 08/13/2031 •		1,224	1,230
6.811% due 11/20/2029 •		141	141
Saxon Asset Securities Trust 5.754% due 09/25/2037 •		385	362
Securitized Asset-Backed Receivables LLC Trust
5.564% due 12/25/2036 •		260	60
5.744% due 07/25/2036 •		183	74

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

5.764% due 07/25/2036 •		2,608	922
Segovia European CLO DAC 4.850% due 07/20/2032 •	EUR	600	646
SLM Student Loan Trust 6.173% due 10/25/2064 •		$1,615	1,593
Sound Point CLO Ltd.
6.477% due 01/23/2029 •		15	15
6.559% due 10/20/2030 •		316	316
6.710% due 04/18/2031 •		389	389
6.789% due 07/20/2032 •		1,200	1,200
Soundview Home Loan Trust
5.564% due 11/25/2036 •		38	11
5.624% due 07/25/2037 •		665	588
5.644% due 06/25/2037 •		1,323	903
St Paul's CLO DAC 4.778% due 04/25/2030 •	EUR	593	637
Stratus CLO Ltd.
6.479% due 12/28/2029 •		$319	318
6.529% due 12/29/2029 •		621	621
Structured Asset Securities Corp. Mortgage Loan Trust 6.940% due 04/25/2035 •		52	51
TCW CLO Ltd. 6.556% due 04/25/2031 •		827	827
Toro European CLO DAC 4.682% due 10/15/2030 •	EUR	828	893
TPG Real Estate Finance Issuer Ltd. 6.969% due 02/15/2039 •		$1,500	1,489
Tralee CLO Ltd. 6.906% due 04/25/2034 •		1,400	1,402
Venture CLO Ltd.
6.456% due 04/15/2027 •		149	149
6.479% due 10/20/2028 •		256	256
6.569% due 07/20/2030 •		251	252
6.629% due 08/28/2029 •		43	44
Vibrant CLO Ltd.
6.619% due 09/15/2030 •		256	256
6.699% due 07/20/2032 •		1,200	1,200
Voya CLO Ltd.
0.000% due 07/20/2032 •(a)		500	500
6.460% due 01/18/2029 •		282	282
6.528% due 04/17/2030 •		171	171
6.636% due 04/15/2031 •		390	391
Wellfleet CLO Ltd. 6.469% due 07/20/2029 •		111	111
Wind River CLO Ltd. 6.656% due 07/15/2031 •		1,600	1,599

Total Asset-Backed Securities (Cost $139,521)			137,843

SOVEREIGN ISSUES 7.8%
Canada Government Bond 4.250% due 12/01/2026 (d)	CAD	6,777	5,347
France Government International Bond (d)
0.100% due 03/01/2026	EUR	14,763	15,798
0.100% due 07/25/2031		2,464	2,605
0.250% due 07/25/2024		8,867	9,662
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		3,450	3,525
1.400% due 05/26/2025 (d)		43,807	46,794
1.800% due 05/15/2036		1,294	1,402
Japan Government International Bond
0.100% due 03/10/2028	JPY	1,545,437	10,719
0.100% due 03/10/2029		2,357,377	16,421

Total Sovereign Issues (Cost $122,640)			112,273

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		1,220,000	1,199

Total Preferred Securities (Cost $1,220)			1,199

SHORT-TERM INSTRUMENTS 51.9%
REPURCHASE AGREEMENTS (g) 51.8%			745,970

U.S. TREASURY BILLS 0.1%
5.378% due 05/09/2024 - 06/13/2024 (b)(c)(h)		$1,197	1,186

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $747,156)		747,156

Total Investments in Securities (Cost $2,684,931)		2,520,659

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III	2,854,093	27,762

Total Short-Term Instruments (Cost $27,762)		27,762

Total Investments in Affiliates (Cost $27,762)		27,762

Total Investments 176.9% (Cost $2,712,693)		$2,548,421
Financial Derivative Instruments (i)(k) (0.0)%(Cost or Premiums, net $271)		(579)
Other Assets and Liabilities, net (76.9)%		(1,107,646)

Net Assets 100.0%		$1,440,196

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.420%	04/01/2024	04/02/2024	$743,600	U.S. Treasury Notes 0.250% due 09/30/2025 - 10/31/2025	$(758,407)	$743,600	$743,600
FICC	2.600	03/28/2024	04/01/2024	2,370	U.S. Treasury Notes 5.000% due 09/30/2025	(2,418)	2,370	2,371

Total Repurchase Agreements	$(760,825)	$745,970	$745,971

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	5.420%	03/12/2024	04/23/2024	$(8,219)	$(8,244)
5.420	03/14/2024	04/22/2024	(8,211)	(8,233)
BPG	5.420	03/07/2024	04/18/2024	(2,901)	(2,912)
5.430	03/04/2024	04/02/2024	(15,241)	(15,305)
5.450	04/01/2024	04/02/2024	(917,074)	(917,074)
GSC	5.420	03/06/2024	04/03/2024	(28,924)	(29,037)
TDM	5.420	03/15/2024	04/04/2024	(57,568)	(57,715)

Total Sale-Buyback Transactions	$(1,038,520)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.2)%
Uniform Mortgage-Backed Security, TBA	4.500%	04/01/2054	$18,500	$(17,595)	$(17,619)
Total U.S. Government Agencies	(17,595)	(17,619)

U.S. Treasury Obligations (1.9)%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/2024	21,033	(20,715)	(20,916)
U.S. Treasury Inflation Protected Securities	0.250	01/15/2025	6,119	(5,975)	(6,018)

Total U.S. Treasury Obligations	(26,690)	(26,934)

Total Short Sales (3.1)%	$(44,285)	$(44,553)

(h)	Securities with an aggregate market value of $1,033,614 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(81,285) at a weighted average interest rate of 5.441%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(236) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE 3-Month Euribor April 2024 Futures	96.750	04/12/2024	534	$1,335	$(360)	$(4)

Total Written Options	$(360)	$(4)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2024	242	$18,384	$142	$92	$0
Euro-Bobl June Futures	06/2024	143	18,243	73	46	0
Euro-BTP Italy Government Bond June Futures	06/2024	91	11,684	176	37	(45)
Euro-Buxl 30-Year Bond June Futures	06/2024	61	8,937	84	108	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	944	108,191	780	15	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	1	129	1	1	0

$1,256	$299	$(45)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2024	339	$(48,781)	$(111)	$0	$(230)
Euro-OAT France Government 10-Year Bond June Futures	06/2024	35	(4,840)	(45)	6	(17)
Euro-Schatz June Futures	06/2024	1,062	(121,105)	(91)	34	(86)
Gold 100 oz. June Futures	06/2024	28	(6,268)	(112)	0	(72)
Short Italian Bond (BTP) June Futures	06/2024	239	(27,301)	(53)	26	(16)
U.S. Treasury 2-Year Note June Futures	06/2024	441	(90,178)	(92)	89	0
U.S. Treasury 5-Year Note June Futures	06/2024	1,467	(156,992)	(135)	172	0
U.S. Treasury 10-Year Note June Futures	06/2024	655	(72,572)	(432)	51	0
U.S. Treasury Long-Term Bond June Futures	06/2024	742	(89,365)	(1,279)	0	(186)

$(2,350)	$378	$(607)

Total Futures Contracts	$(1,094)	$677	$(652)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	400,000	$(7)	$22	$15	$0	$(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	118,480	(2)	8	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	1,600,000	(19)	(51)	(70)	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	1,061,000	21	70	91	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$54,750	364	202	566	58	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	53,300	(704)	(3,672)	(4,376)	0	(100)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	6,020	(76)	(406)	(482)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	31,600	(279)	(1,767)	(2,046)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	6,810	428	1,529	1,957	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	5,300	329	1,238	1,567	0	(8)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		22,300	462	2,641	3,103	0	(47)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,300	221	(103)	118	0	(17)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	200	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,600	(13)	(200)	(213)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		6,000	(33)	(471)	(504)	4	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		2,900	(22)	(214)	(236)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		5,700	(21)	(363)	(384)	5	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,500	(9)	(158)	(167)	2	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		18,600	0	718	718	89	0
Receive(1)	6-Month EUR-EURIBOR	2.635	Annual	02/15/2033		50,886	0	(436)	(436)	0	(280)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		175,500	3,721	264	3,985	1,006	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		5,400	334	2,307	2,641	0	(43)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		5,600	4	2,729	2,733	0	(45)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		9,900	616	4,209	4,825	0	(80)
Receive(1)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		37,100	(1,750)	(146)	(1,896)	0	(445)
Pay	CPTFEMU	3.520	Maturity	09/15/2024		2,400	(6)	(17)	(23)	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	37	38	2	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	15	15	1	0
Receive	CPTFEMU	2.260	Maturity	03/15/2028		1,300	0	3	3	0	0
Receive	CPTFEMU	2.502	Maturity	03/15/2028		800	0	(9)	(9)	0	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		2,500	0	62	62	3	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		19,800	(142)	(3,953)	(4,095)	0	(14)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		5,300	27	85	112	5	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		2,200	0	16	16	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		5,200	(30)	(19)	(49)	0	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		2,800	0	51	51	1	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		5,200	(8)	113	105	0	(1)
Pay	CPTFEMU	2.362	Maturity	11/15/2033		2,900	0	61	61	0	(1)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		3,000	3	68	71	0	(1)
Pay	CPTFEMU	2.487	Maturity	05/15/2037		40	0	(1)	(1)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		800	1	(39)	(38)	3	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	(23)	(57)	4	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	(9)	(9)	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		550	0	(46)	(46)	1	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,000	0	49	49	8	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,800	12	123	135	5	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		2,700	7	256	263	10	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		900	0	63	63	3	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		1,400	13	112	125	4	0
Receive	CPTFEMU	2.547	Maturity	11/15/2053		1,000	(3)	(23)	(26)	0	(3)
Receive	CPTFEMU	2.620	Maturity	11/15/2053		900	0	(45)	(45)	0	(3)
Pay	CPURNSA	2.500	Maturity	09/07/2024		$4,700	0	(28)	(28)	0	(20)
Pay	CPURNSA	2.560	Maturity	09/12/2024		5,300	0	(28)	(28)	0	(23)
Pay	CPURNSA	2.565	Maturity	09/12/2024		5,600	0	(29)	(29)	0	(24)
Receive	CPURNSA	2.313	Maturity	02/26/2026		2,700	0	285	285	6	0
Receive	CPURNSA	2.418	Maturity	03/05/2026		10,200	0	1,024	1,024	19	0
Receive	CPURNSA	2.767	Maturity	05/13/2026		7,700	0	609	609	7	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	253	253	3	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		5,980	0	486	486	5	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		400	0	32	32	0	0
Receive	CPURNSA	1.797	Maturity	08/25/2027		7,000	0	1,065	1,065	3	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		7,100	0	1,034	1,034	4	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	(332)	(334)	0	(3)
Receive	CPURNSA	2.573	Maturity	08/26/2028		800	0	53	53	1	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		1,900	0	111	111	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	(2,155)	(2,155)	0	(19)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	(892)	(892)	0	(7)
Pay	CPURNSA	1.997	Maturity	07/25/2029		20,100	0	(2,657)	(2,657)	0	(17)
Pay	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	(1,921)	(1,932)	0	(6)
Receive	CPURNSA	2.311	Maturity	02/24/2031		21,800	0	2,432	2,432	12	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	270,300	55	79	134	2	0

Total Swap Agreements							$3,447	$4,299	$7,746	$1,282	$(1,274)

(j)	Securities with an aggregate market value of $12,717 and cash of $4,640 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2024	$49	AUD	75	$0	$0
05/2024	AUD	75	$49	0	0
BOA	04/2024	EUR	1,663	1,812	18	0
04/2024	$69	AUD	105	0	0
04/2024	1,022	EUR	942	0	(6)
05/2024	AUD	105	$69	0	0
BPS	04/2024	270	175	0	0
04/2024	GBP	4,413	5,602	32	0
04/2024	$5,730	JPY	866,106	0	(9)
05/2024	JPY	862,160	$5,730	8	0
BRC	05/2024	GBP	4,413	5,580	10	0
DUB	04/2024	EUR	107,877	117,253	870	0
05/2024	1,539	1,669	7	0
FAR	04/2024	$16,986	JPY	2,568,231	0	(20)
05/2024	JPY	2,556,579	$16,985	20	0
JPM	04/2024	CAD	7,346	5,445	21	0
06/2024	$608	MXN	10,327	5	0
MBC	04/2024	EUR	1,539	$1,666	5	0
04/2024	JPY	1,754,124	11,705	117	0
04/2024	$5,418	CAD	7,348	7	0
05/2024	CAD	7,345	$5,418	0	(7)
MYI	04/2024	$117,525	EUR	108,598	0	(364)
04/2024	4,252	JPY	642,935	0	(5)
05/2024	EUR	108,598	$117,667	370	0
05/2024	JPY	640,009	4,252	5	0
RBC	04/2024	$1	MXN	15	0	0
TOR	04/2024	JPY	2,324,146	$15,551	198	0
05/2024	AUD	90	59	0	0

Total Forward Foreign Currency Contracts	$1,693	$(411)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	$8,600	$(391)	$(310)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	31,900	(232)	0

$(623)	$(310)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	04/16/2024	$54,500	$(251)	$(1)
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/06/2025	20,000	(232)	(373)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.150	10/06/2025	20,000	(232)	(71)
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	16,600	(201)	(265)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	16,600	(201)	(83)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.269	05/13/2024	55,100	(240)	(79)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	10,400	(135)	(150)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	10,400	(135)	(49)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,500	(283)	(294)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,500	(283)	(119)

$(2,193)	$(1,484)

Total Written Options	$(2,816)	$(1,794)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	0	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/15/2024	$125,000	$0	$188	$190	$(2)
	Receive	U.S. Treasury Inflation Protected Securities	0	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/30/2024	195,000	0	(284)	10	(294)

Total Swap Agreements								$0	$(96)	$200	$(296)

(l)

Securities with an aggregate market value of $1,467 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)								Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$1,278	$0		$1,278
Industrials						0	182	0		182
Utilities						0	99	0		99
U.S. Government Agencies						0	236,114	0		236,114
U.S. Treasury Obligations						0	1,264,088	0		1,264,088
Non-Agency Mortgage-Backed Securities						0	20,219	208		20,427
Asset-Backed Securities						0	137,302	541		137,843
Sovereign Issues						0	112,273	0		112,273
Preferred Securities
Banking & Finance						0	1,199	0		1,199
Short-Term Instruments
Repurchase Agreements						0	745,970	0		745,970
U.S. Treasury Bills						0	1,186	0		1,186

						$0	$2,519,910	$749		$2,520,659
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$27,762	$0	$0		$27,762

Total Investments						$27,762	$2,519,910	$749		$2,548,421

Short Sales, at Value - Liabilities
U.S. Government Agencies						0	(17,619)	0		(17,619)
U.S. Treasury Obligations						0	(26,934)	0		(26,934)

						$0	$(44,553)	$0		$(44,553)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						349	1,610	0		1,959
Over the counter						0	1,893	0		1,893

						$349	$3,503	$0		$3,852
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(470)	(1,460)	0		(1,930)
Over the counter						0	(2,501)	0		(2,501)

						$(470)	$(3,961)	$0		$(4,431)

Total Financial Derivative Instruments						$(121)	$(458)	$0		$(579)

Totals						$27,641	$2,474,899	$749		$2,503,289

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$260	$168,609	$(141,100)	$(6)	$(1)	$27,762	$89	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MBC	HSBC Bank Plc
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	TDM	TD Securities (USA) LLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	JPY	Japanese Yen	USD	United States Dollar
EUR	Euro

Exchange Abbreviations:
ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor

Schedule of Investments PIMCO Short-Term Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6% ¤
CORPORATE BONDS & NOTES 42.7%
BANKING & FINANCE 31.2%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$1,000	$1,010
AerCap Ireland Capital DAC
1.650% due 10/29/2024		4,000	3,903
3.500% due 01/15/2025		1,100	1,081
Ally Financial, Inc.
3.875% due 05/21/2024		200	199
5.125% due 09/30/2024		3,800	3,785
5.750% due 11/20/2025		500	497
American Honda Finance Corp.
5.904% due 02/12/2025 •		4,000	4,008
6.143% (SOFRINDX + 0.790%) due 10/03/2025 ~		1,900	1,909
Aozora Bank Ltd. 1.050% due 09/09/2024		1,500	1,461
Athene Global Funding
2.500% due 01/14/2025		500	488
5.916% (SOFRINDX + 0.560%) due 08/19/2024 ~		500	500
6.057% (SOFRINDX + 0.700%) due 05/24/2024 ~		4,700	4,703
6.574% (SOFRINDX + 1.210%) due 03/25/2027 ~		4,600	4,605
Aviation Capital Group LLC 5.500% due 12/15/2024		200	199
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		2,400	2,336
3.950% due 07/01/2024		200	199
Banco Santander SA
3.892% due 05/24/2024		250	249
5.742% due 06/30/2024 •		2,200	2,199
6.596% (SOFRRATE + 1.240%) due 05/24/2024 ~		849	850
Bank of America Corp.
0.976% due 04/22/2025 •		1,300	1,296
3.093% due 10/01/2025 •		100	99
3.841% due 04/25/2025 •		696	695
6.041% (SOFRRATE + 0.690%) due 04/22/2025 ~		300	300
6.304% (TSFR3M + 1.032%) due 02/05/2026 ~		400	402
6.695% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,300	1,310
Bank of America NA 5.394% (BBSW3M + 1.050%) due 10/30/2026 ~	AUD	1,000	656
Banque Federative du Credit Mutuel SA
6.480% (SOFRRATE + 1.130%) due 01/23/2027 ~		$1,200	1,211
6.749% (SOFRINDX + 1.400%) due 07/13/2026 ~		200	204
Barclays PLC
3.932% due 05/07/2025 •		6,760	6,746
6.501% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	750	490
BNP Paribas SA
2.819% due 11/19/2025 •		$2,500	2,452
3.375% due 01/09/2025		2,300	2,262
Brighthouse Financial Global Funding 6.109% (SOFRRATE + 0.760%) due 04/12/2024 ~		600	600
Cantor Fitzgerald LP 4.875% due 05/01/2024		5,500	5,494
Citibank NA 6.420% (SOFRINDX + 1.060%) due 12/04/2026 ~		1,000	1,013
Citigroup, Inc.
3.352% due 04/24/2025 •		4,000	3,993
4.140% due 05/24/2025 •		600	598
CNO Global Funding 1.650% due 01/06/2025		200	193
Credit Agricole SA 4.400% due 07/06/2027	AUD	200	126
Credit Suisse AG
3.625% due 09/09/2024		$1,178	1,167
4.750% due 08/09/2024		1,000	996
Danske Bank AS
0.976% due 09/10/2025 •		1,200	1,173
3.244% due 12/20/2025 •		300	294
6.466% due 01/09/2026 •		1,000	1,004
Deutsche Bank AG
0.898% due 05/28/2024		1,100	1,092
1.447% due 04/01/2025 •		800	800
3.700% due 05/30/2024		900	896

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

3.961% due 11/26/2025 •		3,700	3,650
4.162% due 05/13/2025		165	163
DNB Bank ASA
1.127% due 09/16/2026 •		600	563
5.896% due 10/09/2026 •		900	904
First Abu Dhabi Bank PJSC 5.433% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	1,000	652
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		$2,700	2,619
3.375% due 11/13/2025		400	385
4.063% due 11/01/2024		2,000	1,980
4.134% due 08/04/2025		700	684
4.389% due 01/08/2026		200	195
4.687% due 06/09/2025		800	790
5.125% due 06/16/2025		700	694
FS KKR Capital Corp. 1.650% due 10/12/2024		400	391
GA Global Funding Trust
0.800% due 09/13/2024		2,000	1,957
1.000% due 04/08/2024		700	699
3.850% due 04/11/2025		1,700	1,669
5.862% (SOFRRATE + 0.500%) due 09/13/2024 ~		200	200
6.708% (SOFRRATE + 1.360%) due 04/11/2025 ~		1,300	1,307
General Motors Financial Co., Inc.
6.647% (SOFRINDX + 1.300%) due 04/07/2025 ~		200	201
6.703% (SOFRINDX + 1.350%) due 05/08/2027 ~		1,000	1,005
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		1,900	1,877
5.700% due 11/01/2024		3,400	3,402
5.836% (SOFRRATE + 0.486%) due 10/21/2024 ~		1,000	1,001
5.873% (BBSW3M + 1.550%) due 05/02/2024 ~	AUD	500	326
6.151% due 12/09/2026 •		$500	501
HSBC Bank PLC 5.729% (SOFRRATE + 0.262%) due 09/28/2024 ~		1,000	1,005
HSBC Holdings PLC
4.180% due 12/09/2025 •		3,200	3,162
6.962% (TSFR3M + 1.642%) due 09/12/2026 ~		1,300	1,314
ING Groep NV
6.375% (SOFRRATE + 1.010%) due 04/01/2027 ~		700	703
7.006% (SOFRINDX + 1.640%) due 03/28/2026 ~		5,950	6,011
Jackson National Life Global Funding 6.516% (SOFRRATE + 1.150%) due 06/28/2024 ~		2,900	2,906
JPMorgan Chase & Co.
5.961% (SOFRRATE + 0.600%) due 12/10/2025 ~		3,000	3,004
6.277% (SOFRRATE + 0.920%) due 02/24/2026 ~		2,000	2,010
6.550% (SOFRRATE + 1.200%) due 01/23/2028 ~		700	708
LeasePlan Corp. NV 2.875% due 10/24/2024		1,150	1,131
Lloyds Banking Group PLC
2.438% due 02/05/2026 •		1,000	972
3.511% due 03/18/2026 •		500	489
3.870% due 07/09/2025 •		3,940	3,920
4.450% due 05/08/2025		500	494
5.750% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	500	327
6.932% (SOFRINDX + 1.580%) due 01/05/2028 ~		$800	809
Mitsubishi UFJ Financial Group, Inc.
5.063% due 09/12/2025 •		1,000	997
6.295% (SOFRRATE + 0.940%) due 02/20/2026 ~		500	501
6.746% (SOFRRATE + 1.385%) due 09/12/2025 ~		3,700	3,717
6.789% (SOFRRATE + 1.440%) due 04/17/2026 ~		1,000	1,008
Mizuho Bank Ltd.
4.873% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	400	261
5.099% (BBSW3M + 0.750%) due 08/07/2024 ~		500	326
Mizuho Financial Group, Inc. 2.839% due 07/16/2025 •		$1,000	992
Morgan Stanley 0.790% due 05/30/2025 •		5,000	4,954
Morgan Stanley Bank NA 6.427% (SOFRRATE + 1.080%) due 01/14/2028 ~		1,900	1,925
National Bank of Canada 3.750% due 06/09/2025 •		300	299
NatWest Markets PLC 6.814% (SOFRRATE + 1.450%) due 03/22/2025 ~		500	505
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		600	587
2.000% due 03/09/2026		400	371
Nomura Holdings, Inc.
1.851% due 07/16/2025		3,700	3,526
2.648% due 01/16/2025		3,000	2,930
Nordea Bank Abp 6.321% (SOFRRATE + 0.960%) due 06/06/2025 ~		600	604
Royal Bank of Canada 6.300% (SOFRINDX + 0.950%) due 01/19/2027 ~		900	907
Skandinaviska Enskilda Banken AB 6.251% (SOFRRATE + 0.890%) due 03/05/2027 ~		500	501

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024		2,500	2,498
Societe Generale SA
2.625% due 10/16/2024		500	491
6.400% (SOFRRATE + 1.050%) due 01/21/2026 ~		4,900	4,907
Standard Chartered PLC
1.822% due 11/23/2025 •		1,200	1,168
3.785% due 05/21/2025 •		468	466
6.287% (SOFRRATE + 0.930%) due 11/23/2025 ~		3,000	3,000
7.106% (SOFRRATE + 1.740%) due 03/30/2026 ~		1,000	1,007
7.776% due 11/16/2025 •		500	506
Sumitomo Mitsui Financial Group, Inc.
5.601% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	3,900	2,548
6.778% (SOFRRATE + 1.430%) due 01/13/2026 ~		$2,100	2,130
Sumitomo Mitsui Trust Bank Ltd. 6.480% (SOFRRATE + 1.120%) due 03/09/2026 ~		625	630
Swedbank AB 5.337% due 09/20/2027		200	200
Synchrony Financial 4.250% due 08/15/2024		1,500	1,491
UBS AG 5.214% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	1,800	1,171
UBS Group AG 6.934% (SOFRRATE + 1.580%) due 05/12/2026 ~		$4,000	4,036
VICI Properties LP 3.500% due 02/15/2025		400	392
Wells Fargo & Co. 2.406% due 10/30/2025 •		6,200	6,083

			186,158

INDUSTRIALS 7.7%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		1,300	1,293
Arrow Electronics, Inc. 4.000% due 04/01/2025		500	492
Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	1,220	789
5.564% (BBSW3M + 1.220%) due 10/30/2024 ~		1,100	718
Bayer U.S. Finance LLC 4.250% due 12/15/2025		$3,900	3,804
Berry Global, Inc. 4.875% due 07/15/2026		2,100	2,060
Boeing Co. 4.875% due 05/01/2025		2,500	2,473
DAE Funding LLC 1.550% due 08/01/2024		1,200	1,180
Daimler Truck Finance North America LLC 6.348% (SOFRRATE + 1.000%) due 04/05/2024 ~		2,160	2,160
Discovery Communications LLC 3.450% due 03/15/2025		4,797	4,696
Energy Transfer LP
3.900% due 05/15/2024		500	499
4.250% due 04/01/2024		1,200	1,200
4.500% due 04/15/2024		1,000	1,000
5.750% due 04/01/2025		300	300
Hyundai Capital America
6.503% due 08/04/2025 •		5,036	5,065
6.847% (SOFRRATE + 1.500%) due 01/08/2027 ~		1,300	1,318
Imperial Brands Finance PLC
3.125% due 07/26/2024		3,800	3,767
4.250% due 07/21/2025		886	870
JDE Peet's NV 0.800% due 09/24/2024		2,600	2,536
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		500	482
Quanta Services, Inc. 0.950% due 10/01/2024		1,000	976
Renesas Electronics Corp. 1.543% due 11/26/2024		700	679
Reynolds American, Inc. 4.450% due 06/12/2025		620	612
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		248	248
SK Hynix, Inc.
3.000% due 09/17/2024		200	197
5.500% due 01/16/2027		400	400
TD SYNNEX Corp. 1.250% due 08/09/2024		2,500	2,460
Toyota Finance Australia Ltd. 4.775% (BBSW3M + 0.430%) due 09/09/2024 ~	AUD	500	326
Transurban Queensland Finance Pty. Ltd. 6.404% (BBSW3M + 2.050%) due 12/16/2024 ~		3,800	2,493
VF Corp. 2.400% due 04/23/2025		$200	193

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

Warnermedia Holdings, Inc. 3.788% due 03/15/2025		600	589

			45,875

UTILITIES 3.8%
Avangrid, Inc. 3.200% due 04/15/2025		1,691	1,648
Black Hills Corp. 1.037% due 08/23/2024		1,000	982
Enel Finance International NV
2.650% due 09/10/2024		4,325	4,265
4.250% due 06/15/2025		800	788
6.800% due 10/14/2025		500	510
FirstEnergy Corp. 2.050% due 03/01/2025		390	375
Georgia Power Co. 6.103% (SOFRINDX + 0.750%) due 05/08/2025 ~		1,900	1,907
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		4,800	4,778
Korea Southern Power Co. Ltd. 5.314% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	2,800	1,823
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024		$1,000	1,000
NextEra Energy Capital Holdings, Inc. 6.110% (SOFRINDX + 0.760%) due 01/29/2026 ~		1,500	1,503
Pacific Gas & Electric Co. 3.400% due 08/15/2024		300	297
Southern California Edison Co. 6.181% (SOFRRATE + 0.830%) due 04/01/2024 ~		700	700
Victoria Power Networks Finance Pty. Ltd. 4.835% (BBSW3M + 0.500%) due 08/23/2024 ~	AUD	3,000	1,951

			22,527

Total Corporate Bonds & Notes (Cost $255,782)			254,560

MUNICIPAL BONDS & NOTES 0.1%
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 5.869% (TSFR3M) due 02/15/2036 ~		$320	298

Total Municipal Bonds & Notes (Cost $310)			298

U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae
5.496% due 12/25/2036 •		2	2
5.556% due 03/25/2034 •		0	1
5.635% due 02/25/2037 •		17	16
5.785% due 05/25/2042 •		2	2
6.115% due 12/25/2037 •		13	13
6.281% due 03/01/2044 - 07/01/2044 •		5	5
Federal Home Loan Bank 5.500% due 02/20/2026		5,000	4,996
Freddie Mac
2.500% due 10/25/2048		158	140
3.000% due 09/25/2045		260	225
5.375% due 04/24/2025		6,000	5,997
5.520% due 05/28/2025		6,000	5,997
5.650% due 03/06/2026		5,000	5,000
5.700% due 03/06/2026		6,000	5,996
5.883% due 09/15/2041 •		6	6
6.133% due 02/15/2038 •		9	9
6.289% due 10/25/2044 - 02/25/2045 •		44	41
6.489% due 07/25/2044 •		8	7
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		111	97
3.625% due 02/20/2032 •		1	2
6.219% due 01/20/2074 •		1,610	1,616
6.244% due 01/20/2066 •		165	165
6.269% due 09/20/2073 - 10/20/2073 •		4,564	4,595
6.294% due 11/20/2066 •		287	287
6.299% due 09/20/2073 •		501	505
6.444% due 01/20/2066 •		387	387
7.594% due 05/20/2071 •		266	274
Uniform Mortgage-Backed Security 4.000% due 08/01/2049		16	15

Total U.S. Government Agencies (Cost $36,456)			36,396

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 10/15/2024 (e)		3,606	3,583

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $3,549)			3,583

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
Atrium Hotel Portfolio Trust 6.573% due 06/15/2035 •		700	697
Avon Finance PLC 6.123% due 12/28/2049 •	GBP	2,552	3,222
BAMLL Commercial Mortgage Securities Trust
6.423% due 04/15/2036 •		$400	400
6.823% due 03/15/2034 •		400	399
Barclays Mortgage Loan Trust 5.903% due 01/25/2064 þ		991	986
Bear Stearns Adjustable Rate Mortgage Trust 5.894% due 01/25/2034 ~		1	1
Bear Stearns ALT-A Trust 4.870% due 09/25/2035 ~		6	4
Beast Mortgage Trust 6.626% due 02/15/2037 •		2,600	2,302
Benchmark Mortgage Trust 3.042% due 08/15/2052		992	939
BSREP Commercial Mortgage Trust 6.390% due 08/15/2038 •		2,369	2,272
BX Trust 6.139% due 01/15/2034 •		153	152
Citigroup Mortgage Loan Trust 7.560% due 09/25/2035 •		1	1
Colony Mortgage Capital Ltd. 6.565% due 11/15/2038 •		400	396
COLT Mortgage Loan Trust 5.835% due 02/25/2069 þ		1,749	1,742
Commercial Mortgage Trust
2.896% due 02/10/2037		800	773
6.740% due 12/15/2038 •		2,055	1,898
Countrywide Home Loan Reperforming REMIC Trust 5.784% due 06/25/2035 •		2	2
Credit Suisse First Boston Mortgage Securities Corp.
4.921% due 06/25/2033 «~		2	2
6.065% due 03/25/2032 ~		1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.796% due 12/27/2060 ~		699	679
3.402% due 03/25/2059 ~		643	639
3.904% due 04/25/2062 ~		171	160
5.000% due 07/25/2056 •		313	291
6.194% due 07/15/2032 •		238	229
Eurohome U.K. Mortgages PLC 5.493% due 06/15/2044 •	GBP	32	39
Extended Stay America Trust 6.519% due 07/15/2038 •		$2,286	2,286
Finsbury Square Green PLC 5.872% due 12/16/2067 •	GBP	59	74
GCAT Trust
1.091% due 05/25/2066 ~		$750	625
2.885% due 12/27/2066 ~		857	780
GCT Commercial Mortgage Trust 6.240% due 02/15/2038 •		400	336
Gemgarto PLC 5.812% due 12/16/2067 •	GBP	277	349
Ginnie Mae
6.319% due 05/20/2073 •		$1,114	1,124
6.419% due 05/20/2073 •		203	207
6.419% due 11/20/2073 •		204	207
GreenPoint Mortgage Funding Trust 5.884% due 06/25/2045 •		5	4
GS Mortgage Securities Corp. Trust 8.726% due 08/15/2039 •		2,800	2,817
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		1,459	1,335
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		246	228
5.000% due 02/25/2052 •		733	681
GSR Mortgage Loan Trust 5.063% due 09/25/2035 ~		2	2
HarborView Mortgage Loan Trust 5.881% due 05/19/2035 •		10	9
HPLY Trust 6.435% due 11/15/2036 •		299	299
Impac CMB Trust 6.084% due 03/25/2035 •		56	53
InTown Mortgage Trust 7.814% due 08/15/2039 •		1,100	1,107
JP Morgan Chase Commercial Mortgage Securities Trust
6.582% due 06/15/2035 •		485	453
6.823% due 12/15/2031 •		143	121
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		84	75

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

5.000% due 02/25/2052 •		233	216
Kinbane DAC 4.698% due 09/25/2062 ~	EUR	668	716
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		$359	348
1.875% due 10/25/2068 þ		250	242
2.250% due 07/25/2067 þ		284	275
MFA Trust 1.381% due 04/25/2065 ~		272	254
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		550	514
2.750% due 08/25/2059 ~		328	312
Morgan Stanley Capital Trust 6.440% due 05/15/2036 •		800	757
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		326	303
MortgageIT Mortgage Loan Trust 6.084% due 02/25/2035 «•		36	35
Natixis Commercial Mortgage Securities Trust 7.149% due 03/15/2035 •		1,967	1,969
New Orleans Hotel Trust 6.362% due 04/15/2032 •		1,000	977
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		259	236
2.464% due 01/26/2060 ~		721	661
3.500% due 12/25/2057 ~		50	47
4.500% due 05/25/2058 ~		127	123
New York Mortgage Trust 1.670% due 08/25/2061 þ		627	601
NYO Commercial Mortgage Trust 6.535% due 11/15/2038 •		1,600	1,551
OBX Trust
5.988% due 03/25/2028 þ		700	702
6.067% due 01/25/2064 þ		995	997
6.129% due 12/25/2063 þ		1,484	1,486
PRKCM Trust 6.333% due 03/25/2059 þ		197	197
Residential Mortgage Securities PLC 6.473% due 06/20/2070 •	GBP	358	452
RESIMAC Premier 6.133% due 07/10/2052 •		$91	90
Sequoia Mortgage Trust 6.192% due 02/20/2034 •		59	52
Structured Asset Mortgage Investments Trust
5.904% due 05/25/2045 •		11	10
5.941% due 07/19/2035 •		1	1
Towd Point Mortgage Funding
6.366% due 10/20/2051 •	GBP	209	264
6.367% due 10/20/2051 •		78	99
6.572% due 07/20/2045 •		847	1,070
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$873	825
2.710% due 01/25/2060 ~		1,155	1,081
3.750% due 05/25/2058 ~		333	321
6.444% due 05/25/2058 •		275	280
6.444% due 10/25/2059 •		196	198
Verus Securitization Trust
5.712% due 01/25/2069 þ		1,179	1,173
5.811% due 05/25/2068 þ		250	249
5.850% due 12/25/2067 þ		248	247
6.443% due 08/25/2068 þ		183	183
6.476% due 06/25/2068 þ		426	428
WaMu Mortgage Pass-Through Certificates Trust
6.089% due 02/25/2046 •		6	5
6.089% due 08/25/2046 •		6	5
6.289% due 11/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $53,405)			51,952

ASSET-BACKED SECURITIES 36.9%
ACAS CLO Ltd. 6.450% due 10/18/2028 •		1,009	1,011
ACE Securities Corp. Home Equity Loan Trust 6.224% due 04/25/2034 •		234	217
ACREC LLC 7.555% due 02/19/2038 •		500	503
AGL CLO Ltd. 6.779% due 07/20/2034 •		300	300
Ally Auto Receivables Trust 5.760% due 11/15/2026		1,085	1,086
Anchorage Capital CLO Ltd.
0.000% due 04/22/2034 •(a)		1,400	1,400
6.626% due 07/15/2030 •		1,081	1,080
AREIT LLC 7.569% due 06/17/2039 •		2,800	2,812

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

Ares CLO Ltd.
6.626% due 01/15/2032 •		300	300
6.637% due 04/17/2033 •		2,500	2,500
Avis Budget Rental Car Funding AESOP LLC 2.360% due 03/20/2026		2,200	2,148
Bain Capital Euro CLO DAC 4.710% due 01/20/2032 •	EUR	1,159	1,239
Bank of America Auto Trust 5.830% due 05/15/2026		$1,025	1,026
BDS Ltd. 7.463% due 08/19/2038 •		2,900	2,917
Birch Grove CLO Ltd. 6.721% due 06/15/2031 •		1,059	1,063
BlueMountain CLO Ltd. 6.515% due 10/25/2030 •		1,000	1,000
BMW Canada Auto Trust 5.430% due 01/20/2026	CAD	1,302	961
BMW Vehicle Lease Trust
5.950% due 08/25/2025		$909	910
5.990% due 09/25/2026		1,400	1,412
Capital One Prime Auto Receivables Trust 3.740% due 09/15/2025		547	546
CARDS Trust 6.179% due 07/15/2028 •		1,000	1,003
Carlyle U.S. CLO Ltd. 6.478% due 10/15/2031 •		1,000	1,000
CarMax Auto Owner Trust
5.720% due 11/16/2026		3,269	3,271
5.939% due 03/15/2027 •		3,000	3,006
6.119% due 12/15/2026 •		1,600	1,606
6.169% due 06/15/2026 •		1,841	1,845
6.219% due 12/15/2025 •		755	756
Carvana Auto Receivables Trust
0.800% due 01/10/2027		300	286
4.420% due 12/10/2025		103	103
CBAM Ltd. 6.699% due 10/20/2029 •		1,681	1,683
Chesapeake Funding LLC
0.870% due 08/15/2032		21	21
6.569% due 05/15/2035 •		2,242	2,251
CIFC Funding Ltd. 6.530% due 10/24/2030 •		2,133	2,131
Citibank Credit Card Issuance Trust 6.063% due 04/22/2026 •		4,500	4,502
Citizens Auto Receivables Trust
5.919% due 10/15/2026 •		4,500	4,505
6.090% due 10/15/2026		1,635	1,638
CNH Equipment Trust 5.900% due 02/16/2027		1,900	1,905
Commonbond Student Loan Trust 2.550% due 05/25/2041		35	33
Countrywide Asset-Backed Certificates Trust
6.944% due 10/25/2034 •		330	326
CQS U.S. CLO Ltd. 7.168% due 07/20/2031 •		2,093	2,101
Credit Suisse First Boston Mortgage Securities Corp. 4.587% due 08/25/2032 •		2	2
Crestline Denali CLO Ltd. 6.717% due 10/23/2031 •		2,310	2,310
Daimler Trucks Retail Trust 6.030% due 09/15/2025		1,489	1,491
Dell Equipment Finance Trust
5.840% due 01/22/2029		1,438	1,439
6.100% due 04/23/2029		2,000	2,007
DLLAA LLC 5.930% due 07/20/2026		463	464
DLLST LLC 5.330% due 01/20/2026		1,200	1,198
Dryden Senior Loan Fund
6.475% due 07/15/2030 •		500	502
6.479% due 10/19/2029 •		1,000	1,000
ECMC Group Student Loan Trust
6.185% due 02/27/2068 •		310	306
6.435% due 07/25/2069 •		269	268
Edsouth Indenture LLC 6.165% due 04/25/2039 •		13	13
EFS Volunteer LLC 6.473% due 10/25/2035 •		11	11
Elevation CLO Ltd. 6.808% due 10/15/2029 •		506	507
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		557	483
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		939	929
5.760% due 10/22/2029		1,385	1,388
6.400% due 03/20/2030		2,000	2,032

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

Exeter Automobile Receivables Trust 5.600% due 08/17/2026		917	917
Fifth Third Auto Trust 5.800% due 11/16/2026		993	994
Finance America Mortgage Loan Trust 6.269% due 08/25/2034 •		145	136
FirstKey Homes Trust 1.266% due 10/19/2037		1,810	1,694
Ford Auto Securitization Trust
1.162% due 10/15/2025	CAD	313	229
5.889% due 05/15/2026		2,641	1,968
Ford Credit Auto Lease Trust
5.819% due 07/15/2026 •		$5,000	5,006
5.909% due 02/15/2026 •		3,300	3,305
5.969% due 06/15/2025 •		255	255
Ford Credit Auto Owner Trust
5.839% due 04/15/2025 •		62	62
6.039% due 03/15/2026 •		2,204	2,206
6.079% due 08/15/2025 •		219	219
Fremont Home Loan Trust 6.179% due 01/25/2035 •		89	86
Gallatin CLO Ltd. 6.666% due 07/15/2031 •		860	859
GM Financial Consumer Automobile Receivables Trust
5.740% due 09/16/2026		1,001	1,002
5.849% due 11/16/2026 •		1,100	1,102
5.919% due 09/16/2025 •		740	740
6.069% due 05/18/2026 •		1,872	1,875
GMF Canada Leasing Trust Asset-Backed Notes 5.458% due 04/21/2025	CAD	246	183
GMF Floorplan Owner Revolving Trust 2.900% due 04/15/2026		$3,000	2,997
GoldenTree Loan Management U.S. CLO Ltd.
6.477% due 04/24/2031 •		1,000	1,000
6.489% due 11/20/2030 •		361	361
Greystone Commercial Real Estate Notes Ltd. 6.620% due 09/15/2037 •		71	71
HERA Commercial Mortgage Ltd. 6.491% due 02/18/2038 •		148	146
Hertz Vehicle Financing LLC
5.490% due 06/25/2027		2,100	2,105
Honda Auto Receivables Owner Trust 5.410% due 04/15/2026		841	841
Hyundai Auto Lease Securitization Trust
5.919% due 03/16/2026 •		1,701	1,704
6.019% due 01/15/2025 •		114	114
Hyundai Auto Receivables Trust
0.000% due 04/15/2027 •		1,500	1,501
5.770% due 05/15/2026		877	878
5.800% due 01/15/2027		800	802
6.069% due 12/15/2025 •		1,754	1,756
KKR CLO Ltd.
6.500% due 07/18/2030 •		1,211	1,214
6.526% due 07/15/2030 •		697	699
Kubota Credit Owner Trust 5.400% due 02/17/2026		2,974	2,972
LAD Auto Receivables Trust
5.930% due 06/15/2027		754	754
6.090% due 06/15/2026		435	435
6.210% due 10/15/2026		2,216	2,219
LCM Loan Income Fund Ltd. 6.609% due 04/20/2031 •		2,080	2,079
LCM LP 6.441% due 07/19/2027 •		15	15
LCM Ltd.
6.659% due 04/20/2031 •		1,900	1,899
6.739% due 10/20/2028 •		327	328
LL ABS Trust 1.070% due 05/15/2029		4	4
LoanCore Issuer Ltd. 6.740% due 07/15/2036 •		1,314	1,308
Long Beach Mortgage Loan Trust 6.419% due 04/25/2035 •		272	268
M&T Equipment Notes 6.090% due 07/15/2030		1,160	1,161
M360 Ltd. 6.943% due 11/22/2038 •		341	335
Madison Park Funding Ltd. 0.000% due 07/29/2030 ~		1,885	1,886
Magnetite Ltd. 6.449% due 11/15/2028 •		227	227
Man GLG Euro CLO DAC 4.622% due 10/15/2030 •	EUR	126	136
Marathon CLO Ltd. 6.698% due 01/20/2033 •		$2,000	2,004

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

Master Credit Card Trust
6.069% due 01/21/2028 •		4,000	4,006
6.169% due 01/21/2027 •		4,400	4,422
MASTR Asset-Backed Securities Trust
5.544% due 11/25/2036 •		2	1
6.144% due 09/25/2034 •		122	112
MBarc Credit Canada, Inc. 5.445% due 10/15/2025	CAD	1,667	1,231
Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026		$958	957
5.260% due 10/15/2025		336	336
MF1 Multifamily Housing Mortgage Loan Trust 6.290% due 07/15/2036 •		430	428
MidOcean Credit CLO
6.611% due 01/29/2030 •		463	463
6.631% due 02/20/2031 •		732	733
MMAF Equipment Finance LLC
5.200% due 09/13/2027		2,000	1,996
5.570% due 09/09/2025		184	184
5.790% due 11/13/2026		959	961
Morgan Stanley ABS Capital, Inc. Trust 6.344% due 05/25/2034 •		252	249
Mountain View CLO LLC 6.666% due 10/16/2029 •		265	265
Navient Private Education Loan Trust 6.340% due 11/15/2068 •		275	274
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		195	176
1.310% due 01/15/2069		509	470
1.690% due 05/15/2069		1,556	1,416
6.440% due 04/15/2069 •		1,126	1,122
Navient Student Loan Trust 7.019% due 03/15/2072 •		966	975
Nelnet Student Loan Trust
5.884% due 09/27/2066 •		309	309
6.135% due 09/27/2038 •		900	895
6.244% due 08/25/2067 •		487	484
6.335% due 06/27/2067 •		205	204
Neuberger Berman CLO Ltd. 6.611% due 01/28/2030 •		290	291
Nissan Auto Lease Trust 5.100% due 03/17/2025		2,011	2,010
Nissan Auto Receivables Owner Trust 5.879% due 05/15/2026 •		1,800	1,804
Northstar Education Finance, Inc. 6.135% due 12/26/2031 •		2	2
NovaStar Mortgage Funding Trust 3.332% due 01/25/2036 •		79	77
Octagon Investment Partners Ltd. 6.483% due 10/20/2030 •		1,000	1,000
Oscar U.S. Funding LLC 5.480% due 02/10/2027		1,000	999
OSD CLO Ltd. 6.448% due 04/17/2031 •		492	493
OZLM Ltd. 6.558% due 10/17/2029 •		1,019	1,021
Palmer Square European Loan Funding DAC 4.722% due 04/15/2031 •	EUR	767	819
PFP Ltd. 7.600% due 08/19/2035 •		$1,600	1,606
PFS Financing Corp. 6.469% due 08/15/2027 •		2,900	2,919
PRET LLC
2.487% due 07/25/2051 þ		730	714
5.240% due 09/27/2060 þ		87	86
Ready Capital Mortgage Financing LLC 7.703% due 10/25/2039 •		550	552
Renaissance Home Equity Loan Trust
4.304% due 08/25/2033 •		2	2
6.164% due 11/25/2034 •		3	3
SBA Tower Trust 3.869% due 10/15/2049 þ		1,000	988
SBNA Auto Lease Trust 6.270% due 04/20/2026		1,000	1,005
SFS Auto Receivables Securitization Trust 5.589% due 01/21/2025		918	918
SLC Student Loan Trust 5.681% due 05/15/2029 •		154	154
SLM Student Loan Trust 5.885% due 06/25/2043 •		436	430
SMB Private Education Loan Trust
1.340% due 03/17/2053		239	215
1.600% due 09/15/2054		283	258
6.294% due 09/15/2054 •		1,118	1,115
6.869% due 11/15/2052 •		901	910
6.890% due 02/17/2032 •		15	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

7.169% due 05/16/2050 •	716	724
SoFi Consumer Loan Program Trust
5.810% due 05/15/2031	185	184
6.210% due 04/15/2031	91	91
Stonepeak ABS 2.301% due 02/28/2033	146	136
Symphony Static CLO Ltd. 6.416% due 10/25/2029 •	813	813
Tesla Auto Lease Trust
5.860% due 08/20/2025	1,355	1,357
6.020% due 09/22/2025	1,719	1,724
Towd Point Asset Trust 6.143% due 11/20/2061 •	384	381
Towd Point Mortgage Trust 5.848% due 01/25/2064 ~	490	490
Toyota Lease Owner Trust 5.870% due 04/20/2026 •	2,315	2,318
Trillium Credit Card Trust
6.086% due 12/26/2028 •	5,500	5,503
6.187% due 08/26/2028 •	6,000	6,027
Trinitas CLO Ltd. 6.693% due 04/25/2033 •	1,000	1,004
USAA Auto Owner Trust 5.830% due 07/15/2026	1,100	1,101
Venture CLO Ltd.
6.456% due 04/15/2027 •	254	254
6.559% due 09/07/2030 •	2,009	2,008
6.569% due 07/20/2030 •	1,913	1,914
6.629% due 07/20/2030 •	2,878	2,883
6.679% due 01/20/2029 •	309	309
6.709% due 04/20/2032 •	2,500	2,504
Verizon Master Trust 5.969% due 12/20/2028 •	4,000	4,017
VMC Finance LLC 6.541% due 06/16/2036 •	396	394
Volkswagen Auto Lease Trust 5.890% due 01/20/2026 •	1,731	1,733
Volkswagen Auto Loan Enhanced Trust 5.500% due 12/21/2026	2,174	2,174
Wind River CLO Ltd. 6.656% due 07/15/2031 •	2,500	2,499
World Omni Auto Receivables Trust
3.730% due 03/16/2026	542	540
5.250% due 11/16/2026	792	791
5.570% due 12/15/2026	940	940

Total Asset-Backed Securities (Cost $219,931)		219,698

SHORT-TERM INSTRUMENTS 5.5%
COMMERCIAL PAPER 5.2%
Alimentation Couche-Tard, Inc. 5.540% due 04/12/2024	6,000	5,986
American Electric Power Co., Inc. 5.560% due 04/22/2024	6,000	5,977
Dominion Energy, Inc. 5.600% due 04/23/2024	6,000	5,976
Enbridge U.S., Inc. 5.530% due 04/15/2024	300	299
Keurig Dr Pepper, Inc. 5.550% due 04/22/2024	3,600	3,586
Penske Truck Leasing Co. LP 5.550% due 05/17/2024	3,000	2,977
VW Credit, Inc. 5.550% due 04/18/2024	6,000	5,981

		30,782

REPURCHASE AGREEMENTS (d) 0.0%		242

SHORT-TERM NOTES 0.3%
Huntington Auto Trust 5.625% due 02/18/2025	1,875	1,875

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $32,918)		32,899

Total Investments in Securities (Cost $602,351)		599,386

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short Asset Portfolio	11,696	114
PIMCO Short-Term Floating NAV Portfolio III	15,358	149

Total Short-Term Instruments (Cost $265)		263

Total Investments in Affiliates (Cost $265)		263

Total Investments 100.6% (Cost $602,616)		$599,649
Financial Derivative Instruments (f)(g) 0.1%(Cost or Premiums, net $0)		304
Other Assets and Liabilities, net (0.7)%		(3,922)

Net Assets 100.0%		$596,031

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	RESTRICTED SECURITIES:

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$242	U.S. Treasury Notes 5.000% due 09/30/2025	$(247)	$242	$242

Total Repurchase Agreements	$(247)	$242	$242

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JPS	5.430%	03/28/2024	04/01/2024	$(478)	$(478)

Total Reverse Repurchase Agreements	$(478)

(e)	Securities with an aggregate market value of $478 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(538) at a weighted average interest rate of 5.384%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2024	272	$29,108	$12	$0	$(32)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2026	81	$(19,516)	$64	$4	$0
U.S. Treasury 2-Year Note June Futures	06/2024	591	(120,850)	269	120	0
U.S. Treasury 10-Year Note June Futures	06/2024	23	(2,548)	(18)	2	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	11	(1,261)	(12)	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	4	(516)	(15)	0	(2)

$288	$126	$(2)

Total Futures Contracts	$300	$126	$(34)

Cash of $1,048 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2024	AUD	1,883	$1,235	$8	$0
04/2024	$132	AUD	201	0	(1)
05/2024	AUD	201	$132	1	0
BOA	04/2024	EUR	2,711	2,936	11	0
04/2024	$185	AUD	282	0	(1)
05/2024	AUD	282	$185	1	0
BPS	04/2024	940	613	1	0
04/2024	GBP	4,609	5,851	34	0
BRC	05/2024	4,609	5,828	10	0
05/2024	$618	CAD	840	2	0
CBK	04/2024	AUD	195	$127	0	0
04/2024	ILS	301	83	1	0
04/2024	$3,054	CAD	4,148	8	0
DUB	05/2024	EUR	2,711	$2,940	11	0
JPM	04/2024	CAD	11,180	8,286	32	0
MBC	04/2024	AUD	4,729	3,075	0	(6)
04/2024	$5,186	CAD	7,034	6	0
05/2024	CAD	7,031	$5,187	0	(6)
TOR	04/2024	AUD	15,311	10,035	58	0
05/2024	241	157	0	0
UAG	04/2024	$14,598	AUD	22,334	0	(44)
05/2024	AUD	22,334	$14,610	44	0

Total Forward Foreign Currency Contracts	$228	$(58)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.900%	09/09/2024	$54,600	$49	$58

Total Purchased Options	$49	$58

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.342%	09/09/2024	$54,600	$(49)	$(16)

Total Written Options	$(49)	$(16)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$186,158	$0	$186,158
Industrials	0	45,875	0	45,875
Utilities	0	22,527	0	22,527
Municipal Bonds & Notes
Louisiana	0	298	0	298
U.S. Government Agencies	0	36,396	0	36,396
U.S. Treasury Obligations	0	3,583	0	3,583
Non-Agency Mortgage-Backed Securities	0	51,915	37	51,952
Asset-Backed Securities	0	219,698	0	219,698
Short-Term Instruments
Commercial Paper	0	30,782	0	30,782
Repurchase Agreements	0	242	0	242
Short-Term Notes	0	1,875	0	1,875

$0	$599,349	$37	$599,386
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$263	$0	$0	$263

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Investments	$263	$599,349	$37	$599,649

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	126	0	126
Over the counter	0	286	0	286

	$0	$412	$0	$412
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(34)	0	(34)
Over the counter	0	(74)	0	(74)

	$0	$(108)	$0	$(108)

Total Financial Derivative Instruments	$0	$304	$0	$304

Totals	$263	$599,653	$37	$599,953

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$112	$2	$(1)	$0	$1	$114	$2	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$48	$5,101	$(5,000)	$0	$0	$149	$1	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	JPS	J.P. Morgan Securities LLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	TOR	The Toronto-Dominion Bank
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
CBK	Citibank N.A.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	ILS	Israeli Shekel
CAD	Canadian Dollar	GBP	British Pound	USD	United States Dollar
CNH	Chinese Renminbi (Offshore)

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index	TSFR3M	Term SOFR 3-Month
SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate

Schedule of Investments PIMCO Total Return Portfolio	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	$8,440	$7,493
Cotiviti, Inc. TBD% due 02/21/2031	3,600	3,595

Total Loan Participations and Assignments (Cost $12,013)		11,088

CORPORATE BONDS & NOTES 34.8%
BANKING & FINANCE 19.5%

Alexandria Real Estate Equities, Inc. 4.500% due 07/30/2029	4,500	4,354
Ally Financial, Inc. 6.848% due 01/03/2030 •	8,000	8,240
American Assets Trust LP 3.375% due 02/01/2031	2,800	2,285
American Express Co. 5.098% due 02/16/2028 •	2,000	1,998
American Honda Finance Corp. 6.057% (SOFRINDX + 0.700%) due 11/22/2024 ~	6,500	6,519
American Tower Corp.
2.750% due 01/15/2027	13,400	12,554
3.375% due 05/15/2024	2,500	2,493
Athene Global Funding 5.684% due 02/23/2026	9,000	9,038
Aviation Capital Group LLC 4.125% due 08/01/2025	14,600	14,223
Banco Santander SA
5.552% due 03/14/2028 •	8,200	8,204
6.527% due 11/07/2027 •	4,400	4,514
Bank of America Corp.
1.197% due 10/24/2026 •	5,700	5,337
3.384% due 04/02/2026 •	1,900	1,859
3.824% due 01/20/2028 •	9,200	8,863
4.376% due 04/27/2028 •	5,250	5,127
4.948% due 07/22/2028 •	3,849	3,821
5.819% due 09/15/2029 •	9,500	9,744
Bank of New York Mellon Corp. 4.975% due 03/14/2030 •	9,200	9,212
Barclays PLC
3.650% due 03/16/2025	500	491
6.852% (SOFRRATE + 1.490%) due 03/12/2028 ~	3,700	3,724
7.437% due 11/02/2033 •	4,000	4,447
BGC Group, Inc. 8.000% due 05/25/2028	5,000	5,316
Blue Owl Finance LLC 3.125% due 06/10/2031	8,100	6,787
BNP Paribas SA
2.871% due 04/19/2032 •	17,000	14,420
5.497% due 05/20/2030 •	8,400	8,422
BPCE SA 6.612% due 10/19/2027 •	8,800	8,990
CaixaBank SA 5.673% due 03/15/2030 •	7,000	7,000
Cape Lookout Re Ltd. 14.952% (T-BILL 3MO + 9.590%) due 03/28/2029 ~	4,900	4,852
Capital One Financial Corp.
2.636% due 03/03/2026 •	200	194
4.985% due 07/24/2026 •	7,500	7,454
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,900	4,540
Citigroup, Inc. 2.572% due 06/03/2031 •	3,905	3,338
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •	8,000	7,369
5.447% due 03/05/2030 •	9,200	9,245
Credit Agricole SA 1.907% due 06/16/2026 •	11,300	10,807
Credit Suisse AG AT1 Claim	12,700	1,460

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Crown Castle, Inc. 2.100% due 04/01/2031		6,200	5,021
CubeSmart LP 2.250% due 12/15/2028		8,200	7,200
Danske Bank AS
4.298% due 04/01/2028 •		14,000	13,515
5.427% due 03/01/2028 •		4,500	4,511
Deutsche Bank AG
3.547% due 09/18/2031 •		5,000	4,406
3.961% due 11/26/2025 •		25,200	24,860
5.706% due 02/08/2028 •		600	599
DOC DR LLC 4.300% due 03/15/2027		1,550	1,515
EPR Properties 3.750% due 08/15/2029		4,300	3,802
Federal Realty OP LP 3.500% due 06/01/2030		6,800	6,148
Ford Motor Credit Co. LLC
3.250% due 09/15/2025	EUR	4,900	5,230
3.375% due 11/13/2025		$6,600	6,353
4.535% due 03/06/2025	GBP	1,600	2,000
GA Global Funding Trust 1.950% due 09/15/2028		$15,400	13,180
General Motors Financial Co., Inc. 6.703% (SOFRINDX + 1.350%) due 05/08/2027 ~		9,200	9,248
GLP Capital LP
5.250% due 06/01/2025		3,200	3,182
5.750% due 06/01/2028		7,900	7,912
Goldman Sachs Bank USA 6.133% (SOFRRATE + 0.770%) due 03/18/2027 ~		7,700	7,700
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		6,000	5,928
3.750% due 05/22/2025		10,897	10,697
6.739% (TSFR3M + 1.432%) due 05/15/2026 ~		8,400	8,476
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		14,000	12,861
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	10,403
GSPA Monetization Trust 6.422% due 10/09/2029		4,541	4,368
Highwoods Realty LP 4.125% due 03/15/2028		3,600	3,369
HSBC Holdings PLC
5.546% due 03/04/2030 •		4,500	4,528
6.254% due 03/09/2034 •(k)		4,600	4,850
7.390% due 11/03/2028 •		7,200	7,663
ING Groep NV
3.950% due 03/29/2027		1,000	967
4.625% due 01/06/2026		3,700	3,661
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	15,764
2.182% due 06/01/2028 •		16,000	14,641
5.299% due 07/24/2029 •		9,200	9,272
6.070% due 10/22/2027 •		8,200	8,369
Kilroy Realty LP 3.050% due 02/15/2030		2,200	1,874
LeasePlan Corp. NV 2.875% due 10/24/2024		8,200	8,067
Lloyds Bank PLC 0.000% due 04/02/2032 þ		15,000	9,762
Lloyds Banking Group PLC 5.985% due 08/07/2027 •		3,700	3,736
MassMutual Global Funding 5.050% due 12/07/2027		7,900	7,914
Mid-America Apartments LP 2.750% due 03/15/2030		3,000	2,656
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		1,900	1,808
1.640% due 10/13/2027 •		11,600	10,622
6.295% (SOFRRATE + 0.940%) due 02/20/2026 ~		7,400	7,418
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,423
2.226% due 05/25/2026 •		12,600	12,151
Morgan Stanley
2.720% due 07/22/2025 •		5,000	4,950
5.449% due 07/20/2029 •		9,200	9,284
Morgan Stanley Bank NA
5.882% due 10/30/2026		5,700	5,811
6.427% (SOFRRATE + 1.080%) due 01/14/2028 ~		9,300	9,421
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		15,000	14,450
Nationwide Building Society
3.960% due 07/18/2030 •		3,700	3,427
6.557% due 10/18/2027 •		8,800	9,031
NatWest Group PLC
3.073% due 05/22/2028 •		2,600	2,427

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

5.778% due 03/01/2035 •		8,500	8,623
New York Life Global Funding 5.929% due 01/16/2026 •		7,300	7,323
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		17,000	15,388
Nomura Holdings, Inc.
2.172% due 07/14/2028		500	440
2.679% due 07/16/2030		9,400	8,061
5.842% due 01/18/2028		4,400	4,483
6.181% due 01/18/2033		4,800	5,092
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		12,000	10,251
Realty Income Corp.
3.250% due 06/15/2029		900	830
4.625% due 11/01/2025		4,100	4,062
Royal Bank of Canada 4.875% due 01/19/2027		7,200	7,187
Sanders Re Ltd. 17.122% (T-BILL 3MO + 11.760%) due 04/09/2029 ~		10,000	8,983
Santander Holdings USA, Inc. 3.450% due 06/02/2025		8,500	8,264
Scentre Group Trust 3.625% due 01/28/2026		15,900	15,425
Societe Generale SA 6.447% due 01/12/2027 •		6,100	6,159
Society of Lloyd's 4.750% due 10/30/2024	GBP	1,700	2,133
Standard Chartered PLC
1.822% due 11/23/2025 •		$16,000	15,568
3.785% due 05/21/2025 •		11,000	10,961
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		2,500	2,381
1.902% due 09/17/2028		17,000	14,906
5.464% due 01/13/2026		3,200	3,212
Sun Communities Operating LP 4.200% due 04/15/2032		16,000	14,388
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «(e)		2,300	2,173
Toronto-Dominion Bank 2.800% due 03/10/2027		8,000	7,534
Toyota Motor Credit Corp. 5.850% due 08/22/2024 •		6,800	6,810
UBS AG 5.125% due 05/15/2024 (h)		1,700	1,697
UBS Group AG
2.593% due 09/11/2025 •		15,200	14,985
4.125% due 04/15/2026		10,300	10,030
5.711% due 01/12/2027 •		4,100	4,114
6.442% due 08/11/2028 •		17,900	18,436
6.537% due 08/12/2033 •		7,500	7,912
7.000% due 02/19/2025 •(g)(h)		300	300
UniCredit SpA 2.569% due 09/22/2026 •		9,300	8,861
Ventas Realty LP 3.250% due 10/15/2026		4,100	3,883
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	5,200	5,122
4.808% due 07/25/2028 •		$7,100	6,998
6.303% due 10/23/2029 •		11,000	11,461
Wells Fargo Bank NA 6.431% (SOFRRATE + 1.070%) due 12/11/2026 ~		9,100	9,236
Welltower OP LLC 3.100% due 01/15/2030		7,000	6,298

			905,642

INDUSTRIALS 10.4%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		11,072	10,815
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		9,700	9,650
Amdocs Ltd. 2.538% due 06/15/2030		6,900	5,913
American Airlines Pass-Through Trust
3.000% due 04/15/2030		5,512	5,029
3.250% due 04/15/2030		2,826	2,556
3.500% due 08/15/2033		5,403	4,710
American Airlines, Inc. 5.500% due 04/20/2026		5,850	5,814
American Medical Systems Europe BV 3.375% due 03/08/2029	EUR	6,300	6,828
Amgen, Inc. 5.250% due 03/02/2030		$7,300	7,414
Bacardi Ltd. 4.450% due 05/15/2025		12,600	12,429

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

BAE Systems PLC 1.900% due 02/15/2031	5,300	4,315
Bayer U.S. Finance LLC
4.250% due 12/15/2025	4,700	4,584
6.250% due 01/21/2029	5,898	6,004
6.375% due 11/21/2030	3,500	3,581
Boeing Co. 2.750% due 02/01/2026	15,500	14,702
Bristol-Myers Squibb Co.
4.900% due 02/22/2027	5,700	5,714
4.900% due 02/22/2029	3,400	3,417
Broadcom, Inc.
2.600% due 02/15/2033	16,900	13,731
3.137% due 11/15/2035	13,663	11,043
3.187% due 11/15/2036	700	557
3.469% due 04/15/2034	3,597	3,084
Centene Corp. 3.000% due 10/15/2030	1,800	1,545
Cheniere Energy Partners LP 3.250% due 01/31/2032	4,100	3,496
Cigna Group 5.000% due 05/15/2029	7,500	7,514
CVS Health Corp. 5.000% due 01/30/2029	6,500	6,521
Daimler Truck Finance North America LLC 5.000% due 01/15/2027	3,700	3,691
Dell International LLC 5.850% due 07/15/2025	15,150	15,230
Duke University 2.682% due 10/01/2044	18,900	13,973
Emory University 2.143% due 09/01/2030	12,700	10,979
Enbridge, Inc. 5.900% due 11/15/2026	2,900	2,955
Energy Transfer LP 6.050% due 12/01/2026	4,400	4,490
Entergy Louisiana LLC 2.350% due 06/15/2032	15,500	12,669
Expedia Group, Inc. 3.250% due 02/15/2030	11,700	10,536
General Electric Co. 5.914% (TSFR3M + 0.642%) due 05/05/2026 ~	3,771	3,784
Global Payments, Inc. 1.200% due 03/01/2026	16,000	14,806
Gray Oak Pipeline LLC 3.450% due 10/15/2027	13,300	12,499
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	2,500	2,543
6.510% due 02/23/2042	4,900	5,096
HCA, Inc.
5.200% due 06/01/2028	1,500	1,505
5.450% due 04/01/2031	2,300	2,313
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	17,000	14,851
Hyundai Capital America
2.100% due 09/15/2028	14,200	12,457
5.300% due 01/08/2029	5,500	5,510
5.875% due 04/07/2025	14,000	14,031
6.500% due 01/16/2029	2,400	2,519
Imperial Brands Finance PLC 3.125% due 07/26/2024	16,000	15,862
International Flavors & Fragrances, Inc. 1.832% due 10/15/2027	4,900	4,347
Melco Resorts Finance Ltd. 4.875% due 06/06/2025	1,400	1,367
MPLX LP 4.000% due 03/15/2028	6,900	6,646
National Football League 5.480% due 10/05/2028 «(i)	2,400	2,400
Nissan Motor Co. Ltd. 4.810% due 09/17/2030	16,600	15,512
NXP BV 3.875% due 06/18/2026	12,100	11,749
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050	3,000	1,875
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/29/2024 (e)(g)	5,001	275
Oracle Corp.
4.500% due 05/06/2028	4,900	4,829
4.650% due 05/06/2030	4,900	4,807
Paramount Global 3.700% due 06/01/2028	1,200	1,064
Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030	3,300	3,270
4.750% due 05/19/2033	1,700	1,675

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Pioneer Natural Resources Co. 5.100% due 03/29/2026	4,600	4,596
Royalty Pharma PLC 1.200% due 09/02/2025	3,000	2,825
RTX Corp. 5.750% due 11/08/2026	6,400	6,500
Sprint Spectrum Co. LLC
4.738% due 09/20/2029	3,450	3,432
5.152% due 09/20/2029	8,560	8,542
Sutter Health 3.161% due 08/15/2040	13,100	10,240
T-Mobile USA, Inc. 4.850% due 01/15/2029	5,475	5,437
United Airlines Pass-Through Trust
3.100% due 01/07/2030	657	603
5.800% due 07/15/2037	9,100	9,288
Venture Global LNG, Inc. 9.875% due 02/01/2032	4,500	4,853
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026	9,700	9,236
4.750% due 11/13/2028	16,100	15,878

		484,511

UTILITIES 4.9%
AES Corp. 3.950% due 07/15/2030	6,400	5,838
Alliant Energy Finance LLC 5.950% due 03/30/2029	4,400	4,535
AT&T, Inc. 4.500% due 05/15/2035	15,550	14,531
Avangrid, Inc. 3.150% due 12/01/2024	8,000	7,865
Columbia Pipelines Operating Co. LLC 5.927% due 08/15/2030	3,100	3,182
DTE Energy Co. 5.100% due 03/01/2029	4,600	4,584
Duke Energy Progress LLC 2.000% due 08/15/2031	12,000	9,800
EDP Finance BV 1.710% due 01/24/2028	13,300	11,741
Electricite de France SA 6.250% due 05/23/2033	5,200	5,452
Enel Finance International NV 2.250% due 07/12/2031	17,000	13,773
Eversource Energy 5.950% due 02/01/2029	6,700	6,917
FORESEA Holding SA 7.500% due 06/15/2030	1,966	1,850
Georgia Power Co. 5.004% due 02/23/2027	4,000	4,007
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,100	1,025
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,100	2,021
National Grid PLC
5.602% due 06/12/2028	3,300	3,363
5.809% due 06/12/2033	3,500	3,578
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	19,000	16,187
ONEOK, Inc. 6.625% due 09/01/2053	8,400	9,264
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,790	2,322
2.950% due 03/01/2026	1,900	1,815
3.150% due 01/01/2026	2,400	2,309
3.300% due 03/15/2027	3,100	2,938
3.300% due 12/01/2027	200	186
3.300% due 08/01/2040	4,300	3,160
3.400% due 08/15/2024	5,800	5,737
3.500% due 06/15/2025	3,300	3,216
4.200% due 03/01/2029	11,000	10,448
4.250% due 03/15/2046	1,500	1,177
4.550% due 07/01/2030	8,700	8,274
4.650% due 08/01/2028	2,000	1,935
4.750% due 02/15/2044	1,900	1,605
5.450% due 06/15/2027	3,100	3,111
6.400% due 06/15/2033	3,900	4,111
PacifiCorp 5.450% due 02/15/2034	9,300	9,335
Pennsylvania Electric Co. 3.250% due 03/15/2028	1,700	1,575
Southern California Edison Co. 5.150% due 06/01/2029	9,200	9,241
Southern California Gas Co. 2.950% due 04/15/2027	11,300	10,666

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Southwestern Electric Power Co. 4.100% due 09/15/2028	1,361	1,307
Virginia Power Fuel Securitization LLC 4.877% due 05/01/2033	9,200	9,168
WEC Energy Group, Inc. 1.375% due 10/15/2027	4,525	3,989

		227,138

Total Corporate Bonds & Notes (Cost $1,704,118)		1,617,291

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.1%
University of California Revenue Notes, Series 2020 0.883% due 05/15/2025	6,200	5,927

ILLINOIS 0.1%
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,458
3.007% due 01/01/2033	2,000	1,733

		6,191

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034	6,900	6,977

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	2,500	2,407

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	2,500	2,107
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	6,900	6,966

		9,073

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.151% due 06/01/2032	7,095	5,877

Total Municipal Bonds & Notes (Cost $39,095)		36,452

U.S. GOVERNMENT AGENCIES 62.3%
Fannie Mae
0.089% due 08/25/2055 ~(a)	4,034	168
2.242% due 01/25/2031 ~(a)	15,054	1,133
4.570% due 10/01/2032 •	37	37
4.752% due 11/01/2035 •	6	5
5.000% due 04/25/2033	144	141
5.116% due 12/01/2036 •	17	17
5.496% due 12/25/2036 •	58	56
5.685% due 05/25/2037 •	11	11
5.691% due 09/01/2034 •	14	14
5.692% due 07/25/2037 •	168	164
5.718% due 08/01/2035 •	98	98
5.750% due 05/25/2035 ~	25	26
5.758% due 06/25/2055 •	888	873
5.780% due 05/01/2038 •	2,304	2,369
5.785% due 03/25/2044 •	155	155
5.845% due 09/25/2035 •	115	114
5.935% due 02/25/2042 •	3,757	3,710
6.090% due 09/01/2035 •	10	10
6.280% due 06/01/2043 •	184	184
6.281% due 07/01/2044 •	33	32
6.293% due 09/01/2039 •	8	8
7.000% due 06/01/2032	32	32
7.075% due 04/01/2035 •	153	153
Freddie Mac
3.500% due 03/01/2048	1,624	1,483
4.000% due 04/01/2029 - 01/01/2041	689	657
4.500% due 03/01/2029 - 04/01/2029	390	385
5.500% due 10/01/2034 - 07/01/2038	618	631
5.623% due 10/15/2043 •	4,574	4,462
5.644% due 10/15/2040 •	3,166	3,144
5.645% due 08/15/2040 •	3,336	3,338
5.933% due 09/15/2030 •	1	1
6.000% due 02/01/2033 - 05/01/2040	1,109	1,150
6.153% due 05/15/2037 •	197	197
6.289% due 02/25/2045 •	54	52

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

6.500% due 04/15/2029 - 10/01/2037	8	8
7.500% due 07/15/2030 - 03/01/2032	17	17
Ginnie Mae
2.500% due 04/20/2052	11,745	10,007
3.000% due 03/15/2045 - 08/15/2045	1,226	1,090
3.625% due 02/20/2027 - 02/20/2032 •	36	36
3.750% due 10/20/2029 - 11/20/2029 •	12	12
3.875% (H15T1Y + 1.500%) due 04/20/2026 ~	3	3
4.000% due 07/20/2030 •	1	1
4.000% due 06/15/2049 - 03/15/2052	2,373	2,229
4.500% due 04/20/2048 - 05/20/2048	2,967	2,891
5.000% due 07/20/2049	446	445
5.283% due 06/20/2067 •	282	283
5.740% due 10/20/2043 •	3,456	3,271
5.769% due 01/20/2072 •	799	795
5.894% due 08/20/2066 •	14	14
6.000% due 12/15/2038 - 11/15/2039	7	7
6.044% due 07/20/2065 - 08/20/2065 •	11,917	11,856
6.199% due 03/20/2073 •	9,734	9,754
6.214% due 10/20/2066 •	4,815	4,830
6.244% due 06/20/2066 •	2,563	2,558
6.274% due 08/20/2066 •	8,205	8,188
6.289% due 12/20/2073 •	19,826	19,961
6.339% due 12/20/2072 •	6,151	6,209
6.444% due 01/20/2066 •	2,042	2,044
6.464% due 04/20/2067 •	6,013	6,053
6.600% due 09/20/2066 ~	10,198	10,433
Ginnie Mae, TBA
2.000% due 05/01/2054	15,900	13,045
4.000% due 04/01/2054	3,800	3,561
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	59,580	47,284
2.500% due 07/01/2039 - 03/01/2040	906	792
3.000% due 09/01/2027 - 08/01/2052	280,728	243,098
3.500% due 02/01/2025 - 04/01/2052	17,429	16,206
4.000% due 01/01/2026 - 04/01/2054	22,124	20,769
4.500% due 06/01/2024 - 05/01/2053	24,541	23,426
5.000% due 06/01/2025 - 07/01/2053	72,098	70,636
5.500% due 01/01/2025 - 11/01/2053	23,965	23,975
6.000% due 05/01/2033 - 01/01/2039	2,127	2,190
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2054	44,600	36,919
3.000% due 04/01/2054 - 05/01/2054	463,859	399,478
3.500% due 04/01/2054 - 05/01/2054	256,300	229,546
4.000% due 04/01/2054 - 05/01/2054	359,800	333,324
4.500% due 04/01/2054 - 05/01/2054	535,521	510,118
5.000% due 04/01/2054 - 05/01/2054	377,659	368,582
5.500% due 04/01/2054 - 05/01/2054	374,922	373,094
6.000% due 05/01/2054	55,700	56,201

Total U.S. Government Agencies (Cost $2,937,839)		2,900,249

U.S. TREASURY OBLIGATIONS 15.5%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	106,200	68,327
1.375% due 08/15/2050	14,500	7,662
1.875% due 02/15/2041	79,000	55,099
2.000% due 02/15/2050	18,100	11,342
2.250% due 05/15/2041 (o)	19,000	14,045
2.250% due 08/15/2049 (o)	4,600	3,069
2.500% due 02/15/2045	9,800	7,170
2.875% due 05/15/2049	32,700	24,885
3.000% due 05/15/2042 (o)	4,300	3,521
3.000% due 11/15/2044 (k)	155,300	124,416
3.000% due 05/15/2045	36,500	29,113
3.000% due 02/15/2049	5,800	4,524
3.125% due 11/15/2041 (m)	20,500	17,229
3.125% due 08/15/2044	35,700	29,250
3.250% due 05/15/2042	14,900	12,670
3.375% due 05/15/2044 (m)	16,300	13,915
3.625% due 02/15/2044 (o)	2,900	2,574
3.750% due 08/15/2041 (m)	27,700	25,508
4.375% due 08/15/2043 (k)	34,600	34,200
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (m)	2,388	2,329
0.125% due 07/15/2031 (m)	22,435	19,858
0.125% due 01/15/2032	25,252	22,072
0.125% due 02/15/2051	36,480	21,842
0.125% due 02/15/2052	2,548	1,502
0.250% due 01/15/2025 (m)	10,155	9,982
0.250% due 02/15/2050	13,194	8,343
0.625% due 07/15/2032 (m)	16,769	15,214
0.625% due 02/15/2043	1,744	1,341
0.750% due 02/15/2045	26,190	20,126
0.875% due 02/15/2047	2,555	1,973
1.000% due 02/15/2049	3,064	2,403

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

1.250% due 04/15/2028 (m)		84,814	82,412
1.375% due 02/15/2044		3,175	2,788
U.S. Treasury Notes
3.875% due 05/15/2043 (k)		10,000	9,232
U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)		15,100	6,528
0.000% due 08/15/2042 (a)		6,800	2,905

Total U.S. Treasury Obligations (Cost $918,851)			719,369

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%
Alba PLC 5.512% due 03/17/2039 •	GBP	5,728	7,039
American Home Mortgage Investment Trust 6.700% due 06/25/2036 þ		$11,432	1,718
Atrium Hotel Portfolio Trust 6.573% due 06/15/2035 •		4,500	4,480
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032		14,000	11,077
Banc of America Funding Trust
5.000% due 07/26/2036		19,510	3,216
5.157% due 05/25/2035 ~		105	96
6.000% due 03/25/2037		1,357	1,026
Banc of America Mortgage Trust 4.850% due 05/25/2033 «~		1	1
BCAP LLC Trust
4.527% due 03/26/2037 þ		135	131
5.864% due 05/25/2047 •		1,367	1,282
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~		3	2
4.692% due 11/25/2034 ~		563	532
4.742% due 07/25/2034 ~		184	167
4.860% due 01/25/2035 «~		42	38
5.014% due 04/25/2034 «~		175	149
5.125% due 01/25/2035 «~		74	59
5.711% due 01/25/2034 ~		84	80
6.500% due 04/25/2033 «~		13	13
7.660% due 02/25/2036 •		13	12
Bear Stearns ALT-A Trust
4.411% due 05/25/2036 ~		1,100	530
4.870% due 09/25/2035 ~		374	222
5.138% due 05/25/2035 ~		461	434
Bear Stearns Structured Products, Inc. Trust
4.198% due 12/26/2046 ~		500	389
5.115% due 01/26/2036 ~		594	449
Benchmark Mortgage Trust 3.458% due 03/15/2055		15,000	13,384
BIG Commercial Mortgage Trust 6.667% due 02/15/2039 •		14,379	14,221
CD Mortgage Trust 3.431% due 08/15/2050		5,900	5,540
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		3,514	3,439
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~		8,358	7,365
Chase Mortgage Finance Trust 4.788% due 01/25/2036 ~		738	660
Citigroup Mortgage Loan Trust
4.180% due 05/25/2035 ~		128	123
5.500% due 12/25/2035		1,796	948
6.236% due 09/25/2035 •		981	956
7.780% due 10/25/2035 •		38	37
Countrywide Alternative Loan Trust
5.633% due 09/20/2046 •		1,406	1,426
5.824% due 09/25/2046 •		5,740	5,316
5.844% due 05/25/2036 •		653	562
6.000% due 03/25/2035		7,922	6,268
6.000% due 02/25/2037		5,546	2,303
6.000% due 08/25/2037		4,722	2,912
6.444% due 08/25/2035 •		2,345	1,324
Countrywide Home Loan Mortgage Pass-Through Trust
4.706% due 11/25/2034 ~		329	297
5.077% due 02/20/2035 «~		58	56
7.884% due 02/20/2036 •		56	47
Cross Mortgage Trust 6.093% due 04/25/2069 þ		6,000	6,022
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		7,446	6,527
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.744% due 03/25/2037 •		2,240	1,965
5.944% due 02/25/2035 •		89	86
DOLP Trust 2.956% due 05/10/2041		20,100	16,905
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		315	305

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Eurosail PLC 5.492% due 03/13/2045 •	GBP	187	235
Extended Stay America Trust 6.519% due 07/15/2038 •		$3,200	3,202
First Horizon Alternative Mortgage Securities Trust 4.710% due 08/25/2035 ~		786	673
First Horizon Mortgage Pass-Through Trust 4.935% due 10/25/2035 ~		546	506
Ginnie Mae
6.119% due 01/20/2073 •		8,835	8,817
6.199% due 02/20/2073 •		9,937	9,957
6.219% due 01/20/2073 •		7,789	7,810
Great Hall Mortgages PLC 5.754% due 06/18/2039 •		513	511
GreenPoint Mortgage Funding Trust 5.804% due 09/25/2046 •		102	90
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		10,368	7,416
GS Mortgage Securities Trust
3.120% due 05/10/2050		1,702	1,689
3.602% due 10/10/2049 ~		3,037	2,655
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~		12,033	9,698
GS Mortgage-Backed Securities Trust 2.500% due 01/25/2052 ~		14,048	11,323
GSR Mortgage Loan Trust
4.437% due 11/25/2035 ~		103	90
5.063% due 09/25/2035 ~		432	403
HarborView Mortgage Loan Trust
4.236% due 07/19/2035 ~		515	379
4.644% due 12/19/2035 ~		1,429	770
5.881% due 05/19/2035 •		128	115
6.941% due 10/19/2035 •		1,370	912
Hilton USA Trust 2.828% due 11/05/2035		14,400	12,491
IndyMac INDX Mortgage Loan Trust
3.472% due 06/25/2036 ~		4,200	2,886
5.784% due 01/25/2037 •		1,207	1,070
JP Morgan Chase Commercial Mortgage Securities Trust
3.916% due 06/10/2042 ~		13,200	11,927
7.235% due 10/05/2040		6,800	7,114
JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		13,908	12,161
4.048% due 10/25/2036 ~		1,107	791
4.111% due 12/26/2037 ~		5,681	4,813
4.661% due 08/25/2034 «~		372	349
5.408% due 06/25/2035 «~		24	23
5.750% due 01/25/2036		316	144
5.990% due 07/25/2064 ~		1,900	1,907
JP Morgan Resecuritization Trust 5.036% due 05/26/2036 ~		9,011	6,466
Landmark Mortgage Securities PLC 5.621% due 04/17/2044 •	GBP	10,478	12,916
Manhattan West Mortgage Trust 2.130% due 09/10/2039		$16,100	14,313
MASTR Adjustable Rate Mortgages Trust
5.241% due 08/25/2034 ~		1,672	1,178
5.829% due 01/25/2047 «•		57	55
Merrill Lynch Mortgage Investors Trust 4.857% due 04/25/2035 ~		724	634
MFA Trust 1.479% due 03/25/2065 ~		2,638	2,476
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		221	219
3.557% due 12/15/2047		1,788	1,763
Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039		17,400	15,496
Morgan Stanley Mortgage Loan Trust 5.024% due 07/25/2035 ~		1,071	879
MortgageIT Mortgage Loan Trust 6.064% due 12/25/2035 •		580	564
New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		13,112	11,010
6.864% due 10/25/2063 þ		8,210	8,312
Nomura Resecuritization Trust 4.766% due 11/26/2036 •		12,324	10,087
OBX Trust
3.000% due 01/25/2052 ~		13,737	11,535
6.113% due 03/25/2063 þ		6,277	6,282
One New York Plaza Trust 6.390% due 01/15/2036 •		17,300	16,886
PRET LLC 3.900% due 10/25/2063 ~		2,700	2,541
Prime Mortgage Trust
5.844% due 02/25/2034 •		17	16
5.944% due 02/25/2035 •		454	449

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Residential Accredit Loans, Inc. Trust
5.276% due 12/25/2035 ~		204	175
5.644% due 05/25/2037 •		4,014	3,609
6.000% due 09/25/2036		424	317
6.500% due 09/25/2036		3,589	1,606
Residential Asset Securitization Trust 5.500% due 10/25/2035 •		866	526
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037		1,095	815
Ripon Mortgages PLC 5.922% due 08/28/2056 •	GBP	14,748	18,611
SFO Commercial Mortgage Trust 6.589% due 05/15/2038 •		$13,680	13,330
Structured Adjustable Rate Mortgage Loan Trust
4.414% due 01/25/2035 ~		291	286
5.104% due 11/25/2035 ~		4,098	2,626
5.844% due 04/25/2047 •		715	604
Structured Asset Mortgage Investments Trust
5.941% due 07/19/2035 •		493	462
6.101% due 09/19/2032 •		4	4
SunTrust Adjustable Rate Mortgage Loan Trust 5.608% due 02/25/2037 ~		547	458
Thornburg Mortgage Securities Trust
7.002% due 06/25/2047 •		4,060	3,414
7.052% due 03/25/2037 •		557	413
Towd Point Mortgage Funding
6.367% due 10/20/2051 •	GBP	10,192	12,869
6.572% due 07/20/2045 •		28,909	36,506
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$15,982	14,957
Trinity Square PLC 6.072% due 07/15/2059 •	GBP	9,716	12,271
UWM Mortgage Trust 2.500% due 12/25/2051 ~		$13,379	10,784
Wachovia Mortgage Loan Trust LLC 5.937% due 05/20/2036 «~		177	164
WaMu Mortgage Pass-Through Certificates Trust
3.312% due 05/25/2037 ~		1,832	1,411
4.061% due 12/25/2036 ~		134	115
4.364% due 12/25/2036 ~		3,798	3,272
4.541% due 07/25/2037 ~		2,114	1,752
5.944% due 02/25/2045 •		4,450	4,259
6.024% due 10/25/2045 •		85	82
6.159% due 01/25/2046 •		356	325
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	2,030
6.177% due 12/21/2049 •		8,532	10,816
6.873% due 12/21/2049 •		2,259	2,837
7.373% due 12/21/2049 •		1,179	1,473
7.873% due 12/21/2049 •		674	839
8.373% due 12/21/2049 •		674	827
Worldwide Plaza Trust 3.526% due 11/10/2036		$6,000	4,440

Total Non-Agency Mortgage-Backed Securities (Cost $602,848)			548,425

ASSET-BACKED SECURITIES 16.8%
Accredited Mortgage Loan Trust 5.704% due 09/25/2036 •		1,251	1,233
ACE Securities Corp. Home Equity Loan Trust
5.564% due 12/25/2036 •		1,907	993
5.744% due 07/25/2036 •		4,735	1,443
5.884% due 08/25/2036 •		9,581	2,333
ACREC Ltd. 6.591% due 10/16/2036 •		14,387	14,289
Ally Auto Receivables Trust 5.760% due 11/15/2026		7,594	7,601
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.914% due 11/25/2035 •		1,991	1,939
6.554% due 03/25/2035 •		8,375	8,186
Anchorage Capital CLO Ltd. 0.000% due 04/22/2034 •(b)		11,500	11,500
Apidos CLO 6.508% due 07/17/2030 •		12,353	12,383
Aqueduct European CLO DAC 4.610% due 07/20/2030 •	EUR	6,629	7,160
Arbor Realty Commercial Real Estate Notes Ltd. 6.769% due 01/15/2037 •		$15,100	15,041
AREIT LLC 7.569% due 06/17/2039 •		13,500	13,560
AREIT Trust 6.569% due 01/20/2037 •		13,411	13,269
Ares CLO Ltd. 6.446% due 01/15/2029 •		7,307	7,315
Argent Securities Trust
5.744% due 07/25/2036 •		15,615	4,074

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

5.824% due 03/25/2036 •		5,077	2,764
Bear Stearns Asset-Backed Securities Trust
5.744% due 11/25/2036 •		3,186	3,098
5.764% due 08/25/2036 •		451	430
6.569% due 02/25/2035 •		2,282	2,272
Benefit Street Partners CLO Ltd. 6.656% due 07/15/2032 •		13,300	13,303
BMW Vehicle Lease Trust 5.990% due 09/25/2026		8,900	8,975
Carlyle U.S. CLO Ltd. 6.478% due 10/15/2031 •		9,200	9,200
CarMax Auto Owner Trust 5.720% due 11/16/2026		6,444	6,448
Catamaran CLO Ltd. 6.679% due 04/22/2030 •		12,799	12,830
CIFC Funding Ltd. 6.696% due 04/25/2033 •		9,500	9,521
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		2,518	1,286
Countrywide Asset-Backed Certificates Trust
4.342% due 10/25/2046 þ		8,113	6,509
5.584% due 06/25/2047 •		5,619	5,010
5.904% due 05/25/2037 •		5,648	5,143
6.044% due 06/25/2036 •		627	622
6.194% due 05/25/2034 «•		99	96
6.244% due 08/25/2047 •		30	30
6.344% due 09/25/2036 •		1,639	1,500
Credit-Based Asset Servicing & Securitization Trust 5.564% due 11/25/2036 •		278	126
Cumulus Static CLO DAC 0.000% due 11/15/2033 •(b)	EUR	7,900	8,523
Drive Auto Receivables Trust 5.830% due 12/15/2026		$9,200	9,207
Dryden CLO Ltd. 6.626% due 07/15/2031 •		12,414	12,417
Dryden Senior Loan Fund
6.476% due 04/15/2029 •		5,678	5,672
6.479% due 10/19/2029 •		9,200	9,200
EMC Mortgage Loan Trust 6.184% due 05/25/2040 •		54	53
FHF Trust 6.570% due 06/15/2028		1,090	1,096
Fremont Home Loan Trust
5.504% due 01/25/2037 •		57	26
6.059% due 11/25/2035 •		9,900	8,776
FS Rialto Issuer LLC 7.219% due 01/19/2039 •		14,200	14,176
Galaxy CLO Ltd. 6.607% due 05/16/2031 •		400	401
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		534	534
GSAA Home Equity Trust
5.995% due 03/25/2046 ~		5,848	2,148
6.500% due 10/25/2037		9,010	4,911
GSAMP Trust 5.624% due 06/25/2036 •		2,790	1,553
HERA Commercial Mortgage Ltd. 6.491% due 02/18/2038 •		11,875	11,715
Home Equity Loan Trust 5.674% due 04/25/2037 •		5,981	5,792
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		9,100	9,109
Invesco Euro CLO DAC 4.592% due 07/15/2031 •	EUR	3,600	3,835
JP Morgan Mortgage Acquisition Corp. 3.183% due 10/25/2035 •		$2,124	2,064
JP Morgan Mortgage Acquisition Trust
5.664% due 08/25/2036 •		1,930	1,390
5.704% due 03/25/2037 •		634	620
5.924% due 08/25/2036 •		994	717
6.029% due 05/25/2035 •		1,319	1,295
KREF Ltd. 6.776% due 02/17/2039 •		15,000	14,906
Kubota Credit Owner Trust 5.610% due 07/15/2026		6,680	6,683
LCM Ltd. 6.418% due 07/20/2030 •		8,766	8,787
Lehman XS Trust 4.937% due 06/25/2036 «•		270	272
Long Beach Mortgage Loan Trust 5.764% due 05/25/2036 •		33,753	10,233
Lument Finance Trust, Inc. 6.610% due 06/15/2039 •		14,875	14,554
Madison Park Funding Ltd. 0.000% due 10/18/2030 «•(b)		10,000	10,007

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Magnetite Ltd. 6.449% due 11/15/2028 •		5,194	5,195
Man GLG Euro CLO DAC 4.630% due 12/15/2031 •	EUR	12,715	13,667
MASTR Asset-Backed Securities Trust
5.924% due 03/25/2036 •		$3,511	2,170
6.024% due 12/25/2035 «•		142	138
Merrill Lynch Mortgage Investors Trust
3.946% due 03/25/2037 þ		4,090	891
5.664% due 07/25/2037 •		2,362	1,028
5.924% due 08/25/2037 •		2,211	1,153
MF1 LLC 7.961% due 09/17/2037 •		12,800	12,847
MF1 Ltd.
6.521% due 10/16/2036 •		16,028	15,928
6.541% due 07/16/2036 •		14,808	14,742
6.676% due 02/19/2037 •		14,577	14,441
7.140% due 11/15/2035 •		7,434	7,448
MF1 Multifamily Housing Mortgage Loan Trust 6.290% due 07/15/2036 •		1,025	1,019
Morgan Stanley ABS Capital, Inc. Trust
5.624% due 05/25/2037 •		6,967	6,125
5.744% due 06/25/2036 •		3,752	1,969
5.744% due 07/25/2036 •		5,901	2,207
5.944% due 08/25/2036 •		10,325	5,255
Nelnet Student Loan Trust
6.640% due 02/20/2041		3,833	3,853
7.519% due 02/20/2041 •		3,588	3,596
New Century Home Equity Loan Trust 6.329% due 05/25/2034 •		8,258	8,198
Newcastle Mortgage Securities Trust 6.164% due 03/25/2036 •		6,757	6,486
NovaStar Mortgage Funding Trust 5.924% due 11/25/2036 •		2,386	745
Octagon Investment Partners Ltd. 6.483% due 10/20/2030 •		9,200	9,198
Option One Mortgage Loan Trust
5.584% due 03/25/2037 •		3,801	3,366
5.664% due 05/25/2037 •		7,585	4,536
Option One Mortgage Loan Trust Asset-Backed Certificates 6.134% due 11/25/2035 •		7,833	7,392
Ownit Mortgage Loan Trust
5.664% due 09/25/2037 •		1,922	853
5.735% due 05/25/2037 •		18,488	14,489
5.924% due 09/25/2037 •		9,451	4,195
Pagaya AI Debt Selection Trust
6.258% due 10/15/2031		10,700	10,697
6.813% due 03/15/2030 ~		1,574	1,582
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.569% due 03/25/2035 •		2,170	2,110
Ready Capital Mortgage Financing LLC
6.971% due 01/25/2037 •		11,814	11,805
7.703% due 10/25/2039 •		11,271	11,325
7.881% due 10/25/2039 •		11,585	11,666
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		12,617	4,118
Residential Asset Mortgage Products Trust 6.464% due 04/25/2035 «•		351	341
Residential Asset Securities Corp. Trust
6.044% due 02/25/2036 •		2,682	2,646
6.104% due 12/25/2035 •		2,050	1,822
Santander Drive Auto Receivables Trust 6.310% due 07/15/2027		7,104	7,124
Saxon Asset Securities Trust 5.784% due 10/25/2046 •		3,867	3,730
Securitized Asset-Backed Receivables LLC Trust 5.574% due 05/25/2037 •		649	485
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027		8,888	8,877
SG Mortgage Securities Trust 5.984% due 02/25/2036 •		2,029	1,030
Sound Point CLO Ltd.
6.559% due 10/20/2030 •		9,544	9,530
6.566% due 07/25/2030 •		7,680	7,686
6.789% due 07/20/2032 •		12,600	12,597
Soundview Home Loan Trust
5.554% due 02/25/2037 •		7,512	2,081
6.344% due 10/25/2037 •		12,377	9,667
Specialty Underwriting & Residential Finance Trust 5.744% due 11/25/2037 •		11,559	6,370
Starwood Commercial Mortgage Trust 6.520% due 07/15/2038 •		691	690
Structured Asset Securities Corp. Mortgage Loan Trust 6.344% due 05/25/2037 •		3,107	3,001
T-Mobile U.S. Trust 5.050% due 09/20/2029		9,200	9,208

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Tesla Auto Lease Trust 5.860% due 08/20/2025		3,894	3,900
Thompson Park CLO Ltd. 6.576% due 04/15/2034 •		10,000	9,984
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		4,600	4,614
Venture CLO Ltd.
6.629% due 07/20/2030 •		14,305	14,331
6.636% due 07/15/2031 •		5,682	5,684
Vibrant CLO Ltd.
6.619% due 09/15/2030 •		8,544	8,538
6.699% due 07/20/2032 •		17,000	17,028
Wachovia Mortgage Loan Trust LLC 6.134% due 10/25/2035 •		4,929	4,363
WaMu Asset-Backed Certificates WaMu Trust
5.594% due 01/25/2037 •		2,532	1,186
5.694% due 04/25/2037 •		4,964	1,893
Wind River CLO Ltd. 6.656% due 07/15/2031 •		4,000	3,998

Total Asset-Backed Securities (Cost $822,054)			780,991

SOVEREIGN ISSUES 4.4%
Argentina Treasury Bond BONCER 0.000% due 06/30/2025 (e)	ARS	20,983	29
Brazil Government International Bond 6.125% due 03/15/2034		$9,200	9,114
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (e)	BRL	89,900	17,503
Chile Government International Bond 0.830% due 07/02/2031	EUR	14,400	12,813
Italy Buoni Poliennali Del Tesoro 1.300% due 05/15/2028 (f)		17,802	19,351
Ivory Coast Government International Bond 5.875% due 10/17/2031		6,200	6,193
Korea Development Bank 6.050% (SOFRRATE + 0.700%) due 10/23/2026 ~		$1,900	1,914
Korea Government International Bond 2.000% due 06/19/2024		1,200	1,191
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	252,347	13,083
3.000% due 12/03/2026 (f)		60,307	3,368
4.000% due 11/30/2028 (f)		111,604	6,410
4.000% due 08/24/2034 (f)		16,233	905
6.000% due 05/07/2036		$2,700	2,712
7.000% due 09/03/2026	MXN	345,000	19,505
8.500% due 03/01/2029		125,000	7,287
8.500% due 05/31/2029		22,100	1,290
Poland Government International Bond 5.125% due 09/18/2034		$4,600	4,602
Provincia de Buenos Aires 106.588% due 04/12/2025	ARS	1,693	2
Romania Government International Bond 3.624% due 05/26/2030	EUR	14,000	13,952
Saudi Government International Bond
4.750% due 01/18/2028		$9,700	9,692
4.750% due 01/16/2030		9,200	9,140
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	516,400	28,043
United Kingdom Gilt 4.375% due 07/31/2054	GBP	12,970	16,260

Total Sovereign Issues (Cost $216,157)			204,359

		SHARES
COMMON STOCKS 0.1%
INDUSTRIALS 0.1%
Drillco Holding Lux SA «(c)(i)		48,286	1,166
Forsea Holding SA «(c)		142,284	3,432

Total Common Stocks (Cost $3,811)			4,598

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Discover Financial Services 6.125% due 06/23/2025 •(g)		4,600,000	4,630
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)		6,600,000	6,419
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)		3,900,000	3,713

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Total Preferred Securities (Cost $15,100)			14,762

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
COMMERCIAL PAPER 0.1%
American Electric Power Co., Inc. 5.560% due 05/15/2024		$5,900	5,856

REPURCHASE AGREEMENTS (j) 0.2%			10,103

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	66,710	69

U.S. TREASURY BILLS 0.1%
5.380% due 05/02/2024 - 06/13/2024 (d)(e)(m)(o)		$2,352	2,333

Total Short-Term Instruments (Cost $18,373)			18,361

Total Investments in Securities (Cost $7,290,259)			6,855,945

		SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short Asset Portfolio		15,779,955	153,697
PIMCO Short-Term Floating NAV Portfolio III		735,334	7,152

Total Short-Term Instruments (Cost $164,365)			160,849

Total Investments in Affiliates (Cost $164,365)			160,849

Total Investments 150.8% (Cost $7,454,624)			$7,016,794
Financial Derivative Instruments (l)(n) 0.1%(Cost or Premiums, net $7,376)			2,858
Other Assets and Liabilities, net (50.9)%			(2,366,671)

Net Assets 100.0%			$4,652,981

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$966	$1,166	0.03%
National Football League 5.480% due 10/05/2028	03/14/2024	2,400	2,400	0.05

$3,366	$3,566	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$5,403	U.S. Treasury Notes 5.000% due 09/30/2025	$(5,511)	$5,403	$5,404
SAL	5.260	03/28/2024	04/01/2024	4,700	U.S. Treasury Notes 4.875% due 11/30/2025	(4,871)	4,700	4,703

Total Repurchase Agreements	$(10,382)	$10,103	$10,107

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	5.410%	03/15/2024	04/05/2024	$(6,550)	$(6,566)
BRC	5.250	02/26/2024	TBD(3)	(509)	(512)
RCY	5.400	03/13/2024	04/10/2024	(19,447)	(19,503)
5.410	03/21/2024	04/11/2024	(35,773)	(35,832)

Total Reverse Repurchase Agreements	$(62,413)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

TDM	5.420%	03/15/2024	04/04/2024	$(9,594)	$(9,618)
UBS	5.420	02/07/2024	04/18/2024	(8,445)	(8,515)

Total Sale-Buyback Transactions	$(18,133)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (9.4)%
Uniform Mortgage-Backed Security	4.000%	02/01/2053	$500	$(465)	$(464)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2054	113,500	(90,052)	(89,959)
Uniform Mortgage-Backed Security, TBA	3.500	04/11/2054	8,700	(7,796)	(7,787)
Uniform Mortgage-Backed Security, TBA	4.000	04/01/2054	122,500	(113,450)	(113,454)
Uniform Mortgage-Backed Security, TBA	4.500	04/01/2054	183,021	(174,074)	(174,305)
Uniform Mortgage-Backed Security, TBA	5.000	04/11/2054	36,159	(35,318)	(35,285)
Uniform Mortgage-Backed Security, TBA	5.500	04/01/2054	15,721	(15,641)	(15,646)

Total Short Sales (9.4)%	$(436,796)	$(436,900)

(k)	Securities with an aggregate market value of $80,046 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(55,303) at a weighted average interest rate of 5.424%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(26) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond June Futures	06/2024	503	$44,687	$240	$0	$(7)
U.S. Treasury 2-Year Note June Futures	06/2024	56	11,451	(7)	0	(11)
U.S. Treasury 5-Year Note June Futures	06/2024	2,583	276,421	353	0	(303)
U.S. Treasury 10-Year Note June Futures	06/2024	1,578	174,837	322	14	(109)

$908	$14	$(430)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2024	236	$(33,960)	$(524)	$0	$(161)
Japan Government 10-Year Bond June Futures	06/2024	83	(79,869)	(21)	115	(77)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	1,625	(186,240)	(1,634)	0	(25)
United Kingdom Long Gilt June Futures	06/2024	227	(28,634)	(82)	0	(120)

$(2,261)	$115	$(383)

Total Futures Contracts	$(1,353)	$129	$(813)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.374%	$2,400	$(61)	$80	$19	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2027	0.851	4,400	(195)	220	25	0	0
Boeing Co.	1.000	Quarterly	06/20/2029	1.073	11,100	64	(97)	(33)	5	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.511	EUR	5,500	10	107	117	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	0.225	$7,500	273	(178)	95	4	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.096	5,400	(66)	79	13	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.101	5,000	(78)	112	34	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.170	5,300	36	59	95	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.204	600	7	6	13	0	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.183	EUR	14,400	25	10	35	2	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.266		1,300	(199)	212	13	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.261		$7,400	21	20	41	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.518		6,700	(24)	145	121	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.567		1,700	(4)	34	30	0	(1)

							$(191)	$809	$618	$13	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index		(5.000)%	Quarterly	12/20/2025		$10,282	$(744)	$109	$(635)	$0	$(1)
CDX.HY-36 5-Year Index		(5.000)	Quarterly	06/20/2026		19,691	(1,878)	477	(1,401)	1	0
CDX.HY-38 5-Year Index		(5.000)	Quarterly	06/20/2027		58,006	(184)	(4,409)	(4,593)	0	(9)

							$(2,806)	$(3,823)	$(6,629)	$1	$(10)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	1,800	$(10)	$121	$111	$9	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		1,800	(8)	(1)	(9)	0	(9)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	9,960,000	464	(766)	(302)	39	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		152,000	16	31	47	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		690,000	0	196	196	0	(13)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		1,050,000	4	316	320	0	(19)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		224,600	10	68	78	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		6,229,100	1,780	3,178	4,958	0	(138)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		343,000	0	200	200	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		4,270,000	75	4,084	4,159	0	(145)
Receive	1-Day USD-SOFR Compounded-OIS	5.388	Annual	10/18/2024		$81,500	0	(16)	(16)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		31,900	(99)	(423)	(522)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		54,600	(171)	(663)	(834)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		105,800	1,913	956	2,869	83	0
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	07/17/2025		30,600	(4)	299	295	22	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		42,200	30	277	307	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		47,480	0	814	814	82	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		25,600	0	287	287	44	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		10,300	(87)	156	69	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		8,700	(55)	(448)	(503)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		9,300	(58)	(453)	(511)	0	(15)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		58,120	0	1,156	1,156	81	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		27,500	0	421	421	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		91,500	0	1,265	1,265	127	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		3,200	0	38	38	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		7,400	0	86	86	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		6,300	0	71	71	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		9,400	0	102	102	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.943	Annual	04/21/2032		12,600	(82)	(1,995)	(2,077)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		7,200	(29)	(212)	(241)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		4,400	(17)	(131)	(148)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		25,500	0	291	291	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/15/2033		28,000	0	282	282	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.743	Annual	08/15/2033		3,700	0	35	35	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.745	Annual	08/15/2033		15,500	0	143	143	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		13,400	0	115	115	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		9,400	0	80	80	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		19,400	0	151	151	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		2,000	(9)	32	23	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		1,360	(6)	15	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,900	(9)	42	33	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		3,900	(18)	96	78	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		4,100	(19)	93	74	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		3,900	0	95	95	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		4,400	(20)	123	103	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034		2,100	(9)	(35)	(44)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		4,200	(18)	(54)	(72)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		69,300	14,010	9,527	23,537	0	(107)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		96,900	2,430	(817)	1,613	0	(250)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	134,600	(473)	922	449	0	(14)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		49,600	(636)	250	(386)	16	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		3,900	3	9	12	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	26,500	(326)	769	443	96	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		100	(1)	2	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		13,900	(396)	624	228	54	0
Pay	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	313,800	(567)	(1,136)	(1,703)	0	(109)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		6,000	(21)	(72)	(93)	0	(3)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,000	(174)	(2,512)	(2,686)	20	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		27,400	(101)	(1,744)	(1,845)	26	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		10,900	(515)	(213)	(728)	11	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		8,700	(194)	165	(29)	42	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		3,100	(12)	(137)	(149)	0	(17)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		1,500	(6)	(85)	(91)	0	(8)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		2,900	(12)	(172)	(184)	0	(16)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		1,900	(8)	(81)	(89)	0	(10)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	2,500	(10)	(93)	(103)	0	(14)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033	3,700	(13)	(82)	(95)	0	(20)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	2,400	(8)	(59)	(67)	0	(13)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	3,800	(14)	0	(14)	0	(21)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034	2,700	(8)	51	43	14	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	2,700	(9)	50	41	14	0
Receive(6)	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	1,800	(6)	(9)	(15)	0	(15)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	40,200	661	252	913	230	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054	43,000	(2,027)	(170)	(2,197)	0	(516)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	178,300	(2,144)	931	(1,213)	0	(86)
Pay	CAONREPO Index	4.820	Semi-Annual	07/13/2025	27,300	0	72	72	0	(11)
Pay	CAONREPO Index	4.750	Semi-Annual	07/14/2025	68,100	0	129	129	0	(28)
Pay(6)	CAONREPO Index	3.500	Annual	12/18/2025	57,300	(46)	(135)	(181)	0	(16)
Receive	CAONREPO Index	3.500	Semi-Annual	06/01/2032	49,500	(397)	310	(87)	53	0
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033	12,800	(49)	(124)	(173)	17	0

$12,495	$16,940	$29,435	$1,327	$(1,708)

Total Swap Agreements	$9,498	$13,926	$23,424	$1,341	$(1,720)

(m)

Securities with an aggregate market value of $44,268 and cash of $21,941 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2024	AUD	149	$97	$1	$0
04/2024	NZD	3,547	2,185	66	0
04/2024	$4,925	AUD	7,512	0	(30)
05/2024	98	149	0	(1)
BOA	04/2024	AUD	208	$137	1	0
04/2024	DKK	6,297	915	5	0
04/2024	GBP	6,000	7,669	96	0
04/2024	SGD	11,710	8,767	88	0
04/2024	$1,979	JPY	299,071	0	(4)
05/2024	DKK	6,631	$967	7	0
05/2024	JPY	297,711	1,979	4	0
05/2024	$137	AUD	208	0	(1)
BPS	04/2024	GBP	136,420	$173,173	991	0
04/2024	$187	AUD	287	0	0
05/2024	DKK	8,443	$1,228	5	0
05/2024	TWD	8,196	265	9	0
06/2024	44,231	1,429	42	0
06/2024	$966	IDR	15,228,778	0	(9)
06/2024	6,732	INR	560,799	0	(22)
06/2024	343	TWD	10,633	0	(10)
BRC	04/2024	CNH	351	$49	0	0
04/2024	$10,405	TRY	336,975	0	(202)
04/2024	ZAR	744	$39	0	0
05/2024	AUD	17,737	11,525	0	(43)
05/2024	$11,074	TRY	375,956	25	(19)
06/2024	116	MXN	1,966	1	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

	06/2024		1,943	TRY	70,272	39	0
BSH	07/2024	BRL	51,200		$10,151	30	0
CBK	04/2024	AUD	17,352		11,455	147	0
	04/2024	BRL	58,903		11,745	1	0
	04/2024	CNH	351		48	0	0
	04/2024	GBP	4,527		5,775	63	(2)
	04/2024	MXN	15,082		899	0	(6)
	04/2024		$11,790	BRL	58,903	0	(45)
	05/2024		11,745		59,094	0	0
	06/2024	MXN	46,159		$2,748	5	0
DUB	04/2024	BRL	2,375		477	3	0
	04/2024	EUR	136,224		148,064	1,099	0
	04/2024		$475	BRL	2,375	0	(2)
	06/2024		4,264	MXN	72,422	39	0
	07/2024		477	BRL	2,395	0	(3)
	03/2025		105	TRY	5,010	2	0
FAR	04/2024	BRL	21,719		$4,347	17	0
	04/2024		$4,410	BRL	21,719	0	(79)
	04/2024		3,378	JPY	510,705	0	(4)
	05/2024	JPY	508,388		$3,378	4	0
GLM	04/2024		$2,200	TRY	71,950	0	(14)
	05/2024		2,171		75,074	38	0
	07/2024	BRL	26,900		$5,431	114	0
	09/2024		$1,179	TRY	47,106	30	0
JPM	04/2024	BRL	45,284		$9,058	29	0
	04/2024	CAD	8,315		6,163	24	0
	04/2024		$9,248	BRL	45,284	0	(219)
	04/2024		1,100	GBP	869	0	(4)
	05/2024		5,862	TRY	200,324	5	(4)
	06/2024		3,732	IDR	58,958,865	0	(26)
	06/2024		38	ILS	138	0	0
	06/2024		118	KRW	154,259	0	(3)
	06/2024		29	MXN	485	0	0
	06/2024		1,332	TWD	40,978	0	(47)
	07/2024	BRL	11,800		$2,375	43	0
	07/2024		$9,058	BRL	45,674	0	(30)
	03/2025		91	TRY	4,427	3	0
MBC	04/2024	AUD	37,595		$24,447	0	(52)
	04/2024	CNH	603		84	1	0
	04/2024	GBP	480		611	5	0
	04/2024	JPY	348,816		2,328	23	0
	04/2024		$2,023	AUD	3,115	7	0
	04/2024		6,133	CAD	8,317	7	0
	04/2024		184,784	GBP	146,298	0	(134)
	04/2024		37	THB	1,300	0	(1)
	05/2024	CAD	8,313		$6,133	0	(7)
	05/2024	GBP	146,298		184,815	136	0
	06/2024		$1,723	IDR	27,244,867	0	(10)
	06/2024		10	ILS	37	0	0
MYI	04/2024	CNH	252		$35	0	0
	04/2024	SGD	11,618		8,735	124	0
	04/2024		$147,422	EUR	136,224	0	(456)
	05/2024	EUR	136,224		$147,601	465	0
	06/2024	TWD	328,147		10,584	292	0
	06/2024		$1,327	IDR	20,612,514	0	(32)
	06/2024		16	KRW	21,151	0	(1)
NGF	06/2024		8,800	INR	734,976	0	(7)
RBC	04/2024	DKK	751		$110	1	0
	04/2024	MXN	586		33	0	(2)
SCX	04/2024	CNH	1,154		161	2	0
	04/2024	DKK	8,053		1,175	10	0
	04/2024		$2,130	NZD	3,547	0	(11)
	05/2024	NZD	3,547		$2,130	11	0
	06/2024	TWD	356,339		11,621	445	0
	06/2024		$3,569	IDR	56,380,588	0	(24)
	06/2024		24,756	INR	2,062,608	0	(79)
SSB	04/2024	BRL	47,490		$9,505	36	0
	04/2024		$9,498	BRL	47,490	0	(29)
	05/2024	MXN	365,834		$21,530	0	(331)
TOR	04/2024	JPY	462,167		3,092	39	0
	04/2024		$40,037	AUD	61,086	0	(230)
	05/2024		116		178	0	0
	06/2024	MXN	116,709		$6,912	0	(21)
UAG	04/2024	AUD	16,517		10,796	32	0
	04/2024	ZAR	481,228		25,698	322	0
	05/2024		$10,805	AUD	16,517	0	(33)
	06/2024		262	MXN	4,447	2	0

Total Forward Foreign Currency Contracts						$5,036	$(2,289)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC GBP versus USD			$1.200	09/26/2024	$11,800	$390	$64

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.500%	02/13/2025	$14,200	$218	$139
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.050	05/28/2024	58,600	67	28
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.500	02/13/2025	28,400	428	278
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	12/13/2024	30,800	350	206
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.975	05/29/2024	58,600	64	43
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.920	02/27/2025	7,600	332	246

							$1,459	$940

Total Purchased Options							$1,849	$1,004

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC GBP versus USD			$1.100	09/26/2024	$23,600	$(242)	$(12)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	05/28/2024	$29,300	$(67)	$(4)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	04/08/2024	4,400	(8)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/08/2024	4,400	(8)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/15/2024	2,600	(8)	(11)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.810	04/15/2024	2,600	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.560	04/18/2024	2,500	(7)	(14)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	04/18/2024	2,500	(7)	(1)
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.480	04/29/2024	4,200	(6)	(6)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.780	04/29/2024	4,200	(6)	(6)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	6,200	(48)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	6,200	(48)	(133)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.705	04/22/2024	6,900	(23)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.105	04/22/2024	6,900	(23)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	8,500	(24)	(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	8,500	(24)	(15)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	24,500	(185)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	24,500	(185)	(542)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.195	05/29/2024	29,300	(65)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.244	02/27/2025	28,900	(332)	(250)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.430	04/12/2024	4,200	(7)	(1)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.770	04/12/2024	4,200	(7)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/08/2024	3,900	(15)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/08/2024	3,900	(15)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	04/15/2024	3,800	(13)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.080	04/15/2024	3,800	(13)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.685	04/18/2024	3,800	(15)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/18/2024	3,800	(13)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.085	04/18/2024	3,800	(15)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	04/18/2024	3,800	(13)	(3)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.560	04/22/2024	6,300	(10)	(12)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/22/2024	6,300	(10)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	04/12/2024	4,300	(15)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	04/12/2024	4,300	(15)	(10)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	04/05/2024	1,900	(6)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.810	04/05/2024	1,900	(6)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.480	04/25/2024	2,600	(7)	(10)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.770	04/25/2024	2,600	(7)	(4)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/02/2024	8,200	(20)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	04/02/2024	8,200	(20)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.624	04/01/2024	4,200	(16)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.627	04/01/2024	4,200	(15)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.688	04/01/2024	4,200	(15)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.024	04/01/2024	4,200	(16)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.027	04/01/2024	4,200	(15)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.088	04/01/2024	4,200	(15)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/11/2024	2,100	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/11/2024	2,100	(8)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.678	04/25/2024	3,900	(11)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.078	04/25/2024	3,900	(11)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	4,100	(11)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	4,100	(11)	(7)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	6,200	(48)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	6,200	(48)	(134)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	6,200	(47)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	6,200	(47)	(131)

							$(1,666)	$(1,459)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2054		$96.766	04/04/2024	$	5,700	$(16)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054		95.656	05/06/2024		8,200	(39)	(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054		97.656	05/06/2024		8,200	(28)	(51)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2054		96.195	06/06/2024		5,500	(27)	(24)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2054			99.195	06/06/2024			5,500	(17)		(14)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054			95.672	05/06/2024			8,600	(40)		(13)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054			97.672	05/06/2024			8,600	(33)		(52)

									$(200)		$(167)

Total Written Options									$(2,108)		$(1,638)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.600%		$14,400	$(708)	$492	$0	$(216)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.005		2,500	(120)	120	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.202		500	(45)	42	0	(3)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.871		4,900	(225)	243	18	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.871		3,000	(148)	159	11	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.005		700	(25)	25	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.600		3,500	(169)	116	0	(53)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.600		5,200	(236)	158	0	(78)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.005		3,600	(135)	136	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.202		1,600	(143)	133	0	(10)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.518		15,900	(680)	703	23	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.842		4,800	(108)	115	7	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.005		500	(19)	19	0	0
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.600		23,100	(1,089)	743	0	(346)

								$(3,850)	$3,204	$60	$(706)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 40 5-Year 35-100% Index		5.000%	Quarterly	12/20/2028	EUR	8,100	$1,345	$325	$1,670	$0
JPM	iTraxx Crossover 40 5-Year 35-100% Index		5.000	Quarterly	12/20/2028		3,800	642	142	784	0

								$1,987	$467	$2,454	$0

Total Swap Agreements								$(1,863)	$3,671	$2,514	$(706)

(o)

Securities with an aggregate market value of $1,007 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)								Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,595	$7,493	$11,088
Corporate Bonds & Notes
Banking & Finance	0	903,469	2,173	905,642
Industrials	0	482,111	2,400	484,511
Utilities	0	227,138	0	227,138
Municipal Bonds & Notes
California	0	5,927	0	5,927
Illinois	0	6,191	0	6,191
Louisiana	0	6,977	0	6,977
New York	0	2,407	0	2,407
Texas	0	9,073	0	9,073
West Virginia	0	5,877	0	5,877
U.S. Government Agencies	0	2,900,249	0	2,900,249
U.S. Treasury Obligations	0	719,369	0	719,369
Non-Agency Mortgage-Backed Securities	0	547,516	909	548,425
Asset-Backed Securities	0	770,137	10,854	780,991
Sovereign Issues	0	204,359	0	204,359
Common Stocks
Industrials	0	0	4,598	4,598
Preferred Securities
Banking & Finance	0	14,762	0	14,762
Short-Term Instruments
Commercial Paper	0	5,856	0	5,856
Repurchase Agreements	0	10,103	0	10,103
Short-Term Notes	0	69	0	69
U.S. Treasury Bills	0	2,333	0	2,333

	$0	$6,827,518	$28,427	$6,855,945
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$160,849	$0	$0	$160,849

Total Investments	$160,849	$6,827,518	$28,427	$7,016,794

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(436,900)	$0	$(436,900)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	115	1,355	0	1,470
Over the counter	0	8,554	0	8,554

	$115	$9,909	$0	$10,024
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(365)	(2,168)	0	(2,533)
Over the counter	0	(4,633)	0	(4,633)

	$(365)	$(6,801)	$0	$(7,166)

Total Financial Derivative Instruments	$(250)	$3,108	$0	$2,858

Totals	$160,599	$6,393,726	$28,427	$6,582,752

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$150,934	$2,075	$0	$0	$688	$153,697	$2,073	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$55	$175,602	$(168,500)	$(4)	$(1)	$7,152	$192	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
BSH	Banco Santander S.A. - New York Branch	MSC	Morgan Stanley & Co. LLC.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
CKL	Citibank N.A. London	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	IDR	Indonesian Rupiah	SGD	Singapore Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	THB	Thai Baht
CAD	Canadian Dollar	INR	Indian Rupee	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
DKK	Danish Krone	KRW	South Korean Won	USD	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	LIBOR03M	3 Month USD-LIBOR	SOFRINDX	Secured Overnight Financing Rate Index
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding